UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	5-31-2015

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	MAY 31, 2015

Global Allocation Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Monetary Policies Helped Trigger Market Volatility

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained nearly 10% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained almost 9% lower, as measured by West Texas Intermediate crude oil futures. U.S. stocks and bonds posted modest gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 2.97% and 1.09%, respectively. Non-U.S. developed-market stock returns were stronger, as reflected in the 4.84% return of the MSCI EAFE Index, but emerging-market equities lagged, reflected in the 0.82% return of the MSCI Emerging Markets Index.

We expect more monetary policy divergence between the U.S. and other major developed economies in the coming months, accompanied by continued market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2015
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	AGAVX	-0.30%(2)	-1.94%(2)	4.60%(2)	1/31/12
Blended Index(3)	—	0.91%	0.69%	7.22%	—
MSCI All Country World Investable Market Index	—	3.73%	5.29%	12.59%	—
Barclays Global Aggregate Bond Index	—	-3.32%	-6.00%	-0.65%	—
Institutional Class	AGANX	-0.19%(2)	-1.74%(2)	4.80%(2)	1/31/12
A Class	AGAEX				1/31/12
No sales charge*		-0.38%(2)	-2.20%(2)	4.34%(2)
With sales charge*		-6.12%(2)	-7.81%(2)	2.50%(2)
C Class	AGAGX				1/31/12
No sales charge*		-0.80%(2)	-2.97%(2)	3.54%(2)
With sales charge*		-1.75%(2)	-2.97%(2)	3.54%(2)
R Class	AGAFX	-0.55%(2)	-2.46%(2)	4.07%(2)	1/31/12

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)
The blended index combines monthly returns of two widely known indices. The MSCI All Country World Investable Market Index represents 60% of the blended index and the remaining 40% is represented by the Barclays Global Aggregate Bond Index.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
2.20%	2.00%	2.45%	3.20%	2.70%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

MAY 31, 2015
Types of Investments in Portfolio	% of net assets
International Equity Funds	39.3%
Domestic Equity Funds	19.1%
International Fixed Income Funds	15.0%
Exchange-Traded Funds	12.1%
Domestic Fixed Income Funds	10.6%
Cash and Equivalents*	3.9%
*Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period(1)12/1/14 - 5/31/15	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)12/1/14 - 5/31/15	Effective Annualized Expense Ratio(2)
Actual
Investor Class (after waiver)	$1,000	$997.00	$2.14	0.43%	$6.32	1.27%
Investor Class (before waiver)	$1,000	$997.00(3)	$6.77	1.36%	$10.95	2.20%
Institutional Class (after waiver)	$1,000	$998.10	$1.15	0.23%	$5.33	1.07%
Institutional Class (before waiver)	$1,000	$998.10(3)	$5.78	1.16%	$9.96	2.00%
A Class (after waiver)	$1,000	$996.20	$3.38	0.68%	$7.56	1.52%
A Class (before waiver)	$1,000	$996.20(3)	$8.01	1.61%	$12.19	2.45%
C Class (after waiver)	$1,000	$992.00	$7.10	1.43%	$11.27	2.27%
C Class (before waiver)	$1,000	$992.00(3)	$11.72	2.36%	$15.89	3.20%
R Class (after waiver)	$1,000	$994.50	$4.62	0.93%	$8.80	1.77%
R Class (before waiver)	$1,000	$994.50(3)	$9.25	1.86%	$13.43	2.70%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.79	$2.17	0.43%	$6.39	1.27%
Investor Class (before waiver)	$1,000	$1,018.15	$6.84	1.36%	$11.05	2.20%
Institutional Class (after waiver)	$1,000	$1,023.79	$1.16	0.23%	$5.39	1.07%
Institutional Class (before waiver)	$1,000	$1,019.15	$5.84	1.16%	$10.05	2.00%
A Class (after waiver)	$1,000	$1,021.54	$3.43	0.68%	$7.64	1.52%
A Class (before waiver)	$1,000	$1,016.90	$8.10	1.61%	$12.29	2.45%
C Class (after waiver)	$1,000	$1,017.80	$7.19	1.43%	$11.40	2.27%
C Class (before waiver)	$1,000	$1,013.16	$11.85	2.36%	$16.03	3.20%
R Class (after waiver)	$1,000	$1,020.29	$4.68	0.93%	$8.90	1.77%
R Class (before waiver)	$1,000	$1,015.66	$9.35	1.86%	$13.54	2.70%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

MAY 31, 2015 (UNAUDITED)

	Shares	Value
MUTUAL FUNDS(1) — 84.0%
International Equity Funds — 39.3%
Emerging Markets Fund Institutional Class	221,391	$2,134,212
Global Gold Fund Institutional Class	48,634	383,235
Global Real Estate Fund Institutional Class	394,680	4,680,911
International Growth Fund Institutional Class	315,812	4,099,237
NT International Small-Mid Cap Fund R6 Class(2)	84,555	888,675
NT International Value Fund R6 Class(2)	312,586	3,219,635
		15,405,905
Domestic Equity Funds — 19.1%
Core Equity Plus Fund Institutional Class	137,688	1,962,051
Equity Market Neutral Fund Institutional Class(2)	35,199	401,618
Heritage Fund Institutional Class	33,539	888,778
Large Company Value Fund Institutional Class	63,980	593,735
Market Neutral Value Fund Institutional Class	37,675	401,996
Mid Cap Value Fund Institutional Class	29,511	498,145
Select Fund Institutional Class	28,711	1,759,971
Small Company Fund Institutional Class	71,584	984,992
		7,491,286
International Fixed Income Funds — 15.0%
Emerging Markets Debt Fund R6 Class	118,573	1,186,914
International Bond Fund Institutional Class	380,363	4,708,898
		5,895,812
Domestic Fixed Income Funds — 10.6%
Diversified Bond Fund Institutional Class	127,179	1,386,247
High-Yield Fund Institutional Class	465,020	2,762,216
		4,148,463
TOTAL MUTUAL FUNDS (Cost $30,134,614)		32,941,466
EXCHANGE-TRADED FUNDS — 12.1%
iShares Global Energy ETF	11,000	405,790
iShares Global Tech ETF	4,800	482,448
iShares S&P GSCI Commodity Indexed Trust(2)	109,772	2,322,776
PowerShares DB Agriculture Fund(2)	35,218	768,809
SPDR Gold Shares(2)	3,513	400,833
Sprott Physical Gold Trust(2)	39,060	383,569
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,966,441)		4,764,225
TEMPORARY CASH INVESTMENTS — 4.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 1.50%, 10/31/18 - 2/29/20, valued at $256,012), in a joint trading account at 0.06%, dated 5/29/15, due 6/1/15 (Delivery value $250,550)		250,549
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.375%, 4/30/16, valued at $306,696), in a joint trading account at 0.03%, dated 5/29/15, due 6/1/15 (Delivery value $300,660)		300,659

7

	Shares	Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 4.50%, 11/15/24 - 5/15/38, valued at $1,007,594), at 0.01%, dated 5/29/15, due 6/1/15 (Delivery value $979,001)		$979,000
SSgA U.S. Government Money Market Fund, Class N	210	210
State Street Institutional Liquid Reserves Fund, Premier Class	23,554	23,554
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,553,972)		1,553,972
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $37,655,027)		39,259,663
OTHER ASSETS AND LIABILITIES — (0.1)%		(56,324)
TOTAL NET ASSETS — 100.0%		$39,203,339

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	70,000	USD	54,848	JPMorgan Chase Bank N.A.	6/17/15	$(1,372)
USD	54,303	AUD	70,222	Barclays Bank plc	6/17/15	658
BRL	118,260	USD	40,000	UBS AG	6/17/15	(3,073)
USD	35,000	BRL	108,063	UBS AG	6/17/15	1,257
USD	3,334	BRL	10,129	UBS AG	6/17/15	171
CAD	60,555	USD	50,000	JPMorgan Chase Bank N.A.	6/17/15	(1,320)
CAD	36,447	USD	30,000	JPMorgan Chase Bank N.A.	6/17/15	(701)
USD	51,297	CAD	62,954	JPMorgan Chase Bank N.A.	6/17/15	688
USD	45,000	CAD	56,181	UBS AG	6/17/15	(163)
CLP	82,494,279	USD	133,270	UBS AG	6/17/15	1
USD	15,000	CLP	9,000,750	UBS AG	6/17/15	459
CNY	673,676	USD	109,523	UBS AG	6/17/15	526
USD	49,967	CNY	307,350	UBS AG	6/17/15	(240)
COP	193,200,000	USD	80,000	UBS AG	6/17/15	(3,776)
USD	75,000	COP	190,875,000	UBS AG	6/17/15	(307)
USD	30,000	CZK	756,162	Barclays Bank plc	6/17/15	(290)
EUR	15,000	USD	17,017	Barclays Bank plc	6/17/15	(539)
EUR	10,000	USD	11,284	Barclays Bank plc	6/17/15	(299)
EUR	25,000	USD	27,247	Deutsche Bank	6/17/15	216
USD	219,984	EUR	204,852	UBS AG	6/17/15	(5,047)
GBP	25,000	USD	38,238	Barclays Bank plc	6/17/15	(33)
GBP	10,000	USD	15,379	Deutsche Bank	6/17/15	(97)
GBP	15,000	USD	23,490	Deutsche Bank	6/17/15	(566)
GBP	40,000	USD	60,917	UBS AG	6/17/15	212
GBP	5,000	USD	7,838	UBS AG	6/17/15	(197)
GBP	35,000	USD	53,654	UBS AG	6/17/15	(167)
USD	60,056	GBP	39,963	Barclays Bank plc	6/17/15	(1,016)
USD	15,227	GBP	10,000	Barclays Bank plc	6/17/15	(55)
HUF	6,817,000	USD	25,000	Barclays Bank plc	6/17/15	(791)
HUF	13,726,855	USD	50,000	JPMorgan Chase Bank N.A.	6/17/15	(1,252)
HUF	9,567,639	USD	35,000	UBS AG	6/17/15	(1,023)
USD	38,188	HUF	10,861,630	Deutsche Bank	6/17/15	(385)
USD	68,534	HUF	19,256,524	UBS AG	6/17/15	149
IDR	444,759	USD	34	UBS AG	6/17/15	—

8

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	1,359,750,020	USD	103,917	UBS AG	6/17/15	$(1,198)
USD	103,014	IDR	1,360,299,870	UBS AG	6/17/15	254
INR	4,983,172	USD	77,680	UBS AG	6/17/15	242
INR	17,366,400	USD	271,902	Westpac Group	6/17/15	(343)
USD	162,728	INR	10,393,450	Westpac Group	6/17/15	205
USD	60,000	INR	3,856,200	Westpac Group	6/17/15	(300)
USD	125,000	INR	8,111,250	Westpac Group	6/17/15	(1,836)
JPY	1,797,703	USD	15,000	Deutsche Bank	6/17/15	(513)
JPY	11,311,631	USD	95,000	JPMorgan Chase Bank N.A.	6/17/15	(3,846)
JPY	4,769,124	USD	40,000	JPMorgan Chase Bank N.A.	6/17/15	(1,568)
USD	80,000	JPY	9,954,880	Barclays Bank plc	6/17/15	(221)
USD	60,000	JPY	7,200,206	Deutsche Bank	6/17/15	1,977
USD	262,664	JPY	31,469,214	UBS AG	6/17/15	9,070
KRW	267,939,123	USD	246,949	Westpac Group	6/17/15	(6,626)
USD	107,291	KRW	116,410,496	Westpac Group	6/17/15	2,879
USD	60,000	KRW	65,820,000	Westpac Group	6/17/15	964
USD	75,000	MXN	1,153,089	Deutsche Bank	6/17/15	203
USD	153	NOK	1,211	JPMorgan Chase Bank N.A.	6/17/15	(3)
NZD	139,008	USD	106,024	Deutsche Bank	6/17/15	(7,535)
USD	44,170	NZD	60,000	State Street Bank and Trust Company	6/17/15	1,659
USD	55,606	NZD	75,000	State Street Bank and Trust Company	6/17/15	2,468
PEN	47,610	USD	15,000	UBS AG	6/17/15	50
PEN	283,950	USD	90,000	UBS AG	6/17/15	(242)
USD	178,261	PEN	562,323	UBS AG	6/17/15	508
USD	209	PEN	660	UBS AG	6/17/15	1
PHP	5,751,200	USD	130,000	UBS AG	6/17/15	(967)
USD	65,000	PHP	2,902,250	UBS AG	6/17/15	(114)
USD	63,592	PHP	2,849,558	Westpac Group	6/17/15	(340)
PLN	446,872	USD	119,946	UBS AG	6/17/15	(600)
USD	105,000	PLN	393,248	Barclays Bank plc	6/17/15	(25)
USD	15,000	PLN	53,844	Deutsche Bank	6/17/15	620
SEK	287,301	USD	35,000	Deutsche Bank	6/17/15	(1,296)
USD	30,000	SEK	255,071	Barclays Bank plc	6/17/15	77
USD	30,136	SEK	262,444	UBS AG	6/17/15	(652)
SGD	34,542	USD	25,633	Barclays Bank plc	6/17/15	(19)
USD	110,000	SGD	148,896	UBS AG	6/17/15	(412)
THB	5,890,550	USD	181,248	Westpac Group	6/17/15	(6,238)
USD	40,405	THB	1,313,160	Westpac Group	6/17/15	1,391
USD	137,184	THB	4,597,036	Westpac Group	6/17/15	605
USD	75,000	THB	2,547,750	Westpac Group	6/17/15	(694)
TRY	64,925	USD	25,000	Barclays Bank plc	6/17/15	(727)
TRY	40,716	USD	15,000	JPMorgan Chase Bank N.A.	6/17/15	222
TRY	278,228	USD	105,000	State Street Bank and Trust Company	6/17/15	(982)
USD	98,891	TRY	272,568	Barclays Bank plc	6/17/15	(3,011)
USD	85,000	TWD	2,616,300	State Street Bank and Trust Company	6/17/15	77
						$(35,208)

9

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2015 (UNAUDITED)
Assets
Investment securities - affiliated, at value (cost of $30,134,614)	$32,941,466
Investment securities - unaffiliated, at value (cost of $7,520,413)	6,318,197
Total investment securities, at value (cost of $37,655,027)	39,259,663
Cash	17,822
Foreign currency holdings, at value (cost of $134)	134
Receivable for investments sold	92,963
Receivable for capital shares sold	17,656
Unrealized appreciation on forward foreign currency exchange contracts	27,809
Dividends and interest receivable	19,274
39,435,321

Liabilities
Payable for investments purchased	19,336
Payable for capital shares redeemed	126,064
Unrealized depreciation on forward foreign currency exchange contracts	63,017
Accrued management fees	12,412
Distribution and service fees payable	11,153
231,982

Net Assets	$39,203,339

Net Assets Consist of:
Capital (par value and paid-in surplus)	$37,146,762
Distributions in excess of net investment income	(42,360)
Undistributed net realized gain	529,509
Net unrealized appreciation	1,569,428
$39,203,339

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$14,478,352	1,348,136	$10.74
Institutional Class, $0.01 Par Value	$4,221,919	392,342	$10.76
A Class, $0.01 Par Value	$10,194,394	952,026	$10.71*
C Class, $0.01 Par Value	$10,187,064	958,883	$10.62
R Class, $0.01 Par Value	$121,610	11,386	$10.68
*Maximum offering price $11.36 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$661,554
Dividends	7,659
Interest	396
669,609

Expenses:
Management fees	311,348
Distribution and service fees:
A Class	14,557
C Class	62,475
R Class	755
Directors' fees and expenses	854
Other expenses	217
390,206
Fees waived	(216,108)
174,098

Net investment income (loss)	495,511

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $924,336 from affiliated funds)	(506,207)
Foreign currency transactions	24,519
Capital gain distributions received from affiliated funds	1,703,873
1,222,185

Change in net unrealized appreciation (depreciation) on:
Investments	(2,104,798)
Translation of assets and liabilities in foreign currencies	(40,588)
(2,145,386)

Net realized and unrealized gain (loss)	(923,201)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(427,690)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2014
Increase (Decrease) in Net Assets	May 31, 2015	November 30, 2014
Operations
Net investment income (loss)	$495,511	$743,124
Net realized gain (loss)	1,222,185	2,250,951
Change in net unrealized appreciation (depreciation)	(2,145,386)	(1,407,426)
Net increase (decrease) in net assets resulting from operations	(427,690)	1,586,649

Distributions to Shareholders
From net investment income:
Investor Class	(259,121)	(378,001)
Institutional Class	(79,369)	(121,144)
A Class	(142,486)	(218,144)
C Class	(47,886)	(50,583)
R Class	(2,756)	(2,803)
From net realized gains:
Investor Class	(711,164)	(57,146)
Institutional Class	(188,607)	(15,843)
A Class	(482,622)	(41,031)
C Class	(563,510)	(35,230)
R Class	(12,565)	(697)
Decrease in net assets from distributions	(2,490,086)	(920,622)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(15,318,042)	(20,027,879)

Net increase (decrease) in net assets	(18,235,818)	(19,361,852)

Net Assets
Beginning of period	57,439,157	76,801,009
End of period	$39,203,339	$57,439,157

Distributions in excess of net investment income	$(42,360)	$(6,253)

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2015 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Allocation Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in other American Century Investments funds (affiliated funds), unaffiliated funds such as exchange-traded funds (ETFs), securities and other financial instruments in such varying combinations as permitted under the 1940 Act or any regulations or exemptive relief thereunder. The fund may invest up to 100% of its assets in affiliated and unaffiliated funds (collectively, underlying funds). The fund is diversified as defined under the 1940 Act. The fund will assume the risks associated with the underlying funds. The fund’s investment objective is to seek total return (capital appreciation plus dividend and interest income).

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

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If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, are a component of net realized gain (loss). Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Expenses — The expenses included in the accompanying financial statements reflect the expenses of the fund and do not include any expenses associated with the underlying funds.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily.

15

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 1.36% for the Investor Class, A Class, C Class and R Class and 1.16% for the Institutional Class. However, the investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. From December 1, 2014 through March 31, 2015, the investment advisor voluntarily agreed to waive an additional 0.24% of the fund's management fee. Effective April 1, 2015, the investment advisor increased the amount of this additional waiver from 0.24% to 0.26% of the fund's management fee. This waiver is expected to continue until March 31, 2016 and cannot be terminated without the approval of the Board of Directors. The total amount of the waivers with respect to any class of the fund will not exceed the management fee for that particular class. The total amount of the waiver for each class for the six months ended May 31, 2015 was $80,680, $21,795, $54,174, $58,059 and $1,400 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee after waiver for each class for the six months ended May 31, 2015 was 0.43% for the Investor Class, A Class, C Class and R Class and 0.23% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution

16

services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2015 were $16,971,478 and $30,828,553, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2015		Year ended November 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	75,558	$811,184	730,131	$8,388,577
Issued in reinvestment of distributions	90,468	961,399	38,267	425,917
Redeemed	(644,720)	(6,907,193)	(1,541,629)	(17,439,302)
	(478,694)	(5,134,610)	(773,231)	(8,624,808)
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	7,071	76,336	100,776	1,128,827
Issued in reinvestment of distributions	25,172	267,976	12,297	136,987
Redeemed	(145,294)	(1,561,263)	(333,033)	(3,762,644)
	(113,051)	(1,216,951)	(219,960)	(2,496,830)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	43,763	469,971	623,012	7,005,144
Issued in reinvestment of distributions	58,259	617,915	23,152	257,224
Redeemed	(418,192)	(4,473,752)	(1,253,594)	(14,332,957)
	(316,170)	(3,385,866)	(607,430)	(7,070,589)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	31,111	332,725	285,967	3,209,439
Issued in reinvestment of distributions	55,715	588,084	6,522	72,133
Redeemed	(593,349)	(6,282,937)	(456,019)	(5,112,620)
	(506,523)	(5,362,128)	(163,530)	(1,831,048)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	1,063	11,394	2,293	26,135
Issued in reinvestment of distributions	1,446	15,321	315	3,500
Redeemed	(22,607)	(245,202)	(3,002)	(34,239)
	(20,098)	(218,487)	(394)	(4,604)
Net increase (decrease)	(1,434,536)	$(15,318,042)	(1,764,545)	$(20,027,879)

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6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the six months ended May 31, 2015 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Fund	$3,174,325	$6,307	$1,044,650	$92,326	$6,307	$2,134,212
Global Gold Fund	1,308,173	50,248	1,288,858	(287,948)	44,449	383,235
Global Real Estate Fund	7,001,734	1,275,518	3,227,516	219,187	293,787	4,680,911
International Growth Fund	10,421,323	1,275,929	6,434,944	666,138	686,683	4,099,237
NT International Small-Mid Cap Fund(3)	—	969,216	123,665	4,982	—	888,675
NT International Value Fund(3)	—	3,466,567	325,661	9,154	—	3,219,635
Core Equity Plus Fund	3,484,256	416,054	1,309,569	226,697	416,054	1,962,051
Equity Market Neutral Fund(3)	—	431,226	25,737	(264)	—	401,618
Heritage Fund	2,024,262	273,408	1,277,625	(12,539)	273,408	888,778
Large Company Value Fund	437,672	287,221	140,476	5,608	2,510	593,735
Market Neutral Value Fund	—	431,226	37,142	299	—	401,996
Mid Cap Value Fund	583,715	137,269	193,291	(5,172)	56,283	498,145
Select Fund	3,632,158	327,377	1,611,090	432,840	327,377	1,759,971
Small Company Fund	1,433,831	—	500,478	26,970	—	984,992
Emerging Markets Debt Fund	—	1,301,752	137,294	2,243	9,741	1,186,914
International Bond Fund	7,505,454	890,715	3,619,462	(394,982)	103,216	4,708,898
Diversified Bond Fund	2,325,244	21,681	948,707	12,716	21,683	1,386,247
High-Yield Fund	4,040,240	162,492	1,448,397	(73,919)	123,929	2,762,216
	$47,372,387	$11,724,206	$23,694,562	$924,336	$2,365,427	$32,941,466

(1)
Affiliated fund investments represent Institutional Class for all funds, except R6 Class for NT International Small-Mid Cap Fund, NT International Value Fund and Emerging Markets Debt Fund. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

7. Investments in Underlying Funds

The fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of the underlying funds’ net assets.

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8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Mutual Funds	$32,941,466	—	—
Exchange-Traded Funds	4,764,225	—	—
Temporary Cash Investments	23,764	$1,530,208	—
	$37,729,455	$1,530,208	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$27,809	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(63,017)	—

9. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $8,666,457.

The value of foreign currency risk derivative instruments as of May 31, 2015, is disclosed on the Statement of Assets and Liabilities as an asset of $27,809 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $63,017 in unrealized depreciation on forward foreign currency exchange contracts.

19

For the six months ended May 31, 2015, the effect of foreign currency risk derivative instruments on the Statement of Operations was $24,519 in net realized gain (loss) on foreign currency transactions and $(40,588) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

10. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

There are certain risks involved with investing in forward foreign currency exchange contracts. Changes in the value of foreign currencies against the U.S. dollar could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar. Changes in exchange rates may increase losses and lower gains from the fund’s investments. The overall impact on the fund may be significant depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Currency trends are unpredictable and exchange rates in foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or Supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

The fund’s commodity-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity-related indices. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$38,183,302
Gross tax appreciation of investments	$3,108,327
Gross tax depreciation of investments	(2,031,966)
Net tax appreciation (depreciation) of investments	$1,076,361

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(4)	$11.33	0.13	(0.18)	(0.05)	(0.14)	(0.40)	(0.54)	$10.74	(0.30)%	0.43%(5)	1.36%(5)	2.45%(5)	1.52%(5)	38%	$14,478
2014	$11.24	0.16	0.09	0.25	(0.14)	(0.02)	(0.16)	$11.33	2.30%	0.44%	1.37%	1.35%	0.42%	47%	$20,694
2013	$10.65	0.11	0.62	0.73	(0.14)	—	(0.14)	$11.24	7.04%	0.41%	1.37%	1.15%	0.19%	39%	$29,232
2012(6)	$10.00	0.06	0.59	0.65	—	—	—	$10.65	6.40%	0.35%(5)	1.37%(5)	0.69%(5)	(0.33)%(5)	19%	$9,566
Institutional Class
2015(4)	$11.36	0.14	(0.17)	(0.03)	(0.17)	(0.40)	(0.57)	$10.76	(0.19)%	0.23%(5)	1.16%(5)	2.65%(5)	1.72%(5)	38%	$4,222
2014	$11.28	0.19	0.08	0.27	(0.17)	(0.02)	(0.19)	$11.36	2.41%	0.24%	1.17%	1.55%	0.62%	47%	$5,742
2013	$10.66	0.11	0.66	0.77	(0.15)	—	(0.15)	$11.28	7.28%	0.21%	1.17%	1.35%	0.39%	39%	$8,179
2012(6)	$10.00	0.08	0.58	0.66	—	—	—	$10.66	6.60%	0.15%(5)	1.17%(5)	0.89%(5)	(0.13)%(5)	19%	$1,894
A Class
2015(4)	$11.28	0.12	(0.17)	(0.05)	(0.12)	(0.40)	(0.52)	$10.71	(0.38)%	0.68%(5)	1.61%(5)	2.20%(5)	1.27%(5)	38%	$10,194
2014	$11.20	0.13	0.09	0.22	(0.12)	(0.02)	(0.14)	$11.28	1.96%	0.69%	1.62%	1.10%	0.17%	47%	$14,307
2013	$10.62	0.14	0.57	0.71	(0.13)	—	(0.13)	$11.20	6.78%	0.66%	1.62%	0.90%	(0.06)%	39%	$21,003
2012(6)	$10.00	0.03	0.59	0.62	—	—	—	$10.62	6.20%	0.60%(5)	1.62%(5)	0.44%(5)	(0.58)%(5)	19%	$19,311

21

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(4)	$11.15	0.08	(0.18)	(0.10)	(0.03)	(0.40)	(0.43)	$10.62	(0.80)%	1.43%(5)	2.36%(5)	1.45%(5)	0.52%(5)	38%	$10,187
2014	$11.07	0.03	0.10	0.13	(0.03)	(0.02)	(0.05)	$11.15	1.21%	1.44%	2.37%	0.35%	(0.58)%	47%	$16,343
2013	$10.55	(0.01)	0.64	0.63	(0.11)	—	(0.11)	$11.07	6.00%	1.41%	2.37%	0.15%	(0.81)%	39%	$18,032
2012(6)	$10.00	(0.04)	0.59	0.55	—	—	—	$10.55	5.50%	1.35%(5)	2.37%(5)	(0.31)%(5)	(1.33)%(5)	19%	$4,726
R Class
2015(4)	$11.24	0.10	(0.17)	(0.07)	(0.09)	(0.40)	(0.49)	$10.68	(0.55)%	0.93%(5)	1.86%(5)	1.95%(5)	1.02%(5)	38%	$122
2014	$11.15	0.09	0.11	0.20	(0.09)	(0.02)	(0.11)	$11.24	1.80%	0.94%	1.87%	0.85%	(0.08)%	47%	$354
2013	$10.60	0.18	0.49	0.67	(0.12)	—	(0.12)	$11.15	6.42%	0.91%	1.87%	0.65%	(0.31)%	39%	$356
2012(6)	$10.00	0.03	0.57	0.60	—	—	—	$10.60	6.00%	0.85%(5)	1.87%(5)	0.19%(5)	(0.83)%(5)	19%	$530

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended May 31, 2015 (unaudited).

(5)	Annualized.

(6)	January 31, 2012 (fund inception) through November 30, 2012.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86222 1507

SEMIANNUAL REPORT	MAY 31, 2015

Multi-Asset Income Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Monetary Policies Helped Trigger Market Volatility

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained nearly 10% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained almost 9% lower, as measured by West Texas Intermediate crude oil futures. U.S. stocks and bonds posted modest gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 2.97% and 1.09%, respectively. Non-U.S. developed-market stock returns were stronger, as reflected in the 4.84% return of the MSCI EAFE Index, but emerging-market equities lagged, reflected in the 0.82% return of the MSCI Emerging Markets Index.

We expect more monetary policy divergence between the U.S. and other major developed economies in the coming months, accompanied by continued market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2015
	Ticker Symbol	Since Inception(1)	Inception Date
Investor Class	AMJVX	2.32%(2)	12/1/14
Blended Index(3)	—	2.69%	—
Barclays U.S. High-Yield 2% Issuer Capped Bond Index	—	3.27%	—
Russell 3000 Value Index	—	2.68%	—
Barclays U.S. Aggregate Bond Index	—	1.21%	—
MSCI ACWI ex-U.S. Value Index	—	2.47%	—
Institutional Class	AMJIX	2.42%(2)	12/1/14
A Class	AMJAX		12/1/14
No sales charge*		2.20%(2)
With sales charge*		-3.67%(2)
C Class	AMJCX		12/1/14
No sales charge*		1.85%(2)
With sales charge*		0.85%(2)
R Class	AMJWX	2.09%(2)	12/1/14
R6 Class	AMJRX	2.49%(2)	12/1/14

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)
The blended index combines monthly returns of widely known indices. The Barclays U.S. High-Yield 2% Issuer Capped Bond Index represents 40%, the Russell 3000 Value Index represents 30%, the Barclays U.S. Aggregate Bond Index represents 20% and the MSCI ACWI ex-U.S. Value Index represents 10% of the blended index.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.24%	1.04%	1.49%	2.24%	1.74%	0.89%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

MAY 31, 2015
Types of Investments in Portfolio	% of net assets
Mutual Funds	48.5%
Domestic Common Stocks	19.3%
Foreign Common Stocks*	5.0%
Preferred Stocks	6.7%
Convertible Preferred Stocks	4.7%
Convertible Bonds	4.1%
Corporate Bonds	3.2%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Mortgage Obligations	1.4%
Asset-Backed Securities	0.7%
Exchange-Traded Funds	0.2%
Municipal Securities	0.1%
Temporary Cash Investments	4.5%
Other Assets and Liabilities	0.2%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period(1)12/1/14 - 5/31/15	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,023.20	$3.03	0.60%
Investor Class (before waiver)	$1,000	$1,023.20(2)	$4.59	0.91%
Institutional Class (after waiver)	$1,000	$1,024.20	$2.02	0.40%
Institutional Class (before waiver)	$1,000	$1,024.20(2)	$3.58	0.71%
A Class (after waiver)	$1,000	$1,022.00	$4.28	0.85%
A Class (before waiver)	$1,000	$1,022.00(2)	$5.85	1.16%
C Class (after waiver)	$1,000	$1,018.50	$8.05	1.60%
C Class (before waiver)	$1,000	$1,018.50(2)	$9.61	1.91%
R Class (after waiver)	$1,000	$1,020.90	$5.54	1.10%
R Class (before waiver)	$1,000	$1,020.90(2)	$7.10	1.41%
R6 Class (after waiver)	$1,000	$1,024.90	$1.26	0.25%
R6 Class (before waiver)	$1,000	$1,024.90(2)	$2.83	0.56%
Hypothetical
Investor Class (after waiver)	$1,000	$1,021.94	$3.02	0.60%
Investor Class (before waiver)	$1,000	$1,020.39	$4.58	0.91%
Institutional Class (after waiver)	$1,000	$1,022.94	$2.02	0.40%
Institutional Class (before waiver)	$1,000	$1,021.39	$3.58	0.71%
A Class (after waiver)	$1,000	$1,020.69	$4.28	0.85%
A Class (before waiver)	$1,000	$1,019.15	$5.84	1.16%
C Class (after waiver)	$1,000	$1,016.95	$8.05	1.60%
C Class (before waiver)	$1,000	$1,015.41	$9.60	1.91%
R Class (after waiver)	$1,000	$1,019.45	$5.54	1.10%
R Class (before waiver)	$1,000	$1,017.90	$7.09	1.41%
R6 Class (after waiver)	$1,000	$1,023.68	$1.26	0.25%
R6 Class (before waiver)	$1,000	$1,022.14	$2.82	0.56%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

MAY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount	Value
MUTUAL FUNDS(1) — 48.5%
Emerging Markets Debt Fund R6 Class	207,736	$2,079,436
High-Yield Fund R6 Class	603,989	3,581,655
International Value Fund R6 Class	255,430	2,229,903
Utilities Fund Investor Class	9,558	164,967
TOTAL MUTUAL FUNDS (Cost $8,070,490)		8,055,961
COMMON STOCKS — 24.3%
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	509	50,503
Automobiles†
Honda Motor Co. Ltd. ADR	139	4,757
Banks — 0.4%
Commerce Bancshares, Inc.	314	14,007
JPMorgan Chase & Co.	169	11,117
KeyCorp	163	2,377
PNC Financial Services Group, Inc. (The)	315	30,142
SunTrust Banks, Inc.	99	4,225
		61,868
Beverages — 0.3%
PepsiCo, Inc.	539	51,976
Capital Markets — 0.5%
AllianceBernstein Holding LP	354	11,102
Blackstone Group LP (The)	1,720	75,336
Northern Trust Corp.	53	3,951
		90,389
Chemicals — 0.2%
Air Products & Chemicals, Inc.	92	13,502
Potash Corp. of Saskatchewan, Inc.	768	24,176
		37,678
Commercial Services and Supplies — 0.2%
ADT Corp. (The)	87	3,174
Republic Services, Inc.	762	30,701
Tyco International plc	60	2,421
		36,296
Communications Equipment†
Cisco Systems, Inc.	86	2,521
Containers and Packaging†
Bemis Co., Inc.	153	7,029
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc.	166	5,518
Verizon Communications, Inc.	478	23,632
		29,150

7

	Shares/ Principal Amount	Value
Electric Utilities — 0.9%
Edison International	809	$49,195
Great Plains Energy, Inc.	348	9,072
Portland General Electric Co.	236	8,251
Westar Energy, Inc.	1,476	54,125
Xcel Energy, Inc.	596	20,294
		140,937
Electrical Equipment — 0.1%
ABB Ltd. ADR	69	1,507
Emerson Electric Co.	108	6,513
		8,020
Food and Staples Retailing — 0.4%
Sysco Corp.	179	6,651
Wal-Mart Stores, Inc.	696	51,692
		58,343
Food Products — 0.2%
Campbell Soup Co.	208	10,055
General Mills, Inc.	486	27,289
		37,344
Gas Utilities — 0.8%
Atmos Energy Corp.	309	16,692
Laclede Group, Inc. (The)	313	16,749
ONE Gas, Inc.	1,595	70,706
Piedmont Natural Gas Co., Inc.	360	13,425
WGL Holdings, Inc.	143	8,228
		125,800
Health Care Providers and Services — 0.1%
Quest Diagnostics, Inc.	125	9,404
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp.	202	19,378
Household Products — 0.2%
Procter & Gamble Co. (The)	421	33,002
Industrial Conglomerates — 0.1%
General Electric Co.	523	14,262
Koninklijke Philips Electronics NV	138	3,766
		18,028
Insurance — 0.2%
Chubb Corp. (The)	17	1,658
Marsh & McLennan Cos., Inc.	565	32,900
MetLife, Inc.	89	4,651
		39,209
Multi-Utilities — 0.4%
NorthWestern Corp.	301	15,658
PG&E Corp.	857	45,824
		61,482

8

	Shares/ Principal Amount	Value
Oil, Gas and Consumable Fuels — 3.1%
Antero Midstream Partners LP	1,240	$35,340
Black Stone Minerals LP(2)	1,177	21,292
Chevron Corp.	377	38,831
Columbia Pipeline Partners LP	1,580	42,739
Dominion Midstream Partners LP(2)	59	2,487
EQT GP Holdings LP(2)	788	25,389
EQT Midstream Partners LP	504	42,170
Exxon Mobil Corp.	839	71,483
Imperial Oil Ltd.	297	11,645
Occidental Petroleum Corp.	499	39,017
Rice Midstream Partners LP	1,856	31,645
Royal Dutch Shell plc, Class A ADR	25	1,493
Shell Midstream Partners LP	1,034	46,427
Spectra Energy Partners LP	1,206	61,506
Tallgrass Energy GP LP(2)	183	5,865
Total SA ADR	672	33,929
		511,258
Pharmaceuticals — 0.8%
Eli Lilly & Co.	125	9,863
Johnson & Johnson	467	46,765
Merck & Co., Inc.	791	48,164
Pfizer, Inc.	903	31,379
		136,171
Real Estate Investment Trusts (REITs) — 14.1%
Blackstone Mortgage Trust, Inc., Class A	4,050	122,391
Charter Hall Group	19,567	71,658
Cominar Real Estate Investment Trust	5,447	79,235
Corrections Corp. of America	2,090	73,484
Digital Realty Trust, Inc.	1,325	87,503
Easterly Government Properties, Inc.	4,846	75,258
Federation Centres	11,382	26,454
Frasers Centrepoint Trust	54,500	86,110
Geo Group, Inc. (The)	2,278	86,405
GPT Group	9,639	34,047
HCP, Inc.	1,479	57,267
Hospitality Properties Trust	2,558	77,226
Lexington Realty Trust	5,733	52,629
Liberty Property Trust	2,289	79,978
Link Real Estate Investment Trust (The)	6,500	37,724
Mapletree Commercial Trust	58,400	67,363
Medical Properties Trust, Inc.	6,418	87,028
Mercialys SA	2,984	71,020
New Residential Investment Corp.	3,765	64,231
NorthStar Realty Finance Corp.	6,617	120,032
Omega Healthcare Investors, Inc.	1,724	62,116

9

	Shares/ Principal Amount	Value
Physicians Realty Trust	5,260	$84,476
Piedmont Office Realty Trust, Inc., Class A	457	7,856
Realty Income Corp.	1,627	74,142
RioCan Real Estate Investment Trust	2,810	62,590
Scentre Group	24,857	75,067
Spirit Realty Capital, Inc.	5,321	57,414
STAG Industrial, Inc.	3,674	78,256
Starwood Property Trust, Inc.	4,340	103,683
STORE Capital Corp.	2,363	49,292
Unibail-Rodamco SE	186	47,772
Wereldhave NV	786	47,514
Weyerhaeuser Co.	207	6,740
WP Carey, Inc.	1,134	72,225
WP GLIMCHER, Inc.	4,263	59,980
		2,346,166
Real Estate Management and Development — 0.3%
Citycon Oyj	16,816	48,684
Semiconductors and Semiconductor Equipment — 0.1%
Applied Materials, Inc.	414	8,334
Broadcom Corp., Class A	92	5,230
KLA-Tencor Corp.	86	5,131
		18,695
Software — 0.1%
Microsoft Corp.	411	19,259
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	3,028	36,639
TOTAL COMMON STOCKS (Cost $4,101,833)		4,039,986
PREFERRED STOCKS — 6.7%
Banks — 2.4%
U.S. Bancorp, 6.00%	14,726	396,921
Diversified Financial Services — 2.0%
Citigroup, Inc., 5.95%	105,000	105,263
General Electric Capital Corp., 6.25%	200,000	223,687
		328,950
Electric Utilities — 1.1%
Pacific Gas & Electric Co., 5.00%	4,387	107,920
Pacific Gas & Electric Co., 4.50%	2,899	66,677
Pacific Gas & Electric Co., 4.80%	637	15,180
		189,777
Multi-Utilities — 1.0%
SCE Trust II, 5.10%	7,005	170,922
Real Estate Investment Trusts (REITs) — 0.2%
DDR Corp., 6.25%	500	12,640
Kimco Realty Corp., 5.625%	530	13,012
		25,652
TOTAL PREFERRED STOCKS (Cost $1,106,775)		1,112,222

10

		Shares/ Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS — 4.7%
Banks — 3.0%
Bank of America Corp., 7.25%		246	$281,793
Wells Fargo & Co., 7.50%		183	221,216
			503,009
Gas Utilities — 0.8%
Laclede Group, Inc. (The), 6.75%, 4/1/17		2,342	129,068
Machinery — 0.4%
Stanley Black & Decker, Inc., 4.75%, 11/17/15		479	67,587
Real Estate Investment Trusts (REITs) — 0.5%
Health Care REIT, Inc., 6.50%		1,223	77,183
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $785,611)			776,847
CONVERTIBLE BONDS — 4.1%
Energy Equipment and Services — 0.2%
Credit Suisse AG, (convertible into Schlumberger Ltd.), MTN, 6.80%, 7/16/15(3)		$438	35,404
Semiconductors and Semiconductor Equipment — 2.5%
Bank of America Corp., (convertible into Broadcom Corp.), 5.60%, 10/9/15(3)(4)		1,899	89,572
Intel Corp., 3.48%, 12/15/35		98,000	127,216
Microchip Technology, Inc., 1.625%, 2/15/25(4)		181,000	189,258
			406,046
Specialty Retail — 0.3%
UBS AG, (convertible into Advanced Auto Parts, Inc.), 1.92%, 11/23/15(3)(4)		368	55,739
Technology Hardware, Storage and Peripherals — 1.1%
SanDisk Corp., 0.50%, 10/15/20		173,000	179,812
TOTAL CONVERTIBLE BONDS (Cost $656,507)			677,001
CORPORATE BONDS — 3.2%
Banks — 1.9%
Bank of America Corp., VRN, 5.20%, 6/1/23		13,000	12,464
Bank of America Corp., VRN, 6.50%, 10/23/24		213,000	225,514
Citigroup, Inc., VRN, 5.90%, 2/15/23		13,000	13,016
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	15,000	18,982
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	10,000	20,023
Royal Bank of Scotland plc (The), MTN, VRN, 4.625%, 9/22/16	EUR	15,000	16,990
			306,989
Chemicals — 0.1%
Mosaic Co. (The), 4.25%, 11/15/23		$20,000	21,116
Commercial Services and Supplies — 0.1%
Pitney Bowes, Inc., 4.625%, 3/15/24		14,000	14,450
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		19,000	18,994
Diversified Financial Services — 0.1%
Morgan Stanley, 5.00%, 11/24/25		19,000	20,490

11

		Shares/ Principal Amount	Value
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21		$14,000	$14,489
Food and Staples Retailing — 0.1%
Tesco plc, MTN, 5.50%, 12/13/19	GBP	10,000	16,736
Gas Utilities — 0.1%
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22		$14,000	14,134
Industrial Conglomerates — 0.1%
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		19,000	19,040
Insurance — 0.1%
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(4)		14,000	14,505
Media — 0.1%
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24		19,000	19,921
Oil, Gas and Consumable Fuels — 0.1%
Petrobras Global Finance BV, 5.375%, 1/27/21		14,000	13,692
Semiconductors and Semiconductor Equipment — 0.1%
KLA-Tencor Corp., 4.65%, 11/1/24		19,000	19,459
Technology Hardware, Storage and Peripherals — 0.1%
Seagate HDD Cayman, 4.75%, 6/1/23		19,000	19,831
TOTAL CORPORATE BONDS (Cost $540,742)			533,846
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.4%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, VRN, 3.49%, 6/1/15(4)		25,000	25,460
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)		25,000	25,726
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.72%, 6/1/15		25,000	28,032
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 6/1/15		14,000	15,135
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47		10,000	10,824
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 6/1/15		15,000	16,162
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.93%, 3/10/48		25,000	25,738
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(4)		25,000	25,640
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(4)		25,000	25,624
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48		25,000	26,115
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 6/1/15		15,000	16,029
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $239,457)			240,485
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 1.4%
Banc of America Mortgage Trust, Series 2006-A, Class 2A1, VRN, 2.61%, 6/1/15		2,854	2,575
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 2.48%, 6/1/15		2,786	2,471
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37		9,584	10,040
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.20%, 6/1/15		16,640	16,464
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35		4,131	4,023
12

	Shares/ Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.68%, 6/1/15	$12,610	$12,672
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.59%, 6/1/15	17,622	17,569
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 6/1/15	10,901	10,364
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.93%, 6/1/15	1,302	1,333
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,322	1,387
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 6/1/15	16,027	15,959
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 6/1/15	19,451	19,513
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.75%, 6/1/15	20,165	20,285
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 6/1/15	12,288	12,474
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 6/1/15	12,924	12,963
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.61%, 6/1/15	13,420	13,515
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	4,667	4,718
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.57%, 6/1/15	20,788	20,203
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	10,389	10,308
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	22,162	21,830
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $227,240)		230,666
ASSET-BACKED SECURITIES(5) — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(4)	15,000	15,087
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(4)	25,000	24,995
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	14,713	14,822
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(4)	13,446	13,822
MVW Owner Trust 2013-1, Series 2013-1A, Class B, 2.74%, 4/22/30(4)	11,262	11,395
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(4)	22,973	23,068
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(4)	13,500	13,371
TOTAL ASSET-BACKED SECURITIES (Cost $116,102)		116,560
EXCHANGE-TRADED FUNDS — 0.2%
Alerian MLP ETF (Cost $35,859)	2,148	35,549
MUNICIPAL SECURITIES — 0.1%
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41 (Cost $20,309)	$30,000	20,990
TEMPORARY CASH INVESTMENTS — 4.5%
SSgA U.S. Government Money Market Fund, Class N	731,051	731,051
State Street Institutional Liquid Reserves Fund, Premier Class	5,514	5,514

13

	Principal Amount	Value
U.S. Treasury Bills, 0.07%, 6/4/15(6)(7)	$10,000	$10,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $746,565)		746,565
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $16,647,490)		16,586,678
OTHER ASSETS AND LIABILITIES — 0.2%		35,220
TOTAL NET ASSETS — 100.0%		$16,621,898

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	206,955	USD	70,000	UBS AG	6/17/15	$(5,378)
USD	70,000	BRL	211,540	UBS AG	6/17/15	3,946
CAD	102,790	USD	85,000	UBS AG	6/17/15	(2,367)
CAD	4,040	USD	3,224	JPMorgan Chase Bank N.A.	6/30/15	23
USD	228,519	CAD	280,450	JPMorgan Chase Bank N.A.	6/17/15	3,067
USD	29,277	CAD	36,376	JPMorgan Chase Bank N.A.	6/30/15	40
USD	142,250	CAD	176,742	JPMorgan Chase Bank N.A.	6/30/15	195
USD	1,187	CHF	1,125	Credit Suisse AG	6/30/15	(11)
CLP	15,287,500	USD	25,000	UBS AG	6/17/15	(303)
COP	156,975,000	USD	65,000	UBS AG	6/17/15	(3,068)
USD	10,000	COP	24,320,000	UBS AG	6/17/15	405
EUR	50,000	USD	56,808	JPMorgan Chase Bank N.A.	6/17/15	(1,883)
EUR	115,000	USD	125,655	UBS AG	6/17/15	674
EUR	707	USD	771	UBS AG	6/30/15	6
EUR	12,460	USD	13,694	UBS AG	6/30/15	(5)
USD	36,918	EUR	32,507	Barclays Bank plc	6/17/15	1,209
USD	50,192	EUR	45,000	UBS AG	6/17/15	759
USD	418,809	EUR	390,000	UBS AG	6/17/15	(9,609)
USD	221,781	EUR	203,715	UBS AG	6/30/15	(2,041)
USD	31,096	EUR	28,563	UBS AG	6/30/15	(286)
GBP	1,575	USD	2,425	Credit Suisse AG	6/30/15	(18)
USD	36,954	GBP	23,574	Barclays Bank plc	6/17/15	927
USD	3,638	GBP	2,366	Credit Suisse AG	6/30/15	23
HUF	16,478,538	USD	60,000	Deutsche Bank	6/17/15	(1,480)
IDR	1,190,156,774	USD	90,956	UBS AG	6/17/15	(1,049)
IDR	1,707,615,000	USD	130,000	Westpac Group	6/17/15	(1,003)
USD	75,000	IDR	984,750,000	UBS AG	6/17/15	610
USD	29,943	IDR	391,799,968	UBS AG	6/17/15	345
USD	115,000	IDR	1,530,075,000	Westpac Group	6/17/15	(585)
ILS	97,221	USD	25,000	Deutsche Bank	6/17/15	123
INR	13,024,271	USD	203,918	Westpac Group	6/17/15	(257)
USD	155,000	INR	9,905,120	Westpac Group	6/17/15	113
USD	34,249	INR	2,187,500	Westpac Group	6/17/15	43
JPY	14,233,585	USD	115,000	JPMorgan Chase Bank N.A.	6/17/15	(299)
USD	160,000	JPY	19,076,496	JPMorgan Chase Bank N.A.	6/17/15	6,273
USD	404,877	JPY	48,507,463	UBS AG	6/17/15	13,981
USD	3,796	JPY	467,109	Credit Suisse AG	6/30/15	31
KRW	158,591,488	USD	146,167	Westpac Group	6/17/15	(3,922)

14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,000	KRW	21,810,000	UBS AG	6/17/15	$438
USD	15,000	KRW	16,064,700	Westpac Group	6/17/15	591
MXN	370,649	USD	23,943	Barclays Bank plc	6/17/15	99
USD	100,000	MXN	1,535,227	Barclays Bank plc	6/17/15	415
MYR	550,216	USD	155,000	Westpac Group	6/17/15	(4,496)
USD	20,000	MYR	71,600	UBS AG	6/17/15	415
USD	35,000	MYR	125,510	UBS AG	6/17/15	668
PEN	204,750	USD	65,000	UBS AG	6/17/15	(278)
PHP	1,770,920	USD	40,000	Westpac Group	6/17/15	(268)
PLN	53,844	USD	15,000	Deutsche Bank	6/17/15	(620)
PLN	306,203	USD	82,189	UBS AG	6/17/15	(411)
PLN	274,440	USD	75,000	UBS AG	6/17/15	(1,705)
RUB	2,234,750	USD	43,059	UBS AG	6/17/15	(654)
RUB	794,700	USD	15,000	UBS AG	6/17/15	79
USD	30,000	RUB	1,575,600	UBS AG	6/17/15	103
SGD	185,048	USD	137,320	Barclays Bank plc	6/17/15	(99)
SGD	66,345	USD	50,000	Deutsche Bank	6/17/15	(802)
SGD	139,355	USD	105,000	JPMorgan Chase Bank N.A.	6/17/15	(1,663)
SGD	13,247	USD	10,000	UBS AG	6/17/15	(177)
USD	120,000	SGD	160,268	JPMorgan Chase Bank N.A.	6/17/15	1,155
USD	146,561	SGD	197,726	Credit Suisse AG	6/30/15	(18)
THB	5,756,615	USD	177,127	Westpac Group	6/17/15	(6,096)
THB	3,431,610	USD	105,000	Westpac Group	6/17/15	(3,046)
USD	210,000	THB	7,046,550	UBS AG	6/17/15	645
USD	70,000	THB	2,321,312	Westpac Group	6/17/15	1,033
TWD	6,685,800	USD	220,000	Westpac Group	6/17/15	(2,985)
USD	235,000	TWD	7,212,150	Westpac Group	6/17/15	900
ZAR	783,510	USD	65,000	Deutsche Bank	6/17/15	(649)
						$(18,197)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 23 Index	$98,000	Sell	5.00%	12/20/19	2.97%	$2,217	$9,120

* The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

15

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)	Equity-linked debt security. The aggregated value of these securities at the period end was $180,715, which represented 1.1% of total net assets.

(4)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $568,084, which represented 3.4% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	The rate indicated is the yield to maturity at purchase.

(7)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements. At the period end, the aggregate value of securities pledged was $6,000.

See Notes to Financial Statements.

16

Statement of Assets and Liabilities

MAY 31, 2015 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $8,577,000)	$8,530,717
Investment securities - affiliated, at value (cost of $8,070,490)	8,055,961
Total investment securities, at value (cost of $16,647,490)	16,586,678
Foreign currency holdings, at value (cost of $1,718)	1,700
Receivable for investments sold	21,212
Receivable for capital shares sold	56,956
Receivable for variation margin on swap agreements	25
Unrealized appreciation on forward foreign currency exchange contracts	39,334
Dividends and interest receivable	53,650
16,759,555

Liabilities
Disbursements in excess of demand deposit cash	12,264
Payable for investments purchased	58,343
Unrealized depreciation on forward foreign currency exchange contracts	57,531
Accrued management fees	7,084
Distribution and service fees payable	2,435
137,657

Net Assets	$16,621,898

Net Assets Consist of:
Capital (par value and paid-in surplus)	$16,632,322
Distributions in excess of net investment income	(38,825)
Undistributed net realized gain	105,280
Net unrealized depreciation	(76,879)
$16,621,898

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$7,996,092	799,736	$10.00
Institutional Class, $0.01 Par Value	$2,048,128	204,836	$10.00
A Class, $0.01 Par Value	$1,676,348	167,680	$10.00*
C Class, $0.01 Par Value	$1,628,783	162,957	$10.00
R Class, $0.01 Par Value	$1,632,826	163,338	$10.00
R6 Class, $0.01 Par Value	$1,639,721	163,987	$10.00
*Maximum offering price $10.61 (net asset value divided by 0.9425).

See Notes to Financial Statements.

17

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,121)	$126,390
Income distributions from affiliated funds	182,654
Interest	33,761
342,805

Expenses:
Management fees	61,106
Distribution and service fees:
A Class	2,035
C Class	8,043
R Class	4,026
Directors' fees and expenses	224
Other expenses	171
75,605
Fees waived	(22,680)
52,925

Net investment income (loss)	289,880

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(30,380) from affiliated funds)	(20,140)
Swap agreement transactions	(1,281)
Foreign currency transactions	95,304
Capital gain distributions received from affiliated funds	31,397
105,280

Change in net unrealized appreciation (depreciation) on:
Investments	(60,812)
Swap agreements	2,217
Translation of assets and liabilities in foreign currencies	(18,284)
(76,879)

Net realized and unrealized gain (loss)	28,401

Net Increase (Decrease) in Net Assets Resulting from Operations	$318,281

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$289,880
Net realized gain (loss)	105,280
Change in net unrealized appreciation (depreciation)	(76,879)
Net increase (decrease) in net assets resulting from operations	318,281

Distributions to Shareholders
From net investment income:
Investor Class	(141,353)
Institutional Class	(48,510)
A Class	(35,753)
C Class	(29,626)
R Class	(33,463)
R6 Class	(40,000)
Decrease in net assets from distributions	(328,705)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	16,632,322

Net increase (decrease) in net assets	16,621,898

Net Assets
End of period	$16,621,898

Distributions in excess of net investment income	$(38,825)

See Notes to Financial Statements.

19

Notes to Financial Statements

MAY 31, 2015 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Multi-Asset Income Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other American Century Investments funds (affiliated funds), unaffiliated funds such as exchange-traded funds, equity and debt securities, and certain derivative instruments. The fund may invest in affiliated and unaffiliated funds to an unlimited extent. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek income. Long-term capital appreciation is a secondary objective.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced sale on December 1, 2014, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

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Open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Equity-Linked Debt and Linked-Equity Securities — The fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

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Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds. ACIM owns 61% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 0.90% for the Investor Class, A Class, C Class and R Class, 0.70% for the Institutional Class and 0.55% for the R6 Class. However, the investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended May 31, 2015 was $9,576, $3,117, $2,517, $2,486, $2,489 and $2,495 for the Investor Class, Institutional Class, A Class, C Class, R Class and R6 Class, respectively. The effective annual management fee after waiver for each class for the six months ended May 31, 2015 was 0.59% for the Investor Class, A Class, C Class and R Class, 0.39% for the Institutional Class and 0.24% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2015 are detailed in the Statement of Operations.

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Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2015 were $21,878,980 and $6,106,231, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2015
	Shares	Amount
Investor Class/Shares Authorized	50,000,000
Sold	878,938	$8,798,783
Issued in reinvestment of distributions	13,656	137,127
Redeemed	(92,858)	(932,292)
	799,736	8,003,618
Institutional Class/Shares Authorized	50,000,000
Sold	200,000	2,000,000
Issued in reinvestment of distributions	4,836	48,510
	204,836	2,048,510
A Class/Shares Authorized	50,000,000
Sold	164,115	1,641,352
Issued in reinvestment of distributions	3,565	35,753
	167,680	1,677,105
C Class/Shares Authorized	50,000,000
Sold	160,000	1,600,000
Issued in reinvestment of distributions	2,957	29,626
	162,957	1,629,626
R Class/Shares Authorized	50,000,000
Sold	160,000	1,600,000
Issued in reinvestment of distributions	3,338	33,463
	163,338	1,633,463
R6 Class/Shares Authorized	45,000,000
Sold	160,000	1,600,000
Issued in reinvestment of distributions	3,987	40,000
	163,987	1,640,000
Net increase (decrease)	1,662,534	$16,632,322

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6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the six months ended May 31, 2015 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Debt Fund R6 Class	—	$2,277,819	$220,647	$(2,706)	$30,462	$2,079,436
High-Yield Fund R6 Class	—	3,767,924	175,862	(1,342)	102,542	3,581,655
International Value Fund R6 Class	—	2,496,993	243,760	(17,949)	62,677	2,229,903
Utilities Fund Investor Class	—	665,468	497,655	(8,383)	18,370	164,967
	—	$9,208,204	$1,137,924	$(30,380)	$214,051	$8,055,961

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Mutual Funds	$8,055,961	—	—
Common Stocks	3,284,748	$755,238	—
Preferred Stocks	—	1,112,222	—
Convertible Preferred Stocks	—	776,847	—
Convertible Bonds	—	677,001	—
Corporate Bonds	—	533,846	—
Commercial Mortgage-Backed Securities	—	240,485	—
Collateralized Mortgage Obligations	—	230,666	—
Asset-Backed Securities	—	116,560	—
Exchange-Traded Funds	35,549	—	—
Municipal Securities	—	20,990	—
Temporary Cash Investments	736,565	10,000	—
	$12,112,823	$4,473,855	—
Other Financial Instruments
Swap Agreements	—	$2,217	—
Forward Foreign Currency Exchange Contracts	—	39,334	—
	—	$41,551	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(57,531)	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $93,833.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate

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underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,694,490.

Value of Derivative Instruments as of May 31, 2015
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$25	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	39,334	Unrealized depreciation on forward foreign currency exchange contracts	$57,531
		$39,359		$57,531

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(1,281)	Change in net unrealized appreciation (depreciation) on swap agreements	$2,217
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	98,545	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(18,197)
		$97,264		$(15,980)

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$16,699,345
Gross tax appreciation of investments	$136,653
Gross tax depreciation of investments	(249,320)
Net tax appreciation (depreciation) of investments	$(112,667)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$10.00	0.20	0.03	0.23	(0.23)	$10.00	2.32%	0.60%(4)	0.91%(4)	4.08%(4)	3.77%(4)	45%	$7,996
Institutional Class
2015(3)	$10.00	0.22	0.02	0.24	(0.24)	$10.00	2.42%	0.40%(4)	0.71%(4)	4.28%(4)	3.97%(4)	45%	$2,048
A Class
2015(3)	$10.00	0.20	0.02	0.22	(0.22)	$10.00	2.20%	0.85%(4)	1.16%(4)	3.83%(4)	3.52%(4)	45%	$1,676
C Class
2015(3)	$10.00	0.16	0.02	0.18	(0.18)	$10.00	1.85%	1.60%(4)	1.91%(4)	3.08%(4)	2.77%(4)	45%	$1,629
R Class
2015(3)	$10.00	0.18	0.03	0.21	(0.21)	$10.00	2.09%	1.10%(4)	1.41%(4)	3.58%(4)	3.27%(4)	45%	$1,633
R6 Class
2015(3)	$10.00	0.23	0.02	0.25	(0.25)	$10.00	2.49%	0.25%(4)	0.56%(4)	4.43%(4)	4.12%(4)	45%	$1,640

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2015 (unaudited).

(4)	Annualized.
See Notes to Financial Statements.

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Approval of Management Agreement

The Fund’s Board of Directors unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe.

When considering the approval of the management agreement for the Fund, the independent Directors considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

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The independent Directors considered all of the information provided by the Advisor and the independent Directors’ independent counsel in connection with the approval, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. The independent Directors concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86226 1507

SEMIANNUAL REPORT	MAY 31, 2015

Strategic Allocation: Aggressive Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Monetary Policies Helped Trigger Market Volatility

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained nearly 10% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained almost 9% lower, as measured by West Texas Intermediate crude oil futures. U.S. stocks and bonds posted modest gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 2.97% and 1.09%, respectively. Non-U.S. developed-market stock returns were stronger, as reflected in the 4.84% return of the MSCI EAFE Index, but emerging-market equities lagged, reflected in the 0.82% return of the MSCI Emerging Markets Index.

We expect more monetary policy divergence between the U.S. and other major developed economies in the coming months, accompanied by continued market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWSAX	3.87%	8.35%	12.09%	7.59%	7.90%	2/15/96
S&P 500 Index	—	2.97%	11.81%	16.53%	8.12%	8.38%(2)	—
Barclays U.S. Aggregate Bond Index	—	1.09%	3.03%	3.90%	4.61%	5.63%(2)	—
Barclays U.S. 1–3 Month Treasury Bill Index	—	0.01%	0.02%	0.06%	1.36%	2.50%(2)	—
Institutional Class	AAAIX	4.11%	8.74%	12.36%	7.81%	5.68%	8/1/00
A Class(3)	ACVAX						10/2/96
No sales charge*		3.79%	8.13%	11.83%	7.32%	7.50%
With sales charge*		-2.15%	1.91%	10.51%	6.69%	7.15%
B Class	ALLBX						9/30/04
No sales charge*		3.50%	7.40%	11.02%	6.53%	6.81%
With sales charge*		-1.50%	3.40%	10.89%	6.53%	6.81%
C Class	ASTAX						11/27/01
No sales charge*		3.40%	7.43%	11.00%	6.52%	6.12%
With sales charge*		2.48%	7.43%	11.00%	6.52%	6.12%
R Class	AAARX	3.58%	7.91%	11.56%	7.02%	6.91%	3/31/05
R6 Class	AAAUX	4.05%	8.80%	—	—	11.11%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since February 29, 1996, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
1.14%	0.94%	1.39%	2.14%	2.14%	1.64%	0.79%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

MAY 31, 2015
Top Ten Common Stocks	% of net assets
Apple, Inc.	1.4%
Johnson & Johnson	0.8%
Oracle Corp.	0.7%
Comcast Corp., Class A	0.6%
JPMorgan Chase & Co.	0.6%
PepsiCo, Inc.	0.6%
Electronic Arts, Inc.	0.6%
Gilead Sciences, Inc.	0.5%
Merck & Co., Inc.	0.5%
Visa, Inc., Class A	0.5%

Geographic Composition of Common Stocks	% of net assets
United States	53.6%
Japan	3.9%
United Kingdom	3.8%
China	2.4%
Other Countries	16.1%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	7.0 years
Average Duration (effective)	5.2 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	53.6%
Foreign Common Stocks*	26.2%
Corporate Bonds	8.0%
U.S. Treasury Securities	5.5%
U.S. Government Agency Mortgage-Backed Securities	2.0%
Sovereign Governments and Agencies	1.2%
Collateralized Mortgage Obligations	0.6%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.3%
Exchange-Traded Funds	0.3%
Municipal Securities	0.2%
Commercial Paper	0.2%
Preferred Stocks	—**
Convertible Preferred Stocks	—**
Temporary Cash Investments	2.0%
Other Assets and Liabilities	(0.6)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.
**Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period(1) 12/1/14 - 5/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,038.70	$5.79	1.14%
Institutional Class	$1,000	$1,041.10	$4.78	0.94%
A Class	$1,000	$1,037.90	$7.06	1.39%
B Class	$1,000	$1,035.00	$10.86	2.14%
C Class	$1,000	$1,034.00	$10.85	2.14%
R Class	$1,000	$1,035.80	$8.32	1.64%
R6 Class	$1,000	$1,040.50	$4.02	0.79%
Hypothetical
Investor Class	$1,000	$1,019.25	$5.74	1.14%
Institutional Class	$1,000	$1,020.24	$4.73	0.94%
A Class	$1,000	$1,018.00	$6.99	1.39%
B Class	$1,000	$1,014.26	$10.75	2.14%
C Class	$1,000	$1,014.26	$10.75	2.14%
R Class	$1,000	$1,016.75	$8.25	1.64%
R6 Class	$1,000	$1,020.99	$3.98	0.79%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

MAY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 79.8%
Aerospace and Defense — 2.1%
American Science & Engineering, Inc.	729	$28,526
Astronics Corp.(1)	2,253	157,462
B/E Aerospace, Inc.	16,272	933,036
BAE Systems plc	63,880	502,816
Boeing Co. (The)	30,149	4,236,537
Esterline Technologies Corp.(1)	9,582	1,036,485
Honeywell International, Inc.	43,157	4,496,959
Huntington Ingalls Industries, Inc.	3,078	381,641
Lockheed Martin Corp.	13,690	2,576,458
Precision Castparts Corp.	3,720	787,264
Raytheon Co.	17,363	1,792,903
Spirit Aerosystems Holdings, Inc., Class A(1)	18,145	990,536
Teledyne Technologies, Inc.(1)	1,729	175,200
Textron, Inc.	23,616	1,067,916
United Technologies Corp.	26,036	3,050,638
Zodiac Aerospace	30,700	1,119,937
		23,334,314
Air Freight and Logistics — 0.1%
bpost SA	15,399	444,466
Sinotrans Ltd., H Shares	640,000	499,378
		943,844
Airlines — 0.9%
Air New Zealand Ltd.	59,330	125,854
Airports of Thailand PCL	89,900	796,379
Alaska Air Group, Inc.	11,949	772,383
Delta Air Lines, Inc.	12,314	528,517
International Consolidated Airlines Group SA(1)	116,715	988,265
Japan Airlines Co. Ltd.	23,400	805,986
Qantas Airways Ltd.(1)	560,385	1,508,117
Ryanair Holdings plc ADR	7,990	532,134
Southwest Airlines Co.	48,930	1,812,857
Spirit Airlines, Inc.(1)	17,149	1,090,162
United Continental Holdings, Inc.(1)	28,430	1,551,994
		10,512,648
Auto Components — 0.8%
BorgWarner, Inc.	35,197	2,117,100
Bridgestone Corp.	9,600	400,351
Continental AG	2,237	516,563
Cooper Tire & Rubber Co.	406	14,904
Dana Holding Corp.	2,103	45,782

7

	Shares/ Principal Amount	Value
Delphi Automotive plc	21,057	$1,831,538
Faurecia	1,749	78,691
Hota Industrial Manufacturing Co. Ltd.	376,000	1,032,704
Koito Manufacturing Co. Ltd.	7,700	303,372
Linamar Corp.	4,572	311,467
Magna International, Inc.	8,357	480,611
Stoneridge, Inc.(1)	2,547	30,386
Sumitomo Rubber Industries Ltd.	8,400	148,285
Superior Industries International, Inc.	246	4,745
Tower International, Inc.(1)	2,886	79,394
Valeo SA	8,462	1,350,856
		8,746,749
Automobiles — 1.2%
Daimler AG	5,161	483,395
Fiat Chrysler Automobiles NV(1)	28,462	454,830
Ford Motor Co.	32,220	488,777
Fuji Heavy Industries Ltd.	57,900	2,191,630
Great Wall Motor Co. Ltd., H Shares	169,500	1,094,127
Harley-Davidson, Inc.	23,648	1,264,931
Honda Motor Co. Ltd. ADR	10,240	350,413
Isuzu Motors Ltd.	41,700	568,308
Mitsubishi Motors Corp.	6,800	63,390
Peugeot SA(1)	120,827	2,521,382
Piaggio & C SpA	49,085	159,035
Suzuki Motor Corp.	36,500	1,274,699
Tata Motors Ltd.	47,446	357,816
Thor Industries, Inc.	3,845	234,891
Tofas Turk Otomobil Fabrikasi AS	80,510	545,815
Toyota Motor Corp.	20,000	1,386,456
Yamaha Motor Co. Ltd.	15,800	396,544
		13,836,439
Banks — 5.9%
Alior Bank SA(1)	20,660	513,140
Australia & New Zealand Banking Group Ltd.	27,122	688,232
Banco Santander SA	142,618	1,015,637
Bank Hapoalim BM	35,708	187,253
Bank of America Corp.	232,198	3,831,267
Bank of Hawaii Corp.	6,628	416,039
Bank of Ireland(1)	2,694,043	1,029,686
Bank of the Ozarks, Inc.	6,125	269,316
BankUnited, Inc.	6,911	232,140
Barclays plc	242,366	1,000,167
BB&T Corp.	7,842	309,524
Bendigo and Adelaide Bank Ltd.	21,981	206,540
BOC Hong Kong Holdings Ltd.	162,500	668,556
BOK Financial Corp.	5,676	367,124

8

	Shares/ Principal Amount	Value
Capital Bank Financial Corp., Class A(1)	4,542	$129,538
Capitec Bank Holdings Ltd.	22,480	937,830
Cathay General Bancorp	3,419	103,322
Chiba Bank Ltd. (The)	53,000	418,910
China CITIC Bank Corp. Ltd., H Shares(1)	580,000	490,711
China Construction Bank Corp., H Shares	200,000	200,938
China Minsheng Banking Corp. Ltd., H Shares	355,000	488,983
Chongqing Rural Commercial Bank Co. Ltd., H Shares	45,000	36,563
Citigroup, Inc.	47,642	2,576,479
Comerica, Inc.	8,371	409,760
Commerce Bancshares, Inc.	17,988	802,445
Commercial International Bank Egypt S.A.E.	109,960	808,681
Commonwealth Bank of Australia	3,545	230,622
Credicorp Ltd.	5,814	820,588
Credit Agricole SA	41,566	620,638
Cullen / Frost Bankers, Inc.	5,977	438,772
Eagle Bancorp, Inc.(1)	2,562	101,942
East West Bancorp, Inc.	15,720	674,388
FCB Financial Holdings, Inc., Class A(1)	7,602	218,709
First Financial Bankshares, Inc.	3,867	116,513
First NBC Bank Holding Co.(1)	1,734	58,939
FirstMerit Corp.	1,740	34,174
Fukuoka Financial Group, Inc.	7,000	37,731
Hachijuni Bank Ltd. (The)	61,000	463,957
Hang Seng Bank Ltd.	25,900	519,760
HDFC Bank Ltd.	67,427	1,109,121
Home Bancshares, Inc.	4,663	159,055
HSBC Holdings plc	178,626	1,700,045
ICICI Bank Ltd. ADR	140,660	1,485,370
Industrial & Commercial Bank of China Ltd., H Shares	2,521,770	2,195,346
ING Groep NV CVA	98,624	1,622,073
Intesa Sanpaolo SpA	534,820	1,927,823
Itau Unibanco Holding SA ADR	95,850	1,025,595
JPMorgan Chase & Co.	104,377	6,865,919
Juroku Bank Ltd. (The)	37,000	139,814
Kasikornbank PCL	66,800	387,218
KBC Groep NV	29,616	1,985,789
KeyCorp	82,110	1,197,164
LegacyTexas Financial Group, Inc.	421	10,921
Lloyds Banking Group plc	248,629	333,530
M&T Bank Corp.	6,091	736,280
Mitsubishi UFJ Financial Group, Inc.	250,700	1,860,733
Mizrahi Tefahot Bank Ltd.(1)	4,567	51,941
National Australia Bank Ltd.	5,239	137,468
OFG Bancorp	3,612	47,462
Oversea-Chinese Banking Corp. Ltd.	63,800	482,724

9

	Shares/ Principal Amount	Value
PNC Financial Services Group, Inc. (The)	26,881	$2,572,243
PrivateBancorp, Inc.	591	22,535
PT Bank Mandiri (Persero) Tbk	760,800	619,905
PT Bank Rakyat Indonesia (Persero) Tbk	780,700	695,156
Qatar National Bank SAQ	7,430	383,207
Renasant Corp.	2,072	61,000
ServisFirst Bancshares, Inc.	2,329	81,631
Seven Bank Ltd.	152,300	721,528
Signature Bank(1)	6,395	893,062
Skandinaviska Enskilda Banken AB, A Shares	100,560	1,241,889
Southside Bancshares, Inc.	4,096	109,978
Standard Chartered plc	42,907	685,957
Sumitomo Mitsui Financial Group, Inc.	15,000	685,252
Sumitomo Mitsui Trust Holdings, Inc.	14,000	64,284
SunTrust Banks, Inc.	10,815	461,584
Suruga Bank Ltd.	13,600	290,266
SVB Financial Group(1)	5,333	719,475
Texas Capital Bancshares, Inc.(1)	2,790	151,776
U.S. Bancorp	49,820	2,147,740
UMB Financial Corp.	2,365	122,483
United Overseas Bank Ltd.	13,100	224,860
Valley National Bancorp	12,631	123,531
Wells Fargo & Co.	80,317	4,494,539
Westamerica Bancorp	12,955	592,821
Westpac Banking Corp.	46,290	1,187,722
		67,291,329
Beverages — 1.3%
Anheuser-Busch InBev NV	11,758	1,413,417
Boston Beer Co., Inc. (The), Class A(1)	2,018	532,308
Brown-Forman Corp., Class B	13,695	1,291,028
Coca-Cola Co. (The)	9,063	371,220
Constellation Brands, Inc., Class A	18,942	2,233,072
Dr Pepper Snapple Group, Inc.	20,747	1,590,050
PepsiCo, Inc.	69,285	6,681,153
Pernod-Ricard SA	8,720	1,077,911
		15,190,159
Biotechnology — 2.4%
ACADIA Pharmaceuticals, Inc.(1)	1,582	65,178
Acceleron Pharma, Inc.(1)	323	10,895
Adaptimmune Therapeutics plc ADR(1)	671	10,354
Aduro Biotech, Inc.(1)	380	12,836
Agios Pharmaceuticals, Inc.(1)	263	32,091
Alder Biopharmaceuticals, Inc.(1)	1,462	62,164
Alexion Pharmaceuticals, Inc.(1)	12,217	2,001,633
Alnylam Pharmaceuticals, Inc.(1)	4,077	534,454
AMAG Pharmaceuticals, Inc.(1)	10,465	728,155

10

	Shares/ Principal Amount	Value
Amgen, Inc.	27,530	$4,301,838
Anacor Pharmaceuticals, Inc.(1)	843	60,038
Biogen, Inc.(1)	11,968	4,751,176
Bluebird Bio, Inc.(1)	408	79,254
Celgene Corp.(1)	21,040	2,407,818
Celldex Therapeutics, Inc.(1)	1,816	52,428
Cepheid, Inc.(1)	1,369	75,528
Clovis Oncology, Inc.(1)	640	59,162
CSL Ltd.	4,882	348,992
Dyax Corp.(1)	3,098	81,601
Esperion Therapeutics, Inc.(1)	413	44,402
Exact Sciences Corp.(1)	1,936	52,291
Gilead Sciences, Inc.(1)	54,806	6,153,070
Halozyme Therapeutics, Inc.(1)	2,734	47,435
Incyte Corp.(1)	6,043	665,636
Isis Pharmaceuticals, Inc.(1)	1,824	122,792
Keryx Biopharmaceuticals, Inc.(1)	2,337	24,305
Kite Pharma, Inc.(1)	512	28,237
KYTHERA Biopharmaceuticals, Inc.(1)	338	17,025
Ligand Pharmaceuticals, Inc., Class B(1)	423	37,270
Medy-Tox, Inc.	1,940	815,386
Neurocrine Biosciences, Inc.(1)	1,671	73,290
Novavax, Inc.(1)	5,666	50,994
Ophthotech Corp.(1)	1,585	79,282
Opko Health, Inc.(1)	3,201	56,594
Portola Pharmaceuticals, Inc.(1)	1,037	43,367
PTC Therapeutics, Inc.(1)	332	19,286
Puma Biotechnology, Inc.(1)	346	67,626
Receptos, Inc.(1)	333	54,908
Regeneron Pharmaceuticals, Inc.(1)	3,388	1,736,553
Sangamo Biosciences, Inc.(1)	1,998	24,475
Sarepta Therapeutics, Inc.(1)	1,055	27,029
Spark Therapeutics, Inc.(1)	291	21,429
TESARO, Inc.(1)	581	34,140
Vertex Pharmaceuticals, Inc.(1)	7,426	952,682
		26,925,099
Building Products — 0.3%
American Woodmark Corp.(1)	59	3,029
Apogee Enterprises, Inc.	2,008	107,890
Caesarstone Sdot-Yam Ltd.	4,043	249,938
Continental Building Products, Inc.(1)	4,725	105,368
Daikin Industries Ltd.	13,200	1,014,714
Insteel Industries, Inc.	3,483	69,138
Inwido AB	7,667	93,067
Lennox International, Inc.	9,584	1,079,158
Masco Corp.	28,270	765,269

11

	Shares/ Principal Amount	Value
NCI Building Systems, Inc.(1)	8,053	$120,634
Nortek, Inc.(1)	150	12,390
Sanwa Holdings Corp.	5,400	47,119
Trex Co., Inc.(1)	1,889	95,583
		3,763,297
Capital Markets — 2.0%
Affiliated Managers Group, Inc.(1)	9,048	2,023,676
Ameriprise Financial, Inc.	27,299	3,401,182
Ares Management LP	3,817	74,393
Artisan Partners Asset Management, Inc., Class A	4,298	189,585
Banca Generali SpA	8,075	287,171
BlackRock, Inc.	1,760	643,773
Blackstone Group LP (The)	13,961	611,492
China Everbright Ltd.	38,000	151,193
CITIC Securities Co. Ltd., H Shares	156,500	665,064
Credit Suisse Group AG	38,940	1,032,075
Deutsche Bank AG	6,741	202,971
Evercore Partners, Inc., Class A	5,070	258,418
Franklin Resources, Inc.	66,021	3,361,129
Goldman Sachs Group, Inc. (The)	7,790	1,606,220
HFF, Inc., Class A	3,046	122,571
Invesco Ltd.	45,350	1,806,290
Investec plc	55,145	505,280
Legg Mason, Inc.	10,430	556,545
LPL Financial Holdings, Inc.	15,427	657,807
Magellan Financial Group Ltd.	11,025	157,541
Man Group plc	177,861	485,239
Moelis & Co., Class A	1,089	31,429
Northern Trust Corp.	22,163	1,652,252
State Street Corp.	15,004	1,169,262
T. Rowe Price Group, Inc.	4,016	324,051
Waddell & Reed Financial, Inc., Class A	10,383	496,100
		22,472,709
Chemicals — 1.6%
Akzo Nobel NV	11,526	877,902
Asahi Kasei Corp.	80,000	711,920
BASF SE	2,363	218,523
Cabot Corp.	26,172	1,085,353
Chemtura Corp.(1)	2,041	56,658
Croda International plc	3,333	149,004
Daicel Corp.	8,200	106,964
Dow Chemical Co. (The)	79,681	4,148,990
E.I. du Pont de Nemours & Co.	13,602	965,878
Essentra plc	8,844	135,172
Givaudan SA	480	879,459
Innophos Holdings, Inc.	1,795	93,537

12

	Shares/ Principal Amount	Value
Innospec, Inc.	2,645	$113,418
International Flavors & Fragrances, Inc.	282	33,569
Johnson Matthey plc	23,354	1,248,942
LG Chem Ltd.	2,840	639,368
LSB Industries, Inc.(1)	1,677	71,323
LyondellBasell Industries NV, Class A	21,989	2,223,088
Minerals Technologies, Inc.	687	46,242
Mitsubishi Chemical Holdings Corp.	120,600	761,117
Mosaic Co. (The)	11,112	509,485
PolyOne Corp.	2,519	97,964
PPG Industries, Inc.	4,111	940,967
Sherwin-Williams Co. (The)	4,711	1,357,616
Sumitomo Chemical Co. Ltd.	40,000	233,654
Symrise AG	3,780	240,625
Teijin Ltd.	12,000	44,765
Tronox Ltd., Class A	4,595	77,472
		18,068,975
Commercial Services and Supplies — 0.6%
ABM Industries, Inc.	3,078	99,850
ADT Corp. (The)	14,271	520,606
ARC Document Solutions, Inc.(1)	8,201	61,425
Brink's Co. (The)	3,495	111,700
Clean Harbors, Inc.(1)	9,935	559,738
Herman Miller, Inc.	1,610	44,597
HNI Corp.	1,737	84,227
Kaba Holding AG	432	271,422
KAR Auction Services, Inc.	32,899	1,225,817
Multi-Color Corp.	4,761	304,942
Pitney Bowes, Inc.	3,569	77,983
Republic Services, Inc.	45,883	1,848,626
Societe BIC SA	877	144,530
Stericycle, Inc.(1)	4,825	662,472
Tyco International plc	16,153	651,935
Waste Management, Inc.	6,381	316,817
		6,986,687
Communications Equipment — 1.3%
ARRIS Group, Inc.(1)	1,727	57,008
Cisco Systems, Inc.	186,151	5,456,086
Harris Corp.	5,017	397,447
Infinera Corp.(1)	5,060	104,438
Juniper Networks, Inc.	34,986	972,611
Motorola Solutions, Inc.	16,811	991,849
Palo Alto Networks, Inc.(1)	4,991	845,925
Polycom, Inc.(1)	5,646	76,052
QUALCOMM, Inc.	73,190	5,099,879
Radware Ltd.(1)	9,481	223,846

13

	Shares/ Principal Amount	Value
Ruckus Wireless, Inc.(1)	6,949	$73,034
		14,298,175
Construction and Engineering — 0.3%
Boskalis Westminster NV	958	47,469
Great Lakes Dredge & Dock Corp.(1)	8,700	48,372
Hyundai Development Co-Engineering & Construction	17,490	954,789
Larsen & Toubro Ltd.	36,120	935,685
Northwest Pipe Co.(1)	1,466	30,449
Peab AB	80,023	613,793
Vinci SA	3,760	223,329
		2,853,886
Construction Materials — 0.2%
Cemex SAB de CV ADR(1)	203,973	1,896,949
Headwaters, Inc.(1)	5,579	105,890
Summit Materials, Inc., Class A(1)	5,144	141,460
Titan Cement Co. SA	15,610	359,519
		2,503,818
Consumer Finance — 0.3%
Capital One Financial Corp.	16,050	1,341,138
Cash America International, Inc.	1,990	53,491
Discover Financial Services	27,163	1,582,788
		2,977,417
Containers and Packaging — 0.3%
Ball Corp.	13,717	973,770
Bemis Co., Inc.	10,376	476,673
Berry Plastics Group, Inc.(1)	30,387	1,017,053
Graphic Packaging Holding Co.	15,777	224,665
Sonoco Products Co.	12,107	545,057
		3,237,218
Distributors†
LKQ Corp.(1)	12,885	368,124
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	1,413	78,662
Capella Education Co.	347	18,485
H&R Block, Inc.	49,764	1,579,012
K12, Inc.(1)	4,899	67,067
Nord Anglia Education, Inc.(1)	4,178	108,210
Sotheby's	1,272	57,024
Steiner Leisure, Ltd.(1)	1,778	87,228
Strayer Education, Inc.(1)	3,117	142,852
		2,138,540
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	12,672	1,812,096
Chailease Holding Co. Ltd.	172,000	434,861
Compass Diversified Holdings	4,876	79,674
14

	Shares/ Principal Amount	Value
Element Financial Corp.(1)	13,381	$200,242
Exor SpA	5,714	284,414
Investor AB, B Shares	17,468	689,788
Japan Exchange Group, Inc.	16,500	503,182
Kinnevik Investment AB, B Shares	15,766	526,427
London Stock Exchange Group plc	15,822	594,160
MarketAxess Holdings, Inc.	1,289	114,012
McGraw-Hill Cos., Inc. (The)	8,303	861,436
ORIX Corp.	80,700	1,283,827
Pargesa Holding SA	1,123	79,041
PHH Corp.(1)	810	22,348
Zenkoku Hosho Co. Ltd.	7,700	259,324
		7,744,832
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	8,172	282,261
Bezeq The Israeli Telecommunication Corp. Ltd.	149,744	250,625
BT Group plc	193,817	1,323,259
CenturyLink, Inc.	22,807	758,105
Deutsche Telekom AG	74,904	1,287,068
Nippon Telegraph & Telephone Corp.	8,100	565,757
Orange SA	47,952	756,279
Telefonica SA	59,229	837,859
Telstra Corp. Ltd.	73,768	350,804
Thaicom PCL	586,100	640,285
Verizon Communications, Inc.	23,507	1,162,186
Zayo Group Holdings, Inc.(1)	17,233	453,055
		8,667,543
Electric Utilities — 0.7%
ALLETE, Inc.	1,510	76,029
Edison International	13,615	827,928
EDP - Energias de Portugal SA	153,270	598,436
El Paso Electric Co.	1,098	39,934
Endesa SA	31,821	595,007
Enel SpA	79,705	386,752
Entergy Corp.	9,925	758,965
Great Plains Energy, Inc.	21,197	552,606
OGE Energy Corp.	8,110	255,465
PPL Corp.	31,700	1,100,307
Southern Co. (The)	7,500	327,675
SSE plc	3,336	84,894
Westar Energy, Inc.	32,838	1,204,169
Xcel Energy, Inc.	41,901	1,426,729
		8,234,896
Electrical Equipment — 0.8%
Acuity Brands, Inc.	4,452	785,734
Babcock & Wilcox Co. (The)	1,837	61,154

15

	Shares/ Principal Amount	Value
Eaton Corp. plc	23,940	$1,713,865
Emerson Electric Co.	45,024	2,715,397
Enphase Energy, Inc.(1)	5,084	48,146
Generac Holdings, Inc.(1)	16,605	693,757
Mabuchi Motor Co. Ltd.	9,100	553,559
Nidec Corp.	7,200	527,027
Rockwell Automation, Inc.	2,624	322,463
Schneider Electric SE	12,167	919,108
Vestas Wind Systems A/S	4,311	220,096
Zhuzhou CSR Times Electric Co. Ltd., H Shares	63,500	521,683
		9,081,989
Electronic Equipment, Instruments and Components — 0.9%
AU Optronics Corp.	416,000	228,378
Belden, Inc.	1,667	140,728
Cognex Corp.(1)	2,322	117,191
Corning, Inc.	6,594	137,947
Hosiden Corp.	22,800	166,433
Ingenico	2,282	283,089
Ingram Micro, Inc., Class A(1)	4,087	109,573
Innolux Corp.	245,000	151,663
Keyence Corp.	3,500	1,892,197
Keysight Technologies, Inc.(1)	19,668	646,291
Largan Precision Co. Ltd.	6,000	668,556
Mercury Systems, Inc.(1)	6,417	87,592
Methode Electronics, Inc.	2,226	104,466
Murata Manufacturing Co. Ltd.	9,900	1,614,039
PAX Global Technology Ltd.(1)	616,000	1,115,428
Sunny Optical Technology Group Co. Ltd.	77,000	169,022
TDK Corp.	5,900	473,464
TE Connectivity Ltd.	19,420	1,339,980
Topcon Corp.	12,500	291,464
		9,737,501
Energy Equipment and Services — 0.8%
Baker Hughes, Inc.	13,370	861,830
Cameron International Corp.(1)	10,630	545,638
CGG SA(1)	11,777	79,251
FMC Technologies, Inc.(1)	481	20,101
Forum Energy Technologies, Inc.(1)	722	14,974
Halliburton Co.	54,549	2,476,525
Helmerich & Payne, Inc.	3,373	246,195
Matrix Service Co.(1)	1,724	29,084
National Oilwell Varco, Inc.	5,342	262,773
Patterson-UTI Energy, Inc.	28,202	569,680
RigNet, Inc.(1)	1,423	50,502
Schlumberger Ltd.	29,433	2,671,634

16

	Shares/ Principal Amount	Value
TGS Nopec Geophysical Co. ASA	31,202	$786,951
Weatherford International plc(1)	16,912	233,724
		8,848,862
Food and Staples Retailing — 1.7%
Alimentation Couche Tard, Inc., B Shares	12,430	484,366
Axfood AB	2,388	36,577
Carrefour SA	18,223	618,543
Costco Wholesale Corp.	6,683	952,929
CP ALL PCL	601,600	818,169
CVS Health Corp.	42,554	4,356,678
FamilyMart Co. Ltd.	3,200	134,585
Jeronimo Martins SGPS SA	67,260	924,504
Koninklijke Ahold NV	45,667	928,640
Kroger Co. (The)	36,959	2,690,615
Lawson, Inc.	1,300	90,916
Magnit PJSC GDR	7,007	365,415
Metro AG	2,753	95,531
Natural Grocers by Vitamin Cottage, Inc.(1)	2,449	59,290
President Chain Store Corp.	80,000	578,634
Rallye SA	2,075	66,546
Seven & I Holdings Co. Ltd.	21,500	893,329
Sysco Corp.	31,323	1,163,963
United Natural Foods, Inc.(1)	8,348	559,900
Wal-Mart Stores, Inc.	33,383	2,479,355
Whole Foods Market, Inc.	11,578	477,477
WM Morrison Supermarkets plc	289,416	756,407
X5 Retail Group NV GDR(1)	18,970	368,966
		19,901,335
Food Products — 1.9%
Archer-Daniels-Midland Co.	39,050	2,063,792
Associated British Foods plc	14,611	676,196
BRF SA ADR	25,220	509,696
Bunge Ltd.	13,315	1,232,436
Cal-Maine Foods, Inc.	827	46,883
Campbell Soup Co.	10,746	519,462
CJ CheilJedang Corp.	2,290	847,192
ConAgra Foods, Inc.	60,974	2,354,206
Danone SA	2,285	156,926
General Mills, Inc.	11,547	648,364
Hain Celestial Group, Inc. (The)(1)	11,293	714,508
Hershey Co. (The)	7,521	698,400
Hormel Foods Corp.	2,980	170,516
Ingredion, Inc.	11,144	913,474
Inventure Foods, Inc.(1)	3,488	33,136
J&J Snack Foods Corp.	1,147	123,647
J.M. Smucker Co. (The)	4,114	487,715

17

	Shares/ Principal Amount	Value
Kellogg Co.	6,464	$405,745
Mead Johnson Nutrition Co.	18,995	1,848,213
Mondelez International, Inc., Class A	16,598	690,311
Nestle SA	29,376	2,278,566
Pilgrim's Pride Corp.	50,192	1,283,911
Salmar ASA	3,476	56,358
Sanderson Farms, Inc.	4,968	405,041
Seaboard Corp.(1)	2	6,860
Snyders-Lance, Inc.	575	17,175
TreeHouse Foods, Inc.(1)	161	11,484
Ulker Biskuvi Sanayi AS	71,060	497,763
Universal Robina Corp.	150,790	645,301
Viscofan SA	4,979	305,686
WhiteWave Foods Co., Class A(1)	11,657	559,886
Yamazaki Baking Co. Ltd.	23,000	383,596
		21,592,445
Gas Utilities — 0.3%
Atmos Energy Corp.	10,301	556,460
China Gas Holdings Ltd.	506,000	871,868
Infraestructura Energetica Nova SAB de CV	115,000	616,116
Laclede Group, Inc. (The)	17,600	941,776
South Jersey Industries, Inc.	1,578	41,643
		3,027,863
Health Care Equipment and Supplies — 1.9%
Abbott Laboratories	38,380	1,865,268
Ambu A/S, B Shares	3,524	103,239
Asahi Intecc Co. Ltd.	3,900	229,698
Becton Dickinson and Co.	2,335	328,091
Boston Scientific Corp.(1)	26,002	475,057
C.R. Bard, Inc.	4,778	813,789
Cantel Medical Corp.	896	41,718
Cardiovascular Systems, Inc.(1)	2,460	68,831
Cie Generale d'Optique Essilor International SA	7,468	911,664
Coloplast A/S, B Shares	5,000	377,608
Cooper Cos., Inc. (The)	3,974	722,354
DENTSPLY International, Inc.	21,172	1,101,685
DexCom, Inc.(1)	7,900	566,588
Edwards Lifesciences Corp.(1)	2,079	271,767
Entellus Medical, Inc.(1)	2,721	63,535
Ginko International Co. Ltd.	27,000	380,461
Haemonetics Corp.(1)	2,613	107,969
HeartWare International, Inc.(1)	404	29,803
Hill-Rom Holdings, Inc.	433	22,325
Hologic, Inc.(1)	6,193	221,524
Insulet Corp.(1)	986	27,874
Intuitive Surgical, Inc.(1)	2,595	1,265,711

18

	Shares/ Principal Amount	Value
Medtronic plc	31,200	$2,381,184
NuVasive, Inc.(1)	13,121	663,267
Orthofix International NV(1)	676	22,153
St. Jude Medical, Inc.	25,085	1,850,019
STERIS Corp.	1,481	98,975
Stryker Corp.	24,502	2,355,377
Sysmex Corp.	6,100	354,357
Teleflex, Inc.	18,021	2,320,024
Utah Medical Products, Inc.	1,288	70,492
West Pharmaceutical Services, Inc.	1,429	77,366
Zimmer Holdings, Inc.	15,001	1,711,464
		21,901,237
Health Care Providers and Services — 1.8%
AAC Holdings, Inc.(1)	2,566	99,715
Adeptus Health, Inc., Class A(1)	1,606	112,500
Aetna, Inc.	24,515	2,892,035
Air Methods Corp.(1)	894	37,691
AmerisourceBergen Corp.	9,949	1,119,859
AMN Healthcare Services, Inc.(1)	7,623	202,696
Anthem, Inc.	9,650	1,619,752
Cardinal Health, Inc.	18,892	1,665,708
Cigna Corp.	4,417	622,046
ExamWorks Group, Inc.(1)	4,600	188,048
Express Scripts Holding Co.(1)	32,720	2,851,221
Fresenius Medical Care AG & Co. KGaA	12,190	1,041,340
Greencross Ltd.	22,821	116,726
Hanger, Inc.(1)	2,324	53,429
HCA Holdings, Inc.(1)	23,520	1,924,642
HealthSouth Corp.	334	14,415
Healthways, Inc.(1)	2,530	38,355
Humana, Inc.	2,935	629,998
Laboratory Corp. of America Holdings(1)	5,060	596,827
LifePoint Hospitals, Inc.(1)	15,668	1,179,644
Magellan Health, Inc.(1)	300	20,289
Molina Healthcare, Inc.(1)	672	48,881
National Healthcare Corp.	408	25,671
Owens & Minor, Inc.	685	22,824
PT Siloam International Hospitals Tbk	440,500	469,680
Quest Diagnostics, Inc.	11,081	833,624
Ramsay Health Care Ltd.	2,452	119,079
Team Health Holdings, Inc.(1)	17,257	1,009,189
UnitedHealth Group, Inc.	275	33,058
Universal Health Services, Inc., Class B	8,388	1,086,917
VCA, Inc.(1)	4,522	237,224
WellCare Health Plans, Inc.(1)	365	31,270
		20,944,353

19

	Shares/ Principal Amount	Value
Health Care Technology — 0.2%
Cerner Corp.(1)	29,831	$2,007,328
HMS Holdings Corp.(1)	5,013	85,422
M3, Inc.	10,800	205,880
MedAssets, Inc.(1)	4,526	94,458
Medidata Solutions, Inc.(1)	1,619	93,918
Merge Healthcare, Inc.(1)	1,857	8,468
Press Ganey Holdings, Inc.(1)	1,573	43,037
		2,538,511
Hotels, Restaurants and Leisure — 1.7%
Accor SA	39,470	2,162,943
Alsea SAB de CV	217,164	653,654
Aristocrat Leisure Ltd.	39,835	237,556
Boyd Gaming Corp.(1)	1,456	20,835
Brinker International, Inc.	23,781	1,312,236
Buffalo Wild Wings, Inc.(1)	209	31,908
Carnival Corp.	13,259	614,289
Carnival plc	22,340	1,081,355
Chipotle Mexican Grill, Inc.(1)	2,119	1,304,287
ClubCorp Holdings, Inc.	13,424	305,128
Compass Group plc	45,250	791,192
Cracker Barrel Old Country Store, Inc.	4,053	571,797
Dave & Buster's Entertainment, Inc.(1)	2,037	64,430
Domino's Pizza Group plc	14,866	180,747
Hyatt Hotels Corp., Class A(1)	11,329	650,964
Jack in the Box, Inc.	4,272	370,852
La Quinta Holdings, Inc.(1)	32,665	812,052
Las Vegas Sands Corp.	42,729	2,171,915
Marriott International, Inc., Class A	21,610	1,685,364
McDonald's Corp.	309	29,642
Melia Hotels International SA	14,496	188,584
MGM Resorts International(1)	27,993	561,260
Papa John's International, Inc.	10,863	746,397
Papa Murphy's Holdings, Inc.(1)	534	9,174
Peak Resorts, Inc.	2,504	17,653
Red Robin Gourmet Burgers, Inc.(1)	1,261	105,155
Skylark Co. Ltd.	15,800	217,431
Starbucks Corp.	603	31,332
Texas Roadhouse, Inc.	3,878	135,808
Vail Resorts, Inc.	3,449	357,799
Whitbread plc	18,201	1,424,302
Wyndham Worldwide Corp.	12,295	1,043,968
		19,892,009
Household Durables — 0.8%
Cavco Industries, Inc.(1)	1,181	85,658
Century Communities, Inc.(1)	2,337	48,259

20

	Shares/ Principal Amount	Value
Coway Co. Ltd.	6,100	$503,632
De' Longhi	9,496	225,589
Electrolux AB	40,816	1,245,088
Harman International Industries, Inc.	8,729	1,052,019
Husqvarna AB, B Shares	16,264	123,795
Jarden Corp.(1)	11,394	604,566
Libbey, Inc.	1,064	42,028
Mohawk Industries, Inc.(1)	5,817	1,085,685
Panasonic Corp.	26,600	392,415
Persimmon plc	13,370	400,929
PulteGroup, Inc.	18,162	348,347
Sony Corp.(1)	15,300	476,079
Toll Brothers, Inc.(1)	12,032	435,197
Whirlpool Corp.	9,780	1,801,965
		8,871,251
Household Products — 0.8%
Central Garden and Pet Co.(1)	1,908	18,622
Church & Dwight Co., Inc.	10,186	855,318
Clorox Co.	593	63,842
Energizer Holdings, Inc.	4,062	575,545
Henkel AG & Co. KGaA Preference Shares	5,510	659,326
LG Household & Health Care Ltd.	1,090	794,694
Procter & Gamble Co. (The)	41,817	3,278,035
Reckitt Benckiser Group plc	19,860	1,792,405
Spectrum Brands Holdings, Inc.	4,520	436,858
Unicharm Corp.	38,300	847,991
		9,322,636
Independent Power and Renewable Electricity Producers†
Cia Energetica de Sao Paulo Preference Shares	36,100	221,950
Industrial Conglomerates — 0.6%
3M Co.	31,522	5,014,520
CK Hutchison Holdings Ltd.	9,000	140,450
DCC plc	1,506	119,692
General Electric Co.	37,819	1,031,324
Koninklijke Philips Electronics NV	29,835	812,805
Siemens AG	1,872	196,925
		7,315,716
Insurance — 2.9%
ACE Ltd.	5,168	550,289
Aflac, Inc.	11,515	716,463
AIA Group Ltd.	216,000	1,422,143
Allianz SE	4,396	689,215
Allstate Corp. (The)	39,406	2,652,812
American International Group, Inc.	32,640	1,913,030
Amtrust Financial Services, Inc.	21,584	1,298,925

21

	Shares/ Principal Amount	Value
Argo Group International Holdings Ltd.	1,502	$79,080
Arthur J Gallagher & Co.	3,952	191,474
Aspen Insurance Holdings Ltd.	17,810	825,672
Atlas Financial Holdings, Inc.(1)	3,410	64,142
Aviva plc	74,259	594,159
AXA SA	46,603	1,172,883
Baldwin & Lyons, Inc., Class B	68	1,529
BB Seguridade Participacoes SA	57,000	602,147
Brown & Brown, Inc.	13,053	422,787
Chubb Corp. (The)	3,502	341,445
Direct Line Insurance Group plc	119,292	614,803
Discovery Holdings Ltd.	86,715	869,810
Endurance Specialty Holdings Ltd.	2,683	163,073
Federated National Holding Co.	300	7,704
Hannover Rueck SE	2,760	268,119
Hanover Insurance Group, Inc. (The)	14,402	1,025,134
HCC Insurance Holdings, Inc.	9,601	548,985
Infinity Property & Casualty Corp.	881	63,740
Insurance Australia Group Ltd.	74,369	321,821
James River Group Holdings Ltd.	3,742	87,974
Legal & General Group plc	247,247	1,004,438
Mapfre SA	191,121	681,362
MetLife, Inc.	31,118	1,626,227
Ping An Insurance Group Co., H Shares	145,000	2,133,769
Powszechny Zaklad Ubezpieczen SA	4,835	578,740
Principal Financial Group, Inc.	8,200	423,858
ProAssurance Corp.	4,054	183,160
Prudential Financial, Inc.	15,370	1,300,456
Prudential plc	49,640	1,234,401
Reinsurance Group of America, Inc.	6,958	650,921
Samsung Fire & Marine Insurance Co. Ltd.	1,630	447,119
St. James's Place plc	100,959	1,406,497
Swiss Reinsurance Co.	7,312	656,629
Torchmark Corp.	4,921	280,842
Travelers Cos., Inc. (The)	11,224	1,134,971
UnipolSai SpA	166,409	452,166
Unum Group	15,812	552,788
Validus Holdings Ltd.	2,079	89,210
Zurich Financial Services AG	2,557	815,922
		33,162,834
Internet and Catalog Retail — 0.8%
Amazon.com, Inc.(1)	1,940	832,706
Ctrip.com International Ltd. ADR(1)	10,260	819,466
Expedia, Inc.	25,222	2,705,312
Netflix, Inc.(1)	319	199,075
PetMed Express, Inc.	850	14,187

22

	Shares/ Principal Amount	Value
Rakuten, Inc.	35,296	$580,991
Shutterfly, Inc.(1)	60	2,790
TripAdvisor, Inc.(1)	8,393	640,050
Vipshop Holdings Ltd. ADR(1)	65,300	1,630,541
windeln.de AG(1)	8,741	136,324
Zalando SE(1)	42,011	1,356,536
		8,917,978
Internet Software and Services — 2.2%
Auto Trader Group plc(1)	44,196	192,008
Baidu, Inc. ADR(1)	5,450	1,075,830
comScore, Inc.(1)	3,007	170,136
CoStar Group, Inc.(1)	8,362	1,746,905
Criteo SA ADR(1)	21,623	1,038,553
Demandware, Inc.(1)	1,943	121,010
Dena Co. Ltd.	8,500	181,553
eBay, Inc.(1)	39,806	2,442,496
Endurance International Group Holdings, Inc.(1)	2,272	46,190
Envestnet, Inc.(1)	3,026	132,569
Everyday Health, Inc.(1)	4,984	61,802
Facebook, Inc., Class A(1)	52,482	4,156,050
Google, Inc., Class A(1)	6,398	3,488,957
LinkedIn Corp., Class A(1)	7,930	1,545,795
LogMeIn, Inc.(1)	463	29,387
Pandora Media, Inc.(1)	40,712	760,093
PChome Online, Inc.	46,000	671,423
Q2 Holdings, Inc.(1)	5,684	134,768
Tencent Holdings Ltd.	237,200	4,763,181
Twitter, Inc.(1)	18,815	689,946
United Internet AG	4,882	227,666
VeriSign, Inc.(1)	6,814	430,577
Yelp, Inc.(1)	9,500	455,145
Zoopla Property Group plc	49,676	204,997
		24,767,037
IT Services — 2.1%
Accenture plc, Class A	21,920	2,105,197
Alliance Data Systems Corp.(1)	9,619	2,866,750
Amdocs Ltd.	16,490	904,476
Cielo SA	54,640	691,424
Cognizant Technology Solutions Corp., Class A(1)	18,180	1,176,610
Computer Sciences Corp.	479	32,859
EVERTEC, Inc.	8,861	196,980
Fidelity National Information Services, Inc.	5,096	319,519
Fiserv, Inc.(1)	14,309	1,146,866
HCL Technologies Ltd.	49,380	781,490
International Business Machines Corp.	20,023	3,396,902
QIWI plc ADR	16,810	507,998

23

	Shares/ Principal Amount	Value
Sabre Corp.	13,457	$351,093
Tata Consultancy Services Ltd.	20,470	836,637
Teradata Corp.(1)	17,798	693,054
Total System Services, Inc.	2,888	118,986
Vantiv, Inc., Class A(1)	17,889	715,560
VeriFone Systems, Inc.(1)	2,700	103,059
Virtusa Corp.(1)	2,838	129,129
Visa, Inc., Class A	81,235	5,579,220
Western Union Co. (The)	1,507	33,079
WEX, Inc.(1)	1,082	122,688
Wirecard AG	25,764	1,067,631
		23,877,207
Leisure Products — 0.2%
Brunswick Corp.	17,462	891,261
Heiwa Corp.	3,700	71,815
Malibu Boats, Inc.(1)	2,460	51,586
Mattel, Inc.	18,051	465,896
Polaris Industries, Inc.	6,609	945,417
		2,425,975
Life Sciences Tools and Services — 0.3%
Bio-Rad Laboratories, Inc., Class A(1)	2,622	378,538
Charles River Laboratories International, Inc.(1)	505	36,532
Eurofins Scientific	758	230,689
Illumina, Inc.(1)	5,448	1,122,724
Lonza Group AG	2,301	323,171
Mettler-Toledo International, Inc.(1)	1,888	612,996
Morphosys AG(1)	1,757	128,982
PAREXEL International Corp.(1)	921	61,219
PRA Health Sciences, Inc.(1)	1,178	39,416
Waters Corp.(1)	4,430	591,936
		3,526,203
Machinery — 2.5%
Albany International Corp., Class A	2,438	96,496
Altra Industrial Motion Corp.	1,784	49,060
Caterpillar, Inc.	49,439	4,218,135
Cummins, Inc.	12,734	1,726,094
Duerr AG	5,719	584,589
Dynamic Materials Corp.	2,917	32,379
EnPro Industries, Inc.	1,460	88,301
Flowserve Corp.	11,809	649,495
Global Brass & Copper Holdings, Inc.	5,594	96,385
Graham Corp.	1,213	26,965
Hitachi Construction Machinery Co. Ltd.	12,200	223,230
Hoshizaki Electric Co. Ltd.	3,600	222,471
Ingersoll-Rand plc	47,927	3,296,419
John Bean Technologies Corp.	2,782	104,520

24

	Shares/ Principal Amount	Value
KION Group AG	5,262	$249,808
Kubota Corp.	87,000	1,453,797
Middleby Corp.(1)	19,747	2,146,499
Minebea Co. Ltd.	60,000	1,111,872
NSK Ltd.	7,700	127,242
Oshkosh Corp.	9,003	451,590
PACCAR, Inc.	6,197	393,881
Parker-Hannifin Corp.	22,837	2,750,260
Pentair plc	5,466	349,988
Snap-On, Inc.	5,120	795,648
Stanley Black & Decker, Inc.	26,343	2,698,577
Sumitomo Heavy Industries Ltd.	86,000	567,490
Takeuchi Manufacturing Co. Ltd.	3,900	209,902
WABCO Holdings, Inc.(1)	13,023	1,646,368
Wabtec Corp.	10,281	1,031,184
Yangzijiang Shipbuilding Holdings Ltd.	678,500	727,270
		28,125,915
Marine†
Kawasaki Kisen Kaisha Ltd.	210,000	532,973
Media — 2.0%
Cablevision Systems Corp., Class A	7,564	185,394
Charter Communications, Inc., Class A(1)	6,958	1,245,621
Cineplex, Inc.	3,008	118,641
Comcast Corp., Class A	118,422	6,922,950
Cumulus Media, Inc., Class A(1)	22,091	52,135
Cyfrowy Polsat SA(1)	61,052	408,291
DIRECTV(1)	4,300	391,472
E.W. Scripps Co. (The), Class A	483	11,317
Entercom Communications Corp., Class A(1)	5,622	63,978
Entravision Communications Corp., Class A	28,613	193,138
Eutelsat Communications SA	16,373	557,636
Journal Media Group, Inc.	274	2,195
Liberty Global plc, Class A(1)	22,350	1,285,795
Markit Ltd.(1)	14,969	401,319
Metropole Television SA	3,431	65,398
Naspers Ltd., N Shares	7,123	1,046,947
Nexstar Broadcasting Group, Inc., Class A	1,643	93,470
Omnicom Group, Inc.	9,932	740,232
ProSiebenSat.1 Media AG	10,601	506,940
Rightmove plc	1,130	57,789
Scripps Networks Interactive, Inc., Class A	2,796	187,360
Sirius XM Holdings, Inc.(1)	182,727	705,326
Societe Television Francaise 1	7,438	125,601
Technicolor SA	21,888	140,367
Time Warner Cable, Inc.	5,830	1,054,589
Time Warner, Inc.	21,430	1,810,406

25

	Shares/ Principal Amount	Value
Townsquare Media, Inc.(1)	1,360	$17,775
Viacom, Inc., Class B	11,810	789,853
Walt Disney Co. (The)	27,905	3,079,875
		22,261,810
Metals and Mining — 0.6%
Alcoa, Inc.	66,429	830,363
Alumina Ltd.	88,400	119,628
APERAM SA(1)	992	41,053
BHP Billiton plc	17,846	376,270
Boliden AB	16,512	354,001
Compass Minerals International, Inc.	1,189	102,444
Evraz plc	72,565	186,991
Fortescue Metals Group Ltd.	28,574	52,868
Grupo Mexico SAB de CV	185,220	574,343
Haynes International, Inc.	1,219	57,476
Horsehead Holding Corp.(1)	14,678	182,301
Kobe Steel Ltd.	360,000	675,825
Materion Corp.	3,368	125,256
MMC Norilsk Nickel OJSC ADR	20,280	357,232
Newmont Mining Corp.	5,799	157,965
Nucor Corp.	11,681	552,511
Rio Tinto plc	46,889	2,046,757
United States Steel Corp.	12,600	307,440
		7,100,724
Multi-Utilities — 0.3%
A2A SpA	192,193	239,371
Consolidated Edison, Inc.	6,172	381,676
E.ON AG	45,070	661,820
GDF Suez	37,811	763,074
NorthWestern Corp.	6,339	329,755
PG&E Corp.	7,705	411,986
RWE AG	17,226	402,225
		3,189,907
Multiline Retail — 1.2%
Big Lots, Inc.	10,388	456,033
Burlington Stores, Inc.(1)	11,309	596,776
Dillard's, Inc., Class A	10,351	1,200,819
Dollar Tree, Inc.(1)	16,320	1,223,837
Dollarama, Inc.	1,177	65,191
Don Quijote Holdings Co. Ltd.	3,000	232,043
Kohl's Corp.	24,081	1,577,065
Lojas Americanas SA Preference Shares	57,700	293,000
Macy's, Inc.	62,167	4,162,081
Marks & Spencer Group plc	67,019	597,178
PT Matahari Department Store Tbk	471,600	622,309
Ryohin Keikaku Co. Ltd.	3,200	543,238

26

	Shares/ Principal Amount	Value
Target Corp.	28,426	$2,254,750
		13,824,320
Oil, Gas and Consumable Fuels — 3.4%
Aegean Marine Petroleum Network, Inc.	3,730	53,041
Antero Resources Corp.(1)	18,729	749,347
Apache Corp.	4,430	265,091
Ardmore Shipping Corp.	6,036	70,138
BP plc	205,893	1,418,451
Cabot Oil & Gas Corp.	14,951	507,736
Carrizo Oil & Gas, Inc.(1)	2,777	139,294
Chevron Corp.	22,167	2,283,201
CNOOC Ltd.	523,000	817,520
Concho Resources, Inc.(1)	21,518	2,588,615
CVR Energy, Inc.	3,221	124,846
Delek US Holdings, Inc.	161	6,095
Devon Energy Corp.	14,312	933,429
Diamondback Energy, Inc.(1)	1,313	102,165
Dragon Oil plc	70,070	731,459
ENI SpA	53,213	957,895
Enviva Partners, LP(1)	4,916	100,090
EOG Resources, Inc.	6,079	539,147
Euronav SA(1)	4,858	66,360
Exxon Mobil Corp.	59,069	5,032,679
Gulfport Energy Corp.(1)	11,432	493,405
Imperial Oil Ltd.	74,951	2,939,940
Lundin Petroleum AB(1)	13,492	212,353
Marathon Petroleum Corp.	3,544	366,662
Murphy Oil Corp.	26,887	1,168,509
Noble Energy, Inc.	11,277	493,707
Northern Tier Energy LP	1,673	40,871
NovaTek OAO GDR	7,112	717,601
Oasis Petroleum, Inc.(1)	49,825	846,029
Occidental Petroleum Corp.	29,364	2,295,971
PrairieSky Royalty Ltd.	4,432	119,032
Royal Dutch Shell plc, B Shares	50,265	1,516,142
Scorpio Tankers, Inc.	9,067	82,691
Statoil ASA	62,230	1,167,526
Total SA	38,509	1,944,487
Total SA ADR	50,660	2,557,823
Tullow Oil plc	94,325	569,601
Ultrapar Participacoes SA	38,200	831,185
Valero Energy Corp.	34,987	2,072,630
Western Refining, Inc.	12,193	536,248
Woodside Petroleum Ltd.	15,697	439,602
		38,898,614

27

	Shares/ Principal Amount	Value
Paper and Forest Products — 0.1%
KapStone Paper and Packaging Corp.	3,841	$103,515
UPM-Kymmene Oyj	22,954	411,686
West Fraser Timber Co. Ltd.	2,720	149,998
		665,199
Personal Products — 0.2%
Amorepacific Corp.	1,200	437,446
Estee Lauder Cos., Inc. (The), Class A	10,505	918,452
Hypermarcas SA(1)	84,900	580,868
Kose Corp.	3,000	196,270
		2,133,036
Pharmaceuticals — 3.9%
AbbVie, Inc.	43,495	2,896,332
Actavis plc(1)	2,840	871,340
ALK-Abello A/S	202	24,266
Aspen Pharmacare Holdings Ltd.	24,369	733,011
AstraZeneca plc	24,312	1,624,754
Bayer AG	11,010	1,561,718
Concordia Healthcare Corp.	4,866	324,452
Depomed, Inc.(1)	3,536	73,761
Endo International plc(1)	15,599	1,306,572
Horizon Pharma plc(1)	3,945	127,936
Hospira, Inc.(1)	3,303	292,051
Jazz Pharmaceuticals plc(1)	4,014	719,911
Johnson & Johnson	88,849	8,897,339
Medicines Co. (The)(1)	1,533	43,476
Merck & Co., Inc.	91,899	5,595,730
Nektar Therapeutics(1)	3,186	36,639
Novartis AG	30,720	3,154,206
Novo Nordisk A/S, B Shares	10,840	605,294
Ono Pharmaceutical Co. Ltd.	8,700	953,310
Pacira Pharmaceuticals, Inc.(1)	6,937	542,543
Pfizer, Inc.	111,402	3,871,220
Roche Holding AG	12,925	3,798,356
Sanofi	5,959	583,466
Shire plc	19,150	1,649,300
Takeda Pharmaceutical Co., Ltd.	10,500	510,978
Tetraphase Pharmaceuticals, Inc.(1)	495	21,226
Teva Pharmaceutical Industries Ltd. ADR	9,026	542,463
UCB SA	8,400	600,594
Zoetis, Inc.	44,679	2,223,674
		44,185,918
Professional Services — 0.4%
Adecco SA	20,991	1,668,381
CDI Corp.	4,063	50,259
Hays plc	55,611	137,268

28

	Shares/ Principal Amount	Value
Huron Consulting Group, Inc.(1)	1,917	$123,263
Kforce, Inc.	3,872	85,223
Korn / Ferry International	2,806	90,045
Nielsen NV	32,373	1,456,461
On Assignment, Inc.(1)	2,639	98,936
RPX Corp.(1)	2,437	38,773
Teleperformance	5,111	376,435
Temp Holdings Co. Ltd.	5,900	208,448
USG People NV	25,761	355,788
		4,689,280
Real Estate Investment Trusts (REITs) — 2.8%
Activia Properties, Inc.	26	222,681
Alexandria Real Estate Equities, Inc.	8,280	767,804
Allied Properties Real Estate Investment Trust	15,785	460,502
Alstria Office REIT AG	28,362	367,726
Apollo Commercial Real Estate Finance, Inc.	2,794	47,973
Armada Hoffler Properties, Inc.	4,825	51,097
Ascendas Real Estate Investment Trust	71,100	126,578
Associated Estates Realty Corp.	977	27,932
AvalonBay Communities, Inc.	6,472	1,077,588
Big Yellow Group plc	35,582	354,853
Blackstone Mortgage Trust, Inc., Class A	876	26,473
Boston Properties, Inc.	9,624	1,251,409
British Land Co. plc	50,906	670,677
Brixmor Property Group, Inc.	33,590	832,360
Calloway Real Estate Investment Trust	14,617	339,802
Campus Crest Communities, Inc.	8,590	48,619
Capstead Mortgage Corp.	1,823	21,566
CBL & Associates Properties, Inc.	1,291	22,786
Champion REIT	556,000	317,667
Charter Hall Group	36,956	135,340
Chatham Lodging Trust	1,947	54,399
Corrections Corp. of America	19,355	680,522
Derwent London plc	8,841	481,183
DiamondRock Hospitality Co.	1,595	21,006
Duke Realty Corp.	33,615	657,509
DuPont Fabros Technology, Inc.	1,626	52,422
Easterly Government Properties, Inc.	2,219	34,461
Empire State Realty Trust, Inc.	15,331	277,185
EPR Properties	469	27,047
Equity Residential	15,235	1,132,265
Essex Property Trust, Inc.	3,918	872,225
Excel Trust, Inc.	3,300	52,437
Extra Space Storage, Inc.	11,278	789,798
Federation Centres	75,354	175,140
First Industrial Realty Trust, Inc.	986	19,237

29

	Shares/ Principal Amount	Value
General Growth Properties, Inc.	28,853	$817,406
Goodman Group	91,710	459,266
Great Portland Estates plc	39,786	503,802
Hatteras Financial Corp.	2,340	42,026
Healthcare Realty Trust, Inc.	962	22,915
Hersha Hospitality Trust	2,589	16,466
Hospitality Properties Trust	24,097	727,488
Host Hotels & Resorts, Inc.	15,706	312,864
Hudson Pacific Properties, Inc.	19,741	601,903
Hulic Reit, Inc.	221	321,043
Japan Hotel REIT Investment Corp.	138	94,509
Japan Rental Housing Investments, Inc.	243	161,328
Kenedix Retail REIT Corp.(1)	73	175,273
Kilroy Realty Corp.	8,911	615,483
Kite Realty Group Trust	25,516	690,208
Klepierre	10,934	485,757
Lamar Advertising Co., Class A	22,550	1,366,981
Land Securities Group plc	23,300	467,582
LaSalle Hotel Properties	8,877	323,655
Lexington Realty Trust	5,630	51,683
Link Real Estate Investment Trust (The)	136,500	792,208
Mack-Cali Realty Corp.	1,473	24,894
Mapletree Greater China Commercial Trust	221,100	175,489
Medical Properties Trust, Inc.	3,331	45,168
Merlin Properties Socimi SA(1)	17,501	227,773
MFA Financial, Inc.	3,509	27,861
Mirvac Group	146,577	225,252
New Residential Investment Corp.	1,545	26,358
NorthStar Realty Finance Corp.	27,905	506,197
Orix JREIT, Inc.	163	232,191
Outfront Media, Inc.	1,852	51,319
Pennsylvania Real Estate Investment Trust	1,057	23,592
PennyMac Mortgage Investment Trust	2,303	42,306
Piedmont Office Realty Trust, Inc., Class A	35,219	605,415
ProLogis, Inc.	24,575	972,924
Regency Centers Corp.	9,962	629,001
Rexford Industrial Realty, Inc.	1,493	21,783
RLJ Lodging Trust	11,580	350,063
Rouse Properties, Inc.	3,289	56,801
Ryman Hospitality Properties, Inc.	7,721	425,504
Sabra Health Care REIT, Inc.	965	25,573
Safestore Holdings plc	49,545	206,539
Scentre Group	204,046	616,213
Segro plc	8,742	56,946
Shaftesbury plc	4,052	54,251
Simon Property Group, Inc.	13,379	2,426,951

30

	Shares/ Principal Amount	Value
Summit Hotel Properties, Inc.	4,129	$55,163
Sun Communities, Inc.	1,520	95,927
Sunstone Hotel Investors, Inc.	1,627	24,828
Two Harbors Investment Corp.	5,854	62,579
Unibail-Rodamco SE	2,854	733,014
Urstadt Biddle Properties, Inc., Class A	2,627	52,855
Washington Real Estate Investment Trust	1,633	40,907
Westfield Corp.	17,471	129,300
Weyerhaeuser Co.	25,393	826,796
		31,625,848
Real Estate Management and Development — 1.6%
Ayala Land, Inc.	381,200	342,426
Beijing Capital Land Ltd., H Shares	70,000	53,085
CapitaLand Ltd.	144,800	374,862
CBRE Group, Inc.(1)	11,597	443,469
China Overseas Land & Investment Ltd.	374,000	1,355,413
China Resources Land Ltd.	118,000	381,988
Corp. Inmobiliaria Vesta SAB de CV	323,901	581,170
Daito Trust Construction Co. Ltd.	7,500	836,623
Daiwa House Industry Co. Ltd.	14,700	353,776
Dalian Wanda Commercial Properties Co. Ltd., H Shares	40,000	328,104
Deutsche Annington Immobilien SE	2,431	76,868
Emaar Properties PJSC	113,806	240,361
Fabege AB	37,511	523,522
Forest City Enterprises, Inc., Class A(1)	29,862	688,618
Global Logistic Properties Ltd.	80,200	164,196
Grand City Properties SA(1)	12,454	217,621
Greenland Hong Kong Holdings Ltd.	139,000	143,416
Hang Lung Properties Ltd.	86,000	271,743
Henderson Land Development Co. Ltd.	31,000	250,082
Highwealth Construction Corp.	160,000	401,395
Hispania Activos Inmobiliarios SAU(1)	5,992	90,226
Hongkong Land Holdings Ltd.	66,200	569,982
Hulic Co. Ltd.	44,600	461,757
Jones Lang LaSalle, Inc.	19,499	3,377,812
Kerry Properties Ltd.	57,500	239,903
KWG Property Holding Ltd.	1,191,500	1,137,155
Lend Lease Group	59,569	758,754
Longfor Properties Co. Ltd.	193,500	318,938
Marcus & Millichap, Inc.(1)	2,033	95,368
Mitsubishi Estate Co. Ltd.	13,000	291,077
Mitsui Fudosan Co. Ltd.	33,000	964,223
New World Development Co. Ltd.	163,000	217,371
Nexity SA	5,109	205,791
PT Bumi Serpong Damai Tbk	904,700	130,328
PT Summarecon Agung Tbk	342,600	51,167

31

	Shares/ Principal Amount	Value
SM Prime Holdings, Inc.	381,600	$164,674
Sumitomo Realty & Development Co. Ltd.	5,000	192,966
Sun Hung Kai Properties Ltd.	47,000	796,502
Unite Group plc (The)	61,446	584,615
		18,677,347
Road and Rail — 0.7%
Canadian Pacific Railway Ltd., New York Shares	10,956	1,804,563
CAR, Inc.(1)	94,000	225,736
Celadon Group, Inc.	1,240	28,917
Central Japan Railway Co.	5,500	958,285
CJ Korea Express Co. Ltd.(1)	4,550	771,848
DSV A/S	7,025	244,276
Go-Ahead Group plc	3,486	141,458
Heartland Express, Inc.	25,232	536,180
J.B. Hunt Transport Services, Inc.	9,594	806,088
Marten Transport Ltd.	1,836	41,640
Saia, Inc.(1)	2,456	100,549
Swift Transportation Co.(1)	2,861	66,575
Union Pacific Corp.	24,061	2,427,995
Werner Enterprises, Inc.	9,619	264,715
		8,418,825
Semiconductors and Semiconductor Equipment — 2.7%
Altera Corp.	35,760	1,746,876
ams AG	4,094	243,501
Applied Materials, Inc.	133,236	2,682,041
ARM Holdings plc	65,830	1,162,098
ASML Holding NV	6,825	762,708
Avago Technologies Ltd.	12,490	1,849,394
Broadcom Corp., Class A	47,455	2,697,817
Cavium, Inc.(1)	1,481	104,218
Cypress Semiconductor Corp.	11,837	162,522
Dialog Semiconductor plc(1)	5,895	328,321
Exar Corp.(1)	9,851	106,982
Fairchild Semiconductor International, Inc.(1)	4,926	98,126
Freescale Semiconductor Ltd.(1)	12,218	551,276
Inotera Memories, Inc.(1)	45,000	53,074
Intel Corp.	90,678	3,124,764
Kulicke & Soffa Industries, Inc.(1)	8,273	109,700
Lam Research Corp.	9,109	749,215
M/A-COM Technology Solutions Holdings, Inc.(1)	1,913	73,000
Maxim Integrated Products, Inc.	10,732	376,371
Mellanox Technologies Ltd.(1)	2,523	126,957
Microchip Technology, Inc.	43,790	2,151,403
Micron Technology, Inc.(1)	44,044	1,230,149
Nanometrics, Inc.(1)	2,786	43,295
32

	Shares/ Principal Amount	Value
NXP Semiconductors NV(1)	21,410	$2,403,273
Photronics, Inc.(1)	8,309	83,838
Qorvo, Inc.(1)	2,022	166,107
Semtech Corp.(1)	3,480	74,333
SK Hynix, Inc.	1,665	76,771
Skyworks Solutions, Inc.	5,873	642,271
STMicroelectronics NV	17,221	147,036
Synaptics, Inc.(1)	1,931	192,405
Taiwan Semiconductor Manufacturing Co. Ltd.	680,425	3,236,635
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,254	491,767
Teradyne, Inc.	23,406	495,037
Texas Instruments, Inc.	38,733	2,165,949
Xilinx, Inc.	11,479	544,334
		31,253,564
Software — 2.8%
Activision Blizzard, Inc.	13,729	346,795
Adobe Systems, Inc.(1)	14,413	1,139,924
AVG Technologies NV(1)	1,382	33,887
Barracuda Networks, Inc.(1)	2,982	117,312
BroadSoft, Inc.(1)	2,640	96,386
Cadence Design Systems, Inc.(1)	14,423	285,431
Electronic Arts, Inc.(1)	103,142	6,472,676
ePlus, Inc.(1)	760	59,014
Intuit, Inc.	44,621	4,647,277
Manhattan Associates, Inc.(1)	2,248	123,303
Mentor Graphics Corp.	7,658	199,950
Microsoft Corp.	104,828	4,912,240
Mobileye NV(1)	8,400	395,472
Monotype Imaging Holdings, Inc.	2,715	70,427
NetSuite, Inc.(1)	12,888	1,203,997
Nintendo Co. Ltd.	2,700	459,445
Oracle Corp.	186,124	8,094,533
Proofpoint, Inc.(1)	1,827	108,031
QLIK Technologies, Inc.(1)	3,736	135,131
Splunk, Inc.(1)	18,976	1,283,157
Synopsys, Inc.(1)	23,414	1,168,124
Tableau Software, Inc., Class A(1)	757	85,700
Tyler Technologies, Inc.(1)	4,992	606,428
Ultimate Software Group, Inc.(1)	475	76,850
Verint Systems, Inc.(1)	2,142	138,523
VMware, Inc., Class A(1)	980	85,574
		32,345,587
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	6,504	996,543
AutoZone, Inc.(1)	1,107	745,697
Bed Bath & Beyond, Inc.(1)	39,302	2,803,019

33

	Shares/ Principal Amount	Value
Build-A-Bear Workshop, Inc.(1)	2,531	$40,724
CST Brands, Inc.	9,197	365,765
Destination Maternity Corp.	2,775	30,497
Foot Locker, Inc.	27,148	1,715,754
Gap, Inc. (The)	51,560	1,976,295
Home Depot, Inc. (The)	1,603	178,606
Howden Joinery Group plc	61,432	479,791
Inditex SA	37,305	1,235,718
Kirkland's, Inc.(1)	4,507	118,399
Laox Co. Ltd.(1)	32,000	100,036
Lowe's Cos., Inc.	39,729	2,780,235
MarineMax, Inc.(1)	1,763	42,171
Men's Wearhouse, Inc. (The)	3,057	177,337
Mr Price Group Ltd.	34,490	685,895
Murphy USA, Inc.(1)	2,313	134,686
Nitori Holdings Co. Ltd.	9,600	740,217
O'Reilly Automotive, Inc.(1)	10,019	2,199,471
Office Depot, Inc.(1)	2,151	19,940
Penske Automotive Group, Inc.	1,915	98,833
Rent-A-Center, Inc.	2,691	81,403
Restoration Hardware Holdings, Inc.(1)	7,423	675,196
Ross Stores, Inc.	12,781	1,235,539
Sally Beauty Holdings, Inc.(1)	24,684	770,388
Signet Jewelers Ltd.	11,071	1,431,812
Tile Shop Holdings, Inc.(1)	7,161	89,298
TJX Cos., Inc. (The)	29,457	1,896,442
Tractor Supply Co.	12,454	1,085,241
Ulta Salon Cosmetics & Fragrance, Inc.(1)	5,086	776,225
		25,707,173
Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	125,274	16,320,697
Canon, Inc.	33,900	1,172,290
EMC Corp.	50,038	1,318,001
FUJIFILM Holdings Corp.	14,000	536,245
Hewlett-Packard Co.	51,189	1,709,713
Nimble Storage, Inc.(1)	3,509	90,813
Pegatron Corp.	47,000	140,266
Samsung Electronics Co. Ltd.	2,430	2,865,788
SanDisk Corp.	11,904	813,996
Seagate Technology plc	8,597	478,337
Silicon Graphics International Corp.(1)	12,037	77,278
Super Micro Computer, Inc.(1)	5,820	194,737
Western Digital Corp.	35,368	3,443,428
		29,161,589
Textiles, Apparel and Luxury Goods — 1.0%
Burberry Group plc	32,779	849,185

34

	Shares/ Principal Amount	Value
Culp, Inc.	3,164	$83,371
Eclat Textile Co. Ltd.	69,000	1,016,128
Hanesbrands, Inc.	44,063	1,403,847
Kate Spade & Co.(1)	3,032	75,133
Lululemon Athletica, Inc.(1)	8,926	533,686
Luxottica Group SpA	16,047	1,080,377
LVMH Moet Hennessy Louis Vuitton SE	4,510	803,183
Michael Kors Holdings Ltd.(1)	2,426	112,809
Moncler SpA	4,818	91,651
Movado Group, Inc.	1,465	38,324
Pandora A/S	22,289	2,241,123
Ralph Lauren Corp.	3,153	411,151
Shenzhou International Group Holdings Ltd.	207,000	1,022,499
Skechers U.S.A., Inc., Class A(1)	2,068	218,939
Taiwan Paiho Ltd.	167,000	495,129
Under Armour, Inc., Class A(1)	13,933	1,092,487
Wolverine World Wide, Inc.	5,292	155,479
		11,724,501
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	8,480	102,608
Essent Group Ltd.(1)	7,083	180,687
EverBank Financial Corp.	16,614	306,362
Nationstar Mortgage Holdings, Inc.(1)	20,563	405,502
People's United Financial, Inc.	9,319	145,004
Radian Group, Inc.	1,245	22,311
		1,162,474
Tobacco — 0.4%
Altria Group, Inc.	11,440	585,728
Imperial Tobacco Group plc	14,605	752,261
Japan Tobacco, Inc.	17,100	625,501
Philip Morris International, Inc.	36,673	3,046,426
		5,009,916
Trading Companies and Distributors — 0.4%
Ashtead Group plc	99,699	1,706,655
Beacon Roofing Supply, Inc.(1)	5,163	161,912
Bunzl plc	25,820	748,224
COSON Co. Ltd.(1)	13,480	486,533
Kaman Corp.	605	25,628
Kanamoto Co. Ltd.	6,100	172,755
United Rentals, Inc.(1)	8,810	783,297
Wolseley plc	11,210	692,359
		4,777,363
Transportation Infrastructure — 0.1%
Groupe Eurotunnel SE	12,059	181,647
Sydney Airport	31,984	139,140
TAV Havalimanlari Holding AS	83,810	695,675
		1,016,462

35

	Shares/ Principal Amount	Value
Water Utilities — 0.1%
Artesian Resources Corp., Class A	586	$12,493
Beijing Enterprises Water Group Ltd.	1,324,000	1,118,467
		1,130,960
Wireless Telecommunication Services — 0.9%
Bharti Infratel Ltd.	167,291	1,254,298
China Mobile Ltd.	123,000	1,619,663
Freenet AG	4,452	146,420
KDDI Corp.	9,000	203,835
NTT DoCoMo, Inc.	6,500	117,101
PT Tower Bersama Infrastructure Tbk	1,004,000	715,570
RingCentral, Inc., Class A(1)	5,234	89,449
Rogers Communications, Inc., Class B	8,838	304,099
SBA Communications Corp., Class A(1)	41,480	4,637,879
Shenandoah Telecommunications Co.	256	8,046
SK Telecom Co. Ltd.	230	51,157
Vodafone Group plc	133,294	520,216
		9,667,733
TOTAL COMMON STOCKS (Cost $732,025,427)		908,258,628
CORPORATE BONDS — 8.0%
Aerospace and Defense — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)	$80,000	84,700
Bombardier, Inc., 5.50%, 9/15/18(2)	110,000	109,450
Bombardier, Inc., 5.75%, 3/15/22(2)	125,000	114,687
Bombardier, Inc., 6.00%, 10/15/22(2)	30,000	27,338
Bombardier, Inc., 7.50%, 3/15/25(2)	80,000	76,800
KLX, Inc., 5.875%, 12/1/22(2)	70,000	71,138
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	98,899
TransDigm, Inc., 5.50%, 10/15/20	90,000	90,450
TransDigm, Inc., 6.00%, 7/15/22	130,000	131,950
United Technologies Corp., 6.05%, 6/1/36	116,000	145,114
		950,526
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)	150,000	146,250
Auto Components — 0.1%
Dana Holding Corp., 6.75%, 2/15/21	65,000	69,063
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	135,000	148,331
Schaeffler Finance BV, 4.25%, 5/15/21(2)	135,000	136,012
UCI International, Inc., 8.625%, 2/15/19	75,000	67,875
ZF North America Capital, Inc., 4.75%, 4/29/25(2)	110,000	110,550
		531,831
Automobiles — 0.1%
Ally Financial, Inc., 4.625%, 3/30/25	155,000	152,287
American Honda Finance Corp., 1.50%, 9/11/17(2)	30,000	30,270
American Honda Finance Corp., 2.125%, 10/10/18	50,000	51,018

36

		Shares/ Principal Amount	Value
Daimler Finance North America LLC, 2.625%, 9/15/16(2)		$50,000	$50,990
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20(2)		260,000	265,200
Ford Motor Co., 4.75%, 1/15/43		30,000	30,492
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		80,000	86,745
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		130,000	150,759
General Motors Co., 3.50%, 10/2/18		125,000	128,788
General Motors Co., 4.875%, 10/2/23		130,000	138,938
General Motors Financial Co., Inc., 3.25%, 5/15/18		125,000	128,061
General Motors Financial Co., Inc., 4.00%, 1/15/25		100,000	99,342
Volkswagen International Finance NV, VRN, 3.75%, 3/24/21	EUR	70,000	81,695
			1,394,585
Banks — 0.6%
Bank of America Corp., 3.75%, 7/12/16		$100,000	102,902
Bank of America Corp., 6.50%, 8/1/16		10,000	10,600
Bank of America Corp., 5.75%, 12/1/17		140,000	153,638
Bank of America Corp., 5.70%, 1/24/22		170,000	197,074
Bank of America Corp., MTN, 4.00%, 4/1/24		30,000	31,262
Bank of America Corp., MTN, 4.20%, 8/26/24		80,000	81,264
Bank of America Corp., MTN, 4.00%, 1/22/25		70,000	69,759
Bank of America Corp., MTN, 5.00%, 1/21/44		40,000	43,344
Bank of America N.A., 5.30%, 3/15/17		510,000	542,965
Bank of Nova Scotia, 2.55%, 1/12/17		80,000	81,964
Barclays Bank plc, 7.625%, 11/21/22		100,000	116,438
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	71,322
BB&T Corp., MTN, 2.05%, 6/19/18		$40,000	40,564
BPCE SA, VRN, 2.75%, 7/8/21	EUR	100,000	113,393
Capital One Financial Corp., 1.00%, 11/6/15		$40,000	40,059
Capital One Financial Corp., 3.20%, 2/5/25		40,000	38,788
Citigroup, Inc., 5.50%, 2/15/17		80,000	85,339
Citigroup, Inc., 1.75%, 5/1/18		160,000	160,044
Citigroup, Inc., 4.50%, 1/14/22		240,000	262,603
Citigroup, Inc., 4.05%, 7/30/22		30,000	31,281
Citigroup, Inc., 3.30%, 4/27/25		80,000	78,683
Citigroup, Inc., 6.00%, 10/31/33		60,000	69,143
Citigroup, Inc., 5.30%, 5/6/44		20,000	21,608
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	171,795
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	70,000	88,583
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$50,000	53,243
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, VRN, 2.50%, 5/26/21	EUR	100,000	113,356
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	113,000	140,210
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	57,000	74,609
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	125,000	221,580
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	225,000	280,560
Fifth Third Bancorp, 4.30%, 1/16/24		$40,000	41,883

37

		Shares/ Principal Amount	Value
HSBC Holdings plc, 5.10%, 4/5/21		$70,000	$79,276
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	50,000	65,458
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	120,322
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	96,000	121,585
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		$130,000	130,409
JPMorgan Chase & Co., 6.00%, 1/15/18		350,000	389,064
JPMorgan Chase & Co., 4.625%, 5/10/21		30,000	33,042
JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	40,433
JPMorgan Chase & Co., 3.875%, 9/10/24		70,000	70,388
JPMorgan Chase & Co., 3.125%, 1/23/25		110,000	107,502
KeyCorp, MTN, 2.30%, 12/13/18		80,000	81,129
KFW, 3.875%, 1/21/19	EUR	80,000	100,335
KFW, MTN, 4.625%, 1/4/23	EUR	80,000	115,946
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	40,046
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)		$245,000	280,219
Regions Bank, 6.45%, 6/26/37		175,000	214,881
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	100,000	114,193
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17		$300,000	325,500
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		110,000	112,874
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	100,000	119,500
SunTrust Banks, Inc., 3.60%, 4/15/16		$29,000	29,602
U.S. Bancorp, 3.44%, 2/1/16		70,000	71,111
U.S. Bancorp, MTN, 3.00%, 3/15/22		50,000	51,119
U.S. Bancorp, MTN, 3.60%, 9/11/24		110,000	112,482
Wells Fargo & Co., 3.68%, 6/15/16		90,000	92,643
Wells Fargo & Co., 4.125%, 8/15/23		100,000	105,859
Wells Fargo & Co., MTN, 2.10%, 5/8/17		10,000	10,206
Wells Fargo & Co., MTN, 4.60%, 4/1/21		100,000	111,344
Wells Fargo & Co., MTN, 4.10%, 6/3/26		70,000	72,173
Wells Fargo & Co., MTN, 4.65%, 11/4/44		30,000	30,077
			6,978,574
Beverages†
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		130,000	127,349
Biotechnology†
Amgen, Inc., 2.125%, 5/15/17		120,000	122,023
Amgen, Inc., 4.10%, 6/15/21		40,000	43,012
Amgen, Inc., 5.375%, 5/15/43		70,000	77,085
Celgene Corp., 3.25%, 8/15/22		50,000	50,728
Celgene Corp., 3.625%, 5/15/24		50,000	51,172
Gilead Sciences, Inc., 4.40%, 12/1/21		40,000	44,380
			388,400
Building Products†
Masco Corp., 5.95%, 3/15/22		115,000	130,525

38

	Shares/ Principal Amount	Value
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	$50,000	$53,434
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	190,000	210,974
Dresdner Funding Trust I, 8.15%, 6/30/31(2)	200,000	252,500
E*TRADE Financial Corp., 4.625%, 9/15/23	160,000	161,200
Jefferies Group, Inc., 5.125%, 4/13/18	70,000	74,621
		752,729
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22	195,000	199,631
Chemours Co. (The), 6.625%, 5/15/23(2)	100,000	101,750
Dow Chemical Co. (The), 2.50%, 2/15/16	60,000	60,743
Dow Chemical Co. (The), 4.25%, 11/15/20	70,000	75,904
Eastman Chemical Co., 2.70%, 1/15/20	60,000	60,572
Ecolab, Inc., 4.35%, 12/8/21	30,000	32,694
Hexion, Inc., 8.875%, 2/1/18	175,000	161,438
Hexion, Inc., 6.625%, 4/15/20	115,000	108,963
Huntsman International LLC, 8.625%, 3/15/21	20,000	21,200
LyondellBasell Industries NV, 4.625%, 2/26/55	20,000	18,392
Mosaic Co. (The), 4.25%, 11/15/23	50,000	52,789
Mosaic Co. (The), 5.625%, 11/15/43	40,000	44,890
WR Grace & Co-Conn, 5.125%, 10/1/21(2)	110,000	113,850
		1,052,816
Commercial Services and Supplies — 0.1%
ACCO Brands Corp., 6.75%, 4/30/20	30,000	32,100
ADT Corp. (The), 6.25%, 10/15/21	180,000	193,950
Clean Harbors, Inc., 5.25%, 8/1/20	110,000	113,575
Covanta Holding Corp., 5.875%, 3/1/24	145,000	150,075
Envision Healthcare Corp., 5.125%, 7/1/22(2)	200,000	206,500
Iron Mountain, Inc., 8.375%, 8/15/21	11,000	11,478
Iron Mountain, Inc., 5.75%, 8/15/24	155,000	159,456
Pitney Bowes, Inc., 4.625%, 3/15/24	60,000	61,931
Republic Services, Inc., 3.55%, 6/1/22	100,000	102,766
Waste Management, Inc., 4.10%, 3/1/45	40,000	38,186
		1,070,017
Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(2)	230,000	244,662
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	125,000	135,312
Avaya, Inc., 7.00%, 4/1/19(2)	235,000	236,175
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	70,000	69,979
CommScope, Inc., 5.50%, 6/15/24(2)	65,000	65,081
Crown Castle International Corp., 5.25%, 1/15/23	260,000	275,080
Nokia Oyj, 5.375%, 5/15/19	50,000	54,188
SBA Communications Corp., 5.625%, 10/1/19	50,000	52,938
SBA Communications Corp., 4.875%, 7/15/22(2)	75,000	75,709
		1,209,124

39

	Shares/ Principal Amount	Value
Construction Materials — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	$100,000	$86,000
Builders FirstSource, Inc., 7.625%, 6/1/21(2)	75,000	78,750
Building Materials Corp. of America, 6.75%, 5/1/21(2)	105,000	111,562
Interline Brands, Inc., PIK, 10.00%, 11/15/18	70,000	73,588
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	53,750
Nortek, Inc., 8.50%, 4/15/21	205,000	223,194
Owens Corning, 4.20%, 12/15/22	50,000	51,430
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	52,000	57,070
USG Corp., 5.875%, 11/1/21(2)	25,000	26,813
USG Corp., 5.50%, 3/1/25(2)	135,000	140,231
		902,388
Consumer Finance — 0.2%
American Express Co., 1.55%, 5/22/18	50,000	49,848
American Express Credit Corp., 1.30%, 7/29/16	70,000	70,380
CIT Group, Inc., 4.25%, 8/15/17	505,000	516,968
CIT Group, Inc., 5.50%, 2/15/19(2)	120,000	127,050
CIT Group, Inc., 3.875%, 2/19/19	115,000	115,575
CIT Group, Inc., 5.00%, 8/15/22	320,000	329,600
CIT Group, Inc., 5.00%, 8/1/23	125,000	128,275
Equifax, Inc., 3.30%, 12/15/22	60,000	60,610
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	90,000	93,600
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	73,675
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)	35,000	33,556
Navient Corp., 5.00%, 10/26/20	65,000	65,000
Navient Corp., 5.50%, 1/25/23	455,000	444,762
OneMain Financial Holdings, Inc., 6.75%, 12/15/19(2)	40,000	42,900
PNC Bank N.A., 6.00%, 12/7/17	230,000	254,948
Springleaf Finance Corp., 7.75%, 10/1/21	25,000	27,969
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	175,000	187,250
TransUnion, PIK, 9.625%, 6/15/18	90,000	90,788
		2,712,754
Containers and Packaging — 0.2%
AEP Industries, Inc., 8.25%, 4/15/19	175,000	180,687
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 9.125%, 10/15/20(2)	120,000	128,400
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(2)	150,000	155,250
Ball Corp., 5.00%, 3/15/22	115,000	118,737
Ball Corp., 4.00%, 11/15/23	70,000	67,813
Berry Plastics Corp., 5.50%, 5/15/22	135,000	138,628
Berry Plastics Corp., 5.125%, 7/15/23(3)	100,000	99,750
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc., 6.00%, 6/15/17(2)	150,000	151,875
BWAY Holding Co., 9.125%, 8/15/21(2)	70,000	72,975
Consolidated Container Co., 10.125%, 7/15/20(2)	100,000	89,500

40

		Shares/ Principal Amount	Value
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		$105,000	$104,213
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19		125,000	132,891
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		150,000	156,937
Rock-Tenn Co., 3.50%, 3/1/20		50,000	51,869
Sealed Air Corp., 5.125%, 12/1/24(2)		75,000	76,594
			1,726,119
Diversified Consumer Services†
Catholic Health Initiatives, 1.60%, 11/1/17		20,000	20,025
Catholic Health Initiatives, 2.95%, 11/1/22		40,000	39,467
Johns Hopkins University, 4.08%, 7/1/53		20,000	19,834
Laureate Education, Inc., 10.00%, 9/1/19(2)		125,000	121,406
Service Corp. International / US, 5.375%, 1/15/22		75,000	80,250
			280,982
Diversified Financial Services — 0.4%
Ally Financial, Inc., 5.50%, 2/15/17		125,000	130,937
Ally Financial, Inc., 6.25%, 12/1/17		100,000	107,500
Ally Financial, Inc., 4.75%, 9/10/18		150,000	155,625
Ally Financial, Inc., 3.50%, 1/27/19		180,000	179,100
Ally Financial, Inc., 8.00%, 3/15/20		141,000	167,085
Ally Financial, Inc., 8.00%, 11/1/31		70,000	86,362
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	97,354
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16		$110,000	116,531
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(2)		125,000	132,969
DFC Finance Corp., 10.50%, 6/15/20(2)		35,000	27,125
General Electric Capital Corp., MTN, 5.625%, 9/15/17		212,000	232,925
General Electric Capital Corp., MTN, 4.375%, 9/16/20		220,000	243,508
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		170,000	172,613
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		300,000	308,925
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		50,000	57,627
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		80,000	82,514
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		90,000	110,427
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		30,000	31,174
HUB International Ltd., 7.875%, 10/1/21(2)		75,000	77,625
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	97,087
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	84,200
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(2)		70,000	70,525
Morgan Stanley, 5.00%, 11/24/25		122,000	131,565
Morgan Stanley, MTN, 6.625%, 4/1/18		210,000	237,650
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	282,830
Morgan Stanley, MTN, 3.70%, 10/23/24		20,000	20,361
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		70,000	67,550

41

		Shares/ Principal Amount	Value
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	50,000	$68,666
Serta Simmons Holdings LLC, 8.125%, 10/1/20(2)		$230,000	246,100
Societe Generale SA, VRN, 5.92%, 4/5/17(2)		100,000	104,625
UBS AG, 7.625%, 8/17/22		160,000	190,541
UBS AG (Stamford Branch), 5.875%, 12/20/17		100,000	110,543
			4,230,169
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 2.625%, 12/1/22		120,000	115,256
AT&T, Inc., 6.55%, 2/15/39		91,000	106,738
AT&T, Inc., 4.30%, 12/15/42		60,000	54,056
British Telecommunications plc, 5.95%, 1/15/18		170,000	189,314
CenturyLink, Inc., 5.625%, 4/1/20		385,000	403,287
CenturyLink, Inc., 7.65%, 3/15/42		100,000	97,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)		170,000	172,716
Frontier Communications Corp., 7.125%, 3/15/19		205,000	218,838
Frontier Communications Corp., 8.50%, 4/15/20		90,000	96,525
Frontier Communications Corp., 7.125%, 1/15/23		125,000	120,313
Frontier Communications Corp., 6.875%, 1/15/25		140,000	128,275
Hughes Satellite Systems Corp., 6.50%, 6/15/19		90,000	99,338
Inmarsat Finance plc, 4.875%, 5/15/22(2)		50,000	49,625
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		305,000	313,769
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		175,000	178,063
Intelsat Luxembourg SA, 7.75%, 6/1/21		75,000	67,969
Intelsat Luxembourg SA, 8.125%, 6/1/23		45,000	40,275
Level 3 Financing, Inc., 7.00%, 6/1/20		125,000	134,219
Level 3 Financing, Inc., 8.625%, 7/15/20		170,000	183,813
Level 3 Financing, Inc., 5.375%, 8/15/22		40,000	41,050
Level 3 Financing, Inc., 5.375%, 5/1/25(2)		55,000	54,794
Orange SA, 4.125%, 9/14/21		70,000	76,355
Softbank Corp., 4.50%, 4/15/20(2)		110,000	113,300
Sprint Capital Corp., 6.90%, 5/1/19		235,000	244,306
Sprint Capital Corp., 8.75%, 3/15/32		100,000	102,250
Telecom Italia Capital SA, 7.00%, 6/4/18		235,000	262,765
Telecom Italia Capital SA, 6.375%, 11/15/33		325,000	343,687
Telecom Italia Capital SA, 7.72%, 6/4/38		125,000	144,375
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	50,000	84,446
Telefonica Emisiones SAU, 5.46%, 2/16/21		$10,000	11,328
Verizon Communications, Inc., 3.65%, 9/14/18		190,000	200,398
Verizon Communications, Inc., 3.50%, 11/1/21		50,000	51,993
Verizon Communications, Inc., 5.15%, 9/15/23		130,000	145,471
Verizon Communications, Inc., 5.05%, 3/15/34		270,000	280,450
Verizon Communications, Inc., 4.75%, 11/1/41		40,000	39,093
Verizon Communications, Inc., 6.55%, 9/15/43		51,000	61,885
Verizon Communications, Inc., 4.86%, 8/21/46		33,000	31,809
Verizon Communications, Inc., 5.01%, 8/21/54		49,000	46,531
Virgin Media Finance plc, 5.75%, 1/15/25(2)		200,000	205,000

42

		Shares/ Principal Amount	Value
Windstream Corp., 7.875%, 11/1/17		$20,000	$21,625
Windstream Corp., 7.75%, 10/15/20		115,000	117,300
Windstream Corp., 6.375%, 8/1/23		95,000	80,156
			5,530,256
Electric Utilities — 0.1%
AES Corp. (The), 4.875%, 5/15/23		340,000	328,100
Atlantic Power Corp., 9.00%, 11/15/18		200,000	209,500
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	116,854
			654,454
Electronic Equipment, Instruments and Components†
Sanmina Corp., 4.375%, 6/1/19(2)		$197,000	198,477
Viasystems, Inc., 7.875%, 5/1/19(2)		50,000	53,188
			251,665
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19		50,000	43,125
Ensco plc, 4.70%, 3/15/21		110,000	113,844
FTS International, Inc., 6.25%, 5/1/22		120,000	96,300
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21		140,000	122,500
Offshore Group Investment Ltd., 7.125%, 4/1/23		100,000	70,500
Pacific Drilling SA, 5.375%, 6/1/20(2)		65,000	53,950
Paragon Offshore plc, 7.25%, 8/15/24(2)		90,000	37,800
Petroleum Geo-Services ASA, 7.375%, 12/15/18(2)		100,000	95,750
Precision Drilling Corp., 6.50%, 12/15/21		100,000	99,500
Precision Drilling Corp., 5.25%, 11/15/24		105,000	93,056
Schlumberger Investment SA, 3.65%, 12/1/23		60,000	63,222
SESI LLC, 6.375%, 5/1/19		50,000	51,625
Transocean, Inc., 3.00%, 10/15/17		105,000	102,703
Transocean, Inc., 6.00%, 3/15/18		70,000	71,575
Transocean, Inc., 6.50%, 11/15/20		145,000	139,472
Transocean, Inc., 6.375%, 12/15/21		140,000	132,125
Weatherford International Ltd., 4.50%, 4/15/22		50,000	48,424
			1,435,471
Financial Services†
Argos Merger Sub, Inc., 7.125%, 3/15/23(2)		215,000	228,438
Food and Staples Retailing — 0.1%
Albertsons Holdings LLC / Saturn Acquisition Merger Sub, Inc., 7.75%, 10/15/22(2)		27,000	29,261
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)		40,000	41,700
Delhaize Group SA, 5.70%, 10/1/40		30,000	31,698
Dollar General Corp., 3.25%, 4/15/23		40,000	38,825
Family Tree Escrow LLC, 5.75%, 3/1/23(2)		185,000	195,869
Kroger Co. (The), 6.40%, 8/15/17		120,000	132,793
Kroger Co. (The), 3.30%, 1/15/21		70,000	72,306
Rite Aid Corp., 6.75%, 6/15/21		85,000	89,675
Rite Aid Corp., 6.125%, 4/1/23(2)		170,000	177,437
SUPERVALU, Inc., 6.75%, 6/1/21		80,000	82,350

43

		Shares/ Principal Amount	Value
Tesco plc, 6.15%, 11/15/37(2)		$75,000	$76,058
Tesco plc, MTN, 5.50%, 12/13/19	GBP	60,000	100,417
Wal-Mart Stores, Inc., 2.55%, 4/11/23		$20,000	19,918
Wal-Mart Stores, Inc., 4.30%, 4/22/44		20,000	20,688
			1,108,995
Food Products — 0.1%
Aramark Services, Inc., 5.75%, 3/15/20		65,000	67,966
HJ Heinz Co., 4.875%, 2/15/25(2)		235,000	253,800
JBS Investments GmbH, 7.25%, 4/3/24(2)		70,000	75,075
JBS USA LLC / JBS USA Finance, Inc., 8.25%, 2/1/20(2)		85,000	91,077
JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21(2)		70,000	74,305
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25(2)(3)		35,000	35,438
Kellogg Co., 4.45%, 5/30/16		130,000	134,549
Kraft Foods Group, Inc., 5.00%, 6/4/42		30,000	31,001
Mondelez International, Inc., 4.00%, 2/1/24		70,000	74,510
NBTY, Inc., 9.00%, 10/1/18		65,000	67,925
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)		170,000	172,975
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21		100,000	101,000
Post Holdings, Inc., 7.375%, 2/15/22		150,000	154,062
Smithfield Foods, Inc., 6.625%, 8/15/22		75,000	81,338
Tyson Foods, Inc., 4.50%, 6/15/22		50,000	54,086
			1,469,107
Gas Utilities — 0.3%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20		70,000	73,675
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23(2)		40,000	42,327
Enbridge Energy Partners LP, 6.50%, 4/15/18		90,000	100,330
Enbridge, Inc., 4.50%, 6/10/44		40,000	35,809
Energy Transfer Equity LP, 5.875%, 1/15/24		105,000	112,087
Energy Transfer Partners LP, 4.15%, 10/1/20		70,000	73,036
Energy Transfer Partners LP, 5.20%, 2/1/22		30,000	32,074
Energy Transfer Partners LP, 3.60%, 2/1/23		60,000	58,397
Energy Transfer Partners LP, 6.50%, 2/1/42		40,000	44,124
Enterprise Products Operating LLC, 6.30%, 9/15/17		120,000	133,015
Enterprise Products Operating LLC, 4.85%, 3/15/44		130,000	130,516
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		130,000	128,700
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20		50,000	57,651
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22		30,000	30,287
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		90,000	95,537
Kinder Morgan, Inc., 4.30%, 6/1/25		20,000	20,036
Magellan Midstream Partners LP, 6.55%, 7/15/19		86,000	99,996
Magellan Midstream Partners LP, 5.15%, 10/15/43		20,000	21,152
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24		175,000	177,625

44

	Shares/ Principal Amount	Value
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25(3)	$50,000	$49,813
NGPL PipeCo LLC, 7.12%, 12/15/17(2)	100,000	103,375
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	90,000	92,371
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	125,000	130,000
Regency Energy Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23	110,000	111,155
Rockies Express Pipeline LLC, 5.625%, 4/15/20(2)	325,000	342,875
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	100,000	103,812
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	125,000	132,187
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	200,000	204,500
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	106,812
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(2)	65,000	67,438
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	53,000	56,313
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	190,000	183,825
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(2)	50,000	53,125
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22(2)	85,000	90,312
TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	58,218
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	48,788
Williams Cos., Inc. (The), 5.75%, 6/24/44	30,000	30,534
Williams Partners LP, 5.10%, 9/15/45	30,000	28,348
		3,460,175
Health Care Equipment and Supplies — 0.1%
Alere, Inc., 8.625%, 10/1/18	60,000	62,438
Alere, Inc., 6.50%, 6/15/20	100,000	105,750
Baxter International, Inc., 3.20%, 6/15/23	30,000	29,846
Becton Dickinson and Co., 3.73%, 12/15/24	40,000	40,887
Crimson Merger Sub, Inc., 6.625%, 5/15/22(2)	50,000	44,063
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(2)	70,000	72,275
Hospira, Inc., 5.60%, 9/15/40	20,000	23,447
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	200,000	215,600
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	54,750
Mallinckrodt International Finance SA, 4.75%, 4/15/23	170,000	164,794
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(2)	105,000	110,381
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(2)	100,000	100,950
Medtronic, Inc., 2.50%, 3/15/20(2)	40,000	40,576
Medtronic, Inc., 2.75%, 4/1/23	30,000	29,649
Medtronic, Inc., 3.50%, 3/15/25(2)	50,000	51,280
Medtronic, Inc., 4.375%, 3/15/35(2)	20,000	20,456
Zimmer Holdings, Inc., 2.70%, 4/1/20	30,000	30,232
		1,197,374

45

	Shares/ Principal Amount	Value
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	$135,000	$135,338
Acadia Healthcare Co., Inc., 5.625%, 2/15/23(2)	70,000	71,925
Aetna, Inc., 2.75%, 11/15/22	60,000	59,508
Amsurg Corp., 5.625%, 7/15/22	180,000	184,950
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	150,000	159,750
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	55,000	58,781
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	35,000	36,400
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	100,000	107,125
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	110,000	117,425
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	157,000	158,963
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	85,000	84,469
Express Scripts Holding Co., 2.65%, 2/15/17	150,000	153,501
Express Scripts Holding Co., 7.25%, 6/15/19	90,000	107,427
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(2)	140,000	152,600
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(2)	100,000	102,000
HCA, Inc., 3.75%, 3/15/19	20,000	20,350
HCA, Inc., 4.25%, 10/15/19	125,000	129,894
HCA, Inc., 6.50%, 2/15/20	100,000	111,875
HCA, Inc., 7.50%, 2/15/22	215,000	252,087
HCA, Inc., 5.875%, 3/15/22	75,000	84,000
HCA, Inc., 4.75%, 5/1/23	180,000	186,750
HCA, Inc., 5.375%, 2/1/25	270,000	278,775
HealthSouth Corp., 5.75%, 11/1/24	95,000	98,444
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	220,000	230,587
Kindred Healthcare, Inc., 8.00%, 1/15/20(2)	135,000	146,306
Kindred Healthcare, Inc., 6.375%, 4/15/22	60,000	61,425
LifePoint Hospitals, Inc., 5.50%, 12/1/21	175,000	184,406
NYU Hospitals Center, 4.43%, 7/1/42	30,000	29,553
Tenet Healthcare Corp., 5.00%, 3/1/19(2)	160,000	160,200
Tenet Healthcare Corp., 8.00%, 8/1/20	165,000	172,838
Tenet Healthcare Corp., 6.00%, 10/1/20	190,000	203,775
Tenet Healthcare Corp., 4.50%, 4/1/21	40,000	39,750
Tenet Healthcare Corp., 8.125%, 4/1/22	335,000	365,987
UnitedHealth Group, Inc., 2.875%, 3/15/23	40,000	40,144
Universal Health Services, Inc., 4.75%, 8/1/22(2)	100,000	104,625
		4,591,933
Hotels, Restaurants and Leisure — 0.2%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(2)	260,000	270,270
Affinity Gaming LLC / Affinity Gaming Finance Corp., 9.00%, 5/15/18	75,000	75,375
Boyd Gaming Corp., 6.875%, 5/15/23	75,000	76,313
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	60,000	61,050
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	110,000	103,048
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(2)	125,000	131,875

46

	Shares/ Principal Amount	Value
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$255,000	$269,981
MGM Resorts International, 8.625%, 2/1/19	75,000	86,625
MGM Resorts International, 5.25%, 3/31/20	140,000	144,900
MGM Resorts International, 6.00%, 3/15/23	85,000	88,506
Pinnacle Entertainment, 7.50%, 4/15/21	165,000	175,931
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	80,000	84,800
Scientific Games International, Inc., 6.25%, 9/1/20	40,000	30,800
Scientific Games International, Inc., 7.00%, 1/1/22(2)	50,000	52,375
Scientific Games International, Inc., 10.00%, 12/1/22	105,000	102,113
Station Casinos LLC, 7.50%, 3/1/21	400,000	428,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	40,000	40,200
Wynn Macau Ltd., 5.25%, 10/15/21(2)	200,000	195,500
		2,417,662
Household Durables — 0.2%
Beazer Homes USA, Inc., 8.125%, 6/15/16	125,000	132,188
Beazer Homes USA, Inc., 7.25%, 2/1/23	20,000	19,600
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	125,000	126,250
Century Communities, Inc., 6.875%, 5/15/22	30,000	30,000
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(2)	470,000	441,800
KB Home, 4.75%, 5/15/19	35,000	35,000
Meritage Homes Corp., 7.00%, 4/1/22	125,000	135,000
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)	100,000	103,500
Standard Pacific Corp., 8.375%, 5/15/18	345,000	396,750
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(2)	180,000	177,750
Toll Brothers Finance Corp., 4.00%, 12/31/18	100,000	102,750
Toll Brothers Finance Corp., 6.75%, 11/1/19	50,000	56,625
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(2)	200,000	197,500
WCI Communities, Inc., 6.875%, 8/15/21	160,000	167,600
William Lyon Homes, Inc., 8.50%, 11/15/20	125,000	136,562
		2,258,875
Household Products — 0.1%
Energizer SpinCo, Inc., 5.50%, 6/15/25(2)(3)	65,000	65,163
Spectrum Brands, Inc., 6.375%, 11/15/20	305,000	327,112
Spectrum Brands, Inc., 6.625%, 11/15/22	130,000	140,075
Spectrum Brands, Inc., 5.75%, 7/15/25(2)	75,000	77,437
		609,787
Industrial Conglomerates — 0.1%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(2)	80,000	64,600
General Electric Co., 5.25%, 12/6/17	190,000	208,674
General Electric Co., 4.125%, 10/9/42	90,000	89,869
HD Supply, Inc., 7.50%, 7/15/20	285,000	309,581
HD Supply, Inc., 5.25%, 12/15/21(2)	100,000	104,375

47

		Shares/ Principal Amount	Value
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		$50,000	$50,106
Jack Cooper Holdings Corp., 10.25%, 6/1/20(2)		35,000	30,844
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(2)		135,000	135,675
			993,724
Insurance — 0.3%
ACE INA Holdings, Inc., 3.15%, 3/15/25		50,000	49,944
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21(2)		100,000	104,250
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	123,896
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$30,000	32,344
American International Group, Inc., 4.875%, 6/1/22		140,000	156,236
American International Group, Inc., 4.50%, 7/16/44		40,000	39,942
American International Group, Inc., MTN, 5.85%, 1/16/18		120,000	132,980
AXA SA, 7.125%, 12/15/20	GBP	20,000	36,781
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$70,000	77,441
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		40,000	41,092
Berkshire Hathaway, Inc., 4.50%, 2/11/43		50,000	52,282
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	114,004
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	100,000	112,301
Genworth Financial, Inc., 7.625%, 9/24/21		$35,000	37,100
Genworth Financial, Inc., VRN, 6.15%, 11/15/16		135,000	85,050
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		20,000	24,292
International Lease Finance Corp., 8.75%, 3/15/17		205,000	227,037
International Lease Finance Corp., 6.25%, 5/15/19		125,000	139,062
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)		60,000	60,430
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)		175,000	180,469
Lincoln National Corp., 6.25%, 2/15/20		100,000	116,869
Markel Corp., 4.90%, 7/1/22		70,000	76,679
Markel Corp., 3.625%, 3/30/23		20,000	20,179
MetLife, Inc., 1.76%, 12/15/17		40,000	40,477
MetLife, Inc., 4.125%, 8/13/42		30,000	29,040
MetLife, Inc., 4.875%, 11/13/43		30,000	32,421
Principal Financial Group, Inc., 3.30%, 9/15/22		30,000	30,440
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		60,000	68,362
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		70,000	79,149
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)		40,000	41,443
Travelers Cos., Inc. (The), 4.60%, 8/1/43		40,000	43,085
Voya Financial, Inc., 5.50%, 7/15/22		80,000	91,554
Voya Financial, Inc., 5.70%, 7/15/43		50,000	59,169
Voya Financial, Inc., VRN, 5.65%, 5/15/23		125,000	130,312
WR Berkley Corp., 4.625%, 3/15/22		40,000	43,067
WR Berkley Corp., 4.75%, 8/1/44		30,000	30,016
			2,759,195
Internet Software and Services†
Equinix, Inc., 5.375%, 4/1/23		70,000	72,450

48

	Shares/ Principal Amount	Value
IAC / InterActiveCorp, 4.75%, 12/15/22	$75,000	$74,906
Netflix, Inc., 5.375%, 2/1/21	40,000	41,900
Netflix, Inc., 5.75%, 3/1/24	175,000	183,750
VeriSign, Inc., 4.625%, 5/1/23	40,000	39,700
VeriSign, Inc., 5.25%, 4/1/25(2)	40,000	40,900
		453,606
IT Services — 0.1%
Audatex North America, Inc., 6.00%, 6/15/21(2)	100,000	104,729
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	65,000	66,835
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	70,000	73,500
Fidelity National Information Services, Inc., 3.50%, 4/15/23	40,000	39,611
First Data Corp., 7.375%, 6/15/19(2)	250,000	260,625
First Data Corp., 8.875%, 8/15/20(2)	100,000	106,000
First Data Corp., 8.25%, 1/15/21(2)	505,000	539,719
First Data Corp., 12.625%, 1/15/21	20,000	23,475
First Data Corp., 11.75%, 8/15/21	199,000	228,104
Xerox Corp., 2.95%, 3/15/17	30,000	30,844
		1,473,442
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	67,287
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	20,000	20,254
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	60,000	62,986
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	50,000	56,057
		206,584
Machinery†
Case New Holand, Inc., 7.875%, 12/1/17	170,000	188,912
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	120,000	129,000
Navistar International Corp., 8.25%, 11/1/21	50,000	50,250
Terex Corp., 6.50%, 4/1/20	50,000	52,625
		420,787
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	320,000	320,000
Media — 0.7%
21st Century Fox America, Inc., 6.90%, 8/15/39	100,000	130,787
21st Century Fox America, Inc., 4.75%, 9/15/44	30,000	30,622
Altice Financing SA, 6.50%, 1/15/22(2)	145,000	149,350
Altice Financing SA, 6.625%, 2/15/23(2)	130,000	135,037
Altice Finco SA, 7.625%, 2/15/25(2)	115,000	118,162
Altice SA, 7.75%, 5/15/22(2)	165,000	167,062
Altice SA, 7.625%, 2/15/25(2)	90,000	89,100
Cablevision Systems Corp., 5.875%, 9/15/22	150,000	150,000
CBS Corp., 3.50%, 1/15/25	50,000	48,749
CBS Corp., 4.85%, 7/1/42	30,000	28,677
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 6/1/20	135,000	144,112

49

	Shares/ Principal Amount	Value
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	$260,000	$264,550
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(2)	145,000	146,269
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(2)	60,000	57,075
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	56,306
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	233,475
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	100,000	106,250
Comcast Corp., 6.40%, 5/15/38	100,000	126,952
Comcast Corp., 4.75%, 3/1/44	30,000	31,835
CSC Holdings LLC, 7.625%, 7/15/18	150,000	166,500
CSC Holdings LLC, 6.75%, 11/15/21	120,000	130,950
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	125,000	117,969
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 5.00%, 3/1/21	70,000	77,136
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24	50,000	52,423
Discovery Communications LLC, 5.625%, 8/15/19	50,000	56,285
Discovery Communications LLC, 3.25%, 4/1/23	30,000	29,182
DISH DBS Corp., 4.625%, 7/15/17	130,000	135,362
DISH DBS Corp., 6.75%, 6/1/21	260,000	278,362
DISH DBS Corp., 5.00%, 3/15/23	130,000	126,100
DISH DBS Corp., 5.875%, 11/15/24	80,000	80,400
Embarq Corp., 8.00%, 6/1/36	40,000	46,000
Gannett Co., Inc., 5.50%, 9/15/24(2)	130,000	132,600
Gray Television, Inc., 7.50%, 10/1/20	75,000	80,250
iHeartCommunications, Inc., 9.00%, 3/1/21	135,000	128,081
iHeartCommunications, Inc., PIK, 14.00%, 2/1/21	160,165	123,928
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	30,000	31,215
Lamar Media Corp., 5.875%, 2/1/22	115,000	121,756
Lamar Media Corp., 5.00%, 5/1/23	140,000	142,800
McClatchy Co. (The), 9.00%, 12/15/22	50,000	48,938
NBCUniversal Media LLC, 5.15%, 4/30/20	60,000	68,294
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	54,951
NBCUniversal Media LLC, 2.875%, 1/15/23	150,000	149,002
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	108,000	110,160
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	35,000	35,263
Numericable-SFR SAS, 6.00%, 5/15/22(2)	380,000	384,750
Omnicom Group, Inc., 3.625%, 5/1/22	10,000	10,239
Regal Entertainment Group, 5.75%, 3/15/22	100,000	103,375
RR Donnelley & Sons Co., 7.25%, 5/15/18	27,000	29,970
RR Donnelley & Sons Co., 6.00%, 4/1/24	130,000	134,712
Sable International Finance Ltd., 8.75%, 2/1/20(2)	125,000	135,000
Scripps Networks Interactive, Inc., 2.80%, 6/15/20(3)	30,000	29,922
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	102,125
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	80,000	81,200
Sirius XM Radio, Inc., 4.25%, 5/15/20(2)	75,000	75,094

50

	Shares/ Principal Amount	Value
Sirius XM Radio, Inc., 5.875%, 10/1/20(2)	$125,000	$130,469
Sirius XM Radio, Inc., 5.75%, 8/1/21(2)	125,000	130,625
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	90,000	93,618
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	55,000	55,220
Time Warner Cable, Inc., 6.75%, 7/1/18	35,000	39,296
Time Warner Cable, Inc., 5.50%, 9/1/41	30,000	28,973
Time Warner Cable, Inc., 4.50%, 9/15/42	30,000	25,999
Time Warner, Inc., 7.70%, 5/1/32	130,000	176,652
Time Warner, Inc., 5.35%, 12/15/43	40,000	43,506
Unitymedia KabelBW GmbH, 6.125%, 1/15/25(2)	90,000	93,375
Univision Communications, Inc., 8.50%, 5/15/21(2)	110,000	117,700
Univision Communications, Inc., 5.125%, 2/15/25(2)	170,000	169,490
UPCB Finance IV Ltd., 5.375%, 1/15/25(2)	125,000	125,781
Viacom, Inc., 4.50%, 3/1/21	30,000	32,192
Viacom, Inc., 3.125%, 6/15/22	50,000	48,709
Videotron Ltee, 5.00%, 7/15/22	175,000	181,344
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	105,000	105,394
Visant Corp., 10.00%, 10/1/17	85,000	72,038
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	60,000	59,013
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	30,000	30,440
Wind Acquisition Finance SA, 4.75%, 7/15/20(2)	130,000	131,300
Wind Acquisition Finance SA, 7.375%, 4/23/21(2)	135,000	141,075
WMG Acquisition Corp., 5.625%, 4/15/22(2)	160,000	163,600
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)	85,000	87,019
		8,107,492
Metals and Mining — 0.2%
AK Steel Corp., 7.625%, 5/15/20	80,000	70,900
Alcoa, Inc., 5.40%, 4/15/21	110,000	120,037
Alcoa, Inc., 5.125%, 10/1/24	155,000	166,237
Alcoa, Inc., 5.95%, 2/1/37	60,000	62,700
Aleris International, Inc., 7.625%, 2/15/18	48,000	49,920
Allegheny Technologies, Inc., 5.95%, 1/15/21	65,000	67,763
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20	155,000	169,835
ArcelorMittal, 5.25%, 2/25/17	230,000	240,350
ArcelorMittal, 6.125%, 6/1/18	200,000	215,000
ArcelorMittal, 6.25%, 3/1/21	75,000	79,406
ArcelorMittal, 6.125%, 6/1/25(3)	25,000	25,469
ArcelorMittal, 7.50%, 3/1/41	290,000	293,625
Barrick North America Finance LLC, 4.40%, 5/30/21	90,000	93,427
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	30,233
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(2)	100,000	97,000
First Quantum Minerals Ltd., 6.75%, 2/15/20(2)	45,000	44,213
First Quantum Minerals Ltd., 7.00%, 2/15/21(2)	50,000	48,688
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)	160,000	154,600
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(2)	85,000	78,200
Freeport-McMoRan, Inc., 4.55%, 11/14/24	20,000	19,171
51

		Shares/ Principal Amount	Value
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)		$50,000	$53,777
Newmont Mining Corp., 6.25%, 10/1/39		30,000	30,359
PT FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(2)		115,000	121,037
Southern Copper Corp., 5.25%, 11/8/42		20,000	18,055
Steel Dynamics, Inc., 5.25%, 4/15/23		115,000	118,163
Teck Resources Ltd., 3.15%, 1/15/17		60,000	60,912
United States Steel Corp., 7.375%, 4/1/20		40,000	43,100
Vale Overseas Ltd., 5.625%, 9/15/19		100,000	107,313
Vale Overseas Ltd., 4.625%, 9/15/20		10,000	10,398
			2,689,888
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		50,000	50,628
Calpine Corp., 5.375%, 1/15/23		145,000	146,450
Calpine Corp., 5.75%, 1/15/25		225,000	227,531
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		10,000	9,268
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		40,000	38,219
Constellation Energy Group, Inc., 5.15%, 12/1/20		70,000	78,134
Consumers Energy Co., 2.85%, 5/15/22		20,000	20,215
Consumers Energy Co., 3.375%, 8/15/23		70,000	73,066
Dominion Resources, Inc., 6.40%, 6/15/18		120,000	136,471
Dominion Resources, Inc., 2.75%, 9/15/22		50,000	49,241
Dominion Resources, Inc., 3.625%, 12/1/24		50,000	50,717
Dominion Resources, Inc., 4.90%, 8/1/41		30,000	31,773
Duke Energy Florida, Inc., 6.35%, 9/15/37		51,000	68,073
Duke Energy Florida, Inc., 3.85%, 11/15/42		40,000	38,465
Duke Energy Progress, Inc., 4.15%, 12/1/44		40,000	40,654
Dynegy, Inc., 6.75%, 11/1/19(2)		75,000	79,688
Dynegy, Inc., 7.375%, 11/1/22(2)		380,000	406,600
Dynegy, Inc., 7.625%, 11/1/24(2)		60,000	64,650
Edison International, 3.75%, 9/15/17		90,000	94,928
Exelon Generation Co. LLC, 4.25%, 6/15/22		40,000	41,110
Exelon Generation Co. LLC, 5.60%, 6/15/42		30,000	32,658
GDF Suez, VRN, 4.75%, 7/10/21	EUR	100,000	123,361
GenOn Energy, Inc., 9.50%, 10/15/18		$165,000	171,187
GenOn Energy, Inc., 9.875%, 10/15/20		80,000	82,800
Georgia Power Co., 4.30%, 3/15/42		30,000	29,839
IPALCO Enterprises, Inc., 5.00%, 5/1/18		90,000	95,850
Nisource Finance Corp., 5.65%, 2/1/45		40,000	47,327
NRG Energy, Inc., 7.625%, 1/15/18		150,000	167,550
NRG Energy, Inc., 6.25%, 7/15/22		50,000	52,625
NRG Energy, Inc., 6.25%, 5/1/24		155,000	159,263
PacifiCorp, 6.00%, 1/15/39		30,000	37,861
Potomac Electric Power Co., 3.60%, 3/15/24		40,000	41,970
PPL Energy Supply LLC, 6.50%, 6/1/25(2)		95,000	96,930
Progress Energy, Inc., 3.15%, 4/1/22		40,000	40,777
RJS Power Holdings LLC, 5.125%, 7/15/19(2)		80,000	79,900

52

		Shares/ Principal Amount	Value
Sempra Energy, 6.50%, 6/1/16		$40,000	$42,263
Sempra Energy, 2.40%, 3/15/20		30,000	30,192
Sempra Energy, 2.875%, 10/1/22		70,000	69,550
Southern Power Co., 5.15%, 9/15/41		20,000	21,559
SSE plc, VRN, 2.375%, 4/1/21	EUR	100,000	108,487
Virginia Electric and Power Co., 4.45%, 2/15/44		$20,000	21,012
Xcel Energy, Inc., 4.80%, 9/15/41		20,000	21,634
			3,320,476
Multiline Retail — 0.1%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21		70,000	57,225
Macy's Retail Holdings, Inc., 3.625%, 6/1/24		140,000	143,511
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(2)		180,000	193,950
Target Corp., 4.00%, 7/1/42		100,000	97,354
			492,040
Oil, Gas and Consumable Fuels — 0.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19		155,000	23,250
Alpha Natural Resources, Inc., 7.50%, 8/1/20(2)		20,000	4,850
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20		120,000	129,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		70,000	74,204
Anadarko Petroleum Corp., 6.45%, 9/15/36		40,000	47,933
Antero Resources Corp., 5.125%, 12/1/22		170,000	170,425
Antero Resources Corp., 5.625%, 6/1/23(2)		35,000	36,120
Apache Corp., 4.75%, 4/15/43		30,000	29,014
BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, 4/15/22		35,000	30,975
California Resources Corp., 5.50%, 9/15/21		185,000	176,212
California Resources Corp., 6.00%, 11/15/24		200,000	185,000
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		70,000	70,437
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		135,000	143,606
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		70,000	71,575
Chaparral Energy, Inc., 7.625%, 11/15/22		35,000	28,175
Chesapeake Energy Corp., 6.625%, 8/15/20		205,000	216,275
Chesapeake Energy Corp., 5.375%, 6/15/21		100,000	99,000
Chesapeake Energy Corp., 4.875%, 4/15/22		145,000	138,837
Chesapeake Energy Corp., 5.75%, 3/15/23		75,000	74,437
Chevron Corp., 2.43%, 6/24/20		30,000	30,638
Cimarex Energy Co., 5.875%, 5/1/22		60,000	65,025
Cimarex Energy Co., 4.375%, 6/1/24		70,000	72,056
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		50,000	52,601
Comstock Resources, Inc., 10.00%, 3/15/20(2)		65,000	62,522
Concho Resources, Inc., 5.50%, 10/1/22		195,000	198,900
Concho Resources, Inc., 5.50%, 4/1/23		195,000	198,900
ConocoPhillips Holding Co., 6.95%, 4/15/29		30,000	39,564
CONSOL Energy, Inc., 5.875%, 4/15/22		90,000	84,994
Denbury Resources, Inc., 5.50%, 5/1/22		60,000	57,563

53

	Shares/ Principal Amount	Value
Denbury Resources, Inc., 4.625%, 7/15/23	$125,000	$114,687
Ecopetrol SA, 4.125%, 1/16/25	30,000	28,440
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	100,000	45,750
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24(2)	100,000	35,500
EOG Resources, Inc., 5.625%, 6/1/19	120,000	137,137
EOG Resources, Inc., 4.10%, 2/1/21	40,000	43,367
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	250,000	273,125
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23(2)	55,000	55,138
EXCO Resources, Inc., 7.50%, 9/15/18	120,000	83,100
Exxon Mobil Corp., 2.71%, 3/6/25	80,000	79,428
Halcon Resources Corp., 8.625%, 2/1/20(2)	65,000	66,138
Halcon Resources Corp., 8.875%, 5/15/21	130,000	91,975
Hess Corp., 6.00%, 1/15/40	30,000	33,071
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)(3)	70,000	70,000
Laredo Petroleum, Inc., 5.625%, 1/15/22	65,000	65,488
Laredo Petroleum, Inc., 6.25%, 3/15/23	80,000	83,000
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	100,000	86,750
Linn Energy LLC / Linn Energy Finance Corp., 8.625%, 4/15/20	150,000	136,406
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 9/15/21	80,000	64,600
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	30,573
MEG Energy Corp., 7.00%, 3/31/24(2)	150,000	145,500
Newfield Exploration Co., 5.75%, 1/30/22	70,000	74,200
Newfield Exploration Co., 5.625%, 7/1/24	88,000	93,060
Noble Energy, Inc., 4.15%, 12/15/21	110,000	116,192
Oasis Petroleum, Inc., 6.875%, 3/15/22	125,000	128,437
Peabody Energy Corp., 6.00%, 11/15/18	163,000	116,545
Peabody Energy Corp., 6.50%, 9/15/20	50,000	26,000
Peabody Energy Corp., 6.25%, 11/15/21	125,000	62,188
Peabody Energy Corp., 10.00%, 3/15/22(2)	45,000	34,425
Pemex Project Funding Master Trust, 6.625%, 6/15/35	30,000	33,840
Penn Virginia Corp., 8.50%, 5/1/20	65,000	61,913
Petro-Canada, 6.80%, 5/15/38	60,000	77,539
Petrobras Global Finance BV, 5.75%, 1/20/20	140,000	140,196
Petrobras Global Finance BV, 5.375%, 1/27/21	50,000	48,900
Petrobras Global Finance BV, 5.625%, 5/20/43	20,000	16,566
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	90,584
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	21,070
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	29,063
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	58,740
Phillips 66, 4.30%, 4/1/22	120,000	129,189
Phillips 66, 4.65%, 11/15/34	50,000	50,797
QEP Resources, Inc., 5.375%, 10/1/22	425,000	429,250
QEP Resources, Inc., 5.25%, 5/1/23	100,000	100,500

54

	Shares/ Principal Amount	Value
Range Resources Corp., 5.75%, 6/1/21	$100,000	$104,250
Range Resources Corp., 5.00%, 8/15/22	155,000	155,000
Rice Energy, Inc., 6.25%, 5/1/22	50,000	51,531
Rosetta Resources, Inc., 5.875%, 6/1/22	65,000	69,712
Samson Investment Co., 9.75%, 2/15/20	95,000	8,313
Sanchez Energy Corp., 6.125%, 1/15/23	90,000	85,950
SandRidge Energy, Inc., 7.50%, 3/15/21	205,000	118,387
SandRidge Energy, Inc., 7.50%, 2/15/23	60,000	33,600
Shell International Finance BV, 2.375%, 8/21/22	80,000	78,443
Shell International Finance BV, 3.625%, 8/21/42	30,000	27,473
Shell International Finance BV, 4.55%, 8/12/43	4,000	4,193
SM Energy Co., 5.00%, 1/15/24	70,000	68,950
Statoil ASA, 2.45%, 1/17/23	80,000	78,073
Statoil ASA, 4.80%, 11/8/43	40,000	44,005
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	100,000	103,750
Talisman Energy, Inc., 7.75%, 6/1/19	40,000	46,552
Tesoro Corp., 4.25%, 10/1/17	100,000	104,000
Total Capital Canada Ltd., 2.75%, 7/15/23	40,000	39,474
Total Capital SA, 2.125%, 8/10/18	50,000	50,992
Whiting Petroleum Corp., 5.75%, 3/15/21	150,000	153,375
WPX Energy, Inc., 5.25%, 1/15/17	125,000	128,750
		7,875,228
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	70,000	70,413
International Paper Co., 6.00%, 11/15/41	30,000	33,703
		104,116
Personal Products†
Avon Products, Inc., 5.75%, 3/15/23	85,000	74,375
Pharmaceuticals — 0.2%
AbbVie, Inc., 1.75%, 11/6/17	60,000	60,246
AbbVie, Inc., 2.90%, 11/6/22	70,000	68,926
AbbVie, Inc., 4.40%, 11/6/42	80,000	77,595
Actavis Funding SCS, 3.85%, 6/15/24	70,000	70,767
Actavis Funding SCS, 4.55%, 3/15/35	40,000	39,618
Actavis, Inc., 1.875%, 10/1/17	70,000	70,226
Actavis, Inc., 3.25%, 10/1/22	90,000	88,910
Actavis, Inc., 4.625%, 10/1/42	30,000	29,321
Endo Finance LLC / Endo Finco, Inc., 7.00%, 7/15/19(2)	90,000	93,825
Endo Finance LLC / Endo Finco, Inc., 7.00%, 12/15/20(2)	35,000	36,969
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(2)	60,000	63,975
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(2)	120,000	117,600
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.00%, 2/1/25(2)	130,000	132,275
Merck & Co., Inc., 2.40%, 9/15/22	60,000	59,176
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(2)	100,000	104,500

55

	Shares/ Principal Amount	Value
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(2)	$225,000	$240,609
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(2)	65,000	71,273
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(2)	115,000	121,038
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(2)	210,000	225,488
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(2)	150,000	153,375
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(2)	75,000	77,906
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(2)	235,000	245,281
		2,248,899
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., 5.05%, 9/1/20	60,000	66,060
Communications Sales & Leasing, Inc., 8.25%, 10/15/23(2)	135,000	138,037
Corrections Corp. of America, 4.125%, 4/1/20	100,000	102,000
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	75,000	77,438
DDR Corp., 3.625%, 2/1/25	40,000	39,269
Essex Portfolio LP, 3.625%, 8/15/22	20,000	20,459
Essex Portfolio LP, 3.375%, 1/15/23	30,000	30,054
Essex Portfolio LP, 3.25%, 5/1/23	20,000	19,816
HCP, Inc., 3.75%, 2/1/16	60,000	61,112
Health Care REIT, Inc., 2.25%, 3/15/18	20,000	20,273
Health Care REIT, Inc., 3.75%, 3/15/23	60,000	60,775
Hospitality Properties Trust, 4.65%, 3/15/24	120,000	121,800
Hospitality Properties Trust, 4.50%, 3/15/25	40,000	40,079
Host Hotels & Resorts LP, 3.75%, 10/15/23	30,000	30,035
Kilroy Realty LP, 3.80%, 1/15/23	90,000	91,723
MPT Operating Partnership LP / MPT Finance Corp., 6.875%, 5/1/21	140,000	150,675
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	53,375
Realty Income Corp., 4.125%, 10/15/26	30,000	31,160
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	75,000	76,500
Senior Housing Properties Trust, 4.75%, 5/1/24	60,000	61,895
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	40,000	43,945
		1,336,480
Real Estate Management and Development†
CBRE Services, Inc., 5.00%, 3/15/23	125,000	129,375
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(2)	160,000	163,200
		292,575
Road and Rail†
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	109,337
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	40,000	43,825
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	60,000	60,152
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	30,000	28,621
CSX Corp., 4.25%, 6/1/21	50,000	54,846
CSX Corp., 3.40%, 8/1/24	60,000	61,190
Norfolk Southern Corp., 5.75%, 4/1/18	20,000	22,282

56

	Shares/ Principal Amount	Value
Union Pacific Corp., 4.75%, 9/15/41	$80,000	$87,870
		468,123
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	35,000	30,975
Advanced Micro Devices, Inc., 7.00%, 7/1/24	75,000	63,375
Amkor Technology, Inc., 6.375%, 10/1/22	75,000	77,156
Freescale Semiconductor, Inc., 6.00%, 1/15/22(2)	335,000	361,800
Intel Corp., 1.35%, 12/15/17	60,000	60,303
Micron Technology, Inc., 5.25%, 8/1/23(2)	45,000	45,113
Micron Technology, Inc., 5.50%, 2/1/25(2)	135,000	134,311
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(2)	50,000	52,938
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(2)	50,000	53,375
		879,346
Software — 0.1%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	130,000	139,262
Infor US, Inc., 6.50%, 5/15/22(2)	100,000	104,140
Intuit, Inc., 5.75%, 3/15/17	172,000	185,285
Microsoft Corp., 2.375%, 5/1/23	30,000	29,662
Microsoft Corp., 2.70%, 2/12/25	50,000	48,940
Nuance Communications, Inc., 5.375%, 8/15/20(2)	50,000	50,687
Oracle Corp., 3.625%, 7/15/23	90,000	94,601
Oracle Corp., 3.40%, 7/8/24	50,000	51,259
		703,836
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	100,000	105,125
Ashtead Capital, Inc., 5.625%, 10/1/24(2)	70,000	73,325
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)	100,000	100,625
Claire's Stores, Inc., 9.00%, 3/15/19(2)	40,000	35,700
Hertz Corp. (The), 6.75%, 4/15/19	125,000	129,687
Hertz Corp. (The), 7.375%, 1/15/21	115,000	120,894
Hertz Corp. (The), 6.25%, 10/15/22	65,000	67,113
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	88,342
Michaels Stores, Inc., 5.875%, 12/15/20(2)	70,000	74,200
Party City Holdings, Inc., 8.875%, 8/1/20	90,000	97,335
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)	145,000	152,431
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	69,650
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	79,688
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	87,200
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	125,312
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	85,000	86,062
United Rentals North America, Inc., 7.625%, 4/15/22	25,000	27,563
United Rentals North America, Inc., 6.125%, 6/15/23	75,000	78,703
United Rentals North America, Inc., 4.625%, 7/15/23	100,000	100,375
United Rentals North America, Inc., 5.50%, 7/15/25	165,000	165,000
		1,864,330

57

	Shares/ Principal Amount	Value
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.00%, 5/3/18	$60,000	$59,495
Apple, Inc., 2.85%, 5/6/21	60,000	61,697
Apple, Inc., 3.45%, 5/6/24	130,000	134,621
CommScope Technologies Finance LLC, 6.00%, 6/15/25(3)	140,000	142,100
Dell, Inc., 2.30%, 9/10/15	40,000	40,050
Dell, Inc., 5.875%, 6/15/19	120,000	129,900
Hewlett-Packard Co., 4.30%, 6/1/21	50,000	53,018
NCR Corp., 5.00%, 7/15/22	40,000	39,050
		659,931
Textiles, Apparel and Luxury Goods — 0.1%
L Brands, Inc., 6.625%, 4/1/21	75,000	85,125
L Brands, Inc., 5.625%, 2/15/22	140,000	152,950
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22(2)	195,000	207,675
Polymer Group, Inc., 7.75%, 2/1/19	68,000	70,805
		516,555
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22	140,000	137,377
Philip Morris International, Inc., 4.125%, 5/17/21	110,000	119,860
		257,237
Wireless Telecommunication Services — 0.2%
Sprint Communications, 9.00%, 11/15/18(2)	100,000	114,875
Sprint Communications, 7.00%, 3/1/20(2)	100,000	110,625
Sprint Communications, 6.00%, 11/15/22	220,000	211,200
Sprint Corp., 7.25%, 9/15/21	265,000	267,318
Sprint Corp., 7.875%, 9/15/23	50,000	50,970
Sprint Corp., 7.125%, 6/15/24	285,000	276,450
Sprint Corp., 7.625%, 2/15/25	70,000	68,841
T-Mobile USA, Inc., 6.625%, 11/15/20	125,000	131,250
T-Mobile USA, Inc., 6.63%, 4/28/21	120,000	128,256
T-Mobile USA, Inc., 6.125%, 1/15/22	75,000	78,844
T-Mobile USA, Inc., 6.625%, 4/1/23	245,000	258,475
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	136,435
Vodafone Group plc, 5.625%, 2/27/17	30,000	32,137
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23(2)	190,000	191,803
		2,057,479
TOTAL CORPORATE BONDS (Cost $89,584,597)		90,375,074
U.S. TREASURY SECURITIES — 5.5%
U.S. Treasury Bonds, 4.75%, 2/15/37	430,000	574,655
U.S. Treasury Bonds, 3.50%, 2/15/39	820,000	915,133
U.S. Treasury Bonds, 2.875%, 5/15/43	100,000	99,453
U.S. Treasury Bonds, 2.50%, 2/15/45	1,450,000	1,335,586
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	4,871,937	6,116,566
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	66,513	95,716
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	830,254	1,055,590

58

	Shares/ Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	$560,669	$718,051
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	1,055,410	1,006,679
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	421,070	388,371
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,013,130	1,123,150
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	350,949	334,059
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	5,405,764	5,491,072
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	2,553,625	2,598,911
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	2,519,200	2,558,563
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	4,033,120	4,081,642
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,479,469	4,766,083
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	628,578	653,328
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,356,199	1,355,246
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,720,941	2,726,467
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,483,278	1,473,776
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	4,464,284	4,523,226
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	2,732,265	2,814,020
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	546,926	541,157
U.S. Treasury Notes, 1.875%, 6/30/15	101,000	101,146
U.S. Treasury Notes, 0.50%, 3/31/17	950,000	948,961
U.S. Treasury Notes, 1.00%, 2/15/18(4)	5,750,000	5,770,665
U.S. Treasury Notes, 0.75%, 4/15/18	1,000,000	995,391
U.S. Treasury Notes, 1.50%, 11/30/19	600,000	602,813
U.S. Treasury Notes, 1.625%, 12/31/19	350,000	353,254
U.S. Treasury Notes, 1.375%, 2/29/20	350,000	348,879
U.S. Treasury Notes, 1.375%, 3/31/20	3,750,000	3,735,645
U.S. Treasury Notes, 1.375%, 4/30/20	1,550,000	1,542,371
U.S. Treasury Notes, 1.50%, 5/31/20(3)	500,000	500,469
U.S. Treasury Notes, 1.875%, 5/31/22(3)	350,000	350,191
TOTAL U.S. TREASURY SECURITIES (Cost $61,141,249)		62,596,285
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 2.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.4%
FHLMC, VRN, 1.76%, 6/15/15	61,903	63,524
FHLMC, VRN, 1.84%, 6/15/15	150,216	154,552
FHLMC, VRN, 1.96%, 6/15/15	115,049	118,805
FHLMC, VRN, 1.98%, 6/15/15	111,435	114,935
FHLMC, VRN, 2.08%, 6/15/15	289,101	294,815
FHLMC, VRN, 2.26%, 6/15/15	110,889	118,702
FHLMC, VRN, 2.33%, 6/15/15	221,741	225,200
FHLMC, VRN, 2.40%, 6/15/15	54,105	57,925
FHLMC, VRN, 2.41%, 6/15/15	263,606	281,758
FHLMC, VRN, 2.42%, 6/15/15	78,121	83,609
FHLMC, VRN, 2.55%, 6/15/15	42,297	44,828
FHLMC, VRN, 2.87%, 6/15/15	37,680	38,988
FHLMC, VRN, 3.05%, 6/15/15	133,155	142,016
FHLMC, VRN, 3.24%, 6/15/15	45,672	48,632

59

	Shares/ Principal Amount	Value
FHLMC, VRN, 3.29%, 6/15/15	$112,846	$119,858
FHLMC, VRN, 3.77%, 6/15/15	89,437	94,010
FHLMC, VRN, 4.06%, 6/15/15	71,889	75,612
FHLMC, VRN, 4.21%, 6/15/15	103,355	109,407
FHLMC, VRN, 4.64%, 6/15/15	30,587	32,713
FHLMC, VRN, 5.13%, 6/15/15	9,668	10,312
FHLMC, VRN, 5.18%, 6/15/15	78,628	83,004
FHLMC, VRN, 6.12%, 6/15/15	32,186	34,577
FNMA, VRN, 1.89%, 6/25/15	125,684	131,828
FNMA, VRN, 1.92%, 6/25/15	271,383	285,447
FNMA, VRN, 1.94%, 6/25/15	315,518	332,306
FNMA, VRN, 1.94%, 6/25/15	369,379	389,023
FNMA, VRN, 1.94%, 6/25/15	222,777	234,624
FNMA, VRN, 1.94%, 6/25/15	198,834	209,408
FNMA, VRN, 2.20%, 6/25/15	54,716	58,370
FNMA, VRN, 2.31%, 6/25/15	47,688	50,891
FNMA, VRN, 2.33%, 6/25/15	40,546	43,291
FNMA, VRN, 2.34%, 6/25/15	140,609	150,260
FNMA, VRN, 2.70%, 6/25/15	146,243	150,719
FNMA, VRN, 3.36%, 6/25/15	91,715	96,197
FNMA, VRN, 3.68%, 6/25/15	67,058	70,618
FNMA, VRN, 3.92%, 6/25/15	75,023	79,647
FNMA, VRN, 5.05%, 6/25/15	130,086	140,037
		4,770,448
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.6%
FHLMC, 4.50%, 1/1/19	69,811	72,935
FHLMC, 7.00%, 8/1/29	1,429	1,629
FHLMC, 8.00%, 7/1/30	9,107	11,134
FHLMC, 5.50%, 12/1/33	67,959	77,407
FHLMC, 6.00%, 11/1/38	343,209	390,951
FHLMC, 6.50%, 7/1/47	5,309	5,912
FNMA, 7.50%, 6/1/15	36	36
FNMA, 3.00%, 6/11/15(6)	200,000	202,551
FNMA, 3.50%, 6/11/15(6)	2,035,000	2,125,144
FNMA, 4.00%, 6/11/15(6)	850,000	907,574
FNMA, 4.50%, 6/11/15(6)	210,000	228,316
FNMA, 5.00%, 6/11/15(6)	115,000	127,916
FNMA, 5.50%, 6/11/15(6)	85,000	96,198
FNMA, 5.50%, 12/1/16	7,705	8,126
FNMA, 5.00%, 9/1/20	37,607	40,163
FNMA, 2.625%, 9/6/24	130,000	132,837
FNMA, 7.00%, 6/1/26	430	504
FNMA, 7.50%, 3/1/27	1,482	1,490
FNMA, 7.00%, 1/1/29	4,392	4,926
FNMA, 6.50%, 4/1/29	11,354	13,082
FNMA, 6.50%, 8/1/29	8,046	9,271

60

	Shares/ Principal Amount	Value
FNMA, 6.50%, 12/1/29	$17,183	$19,799
FNMA, 7.00%, 3/1/30	4,599	5,267
FNMA, 8.00%, 7/1/30	11,225	12,216
FNMA, 7.50%, 9/1/30	2,586	3,062
FNMA, 6.625%, 11/15/30	950,000	1,389,592
FNMA, 5.00%, 7/1/31	10,422	11,645
FNMA, 7.00%, 9/1/31	11,102	12,047
FNMA, 6.50%, 1/1/32	4,002	4,610
FNMA, 6.50%, 8/1/32	7,387	8,603
FNMA, 6.50%, 11/1/32	73,699	88,368
FNMA, 5.50%, 6/1/33	24,945	28,428
FNMA, 5.50%, 8/1/33	44,485	50,565
FNMA, 5.00%, 11/1/33	318,045	354,949
FNMA, 4.50%, 9/1/35	189,676	207,096
FNMA, 5.00%, 2/1/36	253,834	282,753
FNMA, 5.50%, 1/1/37	177,996	201,601
FNMA, 6.50%, 8/1/37	119,878	134,600
FNMA, 5.00%, 4/1/40	601,053	668,343
FNMA, 4.00%, 1/1/41	1,499,044	1,620,226
FNMA, 4.50%, 1/1/41	811,776	895,671
FNMA, 4.50%, 7/1/41	759,440	831,605
FNMA, 4.50%, 9/1/41	64,857	70,724
FNMA, 4.00%, 12/1/41	490,459	528,501
FNMA, 3.50%, 5/1/42	371,228	388,691
FNMA, 3.50%, 6/1/42	204,939	214,955
FNMA, 3.00%, 11/1/42	677,284	688,259
FNMA, 6.50%, 8/1/47	17,108	19,170
FNMA, 6.50%, 8/1/47	31,395	35,180
FNMA, 6.50%, 9/1/47	31,996	35,870
FNMA, 6.50%, 9/1/47	2,286	2,562
FNMA, 6.50%, 9/1/47	12,012	13,461
FNMA, 6.50%, 9/1/47	17,454	19,567
FNMA, 6.50%, 9/1/47	4,661	5,223
GNMA, 3.50%, 6/18/15(6)	275,000	288,653
GNMA, 4.00%, 6/18/15(6)	1,800,000	1,916,508
GNMA, 7.50%, 10/15/25	2,278	2,552
GNMA, 6.00%, 3/15/26	15,149	17,229
GNMA, 7.00%, 12/15/27	3,980	4,101
GNMA, 6.50%, 2/15/28	1,137	1,300
GNMA, 7.50%, 5/15/30	3,157	3,294
GNMA, 7.00%, 5/15/31	17,898	21,896
GNMA, 5.50%, 11/15/32	41,096	47,784
GNMA, 6.50%, 10/15/38	594,807	682,242
GNMA, 4.50%, 5/20/41	581,325	637,551
GNMA, 4.50%, 6/15/41	552,338	621,516
GNMA, 3.50%, 4/20/45	169,628	178,505
		17,734,442
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $21,728,283)		22,504,890

61

		Shares/ Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.2%
Australia†
Australia Government Bond, 2.75%, 4/21/24	AUD	317,000	$244,071
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	164,000	129,612
			373,683
Austria†
Austria Government Bond, 4.35%, 3/15/19(2)	EUR	85,000	108,767
Austria Government Bond, 3.90%, 7/15/20(2)	EUR	45,000	58,976
Austria Government Bond, 1.65%, 10/21/24(2)	EUR	57,000	68,390
Austria Government Bond, 4.15%, 3/15/37(2)	EUR	23,000	39,824
			275,957
Belgium — 0.1%
Belgium Government Bond, 4.25%, 9/28/22	EUR	170,000	238,087
Belgium Government Bond, 2.25%, 6/22/23	EUR	147,000	183,007
Belgium Government Bond, 5.00%, 3/28/35(2)	EUR	75,000	134,706
Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	23,000	40,512
			596,312
Brazil†
Brazilian Government International Bond, 5.875%, 1/15/19		$180,000	201,150
Canada — 0.1%
Canadian Government Bond, 4.00%, 6/1/17	CAD	96,000	82,498
Canadian Government Bond, 3.25%, 6/1/21	CAD	350,000	317,145
Canadian Government Bond, 4.00%, 6/1/41	CAD	125,000	135,800
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	85,000	72,143
Province of Ontario Canada, 4.65%, 6/2/41	CAD	80,000	83,125
Province of Quebec Canada, 3.00%, 9/1/23	CAD	50,000	42,880
Province of Quebec Canada, 5.00%, 12/1/41	CAD	17,000	18,407
			751,998
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	105,950
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	1,000,000	52,232
Denmark†
Denmark Government Bond, 4.00%, 11/15/19	DKK	13,000	2,260
Denmark Government Bond, 7.00%, 11/10/24	DKK	147,000	34,854
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	15,716
			52,830
Finland†
Finland Government Bond, 1.625%, 9/15/22(2)	EUR	50,000	59,809
France — 0.1%
France Government Bond OAT, 3.25%, 10/25/21	EUR	295,000	384,282
France Government Bond OAT, 5.50%, 4/25/29	EUR	70,000	120,493
France Government Bond OAT, 3.25%, 5/25/45	EUR	180,000	276,276
			781,051
Germany — 0.1%
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	300,000	379,546

62

		Shares/ Principal Amount	Value
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	193,000	$236,957
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	136,000	202,263
			818,766
Ireland†
Ireland Government Bond, 5.90%, 10/18/19	EUR	40,000	54,701
Ireland Government Bond, 3.40%, 3/18/24	EUR	26,000	34,099
			88,800
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	73,000	86,469
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	505,000	573,190
Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	EUR	243,000	322,763
Italy Government International Bond, 6.875%, 9/27/23		$60,000	77,037
			1,059,459
Japan — 0.3%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	55,000,000	447,503
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	172,100,000	1,463,968
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	121,300,000	1,186,973
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	23,100,000	210,446
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	51,100,000	484,320
			3,793,210
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	300,000	82,276
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	1,700,000	115,097
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$200,000	227,200
Mexico Government International Bond, 5.125%, 1/15/20		$70,000	77,875
Mexico Government International Bond, 6.05%, 1/11/40		$80,000	95,600
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$60,000	60,765
			576,537
Netherlands — 0.1%
Netherlands Government Bond, 3.50%, 7/15/20(2)	EUR	283,000	364,492
Netherlands Government Bond, 2.75%, 1/15/47	EUR	11,000	16,962
			381,454
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	57,000	43,185
Norway†
Norway Government Bond, 3.75%, 5/25/21(2)	NOK	502,000	74,328
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$40,000	52,100
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	70,800
			122,900
Poland†
Poland Government Bond, 4.00%, 10/25/23	PLN	200,000	58,035
Poland Government International Bond, 5.125%, 4/21/21		$70,000	79,202
			137,237

63

		Shares/ Principal Amount	Value
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	50,000	$39,378
South Africa†
South Africa Government Bond, 7.75%, 2/28/23	ZAR	1,500,000	121,834
South Korea†
Export-Import Bank of Korea, 3.75%, 10/20/16		$100,000	103,677
Korea Development Bank (The), 3.25%, 3/9/16		$80,000	81,367
Korea Development Bank (The), 4.00%, 9/9/16		$70,000	72,539
			257,583
Spain — 0.1%
Spain Government Bond, 4.30%, 10/31/19(2)	EUR	245,000	311,140
Spain Government Bond, 5.85%, 1/31/22(2)	EUR	11,000	15,591
Spain Government Bond, 4.40%, 10/31/23(2)	EUR	210,000	279,962
Spain Government Bond, 1.60%, 4/30/25(2)	EUR	365,000	392,489
Spain Government Bond, 5.15%, 10/31/44(2)	EUR	57,000	91,079
			1,090,261
Sweden†
Sweden Government Bond, 3.50%, 6/1/22	SEK	875,000	124,490
Switzerland†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	202,000	246,346
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	2,200,000	71,832
United Kingdom — 0.1%
United Kingdom Gilt, 5.00%, 3/7/18	GBP	135,000	230,567
United Kingdom Gilt, 5.00%, 3/7/25	GBP	130,000	255,304
United Kingdom Gilt, 4.25%, 3/7/36	GBP	90,000	178,661
United Kingdom Gilt, 4.50%, 12/7/42	GBP	265,000	567,622
United Kingdom Gilt, 4.25%, 12/7/55	GBP	10,000	22,395
			1,254,549
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	27,300
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $13,703,127)			13,662,697
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		25,135	26,425
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.51%, 6/1/15		41,960	41,988
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37		219,540	162,274
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 6/1/15		107,646	108,256
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19		33,940	34,349
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.82%, 6/1/15		206,670	206,415

64

	Shares/ Principal Amount	Value
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	$72,538	$75,949
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.20%, 6/1/15	84,720	84,165
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.95%, 6/1/15	156,564	154,360
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.20%, 6/1/15	73,217	72,441
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.25%, 6/1/15	162,040	160,939
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.85%, 6/1/15	53,316	51,023
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.68%, 6/1/15	168,165	167,565
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.15%, 6/1/15	117,403	114,331
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.63%, 6/1/15	133,703	133,872
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.68%, 6/1/15	232,802	233,937
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.14%, 6/1/15	70,226	69,687
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.59%, 6/1/15	48,461	48,313
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.61%, 6/1/15	135,581	136,853
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 6/1/15(2)	154,748	154,585
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.67%, 6/1/15	228,793	234,950
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	52,865	55,486
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.16%, 6/25/15	139,106	137,078
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 6/1/15	91,744	90,314
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.46%, 6/1/15	36,698	36,986
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.32%, 6/1/15	41,934	41,667
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 6/1/15	49,541	49,824
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 6/1/15(2)	143,848	149,312
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.42%, 6/1/15	148,530	148,794
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 6/1/15	94,590	94,628
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.92%, 6/25/15	115,585	111,512
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	81,838	84,528
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 6/1/15	250,416	249,363
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.47%, 6/1/15	93,897	92,520

65

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.63%, 6/1/15	$134,182	$137,594
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 6/1/15	174,264	175,535
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	108,546	111,551
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	123,480	126,265
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	172,821	182,226
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.63%, 6/1/15	240,840	246,753
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.65%, 6/1/15	59,074	60,524
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.64%, 6/1/15	92,426	94,236
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.64%, 6/1/15	132,037	134,820
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.64%, 6/1/15	45,154	46,338
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.28%, 6/1/15	57,807	57,411
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.64%, 6/1/15	47,106	48,150
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.64%, 6/1/15	86,524	87,410
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 6/1/15	86,017	87,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 6/1/15	226,176	226,857
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	131,598	135,353
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.80%, 6/1/15	111,535	109,090
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	66,266	68,877
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	54,662	56,604
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	40,196	41,637
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.20%, 6/1/15	111,345	110,960
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 2.57%, 6/1/15	75,618	70,342
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	85,146	90,038
		6,320,577
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	273,172	299,409
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	357,423	357,626
		657,035
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,010,152)		6,977,612

66

	Shares/ Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 6/1/15	$111,376	$111,715
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 6/1/15	175,000	177,536
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	390,000	396,603
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.99%, 6/15/15(2)	275,000	275,273
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, VRN, 3.49%, 6/1/15(2)	225,000	229,140
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	275,000	282,986
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(2)	100,000	105,542
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.14%, 6/15/15(2)	425,000	424,541
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.99%, 6/15/15(2)	250,000	249,880
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	250,000	277,079
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 6/1/15	225,000	244,172
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	300,000	324,710
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.24%, 6/1/15(2)	200,000	200,580
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	275,000	283,860
Core Industrial Trust, Series 2015-4, Class A, 3.29%, 2/10/37	450,000	459,041
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(2)	75,000	76,877
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	150,000	156,689
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 6/10/15(2)	425,000	441,003
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	100,000	110,014
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	150,000	166,952
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.09%, 6/15/15(2)	275,000	275,178
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	23,686	23,987
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 6/11/15	250,000	250,764
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 6/11/15	325,000	326,943
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 6/1/15(2)	225,000	231,872
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,011,985)		6,102,937

67

	Shares/ Principal Amount	Value
ASSET-BACKED SECURITIES(5) — 0.3%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	$52,989	$56,963
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A, 2.63%, 12/20/21	150,000	149,970
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(2)	112,500	112,708
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	225,000	230,619
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	75,000	74,985
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.44%, 6/15/15	100,000	99,568
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.60%, 6/7/15(2)	306,266	306,173
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	149,111	149,065
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.55%, 6/15/15	275,000	274,810
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	119,182	119,228
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.36%, 6/15/15	125,106	124,976
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.58%, 6/10/15(2)	358,066	357,851
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	73,565	74,108
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	356,742	354,556
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	145,231	145,237
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	250,000	250,393
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	194,226	194,428
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(2)	104,237	104,227
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(2)	69,810	70,610
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	206,754	207,615
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	82,450	89,046
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	56,223	57,910
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)	200,000	200,222
TOTAL ASSET-BACKED SECURITIES (Cost $3,798,242)		3,805,268
EXCHANGE-TRADED FUNDS — 0.3%
iShares Core S&P Small-Cap ETF	566	66,216
iShares MSCI EAFE Value ETF	13,105	724,182
iShares Russell 1000 Growth ETF	7,449	750,636
iShares Russell Mid-Cap Value ETF	25,970	1,965,929
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,324,856)		3,506,963

68

	Shares/ Principal Amount	Value
MUNICIPAL SECURITIES — 0.2%
American Municipal Power-Ohio, Inc. Rev., (Building Bonds), 5.94%, 2/15/47	$30,000	$36,596
American Municipal Power-Ohio, Inc. Rev., (Building Bonds), 7.50%, 2/15/50	50,000	70,660
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	95,000	127,251
California GO, (Building Bonds), 6.65%, 3/1/22	60,000	74,009
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	30,229
California GO, (Building Bonds), 7.30%, 10/1/39	45,000	65,110
California GO, (Building Bonds), 7.60%, 11/1/40	40,000	61,547
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	85,000	80,966
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	50,000	56,095
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	50,000	65,857
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	35,000	43,035
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	75,000	100,849
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	40,000	54,354
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	70,000	101,491
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	30,000	42,143
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	30,000	39,145
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	80,000	91,327
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	50,000	63,438
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	45,000	46,631
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	700,000	507,164
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	90,000	108,121
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	140,000	174,017
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	45,000	52,136
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	61,409
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	55,000	67,377
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood), VRDN, 0.19%, 6/3/15 (LOC: Citibank N.A.)	400,000	400,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	23,845
TOTAL MUNICIPAL SECURITIES (Cost $2,317,780)		2,644,802

69

	Shares/ Principal Amount	Value
COMMERCIAL PAPER(7) — 0.2%
Chariot Funding LLC, 0.24%, 6/10/15(2)	$250,000	$249,988
Crown Point Capital Co., 0.19%, 7/7/15(2)	250,000	249,952
Lexington Parker Capital Co., 0.19%, 7/24/15(2)	250,000	249,927
Liberty Street Funding LLC, 0.18%, 6/1/15(2)	250,000	249,997
Old Line Funding LLC, 0.28%, 10/2/15(2)	250,000	249,759
Thunder Bay Funding LLC, 0.27%, 6/15/15(2)	250,000	249,981
Toronto Dominion Holding, 0.24%, 9/18/15(2)	250,000	249,862
Toyota Motor Credit Corp., 0.29%, 11/23/15	250,000	249,647
TOTAL COMMERCIAL PAPER (Cost $1,999,068)		1,999,113
PREFERRED STOCKS†
Consumer Finance†
Ally Financial, Inc., 7.00%(2) (Cost $64,845)	66	66,990
CONVERTIBLE PREFERRED STOCKS†
Household Durables†
Beazer Homes USA, Inc., 7.50%, 7/15/15 (Cost $39,788)	1,518	40,895
TEMPORARY CASH INVESTMENTS — 2.0%
SSgA U.S. Government Money Market Fund, Class N	8,884,164	8,884,164
State Street Institutional Liquid Reserves Fund, Premier Class	13,400,937	13,400,937
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,285,101)		22,285,101
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $965,034,500)		1,144,827,255
OTHER ASSETS AND LIABILITIES — (0.6)%		(6,507,675)
TOTAL NET ASSETS — 100.0%		$1,138,319,580

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	383,394	AUD	495,821	Barclays Bank plc	6/17/15	$4,618
CAD	72,894	USD	60,000	JPMorgan Chase Bank N.A.	6/17/15	(1,401)
CAD	45,935	USD	36,886	JPMorgan Chase Bank N.A.	6/30/15	33
CAD	72,197	USD	57,783	JPMorgan Chase Bank N.A.	6/30/15	245
USD	783,384	CAD	959,661	UBS AG	6/17/15	11,918
USD	60,000	CAD	74,908	UBS AG	6/17/15	(218)
USD	1,673,920	CAD	2,079,803	JPMorgan Chase Bank N.A.	6/30/15	2,298
USD	1,272,279	CAD	1,580,774	JPMorgan Chase Bank N.A.	6/30/15	1,747
USD	1,270,065	CAD	1,578,024	JPMorgan Chase Bank N.A.	6/30/15	1,744
USD	40,431	CAD	50,348	JPMorgan Chase Bank N.A.	6/30/15	(36)
USD	240,444	CHF	231,113	JPMorgan Chase Bank N.A.	6/17/15	(5,585)
USD	1,530	CHF	1,414	UBS AG	6/17/15	24
CLP	102,008,500	USD	170,000	UBS AG	6/17/15	(5,203)
CNY	489,600	USD	80,000	UBS AG	6/17/15	(21)

70

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	243,200,000	USD	100,000	UBS AG	6/17/15	$(4,049)
USD	100,000	COP	254,500,000	UBS AG	6/17/15	(409)
USD	40,000	CZK	1,008,216	Barclays Bank plc	6/17/15	(387)
USD	53,527	CZK	1,364,883	Deutsche Bank	6/17/15	(1,146)
USD	54,984	DKK	381,246	UBS AG	6/17/15	(1,166)
EUR	41,458	USD	47,033	Barclays Bank plc	6/17/15	(1,491)
EUR	111,156	USD	124,645	Deutsche Bank	6/17/15	(2,539)
EUR	100,000	USD	113,666	UBS AG	6/17/15	(3,815)
USD	7,696,119	EUR	7,172,979	Barclays Bank plc	6/17/15	(183,458)
USD	225,688	EUR	200,000	Barclays Bank plc	6/17/15	5,987
USD	52,307	EUR	48,313	Deutsche Bank	6/17/15	(765)
USD	97,480	EUR	89,442	Deutsche Bank	6/17/15	(772)
USD	65,944	EUR	60,000	Deutsche Bank	6/17/15	33
USD	2,714	EUR	2,505	UBS AG	6/17/15	(38)
USD	115,811	EUR	103,656	UBS AG	6/17/15	1,943
USD	1,851,319	EUR	1,700,517	UBS AG	6/30/15	(17,040)
USD	56,219	EUR	51,639	UBS AG	6/30/15	(517)
USD	828,577	EUR	761,084	UBS AG	6/30/15	(7,626)
GBP	50,000	USD	78,299	Deutsche Bank	6/17/15	(1,887)
GBP	30,000	USD	47,210	Deutsche Bank	6/17/15	(1,363)
GBP	50,000	USD	76,649	UBS AG	6/17/15	(238)
USD	1,508,723	GBP	1,004,483	Barclays Bank plc	6/17/15	(26,351)
USD	511,172	GBP	336,818	Barclays Bank plc	6/17/15	(3,561)
HUF	13,634,000	USD	50,000	Barclays Bank plc	6/17/15	(1,582)
USD	47,035	HUF	13,377,939	Deutsche Bank	6/17/15	(474)
INR	6,465,614	USD	100,789	UBS AG	6/17/15	314
INR	4,498,900	USD	70,000	Westpac Group	6/17/15	350
USD	170,000	INR	11,031,300	Westpac Group	6/17/15	(2,497)
JPY	14,294,916	USD	120,000	UBS AG	6/17/15	(4,805)
USD	3,809,545	JPY	455,955,250	Barclays Bank plc	6/17/15	135,249
USD	110,000	JPY	13,687,960	Barclays Bank plc	6/17/15	(304)
USD	150,000	JPY	18,000,516	Deutsche Bank	6/17/15	4,944
USD	167,981	JPY	20,028,055	JPMorgan Chase Bank N.A.	6/17/15	6,586
USD	159,337	JPY	19,596,424	JPMorgan Chase Bank N.A.	6/17/15	1,420
USD	206,265	JPY	25,378,400	Credit Suisse AG	6/30/15	1,709
USD	7,895	JPY	979,514	Credit Suisse AG	6/30/15	(1)
KRW	98,730,000	USD	90,000	Westpac Group	6/17/15	(1,446)
USD	110,000	MXN	1,666,503	Barclays Bank plc	6/17/15	1,899
USD	118,163	MXN	1,829,791	JPMorgan Chase Bank N.A.	6/17/15	(530)
NOK	9,244,544	USD	1,217,562	Deutsche Bank	6/17/15	(28,490)
USD	1,255,442	NOK	9,908,971	Deutsche Bank	6/17/15	(19,092)
NZD	110,000	USD	80,978	State Street Bank & Trust Co.	6/17/15	(3,042)
USD	46,778	NZD	61,296	Barclays Bank plc	6/17/15	3,349
USD	81,555	NZD	110,000	State Street Bank & Trust Co.	6/17/15	3,619
PEN	378,600	USD	120,000	UBS AG	6/17/15	(323)
USD	220,000	PEN	698,280	UBS AG	6/17/15	(729)
71

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	538,437	USD	150,000	Deutsche Bank	6/17/15	$(6,200)
USD	140,000	PLN	524,331	Barclays Bank plc	6/17/15	(33)
USD	61,702	PLN	229,508	JPMorgan Chase Bank N.A.	6/17/15	407
USD	127,581	SEK	1,110,638	Barclays Bank plc	6/17/15	(2,712)
USD	30,000	SEK	255,071	Barclays Bank plc	6/17/15	77
SGD	66,774	USD	50,000	State Street Bank & Trust Co.	6/17/15	(484)
USD	40,179	SGD	54,155	Barclays Bank plc	6/17/15	21
USD	50,000	SGD	67,680	UBS AG	6/17/15	(187)
USD	100,000	THB	3,368,000	Westpac Group	6/17/15	(64)
TRY	155,820	USD	60,000	Barclays Bank plc	6/17/15	(1,745)
USD	110,000	TWD	3,385,800	State Street Bank & Trust Co.	6/17/15	100
USD	123,457	ZAR	1,518,746	Deutsche Bank	6/17/15	(1,280)
						$(156,468)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
14	U.S. Treasury 2-Year Notes	September 2015	$3,064,031	$3,469

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
4	U.S. Treasury 10-Year Notes	September 2015	$510,750	$(2,197)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 24 Index	$4,700,000	Sell	5.00%	6/20/20	3.39%	$48,179	$380,250

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

72

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	MTN	-	Medium Term Note
AUD	-	Australian Dollar	MXN	-	Mexican Peso
CAD	-	Canadian Dollar	MYR	-	Malaysian Ringgit
CDX	-	Credit Derivatives Indexes	NOK	-	Norwegian Krone
CHF	-	Swiss Franc	NZD	-	New Zealand Dollar
CLP	-	Chilean Peso	OJSC	-	Open Joint Stock Company
CNY	-	Chinese Yuan	PEN	-	Peruvian Nuevo Sol
COP	-	Colombian Peso	PIK	-	Payment in Kind
CVA	-	Certificaten Van Aandelen	PJSC	-	Public Joint Stock Company
CZK	-	Czech Koruna	PLN	-	Polish Zloty
DKK	-	Danish Krone	SEK	-	Swedish Krona
EUR	-	Euro	SEQ	-	Sequential Payer
FHLMC	-	Federal Home Loan Mortgage Corporation	SGD	-	Singapore Dollar
FNMA	-	Federal National Mortgage Association	THB	-	Thai Baht
GBP	-	British Pound	TRY	-	Turkish Lira
GDR	-	Global Depositary Receipt	TWD	-	Taiwanese Dollar
GNMA	-	Government National Mortgage Association	USD	-	United States Dollar
GO	-	General Obligation	VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
HUF	-	Hungarian Forint
INR	-	Indian Rupee	VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
JPY	-	Japanese Yen
KRW	-	South Korea Won	ZAR	-	South African Rand
LOC	-	Letter of Credit

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $32,115,761, which represented 2.8% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $16,103.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

73

Statement of Assets and Liabilities

MAY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $965,034,500)	$1,144,827,255
Cash	2,689
Foreign currency holdings, at value (cost of $949,138)	942,234
Deposits with broker for futures contracts and swap agreements	243,360
Receivable for investments sold	10,693,656
Receivable for capital shares sold	654,477
Receivable for variation margin on futures contracts	1,313
Receivable for variation margin on swap agreements	928
Unrealized appreciation on forward foreign currency exchange contracts	190,634
Dividends and interest receivable	3,597,746
Other assets	22,033
1,161,176,325

Liabilities
Payable for investments purchased	18,009,887
Payable for capital shares redeemed	3,112,768
Payable for variation margin on futures contracts	1,188
Unrealized depreciation on forward foreign currency exchange contracts	347,102
Accrued management fees	1,067,897
Distribution and service fees payable	154,046
Accrued foreign taxes	163,857
22,856,745

Net Assets	$1,138,319,580

Net Assets Consist of:
Capital (par value and paid-in surplus)	$902,711,919
Undistributed net investment income	2,324,054
Undistributed net realized gain	53,792,197
Net unrealized appreciation	179,491,410
$1,138,319,580

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$535,909,101	62,792,899	$8.53
Institutional Class, $0.01 Par Value	$154,804,043	18,221,926	$8.50
A Class, $0.01 Par Value	$327,635,307	38,171,515	$8.58*
B Class, $0.01 Par Value	$6,082,496	721,058	$8.44
C Class, $0.01 Par Value	$79,423,184	9,444,842	$8.41
R Class, $0.01 Par Value	$25,791,055	3,008,448	$8.57
R6 Class, $0.01 Par Value	$8,674,394	1,022,844	$8.48
*Maximum offering price $9.10 (net asset value divided by 0.9425).

See Notes to Financial Statements.

74

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $326,792)	$8,397,868
Interest	3,208,064
11,605,932

Expenses:
Management fees	6,207,816
Distribution and service fees:
A Class	418,119
B Class	31,915
C Class	388,549
R Class	62,094
Directors' fees and expenses	19,489
Other expenses	7,596
7,135,578

Net investment income (loss)	4,470,354

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $4,726)	66,938,540
Futures contract transactions	16,617
Swap agreement transactions	(36,214)
Foreign currency transactions	361,880
67,280,823

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(103,704))	(29,429,024)
Futures contracts	1,272
Swap agreements	48,179
Translation of assets and liabilities in foreign currencies	(246,634)
(29,626,207)

Net realized and unrealized gain (loss)	37,654,616

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,124,970

See Notes to Financial Statements.

75

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2014
Increase (Decrease) in Net Assets	May 31, 2015	November 30, 2014
Operations
Net investment income (loss)	$4,470,354	$6,832,384
Net realized gain (loss)	67,280,823	124,637,360
Change in net unrealized appreciation (depreciation)	(29,626,207)	(32,344,148)
Net increase (decrease) in net assets resulting from operations	42,124,970	99,125,596

Distributions to Shareholders
From net investment income:
Investor Class	(1,728,328)	(6,306,397)
Institutional Class	(704,189)	(1,513,647)
A Class	(296,716)	(3,938,741)
B Class	—	(23,225)
C Class	—	(190,667)
R Class	—	(170,291)
R6 Class	(34,115)	(424)
From net realized gains:
Investor Class	(52,269,018)	(49,893,095)
Institutional Class	(13,382,526)	(10,338,783)
A Class	(34,189,955)	(38,872,098)
B Class	(672,235)	(884,840)
C Class	(7,788,030)	(7,265,686)
R Class	(2,350,065)	(2,229,654)
R6 Class	(507,431)	(2,643)
Decrease in net assets from distributions	(113,922,608)	(121,630,191)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	86,236,834	38,619,813

Net increase (decrease) in net assets	14,439,196	16,115,218

Net Assets
Beginning of period	1,123,880,384	1,107,765,166
End of period	$1,138,319,580	$1,123,880,384

Undistributed net investment income	$2,324,054	$617,048

See Notes to Financial Statements.

76

Notes to Financial Statements

MAY 31, 2015 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

77

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

78

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.15% for the Investor Class, A Class, B Class, C Class and R Class. The annual management fee schedule ranges from 0.70% to 0.95% for the Institutional Class and 0.55% to 0.80% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2015 was 1.14% for the Investor Class, A Class, B Class, C Class and R Class, 0.94% for the Institutional Class and 0.79% for the R6 Class.

79

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2015 totaled $572,926,625, of which $58,763,268 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2015 totaled $593,460,701, of which $65,899,138 represented U.S. Treasury and Government Agency obligations.

80

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2015		Year ended November 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	310,000,000		310,000,000
Sold	4,567,580	$38,316,681	11,798,310	$104,263,594
Issued in reinvestment of distributions	6,740,901	53,253,120	6,678,419	55,371,763
Redeemed	(5,936,114)	(49,978,082)	(14,709,698)	(128,695,139)
	5,372,367	41,591,719	3,767,031	30,940,218
Institutional Class/Shares Authorized	75,000,000		75,000,000
Sold	2,786,457	23,639,692	4,747,470	41,638,933
Issued in reinvestment of distributions	1,771,831	13,926,597	1,419,953	11,716,289
Redeemed	(1,043,066)	(8,699,302)	(2,518,479)	(21,951,464)
	3,515,222	28,866,987	3,648,944	31,403,758
A Class/Shares Authorized	225,000,000		225,000,000
Sold	2,561,826	21,675,741	7,024,811	61,976,742
Issued in reinvestment of distributions	4,226,671	33,644,301	5,055,845	42,171,642
Redeemed	(6,232,647)	(52,474,419)	(15,747,781)	(139,992,063)
	555,850	2,845,623	(3,667,125)	(35,843,679)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	7,049	59,513	8,623	72,829
Issued in reinvestment of distributions	83,692	656,983	106,739	884,989
Redeemed	(163,535)	(1,397,625)	(282,347)	(2,458,822)
	(72,794)	(681,129)	(166,985)	(1,501,004)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	778,128	6,435,866	1,354,525	11,757,534
Issued in reinvestment of distributions	958,781	7,497,670	860,899	7,120,668
Redeemed	(875,769)	(7,253,705)	(1,416,122)	(12,269,133)
	861,140	6,679,831	799,302	6,609,069
R Class/Shares Authorized	25,000,000		25,000,000
Sold	433,746	3,633,923	605,407	5,321,252
Issued in reinvestment of distributions	295,217	2,349,929	287,352	2,399,717
Redeemed	(336,053)	(2,846,487)	(652,660)	(5,752,279)
	392,910	3,137,365	240,099	1,968,690
R6 Class/Shares Authorized	10,000,000		10,000,000
Sold	500,503	4,161,675	696,276	6,267,070
Issued in reinvestment of distributions	69,074	541,546	373	3,067
Redeemed	(107,595)	(906,783)	(138,602)	(1,227,376)
	461,982	3,796,438	558,047	5,042,761
Net increase (decrease)	11,086,677	$86,236,834	5,179,313	$38,619,813

81

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$636,398,108	$271,860,520	—
Corporate Bonds	—	90,375,074	—
U.S. Treasury Securities	—	62,596,285	—
U.S. Government Agency Mortgage-Backed Securities	—	22,504,890	—
Sovereign Governments and Agencies	—	13,662,697	—
Collateralized Mortgage Obligations	—	6,977,612	—
Commercial Mortgage-Backed Securities	—	6,102,937	—
Asset-Backed Securities	—	3,805,268	—
Exchange-Traded Funds	3,506,963	—	—
Municipal Securities	—	2,644,802	—
Commercial Paper	—	1,999,113	—
Preferred Stocks	—	66,990	—
Convertible Preferred Stocks	—	40,895	—
Temporary Cash Investments	22,285,101	—	—
	$662,190,172	$482,637,083	—
Other Financial Instruments
Futures Contracts	$3,469	—	—
Swap Agreements	—	$48,179	—
Forward Foreign Currency Exchange Contracts	—	190,634	—
	$3,469	$238,813	—

Liabilities
Other Financial Instruments
Futures Contracts	$(2,197)	—	—
Forward Foreign Currency Exchange Contracts	—	$(347,102)	—
	$(2,197)	$(347,102)	—

82

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $3,400,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $13,670,487.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 28 contracts.

83

Value of Derivative Instruments as of May 31, 2015

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$928	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	190,634	Unrealized depreciation on forward foreign currency exchange contracts	$347,102
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,313	Payable for variation margin on futures contracts*	1,188
		$192,875		$348,290

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(36,214)	Change in net unrealized appreciation (depreciation) on swap agreements	$48,179
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	463,064	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(245,773)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	16,617	Change in net unrealized appreciation (depreciation) on futures contracts	1,272
		$443,467		$(196,322)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$974,663,476
Gross tax appreciation of investments	$185,894,460
Gross tax depreciation of investments	(15,730,681)
Net tax appreciation (depreciation) of investments	$170,163,779

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

84

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$9.19	0.04	0.24	0.28	(0.03)	(0.91)	(0.94)	$8.53	3.87%	1.14%(4)	0.94%(4)	52%	$535,909
2014	$9.46	0.07	0.71	0.78	(0.12)	(0.93)	(1.05)	$9.19	9.47%	1.17%	0.76%	77%	$527,740
2013	$8.31	0.08	1.48	1.56	(0.11)	(0.30)	(0.41)	$9.46	19.71%	1.20%	0.96%	79%	$507,497
2012	$7.46	0.10	0.85	0.95	(0.10)	—	(0.10)	$8.31	12.92%	1.20%	1.30%	80%	$442,983
2011	$7.30	0.09	0.15	0.24	(0.08)	—	(0.08)	$7.46	3.32%	1.20%	1.19%	91%	$445,035
2010	$6.59	0.08	0.72	0.80	(0.09)	—	(0.09)	$7.30	12.18%	1.21%	1.11%	98%	$478,255
Institutional Class
2015(3)	$9.16	0.05	0.25	0.30	(0.05)	(0.91)	(0.96)	$8.50	4.11%	0.94%(4)	1.14%(4)	52%	$154,804
2014	$9.44	0.08	0.71	0.79	(0.14)	(0.93)	(1.07)	$9.16	9.62%	0.97%	0.96%	77%	$134,763
2013	$8.28	0.10	1.48	1.58	(0.12)	(0.30)	(0.42)	$9.44	20.13%	1.00%	1.16%	79%	$104,332
2012	$7.44	0.12	0.85	0.97	(0.13)	—	(0.13)	$8.28	13.13%	1.00%	1.50%	80%	$163,871
2011	$7.30	0.11	0.15	0.26	(0.12)	—	(0.12)	$7.44	3.46%	1.00%	1.39%	91%	$127,983
2010	$6.60	0.09	0.72	0.81	(0.11)	—	(0.11)	$7.30	12.46%	1.01%	1.31%	98%	$122,223

85

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$9.22	0.03	0.25	0.28	(0.01)	(0.91)	(0.92)	$8.58	3.79%	1.39%(4)	0.69%(4)	52%	$327,635
2014	$9.49	0.05	0.70	0.75	(0.09)	(0.93)	(1.02)	$9.22	9.13%	1.42%	0.51%	77%	$346,972
2013	$8.34	0.06	1.50	1.56	(0.11)	(0.30)	(0.41)	$9.49	19.54%	1.45%	0.71%	79%	$391,638
2012	$7.47	0.08	0.85	0.93	(0.06)	—	(0.06)	$8.34	12.61%	1.45%	1.05%	80%	$351,492
2011	$7.30	0.07	0.15	0.22	(0.05)	—	(0.05)	$7.47	2.94%	1.45%	0.94%	91%	$332,329
2010	$6.57	0.06	0.72	0.78	(0.05)	—	(0.05)	$7.30	11.96%	1.46%	0.86%	98%	$352,882
B Class
2015(3)	$9.10	—(5)	0.25	0.25	—	(0.91)	(0.91)	$8.44	3.50%	2.14%(4)	(0.06)%(4)	52%	$6,082
2014	$9.37	(0.02)	0.70	0.68	(0.02)	(0.93)	(0.95)	$9.10	8.34%	2.17%	(0.24)%	77%	$7,228
2013	$8.29	—(5)	1.47	1.47	(0.09)	(0.30)	(0.39)	$9.37	18.53%	2.20%	(0.04)%	79%	$9,002
2012	$7.41	0.02	0.86	0.88	—	—	—	$8.29	11.88%	2.20%	0.30%	80%	$10,287
2011	$7.25	0.01	0.15	0.16	—	—	—	$7.41	2.21%	2.20%	0.19%	91%	$10,982
2010	$6.52	0.01	0.72	0.73	—	—	—	$7.25	11.20%	2.21%	0.11%	98%	$12,471

86

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(3)	$9.08	—(5)	0.24	0.24	—	(0.91)	(0.91)	$8.41	3.40%	2.14%(4)	(0.06)%(4)	52%	$79,423
2014	$9.35	(0.02)	0.70	0.68	(0.02)	(0.93)	(0.95)	$9.08	8.36%	2.17%	(0.24)%	77%	$77,937
2013	$8.27	—(5)	1.47	1.47	(0.09)	(0.30)	(0.39)	$9.35	18.57%	2.20%	(0.04)%	79%	$72,756
2012	$7.39	0.02	0.86	0.88	—	—	—	$8.27	11.91%	2.20%	0.30%	80%	$57,519
2011	$7.24	0.01	0.14	0.15	—	—	—	$7.39	2.07%	2.20%	0.19%	91%	$54,470
2010	$6.51	0.01	0.72	0.73	—	—	—	$7.24	11.21%	2.21%	0.11%	98%	$55,588
R Class
2015(3)	$9.22	0.02	0.24	0.26	—	(0.91)	(0.91)	$8.57	3.58%	1.64%(4)	0.44%(4)	52%	$25.791
2014	$9.48	0.02	0.72	0.74	(0.07)	(0.93)	(1.00)	$9.22	8.96%	1.67%	0.26%	77%	$24,106
2013	$8.35	0.04	1.49	1.53	(0.10)	(0.30)	(0.40)	$9.48	19.18%	1.70%	0.46%	79%	$22,513
2012	$7.47	0.06	0.85	0.91	(0.03)	—	(0.03)	$8.35	12.30%	1.70%	0.80%	80%	$21,458
2011	$7.28	0.05	0.15	0.20	(0.01)	—	(0.01)	$7.47	2.78%	1.70%	0.69%	91%	$18,226
2010	$6.53	0.04	0.73	0.77	(0.02)	—	(0.02)	$7.28	11.78%	1.71%	0.61%	98%	$17,624
R6 Class
2015(3)	$9.16	0.06	0.23	0.29	(0.06)	(0.91)	(0.97)	$8.48	4.05%	0.79%(4)	1.29%(4)	52%	$8.674
2014	$9.44	0.08	0.72	0.80	(0.15)	(0.93)	(1.08)	$9.16	9.82%	0.80%	1.13%	77%	$5,136
2013(6)	$8.88	0.03	0.53	0.56	—	—	—	$9.44	6.31%	0.85%(4)	1.12%(4)	79%(7)	$27

87

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

88

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

89

Notes

90

Notes

91

Notes

92

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
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American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86223 1507

SEMIANNUAL REPORT	MAY 31, 2015

Strategic Allocation: Conservative Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Monetary Policies Helped Trigger Market Volatility

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained nearly 10% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained almost 9% lower, as measured by West Texas Intermediate crude oil futures. U.S. stocks and bonds posted modest gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 2.97% and 1.09%, respectively. Non-U.S. developed-market stock returns were stronger, as reflected in the 4.84% return of the MSCI EAFE Index, but emerging-market equities lagged, reflected in the 0.82% return of the MSCI Emerging Markets Index.

We expect more monetary policy divergence between the U.S. and other major developed economies in the coming months, accompanied by continued market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWSCX	1.63%	4.30%	8.12%	5.65%	6.18%	2/15/96
S&P 500 Index	—	2.97%	11.81%	16.53%	8.12%	8.38%(2)	—
Barclays U.S. Aggregate Bond Index	—	1.09%	3.03%	3.90%	4.61%	5.63%(2)	—
Barclays U.S. 1–3 Month Treasury Bill Index	—	0.01%	0.02%	0.06%	1.36%	2.50%(2)	—
Institutional Class	ACCIX	1.73%	4.34%	8.33%	5.86%	5.47%	8/1/00
A Class(3)	ACCAX						10/2/96
No sales charge*		1.53%	3.90%	7.83%	5.38%	5.94%
With sales charge*		-4.33%	-2.06%	6.56%	4.75%	5.61%
B Class	ACVBX						9/30/04
No sales charge*		1.20%	3.37%	7.08%	4.61%	4.76%
With sales charge*		-3.80%	-0.63%	6.93%	4.61%	4.76%
C Class	AACCX						9/30/04
No sales charge*		1.20%	3.37%	7.08%	4.61%	4.75%
With sales charge*		0.24%	3.37%	7.08%	4.61%	4.75%
R Class	AACRX	1.45%	3.86%	7.62%	5.12%	5.13%	3/31/05
R6 Class	AACDX	1.81%	4.49%	—	—	6.81%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since February 29, 1996, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
1.00%	0.80%	1.25%	2.00%	2.00%	1.50%	0.65%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

MAY 31, 2015
Top Ten Common Stocks	% of net assets
Apple, Inc.	0.8%
Johnson & Johnson	0.5%
Oracle Corp.	0.4%
JPMorgan Chase & Co.	0.4%
Comcast Corp., Class A	0.3%
Electronic Arts, Inc.	0.3%
Merck & Co., Inc.	0.3%
PepsiCo, Inc.	0.3%
Cisco Systems, Inc.	0.3%
Total SA(1)	0.3%
(1) Includes shares traded on all exchanges.

Geographic Composition of Common Stocks	% of net assets
United States	35.6%
United Kingdom	2.5%
Japan	2.0%
France	1.6%
Other Countries	4.7%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.8 years
Average Duration (effective)	5.1 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	35.6%
Foreign Common Stocks(2)	10.8%
U.S. Treasury Securities	18.2%
Corporate Bonds	9.3%
Sovereign Governments and Agencies	7.2%
U.S. Government Agency Mortgage-Backed Securities	7.2%
Commercial Paper	3.5%
Municipal Securities	3.4%
Commercial Mortgage-Backed Securities	1.6%
Asset-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.5%
Exchange-Traded Funds	0.2%
Convertible Preferred Stocks	—(3)
Temporary Cash Investments	2.8%
Other Assets and Liabilities	(1.2)%
(2) Includes depositary shares, dual listed securities and foreign ordinary shares.
(3) Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period(1) 12/1/14 - 5/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,016.30	$5.03	1.00%
Institutional Class	$1,000	$1,017.30	$4.02	0.80%
A Class	$1,000	$1,015.30	$6.28	1.25%
B Class	$1,000	$1,012.00	$10.03	2.00%
C Class	$1,000	$1,012.00	$10.03	2.00%
R Class	$1,000	$1,014.50	$7.53	1.50%
R6 Class	$1,000	$1,018.10	$3.27	0.65%
Hypothetical
Investor Class	$1,000	$1,019.95	$5.04	1.00%
Institutional Class	$1,000	$1,020.94	$4.03	0.80%
A Class	$1,000	$1,018.70	$6.29	1.25%
B Class	$1,000	$1,014.96	$10.05	2.00%
C Class	$1,000	$1,014.96	$10.05	2.00%
R Class	$1,000	$1,017.45	$7.54	1.50%
R6 Class	$1,000	$1,021.69	$3.28	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

MAY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 46.4%
Aerospace and Defense — 1.2%
American Science & Engineering, Inc.	298	$11,661
Astronics Corp.(1)	586	40,956
B/E Aerospace, Inc.	4,536	260,094
BAE Systems plc	22,690	178,599
Boeing Co. (The)	8,762	1,231,236
Esterline Technologies Corp.(1)	2,790	301,794
Honeywell International, Inc.	15,469	1,611,870
Huntington Ingalls Industries, Inc.	937	116,179
Lockheed Martin Corp.	3,706	697,469
Precision Castparts Corp.	1,480	313,212
Raytheon Co.	6,242	644,549
Spirit Aerosystems Holdings, Inc., Class A(1)	5,679	310,017
Teledyne Technologies, Inc.(1)	385	39,012
Textron, Inc.	8,837	399,609
United Technologies Corp.	9,893	1,159,163
Zodiac Aerospace	7,939	289,615
		7,605,035
Air Freight and Logistics†
bpost SA	4,928	142,239
Airlines — 0.5%
Air New Zealand Ltd.	14,346	30,431
Alaska Air Group, Inc.	3,156	204,004
Delta Air Lines, Inc.	4,352	186,788
International Consolidated Airlines Group SA(1)	39,181	331,759
Japan Airlines Co. Ltd.	7,100	244,551
Qantas Airways Ltd.(1)	171,783	462,305
Ryanair Holdings plc ADR	2,825	188,145
Southwest Airlines Co.	15,659	580,166
Spirit Airlines, Inc.(1)	4,824	306,662
United Continental Holdings, Inc.(1)	8,963	489,290
		3,024,101
Auto Components — 0.4%
BorgWarner, Inc.	11,379	684,447
Bridgestone Corp.	2,700	112,599
Continental AG	770	177,807
Cooper Tire & Rubber Co.	158	5,800
Dana Holding Corp.	866	18,853
Delphi Automotive plc	8,305	722,369
Faurecia	560	25,195
Koito Manufacturing Co. Ltd.	1,800	70,918

7

	Shares/ Principal Amount	Value
Linamar Corp.	1,253	$85,360
Magna International, Inc.	2,850	163,904
Stoneridge, Inc.(1)	1,024	12,216
Sumitomo Rubber Industries Ltd.	2,700	47,663
Superior Industries International, Inc.	100	1,929
Tower International, Inc.(1)	1,178	32,407
Valeo SA	2,911	464,706
		2,626,173
Automobiles — 0.6%
Daimler AG	1,648	154,357
Fiat Chrysler Automobiles NV(1)	8,373	133,803
Ford Motor Co.	12,980	196,907
Fuji Heavy Industries Ltd.	19,900	753,255
Harley-Davidson, Inc.	8,225	439,955
Honda Motor Co. Ltd. ADR	5,854	200,324
Isuzu Motors Ltd.	14,800	201,702
Mitsubishi Motors Corp.	3,100	28,898
Peugeot SA(1)	32,792	684,294
Piaggio & C SpA	7,511	24,335
Suzuki Motor Corp.	12,400	433,048
Thor Industries, Inc.	2,239	136,780
Toyota Motor Corp.	6,200	429,801
Yamaha Motor Co. Ltd.	4,000	100,391
		3,917,850
Banks — 3.4%
Australia & New Zealand Banking Group Ltd.	8,005	203,130
Banco Santander SA	42,041	299,390
Bank Hapoalim BM	8,387	43,981
Bank of America Corp.	86,033	1,419,544
Bank of Hawaii Corp.	3,756	235,764
Bank of Ireland(1)	847,273	323,835
Bank of Nova Scotia	2,454	129,054
Bank of the Ozarks, Inc.	2,329	102,406
BankUnited, Inc.	2,839	95,362
Barclays plc	73,161	301,912
BB&T Corp.	4,385	173,076
Bendigo and Adelaide Bank Ltd.	7,034	66,094
BOC Hong Kong Holdings Ltd.	49,000	201,595
BOK Financial Corp.	3,247	210,016
Capital Bank Financial Corp., Class A(1)	1,860	53,047
Cathay General Bancorp	1,106	33,423
Chiba Bank Ltd. (The)	13,000	102,751
China CITIC Bank Corp. Ltd., H Shares(1)	172,000	145,521
China Construction Bank Corp., H Shares	64,000	64,300
Chongqing Rural Commercial Bank Co. Ltd., H Shares	13,000	10,563
Citigroup, Inc.	15,835	856,357

8

	Shares/ Principal Amount	Value
Comerica, Inc.	4,743	$232,170
Commerce Bancshares, Inc.	10,129	451,855
Commonwealth Bank of Australia	956	62,193
Credit Agricole SA	12,544	187,299
Cullen / Frost Bankers, Inc.	3,184	233,737
Eagle Bancorp, Inc.(1)	1,049	41,740
East West Bancorp, Inc.	4,235	181,681
FCB Financial Holdings, Inc., Class A(1)	2,872	82,627
First Financial Bankshares, Inc.	1,582	47,666
First NBC Bank Holding Co.(1)	731	24,847
FirstMerit Corp.	711	13,964
Fukuoka Financial Group, Inc.	5,000	26,951
Hachijuni Bank Ltd. (The)	18,000	136,905
Hang Seng Bank Ltd.	7,700	154,523
Home Bancshares, Inc.	1,916	65,355
HSBC Holdings plc	55,361	526,890
ING Groep NV CVA	36,992	608,409
Intesa Sanpaolo SpA	168,830	608,568
JPMorgan Chase & Co.	39,326	2,586,864
Juroku Bank Ltd. (The)	10,000	37,788
KBC Groep NV	10,475	702,361
KeyCorp	32,560	474,725
LegacyTexas Financial Group, Inc.	173	4,488
Lloyds Banking Group plc	79,029	106,016
M&T Bank Corp.	3,484	421,146
Mitsubishi UFJ Financial Group, Inc.	45,900	340,677
Mizrahi Tefahot Bank Ltd.(1)	3,207	36,474
National Australia Bank Ltd.	1,676	43,977
OFG Bancorp	1,504	19,763
Oversea-Chinese Banking Corp. Ltd.	20,400	154,351
PNC Financial Services Group, Inc. (The)	11,984	1,146,749
PrivateBancorp, Inc.	238	9,075
Renasant Corp.	656	19,313
ServisFirst Bancshares, Inc.	963	33,753
Seven Bank Ltd.	42,700	202,293
Signature Bank(1)	1,698	237,126
Skandinaviska Enskilda Banken AB, A Shares	29,960	369,998
Southside Bancshares, Inc.	1,682	45,162
Standard Chartered plc	13,027	208,263
Sumitomo Mitsui Financial Group, Inc.	13,600	621,295
SunTrust Banks, Inc.	6,191	264,232
Suruga Bank Ltd.	3,600	76,835
SVB Financial Group(1)	1,485	200,341
Texas Capital Bancshares, Inc.(1)	1,144	62,234
U.S. Bancorp	19,580	844,094
UMB Financial Corp.	974	50,443

9

	Shares/ Principal Amount	Value
United Overseas Bank Ltd.	4,100	$70,376
Valley National Bancorp	5,197	50,827
Wells Fargo & Co.	30,723	1,719,259
Westamerica Bancorp	7,421	339,585
Westpac Banking Corp.	14,121	362,321
		20,620,705
Beverages — 0.7%
Anheuser-Busch InBev NV	3,228	388,034
Boston Beer Co., Inc. (The), Class A(1)	593	156,422
Brown-Forman Corp., Class B	3,788	357,095
Coca-Cola Co. (The)	2,717	111,288
Constellation Brands, Inc., Class A	5,268	621,044
Dr Pepper Snapple Group, Inc.	6,679	511,879
PepsiCo, Inc.	19,848	1,913,943
Pernod-Ricard SA	2,730	337,465
		4,397,170
Biotechnology — 1.3%
ACADIA Pharmaceuticals, Inc.(1)	508	20,930
Acceleron Pharma, Inc.(1)	100	3,373
Adaptimmune Therapeutics plc ADR(1)	219	3,379
Aduro Biotech, Inc.(1)	124	4,189
Agios Pharmaceuticals, Inc.(1)	84	10,250
Alder Biopharmaceuticals, Inc.(1)	472	20,069
Alexion Pharmaceuticals, Inc.(1)	3,277	536,904
Alnylam Pharmaceuticals, Inc.(1)	1,189	155,866
AMAG Pharmaceuticals, Inc.(1)	3,128	217,646
Amgen, Inc.	9,408	1,470,094
Anacor Pharmaceuticals, Inc.(1)	273	19,443
Biogen, Inc.(1)	3,515	1,395,420
Bluebird Bio, Inc.(1)	128	24,864
Celgene Corp.(1)	6,741	771,440
Celldex Therapeutics, Inc.(1)	597	17,235
Cepheid, Inc.(1)	449	24,771
Clovis Oncology, Inc.(1)	211	19,505
CSL Ltd.	1,935	138,324
Dyax Corp.(1)	1,005	26,472
Esperion Therapeutics, Inc.(1)	129	13,869
Exact Sciences Corp.(1)	639	17,259
Gilead Sciences, Inc.(1)	16,201	1,818,886
Halozyme Therapeutics, Inc.(1)	878	15,233
Incyte Corp.(1)	1,653	182,078
Isis Pharmaceuticals, Inc.(1)	580	39,046
Keryx Biopharmaceuticals, Inc.(1)	765	7,956
Kite Pharma, Inc.(1)	158	8,714
KYTHERA Biopharmaceuticals, Inc.(1)	109	5,490
Ligand Pharmaceuticals, Inc., Class B(1)	138	12,159

10

	Shares/ Principal Amount	Value
Neurocrine Biosciences, Inc.(1)	550	$24,123
Novavax, Inc.(1)	1,864	16,776
Ophthotech Corp.(1)	423	21,159
Opko Health, Inc.(1)	1,043	18,440
Portola Pharmaceuticals, Inc.(1)	328	13,717
PTC Therapeutics, Inc.(1)	114	6,622
Puma Biotechnology, Inc.(1)	115	22,477
Receptos, Inc.(1)	110	18,138
Regeneron Pharmaceuticals, Inc.(1)	958	491,033
Sangamo Biosciences, Inc.(1)	644	7,889
Sarepta Therapeutics, Inc.(1)	347	8,890
Spark Therapeutics, Inc.(1)	94	6,922
TESARO, Inc.(1)	191	11,223
Vertex Pharmaceuticals, Inc.(1)	2,070	265,560
		7,933,833
Building Products — 0.2%
Apogee Enterprises, Inc.	647	34,763
Caesarstone Sdot-Yam Ltd.	1,215	75,111
Continental Building Products, Inc.(1)	1,705	38,022
Daikin Industries Ltd.	4,600	353,612
Insteel Industries, Inc.	1,142	22,669
Inwido AB	1,299	15,768
Lennox International, Inc.	2,717	305,934
Masco Corp.	11,354	307,353
NCI Building Systems, Inc.(1)	2,823	42,289
Sanwa Holdings Corp.	1,400	12,216
Trex Co., Inc.(1)	602	30,461
		1,238,198
Capital Markets — 1.4%
Affiliated Managers Group, Inc.(1)	2,546	569,438
Ameriprise Financial, Inc.	10,081	1,255,992
Ares Management LP	1,590	30,989
Artisan Partners Asset Management, Inc., Class A	1,233	54,388
Banca Generali SpA	2,211	78,630
BlackRock, Inc.	680	248,730
Blackstone Group LP (The)	5,086	222,767
China Everbright Ltd.	10,000	39,788
Credit Suisse Group AG	13,560	359,397
Deutsche Bank AG	2,146	64,616
Evercore Partners, Inc., Class A	1,566	79,819
Franklin Resources, Inc.	22,352	1,137,940
Goldman Sachs Group, Inc. (The)	3,060	630,941
HFF, Inc., Class A	981	39,476
Invesco Ltd.	17,860	711,364
Investec plc	16,466	150,874
Legg Mason, Inc.	3,269	174,434

11

	Shares/ Principal Amount	Value
LPL Financial Holdings, Inc.	8,742	$372,759
Magellan Financial Group Ltd.	2,941	42,025
Man Group plc	52,751	143,915
Moelis & Co., Class A	283	8,167
Northern Trust Corp.	12,558	936,199
State Street Corp.	6,942	540,990
T. Rowe Price Group, Inc.	2,297	185,345
Waddell & Reed Financial, Inc., Class A	3,576	170,861
		8,249,844
Chemicals — 1.0%
Akzo Nobel NV	3,939	300,022
Asahi Kasei Corp.	24,000	213,576
BASF SE	790	73,057
Cabot Corp.	8,226	341,132
Chemtura Corp.(1)	839	23,291
Croda International plc	913	40,816
Daicel Corp.	2,700	35,220
Dow Chemical Co. (The)	26,361	1,372,617
E.I. du Pont de Nemours & Co.	4,528	321,533
Essentra plc	2,424	37,049
Innophos Holdings, Inc.	738	38,457
Innospec, Inc.	1,088	46,654
International Flavors & Fragrances, Inc.	52	6,190
Johnson Matthey plc	6,710	358,842
Lanxess AG	3,370	187,025
LSB Industries, Inc.(1)	691	29,388
LyondellBasell Industries NV, Class A	7,676	776,044
Minerals Technologies, Inc.	188	12,654
Mitsubishi Chemical Holdings Corp.	34,400	217,101
Mosaic Co. (The)	6,361	291,652
PolyOne Corp.	816	31,734
PPG Industries, Inc.	1,125	257,501
Sherwin-Williams Co. (The)	1,278	368,294
Sumitomo Chemical Co. Ltd.	11,000	64,255
Symrise AG	6,246	397,605
Teijin Ltd.	3,000	11,191
Tronox Ltd., Class A	1,894	31,933
		5,884,833
Commercial Services and Supplies — 0.5%
ABM Industries, Inc.	995	32,278
ADT Corp. (The)	8,087	295,014
ARC Document Solutions, Inc.(1)	2,669	19,991
Brink's Co. (The)	1,449	46,310
Clean Harbors, Inc.(1)	5,349	301,363
Herman Miller, Inc.	441	12,216
HNI Corp.	557	27,009

12

	Shares/ Principal Amount	Value
Kaba Holding AG	118	$74,138
KAR Auction Services, Inc.	8,921	332,396
Multi-Color Corp.	1,780	114,009
Pitney Bowes, Inc.	992	21,675
Republic Services, Inc.	25,999	1,047,500
Societe BIC SA	240	39,552
Stericycle, Inc.(1)	1,426	195,790
Tyco International plc	9,230	372,523
Waste Management, Inc.	1,881	93,391
		3,025,155
Communications Equipment — 0.8%
ARRIS Group, Inc.(1)	473	15,614
Cisco Systems, Inc.	63,906	1,873,085
Harris Corp.	2,879	228,074
Infinera Corp.(1)	1,620	33,437
Juniper Networks, Inc.	10,041	279,140
Motorola Solutions, Inc.	4,680	276,120
Palo Alto Networks, Inc.(1)	1,396	236,608
Polycom, Inc.(1)	2,294	30,900
QUALCOMM, Inc.	21,734	1,514,425
Radware Ltd.(1)	2,601	61,410
Ruckus Wireless, Inc.(1)	2,243	23,574
		4,572,387
Construction and Engineering†
Boskalis Westminster NV	307	15,212
Great Lakes Dredge & Dock Corp.(1)	3,543	19,699
Northwest Pipe Co.(1)	587	12,192
Peab AB	22,314	171,153
Vinci SA	1,203	71,453
		289,709
Construction Materials†
Headwaters, Inc.(1)	1,804	34,240
Summit Materials, Inc., Class A(1)	1,661	45,677
		79,917
Consumer Finance — 0.2%
Capital One Financial Corp.	6,370	532,277
Cash America International, Inc.	716	19,246
Discover Financial Services	9,853	574,135
		1,125,658
Containers and Packaging — 0.2%
Amcor Ltd.	21,720	240,787
Ball Corp.	3,862	274,164
Bemis Co., Inc.	5,879	270,081
Berry Plastics Group, Inc.(1)	9,153	306,351
Graphic Packaging Holding Co.	5,929	84,429
Sonoco Products Co.	6,350	285,877
		1,461,689
13

	Shares/ Principal Amount	Value
Distributors†
LKQ Corp.(1)	3,539	$101,109
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	456	25,386
Capella Education Co.	90	4,794
H&R Block, Inc.	16,029	508,600
K12, Inc.(1)	1,323	18,112
Nord Anglia Education, Inc.(1)	1,357	35,146
Sotheby's	516	23,132
Steiner Leisure, Ltd.(1)	725	35,569
Strayer Education, Inc.(1)	854	39,139
		689,878
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	4,646	664,378
Compass Diversified Holdings	1,981	32,370
Element Financial Corp.(1)	3,181	47,602
Exor SpA	1,828	90,989
Investor AB, B Shares	5,301	209,329
Japan Exchange Group, Inc.	4,500	137,232
Kinnevik Investment AB, B Shares	4,275	142,742
London Stock Exchange Group plc	1,978	74,279
MarketAxess Holdings, Inc.	424	37,503
McGraw-Hill Cos., Inc. (The)	2,178	225,967
ORIX Corp.	28,800	458,169
Pargesa Holding SA	360	25,338
PHH Corp.(1)	344	9,491
Zenkoku Hosho Co. Ltd.	2,200	74,093
		2,229,482
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	2,464	85,107
Bezeq The Israeli Telecommunication Corp. Ltd.	47,922	80,206
BT Group plc	61,323	418,674
CenturyLink, Inc.	10,737	356,898
Deutsche Telekom AG	22,078	379,364
Nippon Telegraph & Telephone Corp.	2,400	167,632
Orange SA	14,547	229,429
Telefonica SA	17,491	247,430
Telstra Corp. Ltd.	21,245	101,031
Verizon Communications, Inc.	7,071	349,590
Zayo Group Holdings, Inc.(1)	5,201	136,734
		2,552,095
Electric Utilities — 0.6%
ALLETE, Inc.	636	32,023
Edison International	7,788	473,588
EDP - Energias de Portugal SA	46,173	180,281
El Paso Electric Co.	459	16,694

14

	Shares/ Principal Amount	Value
Endesa SA	9,135	$170,811
Enel SpA	23,279	112,956
Entergy Corp.	3,401	260,075
Great Plains Energy, Inc.	11,930	311,015
OGE Energy Corp.	4,642	146,223
PPL Corp.	12,710	441,164
Southern Co. (The)	4,249	185,639
SSE plc	1,523	38,757
Westar Energy, Inc.	16,672	611,362
Xcel Energy, Inc.	20,407	694,858
		3,675,446
Electrical Equipment — 0.5%
Acuity Brands, Inc.	1,279	225,731
Babcock & Wilcox Co. (The)	755	25,134
Eaton Corp. plc	9,430	675,094
Emerson Electric Co.	18,098	1,091,490
Enphase Energy, Inc.(1)	1,352	12,804
Generac Holdings, Inc.(1)	4,385	183,205
Mabuchi Motor Co. Ltd.	2,400	145,994
Nidec Corp.	2,700	197,635
Rockwell Automation, Inc.	719	88,358
Schneider Electric SE	3,710	280,257
Vestas Wind Systems A/S	1,380	70,455
		2,996,157
Electronic Equipment, Instruments and Components — 0.5%
Belden, Inc.	537	45,334
Cognex Corp.(1)	755	38,105
Corning, Inc.	1,870	39,120
Hexagon AB, B Shares	9,700	355,964
Hosiden Corp.	5,800	42,338
Ingenico	626	77,657
Ingram Micro, Inc., Class A(1)	1,672	44,826
Keyence Corp.	1,000	540,628
Keysight Technologies, Inc.(1)	11,145	366,225
Mercury Systems, Inc.(1)	2,070	28,256
Methode Electronics, Inc.	725	34,024
Murata Manufacturing Co. Ltd.	3,300	538,013
PAX Global Technology Ltd.(1)	11,000	19,918
Sunny Optical Technology Group Co. Ltd.	21,000	46,097
TDK Corp.	1,400	112,348
TE Connectivity Ltd.	7,622	525,918
Topcon Corp.	3,400	79,278
		2,934,049
Energy Equipment and Services — 0.5%
Baker Hughes, Inc.	5,250	338,415
Cameron International Corp.(1)	5,972	306,543

15

	Shares/ Principal Amount	Value
CGG SA(1)	1,885	$12,685
FMC Technologies, Inc.(1)	114	4,764
Forum Energy Technologies, Inc.(1)	303	6,284
Halliburton Co.	18,454	837,811
Helmerich & Payne, Inc.	1,930	140,870
Matrix Service Co.(1)	723	12,197
National Oilwell Varco, Inc.	1,462	71,916
Patterson-UTI Energy, Inc.	8,149	164,610
RigNet, Inc.(1)	465	16,503
Schlumberger Ltd.	9,505	862,769
TGS Nopec Geophysical Co. ASA	9,522	240,156
Weatherford International plc(1)	3,829	52,917
		3,068,440
Food and Staples Retailing — 1.0%
Axfood AB	764	11,702
Carrefour SA	6,330	214,859
Costco Wholesale Corp.	1,880	268,069
CVS Health Corp.	15,881	1,625,897
FamilyMart Co. Ltd.	1,200	50,469
Jeronimo Martins SGPS SA	16,380	225,147
Koninklijke Ahold NV	12,325	250,629
Kroger Co. (The)	11,436	832,541
Lawson, Inc.	400	27,974
Metro AG	881	30,571
Natural Grocers by Vitamin Cottage, Inc.(1)	806	19,513
Rallye SA	294	9,429
Seven & I Holdings Co. Ltd.	7,400	307,471
Sysco Corp.	17,748	659,516
United Natural Foods, Inc.(1)	2,465	165,328
Wal-Mart Stores, Inc.	10,961	814,073
Whole Foods Market, Inc.	3,444	142,031
WM Morrison Supermarkets plc	84,394	220,569
		5,875,788
Food Products — 1.1%
Archer-Daniels-Midland Co.	12,653	668,711
Associated British Foods plc	4,806	222,421
Bunge Ltd.	4,475	414,206
Cal-Maine Foods, Inc.	219	12,415
Campbell Soup Co.	5,598	270,607
ConAgra Foods, Inc.	25,132	970,347
Danone SA	1,307	89,760
General Mills, Inc.	6,601	370,646
Hain Celestial Group, Inc. (The)(1)	3,248	205,501
Hershey Co. (The)	2,052	190,549
Hormel Foods Corp.	774	44,288
Ingredion, Inc.	3,716	304,601

16

	Shares/ Principal Amount	Value
Inventure Foods, Inc.(1)	1,433	$13,613
J&J Snack Foods Corp.	366	39,455
J.M. Smucker Co. (The)	2,301	272,784
Kellogg Co.	3,641	228,546
Kerry Group plc, A Shares	4,270	318,902
Mead Johnson Nutrition Co.	5,125	498,662
Mondelez International, Inc., Class A	9,405	391,154
Nestle SA	3,190	247,434
Pilgrim's Pride Corp.	16,224	415,010
Salmar ASA	1,112	18,030
Sanderson Farms, Inc.	1,664	135,666
Seaboard Corp.(1)	1	3,430
Snyders-Lance, Inc.	234	6,990
TreeHouse Foods, Inc.(1)	61	4,351
Viscofan SA	1,365	83,804
WhiteWave Foods Co., Class A(1)	3,057	146,828
Yamazaki Baking Co. Ltd.	7,000	116,747
		6,705,458
Gas Utilities — 0.1%
Atmos Energy Corp.	5,896	318,502
Laclede Group, Inc. (The)	9,716	519,903
South Jersey Industries, Inc.	654	17,259
		855,664
Health Care Equipment and Supplies — 1.2%
Abbott Laboratories	15,090	733,374
Ambu A/S, B Shares	967	28,329
Asahi Intecc Co. Ltd.	1,000	58,897
Becton Dickinson and Co.	1,335	187,581
Boston Scientific Corp.(1)	14,086	257,351
C.R. Bard, Inc.	1,303	221,927
Cantel Medical Corp.	293	13,642
Cardiovascular Systems, Inc.(1)	796	22,272
Cie Generale d'Optique Essilor International SA	2,634	321,548
Coloplast A/S, B Shares	1,730	130,653
Cooper Cos., Inc. (The)	1,117	203,037
DENTSPLY International, Inc.	5,796	301,595
DexCom, Inc.(1)	2,411	172,917
Edwards Lifesciences Corp.(1)	570	74,510
Entellus Medical, Inc.(1)	882	20,595
Haemonetics Corp.(1)	1,072	44,295
HeartWare International, Inc.(1)	133	9,811
Hill-Rom Holdings, Inc.	183	9,436
Hologic, Inc.(1)	1,642	58,734
Insulet Corp.(1)	328	9,273
Intuitive Surgical, Inc.(1)	710	346,303
Medtronic plc	12,290	937,973

17

	Shares/ Principal Amount	Value
NuVasive, Inc.(1)	4,057	$205,081
Orthofix International NV(1)	271	8,881
St. Jude Medical, Inc.	8,103	597,596
STERIS Corp.	479	32,012
Stryker Corp.	9,479	911,216
Sysmex Corp.	1,700	98,755
Teleflex, Inc.	5,036	648,335
Utah Medical Products, Inc.	532	29,116
West Pharmaceutical Services, Inc.	459	24,850
Zimmer Holdings, Inc.	7,112	811,408
		7,531,303
Health Care Providers and Services — 1.3%
AAC Holdings, Inc.(1)	840	32,642
Adeptus Health, Inc., Class A(1)	512	35,866
Aetna, Inc.	8,641	1,019,379
Air Methods Corp.(1)	301	12,690
AmerisourceBergen Corp.	2,799	315,055
AMN Healthcare Services, Inc.(1)	2,806	74,612
Anthem, Inc.	3,770	632,795
Cardinal Health, Inc.	7,297	643,376
Cigna Corp.	2,531	356,441
ExamWorks Group, Inc.(1)	1,484	60,666
Express Scripts Holding Co.(1)	9,773	851,619
Fresenius Medical Care AG & Co. KGaA	4,040	345,120
Greencross Ltd.	6,255	31,993
Hanger, Inc.(1)	979	22,507
HCA Holdings, Inc.(1)	8,800	720,104
HealthSouth Corp.	135	5,827
Healthways, Inc.(1)	813	12,325
Humana, Inc.	1,663	356,963
Laboratory Corp. of America Holdings(1)	2,010	237,080
LifePoint Hospitals, Inc.(1)	8,836	665,262
Magellan Health, Inc.(1)	124	8,386
Molina Healthcare, Inc.(1)	222	16,148
National Healthcare Corp.	166	10,445
Owens & Minor, Inc.	276	9,196
Quest Diagnostics, Inc.	6,279	472,369
Ramsay Health Care Ltd.	683	33,169
Team Health Holdings, Inc.(1)	4,999	292,342
UnitedHealth Group, Inc.	102	12,261
Universal Health Services, Inc., Class B	2,419	313,454
VCA, Inc.(1)	1,017	53,352
WellCare Health Plans, Inc.(1)	153	13,108
		7,666,552

18

	Shares/ Principal Amount	Value
Health Care Technology — 0.1%
Cerner Corp.(1)	9,385	$631,517
HMS Holdings Corp.(1)	1,616	27,537
M3, Inc.	2,900	55,282
MedAssets, Inc.(1)	1,860	38,818
Medidata Solutions, Inc.(1)	525	30,455
Merge Healthcare, Inc.(1)	470	2,143
Press Ganey Holdings, Inc.(1)	508	13,899
		799,651
Hotels, Restaurants and Leisure — 1.1%
Accor SA	13,479	738,645
Aristocrat Leisure Ltd.	10,397	62,002
Boyd Gaming Corp.(1)	399	5,710
Brinker International, Inc.	7,944	438,350
Buffalo Wild Wings, Inc.(1)	68	10,382
Carnival Corp.	7,513	348,077
Carnival plc	7,100	343,671
Chipotle Mexican Grill, Inc.(1)	573	352,693
ClubCorp Holdings, Inc.	5,012	113,923
Compass Group plc	14,690	256,853
Cracker Barrel Old Country Store, Inc.	1,177	166,051
Dave & Buster's Entertainment, Inc.(1)	842	26,633
Domino's Pizza Group plc	31,955	388,522
Hyatt Hotels Corp., Class A(1)	4,062	233,403
Jack in the Box, Inc.	1,011	87,765
La Quinta Holdings, Inc.(1)	9,493	235,996
Las Vegas Sands Corp.	12,951	658,299
Marriott International, Inc., Class A	6,966	543,278
McDonald's Corp.	85	8,154
Melia Hotels International SA	3,973	51,686
MGM Resorts International(1)	7,663	153,643
Papa John's International, Inc.	3,327	228,598
Papa Murphy's Holdings, Inc.(1)	224	3,848
Peak Resorts, Inc.	1,083	7,635
Red Robin Gourmet Burgers, Inc.(1)	522	43,530
Skylark Co. Ltd.	4,500	61,927
Starbucks Corp.	154	8,002
Texas Roadhouse, Inc.	1,254	43,915
Vail Resorts, Inc.	1,015	105,296
Whitbread plc	6,768	529,624
Wyndham Worldwide Corp.	4,012	340,659
		6,596,770
Household Durables — 0.5%
Cavco Industries, Inc.(1)	488	35,395
Century Communities, Inc.(1)	946	19,535
De' Longhi	2,603	61,837

19

	Shares/ Principal Amount	Value
Electrolux AB	11,255	$343,333
Harman International Industries, Inc.	2,476	298,408
Husqvarna AB, B Shares	4,458	33,932
Jarden Corp.(1)	2,966	157,376
Libbey, Inc.	447	17,656
Mohawk Industries, Inc.(1)	1,509	281,640
Panasonic Corp.	7,700	113,594
Persimmon plc	3,460	103,756
PulteGroup, Inc.	10,371	198,916
Sony Corp.(1)	4,500	140,023
Toll Brothers, Inc.(1)	6,905	249,754
Whirlpool Corp.	3,850	709,362
		2,764,517
Household Products — 0.4%
Central Garden and Pet Co.(1)	523	5,104
Church & Dwight Co., Inc.	2,703	226,971
Clorox Co.	163	17,549
Energizer Holdings, Inc.	1,350	191,282
Henkel AG & Co. KGaA Preference Shares	1,190	142,395
Procter & Gamble Co. (The)	13,836	1,084,604
Reckitt Benckiser Group plc	5,930	535,194
Spectrum Brands Holdings, Inc.	1,470	142,076
Unicharm Corp.	13,700	303,328
		2,648,503
Independent Power and Renewable Electricity Producers†
Cia Energetica de Sao Paulo Preference Shares	10,300	63,326
Industrial Conglomerates — 0.4%
3M Co.	9,395	1,494,556
CK Hutchison Holdings Ltd.	2,500	39,014
DCC plc	404	32,109
General Electric Co.	11,908	324,731
Koninklijke Philips Electronics NV	16,776	457,034
Siemens AG	598	62,907
		2,410,351
Insurance — 1.8%
ACE Ltd.	2,958	314,968
Aflac, Inc.	4,492	279,492
AIA Group Ltd.	62,000	408,208
Allianz SE	1,316	206,326
Allstate Corp. (The)	14,485	975,130
American International Group, Inc.	11,395	667,861
Amtrust Financial Services, Inc.	7,172	431,611
Argo Group International Holdings Ltd.	616	32,432
Arthur J Gallagher & Co.	2,262	109,594
Aspen Insurance Holdings Ltd.	6,048	280,385
Atlas Financial Holdings, Inc.(1)	1,457	27,406

20

	Shares/ Principal Amount	Value
Aviva plc	18,613	$148,926
AXA SA	14,011	352,622
Baldwin & Lyons, Inc., Class B	29	652
Brown & Brown, Inc.	7,346	237,937
Chubb Corp. (The)	2,005	195,488
Direct Line Insurance Group plc	35,901	185,025
Endurance Specialty Holdings Ltd.	1,100	66,858
Federated National Holding Co.	82	2,106
Hannover Rueck SE	769	74,704
Hanover Insurance Group, Inc. (The)	4,705	334,902
HCC Insurance Holdings, Inc.	5,365	306,771
Hiscox Ltd.	16,294	212,429
Infinity Property & Casualty Corp.	366	26,480
Insurance Australia Group Ltd.	23,800	102,991
James River Group Holdings Ltd.	1,526	35,876
Legal & General Group plc	65,195	264,854
Mapfre SA	57,497	204,982
MetLife, Inc.	13,453	703,054
Principal Financial Group, Inc.	3,300	170,577
ProAssurance Corp.	2,297	103,778
Prudential Financial, Inc.	6,220	526,274
Prudential plc	15,100	375,493
Reinsurance Group of America, Inc.	3,936	368,213
St. James's Place plc	35,893	500,039
Swiss Reinsurance Co.	2,180	195,767
Torchmark Corp.	2,817	160,766
Travelers Cos., Inc. (The)	4,983	503,881
UnipolSai SpA	49,037	133,243
Unum Group	9,059	316,703
Validus Holdings Ltd.	852	36,559
Zurich Financial Services AG	782	249,531
		10,830,894
Internet and Catalog Retail — 0.3%
Amazon.com, Inc.(1)	526	225,775
Expedia, Inc.	6,798	729,153
Netflix, Inc.(1)	89	55,541
PetMed Express, Inc.	233	3,889
Rakuten, Inc.	12,400	204,111
Shutterfly, Inc.(1)	25	1,163
TripAdvisor, Inc.(1)	2,325	177,304
windeln.de AG(1)	2,389	37,259
Zalando SE(1)	13,997	451,963
		1,886,158
Internet Software and Services — 0.9%
Auto Trader Group plc(1)	12,114	52,629
comScore, Inc.(1)	980	55,448

21

	Shares/ Principal Amount	Value
CoStar Group, Inc.(1)	2,402	$501,802
Criteo SA ADR(1)	6,989	335,682
Demandware, Inc.(1)	623	38,801
Dena Co. Ltd.	2,200	46,990
eBay, Inc.(1)	12,728	780,990
Endurance International Group Holdings, Inc.(1)	590	11,995
Envestnet, Inc.(1)	982	43,021
Everyday Health, Inc.(1)	1,932	23,957
Facebook, Inc., Class A(1)	14,095	1,116,183
Google, Inc., Class A(1)	1,897	1,034,472
LinkedIn Corp., Class A(1)	2,141	417,345
LogMeIn, Inc.(1)	118	7,490
Pandora Media, Inc.(1)	11,145	208,077
Q2 Holdings, Inc.(1)	1,841	43,650
Twitter, Inc.(1)	5,294	194,131
United Internet AG	1,330	62,023
VeriSign, Inc.(1)	1,847	116,712
Yelp, Inc.(1)	2,599	124,518
Zoopla Property Group plc	13,530	55,834
		5,271,750
IT Services — 1.1%
Accenture plc, Class A	7,008	673,048
Alliance Data Systems Corp.(1)	2,641	787,097
Amdocs Ltd.	5,411	296,793
Cap Gemini SA	4,710	408,770
Cognizant Technology Solutions Corp., Class A(1)	4,977	322,111
Computer Sciences Corp.	115	7,889
EVERTEC, Inc.	3,584	79,672
Fidelity National Information Services, Inc.	2,917	182,896
Fiserv, Inc.(1)	3,864	309,700
International Business Machines Corp.	6,384	1,083,046
Sabre Corp.	3,245	84,662
Teradata Corp.(1)	4,873	189,755
Total System Services, Inc.	744	30,653
Vantiv, Inc., Class A(1)	5,026	201,040
VeriFone Systems, Inc.(1)	1,115	42,560
Virtusa Corp.(1)	911	41,450
Visa, Inc., Class A	21,879	1,502,650
Western Union Co. (The)	413	9,065
WEX, Inc.(1)	352	39,913
Wirecard AG	8,720	361,347
		6,654,117
Leisure Products — 0.1%
Brunswick Corp.	5,270	268,981
Heiwa Corp.	1,200	23,291
Malibu Boats, Inc.(1)	1,019	21,368

22

	Shares/ Principal Amount	Value
Mattel, Inc.	10,228	$263,985
Polaris Industries, Inc.	1,829	261,639
		839,264
Life Sciences Tools and Services — 0.2%
Bio-Rad Laboratories, Inc., Class A(1)	911	131,521
Charles River Laboratories International, Inc.(1)	161	11,647
Eurofins Scientific	188	57,216
Illumina, Inc.(1)	1,491	307,265
Lonza Group AG	631	88,622
Mettler-Toledo International, Inc.(1)	504	163,639
Morphosys AG(1)	482	35,384
PAREXEL International Corp.(1)	305	20,273
PRA Health Sciences, Inc.(1)	380	12,715
Waters Corp.(1)	1,194	159,542
		987,824
Machinery — 1.5%
Albany International Corp., Class A	1,002	39,659
Altra Industrial Motion Corp.	736	20,240
Caterpillar, Inc.	14,563	1,242,515
Cummins, Inc.	4,088	554,128
Duerr AG	1,663	169,990
Dynamic Materials Corp.	1,224	13,586
EnPro Industries, Inc.	597	36,107
Flowserve Corp.	3,292	181,060
Global Brass & Copper Holdings, Inc.	2,284	39,353
Graham Corp.	481	10,693
Hitachi Construction Machinery Co. Ltd.	3,900	71,360
Hoshizaki Electric Co. Ltd.	900	55,618
Ingersoll-Rand plc	17,381	1,195,465
John Bean Technologies Corp.	899	33,775
KION Group AG	1,443	68,505
Kubota Corp.	26,000	434,468
Middleby Corp.(1)	5,602	608,937
Minebea Co. Ltd.	18,000	333,562
NSK Ltd.	2,000	33,050
Oshkosh Corp.	5,101	255,866
PACCAR, Inc.	1,674	106,400
Parker-Hannifin Corp.	6,912	832,412
Pentair plc	3,064	196,188
Snap-On, Inc.	1,404	218,182
Stanley Black & Decker, Inc.	9,381	960,990
Sumitomo Heavy Industries Ltd.	26,000	171,567
Takeuchi Manufacturing Co. Ltd.	900	48,439
WABCO Holdings, Inc.(1)	3,628	458,652
Wabtec Corp.	2,815	282,345
Yangzijiang Shipbuilding Holdings Ltd.	200,300	214,697
		8,887,809

23

	Shares/ Principal Amount	Value
Marine†
Kawasaki Kisen Kaisha Ltd.	59,000	$149,740
Media — 1.1%
Cablevision Systems Corp., Class A	2,030	49,755
Charter Communications, Inc., Class A(1)	1,814	324,742
Cineplex, Inc.	824	32,500
Comcast Corp., Class A	35,968	2,102,689
Cumulus Media, Inc., Class A(1)	9,068	21,401
DIRECTV(1)	1,379	125,544
E.W. Scripps Co. (The), Class A	202	4,733
Entercom Communications Corp., Class A(1)	2,355	26,800
Entravision Communications Corp., Class A	11,791	79,589
Eutelsat Communications SA	4,903	166,988
Journal Media Group, Inc.	106	849
Liberty Global plc, Class A(1)	7,560	434,927
Markit Ltd.(1)	8,380	224,668
Nexstar Broadcasting Group, Inc., Class A	677	38,515
Omnicom Group, Inc.	3,206	238,943
ProSiebenSat.1 Media AG	3,171	151,637
Rightmove plc	301	15,393
Scripps Networks Interactive, Inc., Class A	735	49,252
Sirius XM Holdings, Inc.(1)	49,076	189,434
Societe Television Francaise 1	1,980	33,435
Technicolor SA	7,005	44,923
Time Warner Cable, Inc.	2,320	419,665
Time Warner, Inc.	8,440	713,011
Townsquare Media, Inc.(1)	541	7,071
Viacom, Inc., Class B	3,781	252,873
Walt Disney Co. (The)	7,582	836,825
		6,586,162
Metals and Mining — 0.3%
Alcoa, Inc.	22,704	283,800
Alumina Ltd.	24,230	32,789
APERAM SA(1)	263	10,884
BHP Billiton plc	5,167	108,942
Boliden AB	4,255	91,223
Compass Minerals International, Inc.	485	41,788
Evraz plc	23,223	59,843
Fortescue Metals Group Ltd.	9,144	16,918
Haynes International, Inc.	502	23,669
Horsehead Holding Corp.(1)	5,390	66,944
Kobe Steel Ltd.	109,000	204,625
Materion Corp.	895	33,285
Newmont Mining Corp.	3,286	89,511
Nucor Corp.	6,619	313,079
Rio Tinto Ltd.	6,720	299,018

24

	Shares/ Principal Amount	Value
Rio Tinto plc	7,907	$345,149
United States Steel Corp.	3,449	84,156
		2,105,623
Multi-Utilities — 0.2%
A2A SpA	61,507	76,605
Consolidated Edison, Inc.	3,527	218,110
E.ON AG	13,690	201,028
GDF Suez	11,015	222,297
NorthWestern Corp.	3,469	180,457
PG&E Corp.	4,366	233,450
RWE AG	5,046	117,823
		1,249,770
Multiline Retail — 0.7%
Big Lots, Inc.	3,294	144,607
Burlington Stores, Inc.(1)	3,216	169,708
Dillard's, Inc., Class A	3,366	390,490
Dollar Tree, Inc.(1)	4,456	334,155
Dollarama, Inc.	323	17,890
Don Quijote Holdings Co. Ltd.	800	61,878
Kohl's Corp.	7,652	501,130
Macy's, Inc.	21,090	1,411,976
Marks & Spencer Group plc	50,529	450,242
Target Corp.	10,020	794,786
		4,276,862
Oil, Gas and Consumable Fuels — 2.2%
Aegean Marine Petroleum Network, Inc.	1,553	22,084
Antero Resources Corp.(1)	5,500	220,055
Apache Corp.	2,534	151,635
Ardmore Shipping Corp.	2,496	29,003
BP plc	62,023	427,293
Cabot Oil & Gas Corp.	4,191	142,326
Carrizo Oil & Gas, Inc.(1)	897	44,993
Chevron Corp.	8,608	886,624
Concho Resources, Inc.(1)	5,834	701,830
CVR Energy, Inc.	754	29,225
Delek US Holdings, Inc.	66	2,499
Devon Energy Corp.	8,110	528,934
Diamondback Energy, Inc.(1)	421	32,758
ENI SpA	15,776	283,986
Enviva Partners, LP(1)	1,609	32,759
EOG Resources, Inc.	2,048	181,637
Euronav SA(1)	1,994	27,238
Exxon Mobil Corp.	18,444	1,571,429
Gulfport Energy Corp.(1)	3,454	149,075
Imperial Oil Ltd.	35,115	1,377,380
Lundin Petroleum AB(1)	3,698	58,203

25

	Shares/ Principal Amount	Value
Marathon Petroleum Corp.	1,246	$128,911
Murphy Oil Corp.	8,845	384,404
Noble Energy, Inc.	6,390	279,754
Northern Tier Energy LP	691	16,881
Oasis Petroleum, Inc.(1)	18,115	307,593
Occidental Petroleum Corp.	13,194	1,031,639
PrairieSky Royalty Ltd.	1,249	33,545
Royal Dutch Shell plc, B Shares	15,100	455,461
Royal Dutch Shell plc, Class A	12,250	365,550
Scorpio Tankers, Inc.	3,689	33,644
Statoil ASA	22,310	418,568
Total SA	16,669	841,690
Total SA ADR	20,400	1,029,996
Tullow Oil plc	5,962	36,003
Valero Energy Corp.	11,308	669,886
Western Refining, Inc.	4,076	179,262
Woodside Petroleum Ltd.	4,535	127,005
		13,240,758
Paper and Forest Products — 0.1%
KapStone Paper and Packaging Corp.	1,584	42,689
UPM-Kymmene Oyj	5,595	100,348
West Fraser Timber Co. Ltd.	3,475	191,633
		334,670
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,833	247,689
Kose Corp.	900	58,881
		306,570
Pharmaceuticals — 2.2%
AbbVie, Inc.	13,882	924,402
Actavis plc(1)	1,110	340,559
ALK-Abello A/S	55	6,607
AstraZeneca plc	6,893	460,654
Bayer AG	2,090	296,457
Concordia Healthcare Corp.	1,334	88,948
Depomed, Inc.(1)	1,130	23,572
Endo International plc(1)	4,341	363,602
Horizon Pharma plc(1)	1,280	41,510
Hospira, Inc.(1)	1,891	167,202
Jazz Pharmaceuticals plc(1)	1,059	189,932
Johnson & Johnson	30,819	3,086,215
Medicines Co. (The)(1)	492	13,953
Merck & Co., Inc.	32,549	1,981,909
Nektar Therapeutics(1)	852	9,798
Novartis AG	8,018	823,256
Novo Nordisk A/S, B Shares	2,320	129,546
Ono Pharmaceutical Co. Ltd.	2,700	295,855

26

	Shares/ Principal Amount	Value
Pacira Pharmaceuticals, Inc.(1)	1,993	$155,873
Pfizer, Inc.	35,916	1,248,081
Roche Holding AG	3,651	1,072,944
Sanofi	1,794	175,657
Shire plc	6,240	537,422
Takeda Pharmaceutical Co., Ltd.	3,300	160,593
Tetraphase Pharmaceuticals, Inc.(1)	158	6,775
Teva Pharmaceutical Industries Ltd. ADR	2,461	147,906
UCB SA	2,252	161,016
Zoetis, Inc.	12,486	621,428
		13,531,672
Professional Services — 0.2%
Adecco SA	6,683	531,170
CDI Corp.	1,667	20,621
Hays plc	15,243	37,625
Huron Consulting Group, Inc.(1)	621	39,930
Kforce, Inc.	1,600	35,216
Korn / Ferry International	910	29,202
Nielsen NV	9,072	408,149
On Assignment, Inc.(1)	1,079	40,452
RPX Corp.(1)	668	10,628
Teleperformance	1,235	90,960
Temp Holdings Co. Ltd.	1,500	52,995
USG People NV	7,061	97,521
		1,394,469
Real Estate Investment Trusts (REITs) — 2.0%
Activia Properties, Inc.	10	85,646
Alexandria Real Estate Equities, Inc.	3,012	279,303
Allied Properties Real Estate Investment Trust	5,743	167,543
Alstria Office REIT AG	10,158	131,703
Apollo Commercial Real Estate Finance, Inc.	1,162	19,952
Armada Hoffler Properties, Inc.	1,990	21,074
Ascendas Real Estate Investment Trust	26,000	46,287
Associated Estates Realty Corp.	401	11,465
AvalonBay Communities, Inc.	2,365	393,772
Big Yellow Group plc	13,005	129,696
Blackstone Mortgage Trust, Inc., Class A	361	10,909
Boston Properties, Inc.	4,083	530,912
British Land Co. plc	17,810	234,643
Brixmor Property Group, Inc.	13,080	324,122
Calloway Real Estate Investment Trust	5,193	120,722
Campus Crest Communities, Inc.	3,608	20,421
Capstead Mortgage Corp.	749	8,861
CBL & Associates Properties, Inc.	498	8,790
Champion REIT	197,000	112,555
Charter Hall Group	13,401	49,077

27

	Shares/ Principal Amount	Value
Chatham Lodging Trust	822	$22,967
Corrections Corp. of America	11,079	389,538
Derwent London plc	3,231	175,851
DiamondRock Hospitality Co.	652	8,587
Duke Realty Corp.	12,190	238,436
DuPont Fabros Technology, Inc.	676	21,794
Easterly Government Properties, Inc.	910	14,132
Empire State Realty Trust, Inc.	8,776	158,670
EPR Properties	190	10,957
Equity Residential	5,568	413,814
Essex Property Trust, Inc.	1,409	313,672
Excel Trust, Inc.	1,364	21,674
Extra Space Storage, Inc.	4,058	284,182
Federation Centres	27,930	64,916
First Industrial Realty Trust, Inc.	408	7,960
General Growth Properties, Inc.	10,544	298,712
Goodman Group	32,922	164,867
Great Portland Estates plc	14,539	184,104
Hatteras Financial Corp.	956	17,170
Healthcare Realty Trust, Inc.	379	9,028
Hersha Hospitality Trust	1,043	6,633
Hospitality Properties Trust	8,602	259,694
Host Hotels & Resorts, Inc.	8,990	179,081
Hudson Pacific Properties, Inc.	7,192	219,284
Hulic Reit, Inc.	81	117,667
Japan Hotel REIT Investment Corp.	38	26,024
Japan Rental Housing Investments, Inc.	88	58,423
Kenedix Retail REIT Corp.(1)	26	62,426
Kilroy Realty Corp.	3,191	220,402
Kite Realty Group Trust	9,450	255,623
Klepierre	3,996	177,527
Lamar Advertising Co., Class A	7,035	426,462
Land Securities Group plc	8,515	170,878
LaSalle Hotel Properties	3,143	114,594
Lexington Realty Trust	2,384	21,885
Link Real Estate Investment Trust (The)	43,000	249,560
Mack-Cali Realty Corp.	582	9,836
Mapletree Greater China Commercial Trust	80,200	63,656
Medical Properties Trust, Inc.	1,426	19,337
Merlin Properties Socimi SA(1)	6,485	84,401
MFA Financial, Inc.	1,449	11,505
Mirvac Group	54,301	83,447
New Residential Investment Corp.	641	10,935
NorthStar Realty Finance Corp.	10,119	183,559
Orix JREIT, Inc.	57	81,196
Outfront Media, Inc.	767	21,254

28

	Shares/ Principal Amount	Value
Pennsylvania Real Estate Investment Trust	430	$9,598
PennyMac Mortgage Investment Trust	961	17,654
Piedmont Office Realty Trust, Inc., Class A	20,160	346,550
ProLogis, Inc.	8,939	353,895
Regency Centers Corp.	3,584	226,294
Rexford Industrial Realty, Inc.	596	8,696
RLJ Lodging Trust	3,300	99,759
Rouse Properties, Inc.	1,365	23,574
Ryman Hospitality Properties, Inc.	2,361	130,115
Sabra Health Care REIT, Inc.	383	10,150
Safestore Holdings plc	17,923	74,716
Scentre Group	73,995	223,463
Segro plc	1,638	10,670
Shaftesbury plc	1,297	17,365
Simon Property Group, Inc.	4,314	782,560
Summit Hotel Properties, Inc.	1,748	23,353
Sun Communities, Inc.	494	31,176
Sunstone Hotel Investors, Inc.	668	10,194
Two Harbors Investment Corp.	2,454	26,233
Unibail-Rodamco SE	1,043	267,881
Urstadt Biddle Properties, Inc., Class A	1,086	21,850
Washington Real Estate Investment Trust	663	16,608
Westfield Corp.	6,475	47,920
Weyerhaeuser Co.	14,388	468,473
		11,912,520
Real Estate Management and Development — 0.9%
Ayala Land, Inc.	138,200	124,143
Beijing Capital Land Ltd., H Shares	26,000	19,717
CapitaLand Ltd.	52,500	135,913
CBRE Group, Inc.(1)	3,844	146,994
China Overseas Land & Investment Ltd.	28,000	101,475
China Resources Land Ltd.	42,000	135,962
Corp. Inmobiliaria Vesta SAB de CV	42,718	76,648
Daito Trust Construction Co. Ltd.	2,600	290,029
Daiwa House Industry Co. Ltd.	5,400	129,958
Dalian Wanda Commercial Properties Co. Ltd., H Shares	14,600	119,758
Deutsche Annington Immobilien SE	667	21,091
Emaar Properties PJSC	41,346	87,324
Fabege AB	13,496	188,357
Forest City Enterprises, Inc., Class A(1)	10,880	250,893
Global Logistic Properties Ltd.	29,100	59,577
Grand City Properties SA(1)	3,817	66,698
Greenland Hong Kong Holdings Ltd.	50,000	51,589
Hang Lung Properties Ltd.	31,000	97,954
Henderson Land Development Co. Ltd.	11,000	88,739
Hispania Activos Inmobiliarios SAU(1)	2,190	32,976

29

	Shares/ Principal Amount	Value
Hongkong Land Holdings Ltd.	24,500	$210,945
Hulic Co. Ltd.	16,300	168,759
Jones Lang LaSalle, Inc.	6,083	1,053,758
Kerry Properties Ltd.	21,000	87,617
KWG Property Holding Ltd.	92,000	87,804
Lend Lease Group	18,446	234,954
Longfor Properties Co. Ltd.	70,500	116,202
Marcus & Millichap, Inc.(1)	525	24,628
Mitsubishi Estate Co. Ltd.	5,000	111,953
Mitsui Fudosan Co. Ltd.	12,000	350,626
New World Development Co. Ltd.	59,000	78,680
Nexity SA	1,400	56,392
PT Bumi Serpong Damai Tbk	330,600	47,625
PT Summarecon Agung Tbk	125,200	18,699
SM Prime Holdings, Inc.	141,400	61,019
Sumitomo Realty & Development Co. Ltd.	2,000	77,186
Sun Hung Kai Properties Ltd.	17,000	288,097
Unite Group plc (The)	22,355	212,692
		5,513,431
Road and Rail — 0.4%
Canadian Pacific Railway Ltd., New York Shares	3,054	503,024
Celadon Group, Inc.	503	11,730
Central Japan Railway Co.	1,600	278,774
DSV A/S	1,926	66,971
Go-Ahead Group plc	833	33,802
Heartland Express, Inc.	14,297	303,811
J.B. Hunt Transport Services, Inc.	2,688	225,846
Marten Transport Ltd.	747	16,942
Saia, Inc.(1)	788	32,261
Swift Transportation Co.(1)	917	21,339
Union Pacific Corp.	6,482	654,099
Werner Enterprises, Inc.	5,451	150,011
		2,298,610
Semiconductors and Semiconductor Equipment — 1.6%
Altera Corp.	9,915	484,348
ams AG	1,122	66,734
Applied Materials, Inc.	58,041	1,168,365
ARM Holdings plc	22,860	403,548
ASML Holding NV	1,912	213,670
Avago Technologies Ltd.	3,477	514,839
Broadcom Corp., Class A	18,904	1,074,692
Cavium, Inc.(1)	482	33,918
Cypress Semiconductor Corp.	3,839	52,710
Dialog Semiconductor plc(1)	1,926	107,268
Exar Corp.(1)	4,021	43,668
Fairchild Semiconductor International, Inc.(1)	2,017	40,179

30

	Shares/ Principal Amount	Value
Freescale Semiconductor Ltd.(1)	3,334	$150,430
Intel Corp.	29,755	1,025,357
Kulicke & Soffa Industries, Inc.(1)	3,412	45,243
Lam Research Corp.	5,161	424,492
M/A-COM Technology Solutions Holdings, Inc.(1)	621	23,697
Maxim Integrated Products, Inc.	6,136	215,190
Mellanox Technologies Ltd.(1)	692	34,821
Microchip Technology, Inc.	19,771	971,349
Micron Technology, Inc.(1)	20,602	575,414
Nanometrics, Inc.(1)	1,161	18,042
NXP Semiconductors NV(1)	6,541	734,227
Photronics, Inc.(1)	2,663	26,870
Qorvo, Inc.(1)	648	53,233
Semtech Corp.(1)	1,422	30,374
Skyworks Solutions, Inc.	1,608	175,851
STMicroelectronics NV	4,580	39,105
Synaptics, Inc.(1)	625	62,275
Teradyne, Inc.	13,263	280,513
Texas Instruments, Inc.	12,084	675,737
Xilinx, Inc.	3,094	146,718
		9,912,877
Software — 1.7%
Activision Blizzard, Inc.	3,736	94,371
Adobe Systems, Inc.(1)	3,934	311,140
AVG Technologies NV(1)	561	13,756
Barracuda Networks, Inc.(1)	964	37,924
BroadSoft, Inc.(1)	1,080	39,431
Cadence Design Systems, Inc.(1)	3,954	78,250
Dassault Systemes SA	3,410	266,546
Electronic Arts, Inc.(1)	32,101	2,014,498
ePlus, Inc.(1)	245	19,024
Intuit, Inc.	12,137	1,264,068
Manhattan Associates, Inc.(1)	727	39,876
Mentor Graphics Corp.	3,164	82,612
Microsoft Corp.	34,222	1,603,643
Mobileye NV(1)	2,240	105,459
Monotype Imaging Holdings, Inc.	897	23,268
NetSuite, Inc.(1)	3,442	321,552
Nintendo Co. Ltd.	900	153,148
Oracle Corp.	60,247	2,620,142
Proofpoint, Inc.(1)	589	34,828
QLIK Technologies, Inc.(1)	1,196	43,259
Splunk, Inc.(1)	5,358	362,308
Synopsys, Inc.(1)	7,766	387,446
Tableau Software, Inc., Class A(1)	202	22,868
Tyler Technologies, Inc.(1)	1,418	172,259
31

	Shares/ Principal Amount	Value
Ultimate Software Group, Inc.(1)	149	$24,107
Verint Systems, Inc.(1)	702	45,398
VMware, Inc., Class A(1)	249	21,743
		10,202,924
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	2,930	448,935
AutoZone, Inc.(1)	311	209,496
Bed Bath & Beyond, Inc.(1)	12,496	891,215
Build-A-Bear Workshop, Inc.(1)	671	10,796
CST Brands, Inc.	5,211	207,241
Destination Maternity Corp.	1,142	12,551
Foot Locker, Inc.	8,802	556,286
Gap, Inc. (The)	15,769	604,426
Home Depot, Inc. (The)	439	48,913
Howden Joinery Group plc	16,839	131,515
Inditex SA	10,820	358,410
Kirkland's, Inc.(1)	1,462	38,407
Laox Co. Ltd.(1)	7,000	21,883
Lowe's Cos., Inc.	15,052	1,053,339
MarineMax, Inc.(1)	719	17,198
Men's Wearhouse, Inc. (The)	993	57,604
Murphy USA, Inc.(1)	634	36,918
Nitori Holdings Co. Ltd.	3,200	246,739
O'Reilly Automotive, Inc.(1)	2,704	593,609
Office Depot, Inc.(1)	869	8,056
Penske Automotive Group, Inc.	787	40,617
Rent-A-Center, Inc.	867	26,227
Restoration Hardware Holdings, Inc.(1)	2,096	190,652
Ross Stores, Inc.	3,464	334,865
Sally Beauty Holdings, Inc.(1)	6,453	201,398
Signet Jewelers Ltd.	3,148	407,131
Tile Shop Holdings, Inc.(1)	2,301	28,693
TJX Cos., Inc. (The)	7,900	508,602
Tractor Supply Co.	3,336	290,699
Ulta Salon Cosmetics & Fragrance, Inc.(1)	1,333	203,442
		7,785,863
Technology Hardware, Storage and Peripherals — 1.4%
Apple, Inc.	36,273	4,725,646
Canon, Inc.	9,900	342,350
EMC Corp.	14,387	378,954
FUJIFILM Holdings Corp.	4,100	157,043
Hewlett-Packard Co.	17,052	569,537
Nimble Storage, Inc.(1)	1,146	29,658
SanDisk Corp.	6,120	418,486
Seagate Technology plc	2,912	162,024
Silicon Graphics International Corp.(1)	4,967	31,888

32

	Shares/ Principal Amount	Value
Super Micro Computer, Inc.(1)	1,906	$63,775
Western Digital Corp.	14,978	1,458,258
		8,337,619
Textiles, Apparel and Luxury Goods — 0.5%
Burberry Group plc	10,809	280,022
Culp, Inc.	1,308	34,466
Hanesbrands, Inc.	12,181	388,087
Kate Spade & Co.(1)	1,577	39,078
Lululemon Athletica, Inc.(1)	2,511	150,133
Luxottica Group SpA	5,338	359,385
LVMH Moet Hennessy Louis Vuitton SE	1,090	194,117
Michael Kors Holdings Ltd.(1)	665	30,922
Moncler SpA	1,282	24,387
Movado Group, Inc.	603	15,774
Pandora A/S	6,999	703,738
Ralph Lauren Corp.	1,787	233,025
Skechers U.S.A., Inc., Class A(1)	669	70,827
Under Armour, Inc., Class A(1)	3,924	307,681
Wolverine World Wide, Inc.	1,418	41,661
		2,873,303
Thrifts and Mortgage Finance — 0.1%
Aareal Bank AG	8,830	350,243
Capitol Federal Financial, Inc.	4,854	58,733
Essent Group Ltd.(1)	2,040	52,040
EverBank Financial Corp.	5,624	103,707
Nationstar Mortgage Holdings, Inc.(1)	6,512	128,417
People's United Financial, Inc.	5,281	82,172
Radian Group, Inc.	487	8,727
		784,039
Tobacco — 0.3%
Altria Group, Inc.	4,580	234,496
Imperial Tobacco Group plc	4,447	229,052
Japan Tobacco, Inc.	6,500	237,763
Philip Morris International, Inc.	12,097	1,004,898
		1,706,209
Trading Companies and Distributors — 0.2%
Ashtead Group plc	31,345	536,566
Beacon Roofing Supply, Inc.(1)	2,925	91,728
Bunzl plc	8,240	238,783
Kaman Corp.	257	10,886
Kanamoto Co. Ltd.	1,900	53,809
United Rentals, Inc.(1)	3,480	309,407
Wolseley plc	4,450	274,844
		1,516,023
Transportation Infrastructure — 0.1%
Groupe Eurotunnel SE	22,348	336,632

33

	Shares/ Principal Amount	Value
Sydney Airport	8,766	$38,135
		374,767
Water Utilities†
Artesian Resources Corp., Class A	244	5,202
Beijing Enterprises Water Group Ltd.	58,000	48,996
		54,198
Wireless Telecommunication Services — 0.3%
Freenet AG	1,496	49,201
KDDI Corp.	2,800	63,416
NTT DoCoMo, Inc.	2,000	36,031
RingCentral, Inc., Class A(1)	1,710	29,224
Rogers Communications, Inc., Class B	5,111	175,860
SBA Communications Corp., Class A(1)	11,308	1,264,348
Shenandoah Telecommunications Co.	58	1,823
Vodafone Group plc	38,617	150,713
		1,770,616
TOTAL COMMON STOCKS (Cost $223,315,303)		281,936,146
U.S. TREASURY SECURITIES — 18.2%
U.S. Treasury Bonds, 3.50%, 2/15/39	$1,600,000	1,785,626
U.S. Treasury Bonds, 4.375%, 11/15/39	3,220,000	4,099,965
U.S. Treasury Bonds, 2.875%, 5/15/43	70,000	69,617
U.S. Treasury Bonds, 2.50%, 2/15/45	2,050,000	1,888,243
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	6,241,138	7,835,555
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	66,513	95,716
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	753,784	958,365
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	571,451	731,859
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	877,766	837,238
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	770,250	710,435
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,013,130	1,123,150
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,102,981	1,049,900
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	5,093,893	5,174,280
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	4,494,380	4,574,083
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	3,394,407	3,612,922
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,099,760	1,202,432
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	1,360,368	1,381,624
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	2,520,700	2,551,027
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,101,682	4,364,124
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	3,300,035	3,429,973
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,617,007	1,615,870
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,232,124	1,234,626
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,887,210	3,862,309
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,348,213	3,392,419
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	2,782,863	2,866,131
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	1,491,615	1,475,883
U.S. Treasury Notes, 0.375%, 11/15/15(2)	1,700,000	1,702,258
U.S. Treasury Notes, 1.375%, 11/30/15	1,500,000	1,509,492

34

		Shares/ Principal Amount	Value
U.S. Treasury Notes, 0.50%, 6/15/16		$700,000	$701,367
U.S. Treasury Notes, 0.50%, 3/31/17		3,700,000	3,695,952
U.S. Treasury Notes, 1.00%, 2/15/18		12,230,000	12,273,955
U.S. Treasury Notes, 2.625%, 4/30/18		300,000	314,719
U.S. Treasury Notes, 1.375%, 7/31/18		3,950,000	3,994,438
U.S. Treasury Notes, 1.25%, 10/31/18		2,700,000	2,713,079
U.S. Treasury Notes, 1.25%, 11/30/18		5,300,000	5,323,601
U.S. Treasury Notes, 1.625%, 7/31/19		350,000	354,320
U.S. Treasury Notes, 1.50%, 11/30/19		1,700,000	1,707,970
U.S. Treasury Notes, 1.25%, 1/31/20		700,000	694,149
U.S. Treasury Notes, 1.375%, 2/29/20		1,650,000	1,644,715
U.S. Treasury Notes, 1.375%, 3/31/20		8,350,000	8,318,036
U.S. Treasury Notes, 1.375%, 4/30/20		1,100,000	1,094,586
U.S. Treasury Notes, 1.50%, 5/31/20(3)		450,000	450,422
U.S. Treasury Notes, 1.875%, 5/31/22(3)		200,000	200,109
U.S. Treasury Notes, 2.00%, 2/15/25		2,400,000	2,376,374
TOTAL U.S. TREASURY SECURITIES (Cost $107,890,871)			110,992,914
CORPORATE BONDS — 9.3%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19		120,000	131,866
Lockheed Martin Corp., 3.80%, 3/1/45		50,000	46,428
Raytheon Co., 2.50%, 12/15/22		80,000	79,413
United Technologies Corp., 6.05%, 6/1/36		51,000	63,800
United Technologies Corp., 5.70%, 4/15/40		150,000	181,778
United Technologies Corp., 4.50%, 6/1/42		50,000	51,802
			555,087
Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(4)		40,000	40,360
American Honda Finance Corp., 2.125%, 10/10/18		80,000	81,628
Daimler Finance North America LLC, 1.30%, 7/31/15(4)		140,000	140,190
Daimler Finance North America LLC, 2.625%, 9/15/16(4)		70,000	71,386
Ford Motor Co., 4.75%, 1/15/43		50,000	50,820
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		200,000	202,125
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		110,000	119,274
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		240,000	278,324
Volkswagen International Finance NV, VRN, 3.75%, 3/24/21	EUR	150,000	175,060
			1,159,167
Banks — 2.4%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	179,934
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	297,253
Bank of America Corp., 3.75%, 7/12/16		$110,000	113,193
Bank of America Corp., 6.50%, 8/1/16		230,000	243,810
Bank of America Corp., 5.75%, 12/1/17		250,000	274,354
Bank of America Corp., 5.70%, 1/24/22		160,000	185,481
Bank of America Corp., 4.10%, 7/24/23		70,000	73,442

35

		Shares/ Principal Amount	Value
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	50,000	$59,348
Bank of America Corp., MTN, 4.00%, 4/1/24		$120,000	125,047
Bank of America Corp., MTN, 4.20%, 8/26/24		130,000	132,054
Bank of America Corp., MTN, 4.00%, 1/22/25		90,000	89,690
Bank of America Corp., MTN, 5.00%, 1/21/44		60,000	65,016
Bank of America N.A., 5.30%, 3/15/17		810,000	862,357
Bank of Nova Scotia, 2.55%, 1/12/17		140,000	143,436
Barclays Bank plc, 5.14%, 10/14/20		100,000	110,731
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	70,000	99,851
BB&T Corp., MTN, 2.05%, 6/19/18		$60,000	60,846
BPCE SA, 4.625%, 7/18/23	EUR	100,000	130,154
BPCE SA, VRN, 2.75%, 7/8/21	EUR	100,000	113,393
Branch Banking & Trust Co., 3.80%, 10/30/26		$70,000	72,727
Capital One Financial Corp., 1.00%, 11/6/15		60,000	60,089
Capital One Financial Corp., 3.20%, 2/5/25		170,000	164,848
Citigroup, Inc., 4.45%, 1/10/17		100,000	104,902
Citigroup, Inc., 5.50%, 2/15/17		140,000	149,344
Citigroup, Inc., 1.75%, 5/1/18		370,000	370,102
Citigroup, Inc., 4.50%, 1/14/22		260,000	284,486
Citigroup, Inc., 4.05%, 7/30/22		50,000	52,135
Citigroup, Inc., 3.30%, 4/27/25		360,000	354,072
Citigroup, Inc., 6.00%, 10/31/33		50,000	57,619
Citigroup, Inc., 5.30%, 5/6/44		50,000	54,020
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	200,000	343,590
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$170,000	181,028
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	186,402
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, VRN, 2.50%, 5/26/21	EUR	100,000	113,356
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	240,000	292,173
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	295,000	366,034
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	80,000	107,996
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	220,353
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	222,000	290,582
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	420,000	744,507
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	290,000	361,611
Fifth Third Bancorp, 4.30%, 1/16/24		$60,000	62,824
Fifth Third Bank, 2.875%, 10/1/21		250,000	250,762
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	110,000	202,756
HSBC Holdings plc, 5.10%, 4/5/21		$90,000	101,926
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	200,000	240,643
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	354,624
JPMorgan Chase & Co., 6.00%, 1/15/18		$560,000	622,503
JPMorgan Chase & Co., 3.25%, 9/23/22		70,000	70,758
JPMorgan Chase & Co., 3.875%, 9/10/24		190,000	191,052
JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	234,551

36

		Shares/ Principal Amount	Value
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		$250,000	$262,813
KeyCorp, MTN, 2.30%, 12/13/18		120,000	121,694
KFW, 2.00%, 6/1/16		230,000	233,715
KFW, 3.875%, 1/21/19	EUR	225,000	282,193
KFW, MTN, 4.625%, 1/4/23	EUR	380,000	550,744
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	160,183
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		$190,000	194,965
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	100,000	108,834
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	100,000	119,066
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	100,000	119,500
SunTrust Banks, Inc., 3.60%, 4/15/16		$40,000	40,830
U.S. Bancorp, 3.44%, 2/1/16		100,000	101,587
U.S. Bancorp, MTN, 3.00%, 3/15/22		70,000	71,566
U.S. Bancorp, MTN, 3.60%, 9/11/24		190,000	194,286
US Bank N.A., 2.80%, 1/27/25		250,000	245,771
Wells Fargo & Co., 3.68%, 6/15/16		120,000	123,524
Wells Fargo & Co., 4.125%, 8/15/23		100,000	105,859
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,413
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	118,278
Wells Fargo & Co., MTN, 4.60%, 4/1/21		$210,000	233,822
Wells Fargo & Co., MTN, 3.00%, 2/19/25		80,000	78,422
Wells Fargo & Co., MTN, 4.10%, 6/3/26		120,000	123,725
Wells Fargo & Co., MTN, 4.65%, 11/4/44		50,000	50,129
			14,285,684
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		40,000	47,945
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		220,000	215,514
Coca-Cola Co. (The), 1.80%, 9/1/16		140,000	141,909
Pernod-Ricard SA, 2.95%, 1/15/17(4)		170,000	174,286
			579,654
Biotechnology — 0.1%
Amgen, Inc., 2.125%, 5/15/17		140,000	142,360
Amgen, Inc., 4.10%, 6/15/21		70,000	75,271
Amgen, Inc., 5.375%, 5/15/43		120,000	132,146
Celgene Corp., 3.25%, 8/15/22		90,000	91,311
Celgene Corp., 3.625%, 5/15/24		120,000	122,812
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	122,045
			685,945
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23		80,000	85,493
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		330,000	366,429
Fidelity International Ltd., 7.125%, 2/13/24	GBP	100,000	191,797
Jefferies Group, Inc., 5.125%, 4/13/18		$90,000	95,942
			739,661
Chemicals — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16		100,000	101,238

37

		Shares/ Principal Amount	Value
Dow Chemical Co. (The), 4.25%, 11/15/20		$100,000	$108,435
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		30,000	29,761
Eastman Chemical Co., 2.70%, 1/15/20		110,000	111,050
Eastman Chemical Co., 3.60%, 8/15/22		12,000	12,374
Ecolab, Inc., 4.35%, 12/8/21		160,000	174,366
LyondellBasell Industries NV, 4.625%, 2/26/55		50,000	45,980
Mosaic Co. (The), 4.25%, 11/15/23		80,000	84,463
Mosaic Co. (The), 5.625%, 11/15/43		60,000	67,335
			735,002
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22		220,000	226,085
Waste Management, Inc., 4.10%, 3/1/45		70,000	66,825
			292,910
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		40,000	39,988
Cisco Systems, Inc., 5.90%, 2/15/39		220,000	267,743
			307,731
Construction Materials†
Owens Corning, 4.20%, 12/15/22		90,000	92,574
Consumer Finance — 0.2%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		250,000	275,287
American Express Co., 1.55%, 5/22/18		60,000	59,818
American Express Credit Corp., 1.30%, 7/29/16		110,000	110,597
Capital One Bank USA N.A., 2.30%, 6/5/19		250,000	250,325
Discover Bank, 2.00%, 2/21/18		31,000	31,057
Equifax, Inc., 3.30%, 12/15/22		100,000	101,017
PNC Bank N.A., 6.00%, 12/7/17		340,000	376,879
Synchrony Financial, 3.00%, 8/15/19		50,000	50,941
			1,255,921
Containers and Packaging†
Rock-Tenn Co., 3.50%, 3/1/20		80,000	82,990
Diversified Consumer Services†
Catholic Health Initiatives, 1.60%, 11/1/17		35,000	35,043
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	69,067
Johns Hopkins University, 4.08%, 7/1/53		30,000	29,751
			133,861
Diversified Financial Services — 1.3%
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	100,000	109,881
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	194,707
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	200,000	267,281
General Electric Capital Corp., 5.30%, 2/11/21		$40,000	46,027
General Electric Capital Corp., MTN, 2.30%, 4/27/17		270,000	276,706
General Electric Capital Corp., MTN, 5.625%, 9/15/17		415,000	455,962
General Electric Capital Corp., MTN, 4.375%, 9/16/20		410,000	453,811
General Electric Capital Corp., MTN, 4.65%, 10/17/21		100,000	112,424
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		130,000	131,998

38

		Shares/ Principal Amount	Value
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		$150,000	$154,462
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		540,000	622,374
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		120,000	123,771
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		140,000	171,775
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		70,000	72,739
Gulf Gate Apartments, VRN, 0.18%, 6/4/15 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000) (5)		3,000,000	3,000,000
Morgan Stanley, 5.00%, 11/24/25		350,000	377,440
Morgan Stanley, MTN, 6.625%, 4/1/18		330,000	373,451
Morgan Stanley, MTN, 5.625%, 9/23/19		450,000	509,093
Morgan Stanley, MTN, 3.70%, 10/23/24		150,000	152,705
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	170,000	233,464
UBS AG (Stamford Branch), 5.875%, 12/20/17		$186,000	205,609
			8,045,680
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 2.625%, 12/1/22		90,000	86,442
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	113,108
AT&T, Inc., 6.55%, 2/15/39		$171,000	200,573
AT&T, Inc., 4.30%, 12/15/42		130,000	117,122
British Telecommunications plc, 5.95%, 1/15/18		230,000	256,130
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)		180,000	182,876
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		19,000	21,985
Orange SA, 4.125%, 9/14/21		120,000	130,895
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	100,000	115,596
Verizon Communications, Inc., 3.65%, 9/14/18		$310,000	326,965
Verizon Communications, Inc., 3.50%, 11/1/21		80,000	83,189
Verizon Communications, Inc., 5.15%, 9/15/23		220,000	246,182
Verizon Communications, Inc., 5.05%, 3/15/34		340,000	353,160
Verizon Communications, Inc., 4.40%, 11/1/34		40,000	38,463
Verizon Communications, Inc., 4.75%, 11/1/41		120,000	117,280
Verizon Communications, Inc., 6.55%, 9/15/43		79,000	95,861
Verizon Communications, Inc., 4.86%, 8/21/46		57,000	54,943
Verizon Communications, Inc., 5.01%, 8/21/54		107,000	101,609
			2,642,379
Electric Utilities†
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	116,854
Energy Equipment and Services†
Ensco plc, 4.70%, 3/15/21		$180,000	186,290
Weatherford International Ltd., 4.50%, 4/15/22		80,000	77,478
			263,768
Food and Staples Retailing — 0.2%
Dollar General Corp., 3.25%, 4/15/23		70,000	67,944
Kroger Co. (The), 6.40%, 8/15/17		180,000	199,189
Kroger Co. (The), 3.30%, 1/15/21		170,000	175,600
Sysco Corp., 3.50%, 10/2/24		110,000	111,948
Wal-Mart Stores, Inc., 2.55%, 4/11/23		150,000	149,384
Wal-Mart Stores, Inc., 5.625%, 4/1/40		220,000	270,224
			974,289

39

	Shares/ Principal Amount	Value
Food Products — 0.1%
Kellogg Co., 4.45%, 5/30/16	$100,000	$103,499
Kraft Foods Group, Inc., 5.00%, 6/4/42	90,000	93,004
Mondelez International, Inc., 4.00%, 2/1/24	120,000	127,732
Tyson Foods, Inc., 4.50%, 6/15/22	100,000	108,171
		432,406
Gas Utilities — 0.3%
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	144,921
Enbridge, Inc., 4.50%, 6/10/44	60,000	53,713
Energy Transfer Partners LP, 4.15%, 10/1/20	110,000	114,771
Energy Transfer Partners LP, 5.20%, 2/1/22	50,000	53,457
Energy Transfer Partners LP, 3.60%, 2/1/23	110,000	107,060
Energy Transfer Partners LP, 6.50%, 2/1/42	80,000	88,248
Enterprise Products Operating LLC, 6.30%, 9/15/17	230,000	254,946
Enterprise Products Operating LLC, 4.85%, 3/15/44	220,000	220,873
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	200,000	212,304
Kinder Morgan, Inc., 4.30%, 6/1/25	40,000	40,071
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	116,275
Magellan Midstream Partners LP, 5.15%, 10/15/43	40,000	42,304
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	164,214
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	170,000	165,073
TransCanada PipeLines Ltd., 2.50%, 8/1/22	150,000	145,546
Williams Cos., Inc. (The), 3.70%, 1/15/23	80,000	78,060
Williams Partners LP, 4.125%, 11/15/20	20,000	21,145
Williams Partners LP, 5.10%, 9/15/45	60,000	56,696
		2,079,677
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	50,000	49,744
Becton Dickinson and Co., 3.73%, 12/15/24	180,000	183,992
Medtronic, Inc., 2.50%, 3/15/20(4)	70,000	71,009
Medtronic, Inc., 2.75%, 4/1/23	50,000	49,415
Medtronic, Inc., 3.50%, 3/15/25(4)	100,000	102,559
Medtronic, Inc., 4.375%, 3/15/35(4)	120,000	122,736
Zimmer Holdings, Inc., 2.70%, 4/1/20	60,000	60,464
		639,919
Health Care Providers and Services — 0.1%
Aetna, Inc., 2.75%, 11/15/22	90,000	89,262
Express Scripts Holding Co., 2.65%, 2/15/17	200,000	204,668
Express Scripts Holding Co., 7.25%, 6/15/19	140,000	167,108
NYU Hospitals Center, 4.43%, 7/1/42	70,000	68,957
UnitedHealth Group, Inc., 2.875%, 3/15/23	80,000	80,288
UnitedHealth Group, Inc., 4.25%, 3/15/43	80,000	81,510
		691,793
Industrial Conglomerates — 0.1%
General Electric Co., 5.25%, 12/6/17	320,000	351,451

40

		Shares/ Principal Amount	Value
General Electric Co., 2.70%, 10/9/22		$90,000	$90,070
General Electric Co., 4.125%, 10/9/42		160,000	159,767
			601,288
Insurance — 0.5%
ACE INA Holdings, Inc., 3.15%, 3/15/25		90,000	89,900
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	50,000	64,608
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	200,000	247,792
American International Group, Inc., 4.875%, 6/1/22		$240,000	267,834
American International Group, Inc., 4.50%, 7/16/44		70,000	69,899
American International Group, Inc., MTN, 5.85%, 1/16/18		170,000	188,389
Aquarius and Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	100,000	126,723
AXA SA, 7.125%, 12/15/20	GBP	110,000	202,294
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$120,000	132,756
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		70,000	71,910
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	115,021
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	200,000	228,008
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$30,000	36,438
Liberty Mutual Group, Inc., 4.85%, 8/1/44(4)		110,000	110,788
Lincoln National Corp., 6.25%, 2/15/20		180,000	210,364
Markel Corp., 4.90%, 7/1/22		120,000	131,449
Markel Corp., 3.625%, 3/30/23		30,000	30,268
MetLife, Inc., 4.125%, 8/13/42		70,000	67,760
MetLife, Inc., 4.875%, 11/13/43		70,000	75,650
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)		100,000	100,113
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	50,734
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		100,000	113,937
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		130,000	146,991
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(4)		60,000	62,164
Travelers Cos., Inc. (The), 4.60%, 8/1/43		60,000	64,627
Voya Financial, Inc., 5.50%, 7/15/22		40,000	45,777
Voya Financial, Inc., 5.70%, 7/15/43		110,000	130,171
WR Berkley Corp., 4.625%, 3/15/22		80,000	86,134
WR Berkley Corp., 4.75%, 8/1/44		50,000	50,026
			3,318,525
IT Services†
Fidelity National Information Services, Inc., 3.50%, 4/15/23		70,000	69,319
Xerox Corp., 2.95%, 3/15/17		50,000	51,407
			120,726
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		163,000	168,735
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24		60,000	62,986
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		80,000	89,691
			321,412
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		130,000	131,293

41

		Shares/ Principal Amount	Value
Deere & Co., 5.375%, 10/16/29		$250,000	$300,761
			432,054
Media — 0.4%
21st Century Fox America, Inc., 6.90%, 8/15/39		170,000	222,338
21st Century Fox America, Inc., 4.75%, 9/15/44		100,000	102,073
CBS Corp., 3.50%, 1/15/25		80,000	77,998
CBS Corp., 4.85%, 7/1/42		50,000	47,795
Comcast Corp., 6.40%, 5/15/38		110,000	139,647
Comcast Corp., 4.75%, 3/1/44		120,000	127,340
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 5.00%, 3/1/21		150,000	165,292
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24		50,000	52,423
Discovery Communications LLC, 5.625%, 8/15/19		130,000	146,341
Discovery Communications LLC, 3.25%, 4/1/23		60,000	58,365
NBCUniversal Media LLC, 5.15%, 4/30/20		80,000	91,058
NBCUniversal Media LLC, 4.375%, 4/1/21		440,000	483,572
NBCUniversal Media LLC, 2.875%, 1/15/23		60,000	59,601
Omnicom Group, Inc., 3.625%, 5/1/22		30,000	30,717
Scripps Networks Interactive, Inc., 2.80%, 6/15/20(3)		60,000	59,843
Time Warner Cable, Inc., 4.50%, 9/15/42		110,000	95,328
Time Warner, Inc., 7.70%, 5/1/32		220,000	298,949
Time Warner, Inc., 5.35%, 12/15/43		70,000	76,135
Viacom, Inc., 4.50%, 3/1/21		90,000	96,576
Viacom, Inc., 3.125%, 6/15/22		60,000	58,450
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		100,000	98,355
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		80,000	81,173
			2,669,369
Metals and Mining — 0.1%
Barrick North America Finance LLC, 4.40%, 5/30/21		150,000	155,712
Barrick North America Finance LLC, 5.75%, 5/1/43		30,000	30,233
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21		200,000	208,590
Freeport-McMoRan, Inc., 4.55%, 11/14/24		40,000	38,343
Glencore Finance Canada Ltd., 4.95%, 11/15/21(4)		70,000	75,287
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	100,000	110,936
Newmont Mining Corp., 6.25%, 10/1/39		$40,000	40,479
Teck Resources Ltd., 3.15%, 1/15/17		90,000	91,368
			750,948
Multi-Utilities — 0.5%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	81,005
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		20,000	18,536
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		60,000	57,328
Constellation Energy Group, Inc., 5.15%, 12/1/20		120,000	133,944
Consumers Energy Co., 2.85%, 5/15/22		30,000	30,323
Consumers Energy Co., 3.375%, 8/15/23		110,000	114,818
Dominion Resources, Inc., 6.40%, 6/15/18		190,000	216,078
Dominion Resources, Inc., 2.75%, 9/15/22		80,000	78,786

42

		Shares/ Principal Amount	Value
Dominion Resources, Inc., 3.625%, 12/1/24		$80,000	$81,147
Dominion Resources, Inc., 4.90%, 8/1/41		100,000	105,909
Duke Energy Florida, Inc., 6.35%, 9/15/37		170,000	226,910
Duke Energy Florida, Inc., 3.85%, 11/15/42		80,000	76,930
Duke Energy Progress, Inc., 4.15%, 12/1/44		70,000	71,144
Edison International, 3.75%, 9/15/17		110,000	116,024
Exelon Generation Co. LLC, 4.25%, 6/15/22		60,000	61,664
Exelon Generation Co. LLC, 5.60%, 6/15/42		40,000	43,544
GDF Suez, VRN, 4.75%, 7/10/21	EUR	200,000	246,722
Georgia Power Co., 4.30%, 3/15/42		$50,000	49,732
Nisource Finance Corp., 5.65%, 2/1/45		70,000	82,823
PacifiCorp, 6.00%, 1/15/39		70,000	88,343
Potomac Electric Power Co., 3.60%, 3/15/24		70,000	73,448
Progress Energy, Inc., 3.15%, 4/1/22		60,000	61,166
Sempra Energy, 6.50%, 6/1/16		150,000	158,487
Sempra Energy, 2.40%, 3/15/20		70,000	70,447
Sempra Energy, 2.875%, 10/1/22		130,000	129,164
Southern Power Co., 5.15%, 9/15/41		40,000	43,117
SSE plc, VRN, 2.375%, 4/1/21	EUR	200,000	216,974
Virginia Electric and Power Co., 4.45%, 2/15/44		$50,000	52,531
Xcel Energy, Inc., 4.80%, 9/15/41		30,000	32,451
			2,819,495
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24		180,000	184,514
Target Corp., 4.00%, 7/1/42		180,000	175,238
			359,752
Oil, Gas and Consumable Fuels — 0.4%
Anadarko Petroleum Corp., 5.95%, 9/15/16		40,000	42,403
Anadarko Petroleum Corp., 6.45%, 9/15/36		60,000	71,899
Apache Corp., 4.75%, 4/15/43		50,000	48,357
BP Capital Markets plc, 4.50%, 10/1/20		40,000	44,291
BP Capital Markets plc, 2.75%, 5/10/23		60,000	58,458
BP Capital Markets plc, 3.51%, 3/17/25		40,000	40,273
Chevron Corp., 2.43%, 6/24/20		40,000	40,851
ConocoPhillips Holding Co., 6.95%, 4/15/29		40,000	52,751
EOG Resources, Inc., 5.625%, 6/1/19		210,000	239,990
EOG Resources, Inc., 4.10%, 2/1/21		70,000	75,892
Exxon Mobil Corp., 2.71%, 3/6/25		140,000	138,999
Hess Corp., 6.00%, 1/15/40		50,000	55,118
Marathon Petroleum Corp., 3.50%, 3/1/16		40,000	40,763
Noble Energy, Inc., 4.15%, 12/15/21		120,000	126,755
Petro-Canada, 6.80%, 5/15/38		110,000	142,154
Phillips 66, 4.30%, 4/1/22		160,000	172,252
Phillips 66, 4.65%, 11/15/34		100,000	101,594
Shell International Finance BV, 2.375%, 8/21/22		100,000	98,054
Shell International Finance BV, 3.625%, 8/21/42		70,000	64,104

43

		Shares/ Principal Amount	Value
Shell International Finance BV, 4.55%, 8/12/43		$6,000	$6,290
Shell International Finance BV, MTN, 1.625%, 1/20/27	EUR	100,000	111,865
Statoil ASA, 4.80%, 11/8/43		$100,000	110,012
Talisman Energy, Inc., 7.75%, 6/1/19		80,000	93,104
Total Capital Canada Ltd., 2.75%, 7/15/23		80,000	78,948
Total Capital Canada Ltd., MTN, 2.125%, 9/18/29	EUR	100,000	116,707
Total Capital SA, 2.125%, 8/10/18		$90,000	91,785
			2,263,669
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(4)		130,000	130,768
International Paper Co., 6.00%, 11/15/41		30,000	33,703
			164,471
Pharmaceuticals — 0.2%
AbbVie, Inc., 1.75%, 11/6/17		110,000	110,450
AbbVie, Inc., 2.90%, 11/6/22		120,000	118,159
AbbVie, Inc., 4.40%, 11/6/42		130,000	126,092
Actavis Funding SCS, 4.55%, 3/15/35		80,000	79,236
Actavis, Inc., 1.875%, 10/1/17		130,000	130,421
Actavis, Inc., 3.25%, 10/1/22		190,000	187,698
Actavis, Inc., 4.625%, 10/1/42		40,000	39,095
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		70,000	70,431
Merck & Co., Inc., 2.40%, 9/15/22		110,000	108,490
Roche Holdings, Inc., 3.35%, 9/30/24(4)		60,000	61,451
Roche Holdings, Inc., 4.00%, 11/28/44(4)		200,000	200,390
Sanofi, 4.00%, 3/29/21		78,000	85,154
			1,317,067
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		40,000	44,040
DDR Corp., 3.625%, 2/1/25		80,000	78,537
Essex Portfolio LP, 3.625%, 8/15/22		90,000	92,067
Essex Portfolio LP, 3.375%, 1/15/23		40,000	40,072
Essex Portfolio LP, 3.25%, 5/1/23		30,000	29,725
HCP, Inc., 3.75%, 2/1/16		130,000	132,409
Health Care REIT, Inc., 2.25%, 3/15/18		30,000	30,409
Health Care REIT, Inc., 3.75%, 3/15/23		100,000	101,292
Hospitality Properties Trust, 4.65%, 3/15/24		100,000	101,500
Hospitality Properties Trust, 4.50%, 3/15/25		80,000	80,158
Kilroy Realty LP, 3.80%, 1/15/23		140,000	142,680
Realty Income Corp., 4.125%, 10/15/26		50,000	51,933
Senior Housing Properties Trust, 4.75%, 5/1/24		100,000	103,159
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15		100,000	101,092
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21		40,000	43,945
			1,173,018
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		142,000	150,736
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41		50,000	54,781

44

		Shares/ Principal Amount	Value
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		$20,000	$21,795
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		130,000	130,329
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		40,000	38,161
CSX Corp., 4.25%, 6/1/21		110,000	120,661
CSX Corp., 3.40%, 8/1/24		110,000	112,182
Norfolk Southern Corp., 5.75%, 4/1/18		140,000	155,976
Norfolk Southern Corp., 3.25%, 12/1/21		90,000	93,097
Union Pacific Corp., 4.00%, 2/1/21		60,000	65,950
Union Pacific Corp., 4.75%, 9/15/41		120,000	131,805
			1,075,473
Semiconductors and Semiconductor Equipment†
Intel Corp., 1.35%, 12/15/17		100,000	100,505
Software — 0.2%
Intuit, Inc., 5.75%, 3/15/17		302,000	325,325
Microsoft Corp., 2.375%, 5/1/23		50,000	49,437
Microsoft Corp., 2.70%, 2/12/25		120,000	117,455
Oracle Corp., 2.50%, 10/15/22		200,000	196,513
Oracle Corp., 3.625%, 7/15/23		160,000	168,179
Oracle Corp., 3.40%, 7/8/24		80,000	82,014
Oracle Corp., 4.30%, 7/8/34		20,000	20,285
			959,208
Specialty Retail†
Home Depot, Inc. (The), 5.95%, 4/1/41		180,000	227,166
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.00%, 5/3/18		100,000	99,158
Apple, Inc., 2.85%, 5/6/21		100,000	102,829
Apple, Inc., 3.45%, 5/6/24		220,000	227,821
Hewlett-Packard Co., 4.30%, 6/1/21		150,000	159,054
			588,862
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22		260,000	255,129
Philip Morris International, Inc., 4.125%, 5/17/21		150,000	163,445
			418,574
Wireless Telecommunication Services†
Vodafone Group plc, 5.625%, 2/27/17		70,000	74,986
TOTAL CORPORATE BONDS (Cost $55,160,309)			56,549,520
SOVEREIGN GOVERNMENTS AND AGENCIES — 7.2%
Australia — 0.2%
Australia Government Bond, 4.50%, 4/15/20	AUD	204,000	173,136
Australia Government Bond, 2.75%, 4/21/24	AUD	1,010,000	777,640
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	210,000	165,966
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	247,000	200,131
			1,316,873
Austria — 0.1%
Austria Government Bond, 4.35%, 3/15/19(4)	EUR	285,000	364,688

45

		Shares/ Principal Amount	Value
Austria Government Bond, 3.90%, 7/15/20(4)	EUR	58,000	$76,013
Austria Government Bond, 3.40%, 11/22/22(4)	EUR	125,000	167,541
Austria Government Bond, 1.65%, 10/21/24(4)	EUR	72,000	86,388
Austria Government Bond, 4.15%, 3/15/37(4)	EUR	100,000	173,149
			867,779
Belgium — 0.3%
Belgium Government Bond, 4.00%, 3/28/18(4)	EUR	253,000	310,360
Belgium Government Bond, 4.25%, 9/28/22	EUR	217,000	303,912
Belgium Government Bond, 2.25%, 6/22/23	EUR	431,000	536,570
Belgium Government Bond, 5.00%, 3/28/35(4)	EUR	95,000	170,628
Belgium Government Bond, 4.25%, 3/28/41(4)	EUR	123,000	216,649
			1,538,119
Canada — 0.5%
Canadian Government Bond, 1.50%, 3/1/17	CAD	490,000	400,684
Canadian Government Bond, 4.00%, 6/1/17	CAD	123,000	105,700
Canadian Government Bond, 3.75%, 6/1/19	CAD	228,000	205,378
Canadian Government Bond, 3.25%, 6/1/21	CAD	447,000	405,039
Canadian Government Bond, 4.00%, 6/1/41	CAD	425,000	461,721
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	257,000	226,656
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	410,000	347,986
Province of Ontario Canada, 1.00%, 7/22/16		$90,000	90,423
Province of Ontario Canada, 4.40%, 6/2/19	CAD	325,000	293,952
Province of Ontario Canada, 4.65%, 6/2/41	CAD	240,000	249,375
Province of Quebec Canada, 3.00%, 9/1/23	CAD	180,000	154,367
Province of Quebec Canada, 5.00%, 12/1/41	CAD	55,000	59,553
			3,000,834
Denmark†
Denmark Government Bond, 4.00%, 11/15/19	DKK	16,000	2,782
Denmark Government Bond, 7.00%, 11/10/24	DKK	563,000	133,489
Denmark Government Bond, 4.50%, 11/15/39	DKK	285,000	72,242
			208,513
Finland — 0.1%
Finland Government Bond, 4.375%, 7/4/19(4)	EUR	105,000	135,925
Finland Government Bond, 1.625%, 9/15/22(4)	EUR	142,000	169,857
Finland Government Bond, 4.00%, 7/4/25(4)	EUR	77,000	112,000
			417,782
France — 0.6%
France Government Bond OAT, 3.25%, 10/25/21	EUR	1,375,000	1,791,146
France Government Bond OAT, 1.75%, 11/25/24	EUR	539,000	647,480
France Government Bond OAT, 5.50%, 4/25/29	EUR	87,000	149,755
France Government Bond OAT, 3.25%, 5/25/45	EUR	457,000	701,435
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	526,000	588,120
			3,877,936
Germany — 0.5%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	726,000	914,665
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	783,000	990,615

46

		Shares/ Principal Amount	Value
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	125,000	$153,469
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	159,000	294,341
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	268,000	398,578
			2,751,668
Ireland — 0.1%
Ireland Government Bond, 5.90%, 10/18/19	EUR	120,000	164,102
Ireland Government Bond, 3.40%, 3/18/24	EUR	139,000	182,298
			346,400
Italy — 0.7%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	890,000	1,054,209
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	1,508,000	1,711,626
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/24	EUR	677,000	785,496
Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	EUR	350,000	464,885
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(4)	EUR	212,000	321,357
			4,337,573
Japan — 2.3%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	399,000,000	3,246,434
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	528,100,000	4,492,281
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	272,400,000	2,665,551
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	109,200,000	994,836
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	284,650,000	2,697,881
			14,096,983
Netherlands — 0.2%
Netherlands Government Bond, 3.50%, 7/15/20(4)	EUR	361,000	464,952
Netherlands Government Bond, 2.25%, 7/15/22(4)	EUR	211,000	262,837
Netherlands Government Bond, 3.75%, 1/15/42(4)	EUR	73,000	129,219
Netherlands Government Bond, 2.75%, 1/15/47	EUR	15,000	23,131
			880,139
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	287,000	217,439
Norway†
Norway Government Bond, 3.75%, 5/25/21(4)	NOK	1,193,000	176,641
Singapore†
Singapore Government Bond, 2.375%, 4/1/17	SGD	220,000	167,192
Singapore Government Bond, 3.125%, 9/1/22	SGD	98,000	77,181
			244,373
Spain — 0.6%
Spain Government Bond, 5.50%, 7/30/17(4)	EUR	440,000	538,688
Spain Government Bond, 4.30%, 10/31/19(4)	EUR	805,000	1,022,318
Spain Government Bond, 5.85%, 1/31/22(4)	EUR	15,000	21,261
Spain Government Bond, 4.40%, 10/31/23(4)	EUR	729,000	971,866
Spain Government Bond, 1.60%, 4/30/25(4)	EUR	830,000	892,509
Spain Government Bond, 5.15%, 10/31/44(4)	EUR	170,000	271,639
			3,718,281
Sweden — 0.1%
Sweden Government Bond, 3.50%, 6/1/22	SEK	2,860,000	406,905

47

		Shares/ Principal Amount	Value
Switzerland — 0.1%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	410,000	$500,010
Switzerland Government Bond, 2.50%, 3/8/36	CHF	77,000	117,108
			617,118
United Kingdom — 0.8%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	490,000	782,305
United Kingdom Gilt, 5.00%, 3/7/18	GBP	175,000	298,884
United Kingdom Gilt, 4.50%, 3/7/19	GBP	225,000	388,608
United Kingdom Gilt, 8.00%, 6/7/21	GBP	56,000	118,158
United Kingdom Gilt, 5.00%, 3/7/25	GBP	360,000	706,994
United Kingdom Gilt, 4.25%, 6/7/32	GBP	147,000	286,296
United Kingdom Gilt, 4.25%, 3/7/36	GBP	374,000	742,436
United Kingdom Gilt, 4.50%, 12/7/42	GBP	485,000	1,038,855
United Kingdom Gilt, 4.25%, 12/7/55	GBP	245,000	548,677
			4,911,213
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $47,198,210)			43,932,569
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 7.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.2%
FHLMC, VRN, 1.76%, 6/15/15		$92,855	95,287
FHLMC, VRN, 1.84%, 6/15/15		262,879	270,467
FHLMC, VRN, 1.96%, 6/15/15		207,088	213,849
FHLMC, VRN, 1.98%, 6/15/15		167,152	172,402
FHLMC, VRN, 2.08%, 6/15/15		469,789	479,074
FHLMC, VRN, 2.26%, 6/15/15		88,711	94,961
FHLMC, VRN, 2.33%, 6/15/15		360,696	366,322
FHLMC, VRN, 2.40%, 6/15/15		118,048	126,381
FHLMC, VRN, 2.41%, 6/15/15		395,409	422,637
FHLMC, VRN, 2.42%, 6/15/15		25,931	27,752
FHLMC, VRN, 2.55%, 6/15/15		61,683	65,374
FHLMC, VRN, 2.87%, 6/15/15		94,200	97,469
FHLMC, VRN, 3.05%, 6/15/15		239,679	255,630
FHLMC, VRN, 3.24%, 6/15/15		91,343	97,263
FHLMC, VRN, 3.29%, 6/15/15		225,692	239,717
FHLMC, VRN, 3.77%, 6/15/15		89,437	94,010
FHLMC, VRN, 4.06%, 6/15/15		114,177	120,090
FHLMC, VRN, 4.21%, 6/15/15		186,039	196,933
FHLMC, VRN, 5.13%, 6/15/15		48,456	51,684
FHLMC, VRN, 5.18%, 6/15/15		127,014	134,084
FHLMC, VRN, 6.12%, 6/15/15		100,135	107,574
FNMA, VRN, 1.89%, 6/25/15		204,237	214,221
FNMA, VRN, 1.92%, 6/25/15		361,845	380,596
FNMA, VRN, 1.94%, 6/25/15		273,397	287,936
FNMA, VRN, 1.94%, 6/25/15		578,449	609,228
FNMA, VRN, 1.94%, 6/25/15		369,379	389,023
FNMA, VRN, 1.94%, 6/25/15		278,471	293,280
FNMA, VRN, 2.20%, 6/25/15		27,358	29,185

48

	Shares/ Principal Amount	Value
FNMA, VRN, 2.31%, 6/25/15	$78,544	$83,821
FNMA, VRN, 2.33%, 6/25/15	63,071	67,341
FNMA, VRN, 2.34%, 6/25/15	200,870	214,657
FNMA, VRN, 2.70%, 6/25/15	276,237	284,692
FNMA, VRN, 3.36%, 6/25/15	137,572	144,295
FNMA, VRN, 3.68%, 6/25/15	178,822	188,314
FNMA, VRN, 3.92%, 6/25/15	136,405	144,812
FNMA, VRN, 5.05%, 6/25/15	214,260	230,650
		7,291,011
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.0%
FHLMC, 6.50%, 6/1/16	4,321	4,391
FHLMC, 4.50%, 1/1/19	189,552	198,036
FHLMC, 8.00%, 7/1/30	4,163	5,090
FHLMC, 6.50%, 5/1/31	12,335	14,189
FHLMC, 5.50%, 12/1/33	149,510	170,296
FHLMC, 5.50%, 1/1/38	303,794	342,107
FHLMC, 6.00%, 2/1/38	327,585	373,459
FHLMC, 6.00%, 11/1/38	240,492	273,945
FHLMC, 6.50%, 7/1/47	8,524	9,494
FNMA, 7.50%, 6/1/15	24	24
FNMA, 3.00%, 6/11/15(7)	250,000	253,189
FNMA, 3.50%, 6/11/15(7)	1,900,000	1,984,164
FNMA, 4.00%, 6/11/15(7)	1,810,000	1,932,599
FNMA, 4.50%, 6/11/15(7)	1,250,000	1,359,023
FNMA, 5.00%, 6/11/15(7)	150,000	166,847
FNMA, 5.50%, 6/11/15(7)	100,000	113,174
FNMA, 5.00%, 9/1/20	208,926	223,127
FNMA, 2.625%, 9/6/24	320,000	326,983
FNMA, 7.00%, 6/1/26	430	504
FNMA, 7.50%, 3/1/27	1,482	1,490
FNMA, 6.50%, 6/1/29	12,058	13,893
FNMA, 7.00%, 7/1/29	2,053	2,264
FNMA, 7.00%, 3/1/30	9,198	10,535
FNMA, 7.50%, 9/1/30	5,172	6,124
FNMA, 6.625%, 11/15/30	1,290,000	1,886,919
FNMA, 6.50%, 9/1/31	30,840	35,533
FNMA, 7.00%, 9/1/31	11,102	12,047
FNMA, 6.50%, 1/1/32	8,004	9,219
FNMA, 5.50%, 6/1/33	122,808	139,955
FNMA, 5.50%, 8/1/33	622,795	707,905
FNMA, 5.50%, 9/1/33	161,804	186,150
FNMA, 5.00%, 11/1/33	590,269	658,760
FNMA, 5.50%, 1/1/34	497,603	565,684
FNMA, 4.50%, 9/1/35	341,417	372,773
FNMA, 5.00%, 2/1/36	554,202	617,342
FNMA, 5.50%, 4/1/36	98,037	110,841
49

	Shares/ Principal Amount	Value
FNMA, 5.00%, 10/1/36	$115,534	$128,397
FNMA, 5.50%, 12/1/36	220,003	248,925
FNMA, 5.50%, 1/1/37	640,787	725,762
FNMA, 6.50%, 8/1/37	192,493	216,131
FNMA, 5.00%, 4/1/40	1,051,844	1,169,600
FNMA, 4.00%, 1/1/41	1,127,629	1,218,786
FNMA, 4.50%, 1/1/41	1,298,842	1,433,073
FNMA, 5.00%, 6/1/41	906,137	1,007,750
FNMA, 4.50%, 7/1/41	654,690	716,901
FNMA, 4.50%, 9/1/41	507,703	553,793
FNMA, 4.50%, 9/1/41	1,513,336	1,650,233
FNMA, 4.00%, 12/1/41	1,144,405	1,233,169
FNMA, 4.00%, 1/1/42	691,644	741,301
FNMA, 3.50%, 5/1/42	1,410,666	1,477,026
FNMA, 3.50%, 6/1/42	819,754	859,820
FNMA, 3.00%, 11/1/42	1,481,558	1,505,567
FNMA, 6.50%, 8/1/47	50,412	56,489
FNMA, 6.50%, 8/1/47	27,472	30,782
FNMA, 6.50%, 9/1/47	51,378	57,598
FNMA, 6.50%, 9/1/47	3,671	4,114
FNMA, 6.50%, 9/1/47	19,287	21,615
FNMA, 6.50%, 9/1/47	28,026	31,420
FNMA, 6.50%, 9/1/47	7,485	8,387
GNMA, 3.50%, 6/18/15(7)	175,000	183,688
GNMA, 4.00%, 6/18/15(7)	1,978,000	2,106,029
GNMA, 7.00%, 1/15/24	2,129	2,367
GNMA, 8.00%, 7/15/24	5,089	5,448
GNMA, 8.00%, 9/15/24	4,031	4,523
GNMA, 9.00%, 4/20/25	995	1,129
GNMA, 7.00%, 9/15/25	8,292	8,665
GNMA, 7.50%, 10/15/25	8,353	9,358
GNMA, 7.50%, 2/15/26	12,017	13,577
GNMA, 8.25%, 7/15/26	31,783	33,212
GNMA, 7.00%, 12/15/27	18,574	19,138
GNMA, 6.50%, 2/15/28	6,791	7,768
GNMA, 6.50%, 3/15/28	10,326	11,811
GNMA, 6.50%, 4/15/28	1,298	1,484
GNMA, 6.00%, 10/15/28	22,387	25,864
GNMA, 7.00%, 5/15/31	10,227	12,512
GNMA, 5.50%, 11/15/32	82,192	95,569
GNMA, 6.50%, 10/15/38	986,320	1,131,306
GNMA, 4.50%, 5/20/41	891,365	977,579
GNMA, 4.50%, 6/15/41	380,500	428,155
GNMA, 4.00%, 12/15/41	1,598,661	1,717,494
GNMA, 3.50%, 6/20/42	668,602	703,861
GNMA, 3.50%, 7/20/42	509,946	536,366

50

	Shares/ Principal Amount	Value
GNMA, 3.50%, 4/20/45	$219,518	$231,007
		36,452,624
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $42,332,510)		43,743,635
COMMERCIAL PAPER(8) — 3.5%
Bennington Stark Capital Co. LLC, 0.24%, 6/1/15(4)	2,100,000	2,099,977
BNP Paribas Finance, Inc., 0.19%, 6/5/15	2,100,000	2,099,958
Chariot Funding LLC, 0.24%, 6/10/15(4)	2,150,000	2,149,891
Crown Point Capital Co. LLC, 0.19%, 7/7/15(4)	2,200,000	2,199,581
Lexington Parker Capital Co. LLC, 0.19%, 7/24/15(4)	2,100,000	2,099,389
Liberty Street Funding LLC, 0.18%, 6/1/15(4)	2,100,000	2,099,977
Old Line Funding LLC, 0.28%, 10/2/15(4)	2,100,000	2,097,972
Thunder Bay Funding LLC, 0.27%, 6/15/15(4)	2,150,000	2,149,838
Toronto-Dominion Holdings USA, 0.24%, 9/18/15(4)	2,100,000	2,098,844
Toyota Motor Credit Corp., 0.29%, 11/23/15	2,100,000	2,097,030
TOTAL COMMERCIAL PAPER (Cost $21,192,100)		21,192,457
MUNICIPAL SECURITIES — 3.4%
Alameda County Industrial Development Authority Rev., (Pacific Paper Tube), VRDN, 0.13%, 6/4/15 (LOC: Wells Fargo Bank N.A.)	1,775,000	1,775,000
American Municipal Power-Ohio, Inc. Rev., (Building Bonds), 7.50%, 2/15/50	65,000	91,859
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	130,000	174,132
California GO, (Building Bonds), 7.55%, 4/1/39	30,000	45,344
California GO, (Building Bonds), 7.30%, 10/1/39	80,000	115,752
California GO, (Building Bonds), 7.60%, 11/1/40	65,000	100,014
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.14%, 6/3/15 (LOC: JPMorgan Chase Bank N.A.) (Acquired 4/11/12, Cost $2,200,000)(5)	2,200,000	2,200,000
City of New York GO, Series 1995 F-5, VRDN, 0.09%, 6/3/15 (LOC: Bayerische Landesbank)	410,000	410,000
City of Venice Health Care Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.14%, 6/4/15 (AGM)(LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Idaho Housing & Finance Association Rev., Series 2011 A, (Traditions at Boise Apartments), VRDN, 0.10%, 6/3/15	500,000	500,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	130,000	123,830
Illinois Housing Development Authority Rev., Series 2015 A-3, VRDN, 0.12%, 6/4/15	2,150,000	2,150,000
Little Rock Metrocentre Improvement District No. 1 Rev., (Little Rock Newspapers, Inc.), VRDN, 0.11%, 6/1/15 (LOC: JPMorgan Chase Bank N.A.)	600,000	600,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	65,000	85,615
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	80,000	98,366
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	55,000	74,736
Metropolitan Water District of Southern California Rev., Series 2015 E, VRN, 0.17%, 6/4/15	3,000,000	3,000,000

51

	Shares/ Principal Amount	Value
Mission Economic Development Corp. Solid Waste Disposal Rev., (IESI Corp.), VRDN, 0.13%, 6/4/15 (LOC: Bank of America N.A.)	$1,000,000	$1,000,000
Nevada Housing Division Multifamily Rev., (Golden Apartments), VRDN, 0.11%, 6/4/15 (LIQ FAC: FHLMC)	1,600,000	1,600,000
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	100,000	144,987
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	75,000	105,356
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	40,000	52,193
New York State Housing Finance Agency Rev., Series 2014 A, (Maestro W. Chelsea Housing),VRDN, 0.09%, 6/3/15 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	110,000	125,575
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.14%, 6/3/15 (LOC: FNMA)	655,000	655,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	88,813
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	56,940
Port Authority of New York & New Jersey Rev., (Consolidated Bonds) 4.46%, 10/1/62	120,000	124,350
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	150,000	180,203
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	180,000	223,737
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	110,064
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	75,000	92,113
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	105,000	128,628
Texas GO, (Building Bonds), 5.52%, 4/1/39	125,000	159,999
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.09%, 6/4/15 (SBBPA: JPMorgan Chase Bank N.A.)	1,120,000	1,120,000
University of Illinois Rev., Series 1997 B, (Health Services Facilities System), VRDN, 0.09%, 6/3/15 (LOC: Wells Fargo Bank N.A.)	900,000	900,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	50,000	59,612
TOTAL MUNICIPAL SECURITIES (Cost $19,994,017)		20,472,218
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 1.6%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 6/1/15	140,292	140,718
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 6/1/15	200,000	202,898
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	675,000	686,429
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.99%, 6/15/15(4)	450,000	450,447

52

	Shares/ Principal Amount	Value
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, VRN, 3.49%, 6/1/15(4)	$400,000	$407,359
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	525,000	540,246
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(4)	125,000	131,927
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.14%, 6/15/15(4)	750,000	749,190
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.99%, 6/15/15(4)	515,000	514,752
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	375,000	415,619
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 6/1/15	425,000	461,213
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 6/1/15	108,000	116,760
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	550,000	595,302
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	450,000	464,499
Core Industrial Trust, Series 2015-4, Class A, 3.29%, 2/10/37	725,000	739,566
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(4)	75,000	76,877
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	250,000	261,148
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 6/10/15(4)	750,000	778,241
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	150,000	165,021
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	250,000	278,253
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.09%, 6/15/15(4)	500,000	500,323
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	42,108	42,644
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 6/11/15	100,000	100,598
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35%, 7/13/29(4)	800,000	838,878
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,461,400)		9,658,908
ASSET-BACKED SECURITIES(6) — 0.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A, 2.63%, 12/20/21	325,000	324,935
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(4)	187,500	187,847
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(4)	400,000	409,990
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(4)	75,000	74,985
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.44%, 6/15/15	100,000	99,568
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.60%, 6/7/15(4)	494,738	494,587
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	255,619	255,540

53

	Shares/ Principal Amount	Value
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.55%, 6/15/15	$425,000	$424,706
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(4)	198,636	198,714
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.36%, 6/15/15	375,317	374,928
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.58%, 6/10/15(4)	587,228	586,876
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	117,703	118,573
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	535,113	531,834
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	363,077	363,091
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	375,000	375,590
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(4)	134,019	134,007
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(4)	87,262	88,263
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(4)	344,589	346,024
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	74,964	77,213
TOTAL ASSET-BACKED SECURITIES (Cost $5,465,971)		5,467,271
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 0.5%
Private Sponsor Collateralized Mortgage Obligations — 0.3%
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 6/1/15(4)	154,748	154,585
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 6/1/15(4)	405,191	418,162
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 6/1/15(4)	219,193	226,678
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.92%, 6/25/15	61,645	59,473
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.47%, 6/1/15	46,949	46,260
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.64%, 6/1/15	1,188,337	1,211,611
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.80%, 6/1/15	41,826	40,908
		2,157,677
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	424,935	465,748
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	571,877	572,202
		1,037,950
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,146,404)		3,195,627
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Growth ETF	869	87,569
iShares Russell Mid-Cap Value ETF	14,715	1,113,926
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,052,785)		1,201,495

54

	Shares/ Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS†
Household Durables†
Beazer Homes USA, Inc., 7.50%, 7/15/15 (Cost $15,351)	593	$15,975
TEMPORARY CASH INVESTMENTS — 2.8%
SSgA U.S. Government Money Market Fund, Class N	13,626,044	13,626,044
State Street Institutional Liquid Reserves Fund, Premier Class	3,671,095	3,671,095
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,297,139)		17,297,139
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $553,522,370)		615,655,874
OTHER ASSETS AND LIABILITIES — (1.2)%		(7,330,666)
TOTAL NET ASSETS — 100.0%		$608,325,208

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	45,000	USD	35,409	Barclays Bank plc	6/17/15	$(1,032)
AUD	90,000	USD	70,518	JPMorgan Chase Bank N.A.	6/17/15	(1,764)
AUD	52,273	USD	40,929	JPMorgan Chase Bank N.A.	6/17/15	(995)
USD	45,585	AUD	58,948	Barclays Bank plc	6/17/15	552
USD	496,693	AUD	642,302	Barclays Bank plc	6/17/15	6,016
USD	23,646	AUD	29,605	Barclays Bank plc	6/17/15	1,030
USD	39,760	AUD	50,000	JPMorgan Chase Bank N.A.	6/17/15	1,563
CAD	59,761	USD	50,000	Barclays Bank plc	6/17/15	(1,958)
CAD	127,166	USD	105,000	JPMorgan Chase Bank N.A.	6/17/15	(2,772)
CAD	48,596	USD	40,000	JPMorgan Chase Bank N.A.	6/17/15	(934)
CAD	18,460	USD	14,824	JPMorgan Chase Bank N.A.	6/30/15	13
USD	23,687	CAD	28,311	Barclays Bank plc	6/17/15	928
USD	120,117	CAD	147,414	JPMorgan Chase Bank N.A.	6/17/15	1,612
USD	1,014,468	CAD	1,245,006	JPMorgan Chase Bank N.A.	6/17/15	13,615
USD	80,000	CAD	99,877	UBS AG	6/17/15	(290)
USD	450,925	CAD	560,263	JPMorgan Chase Bank N.A.	6/30/15	619
USD	723,968	CAD	899,512	JPMorgan Chase Bank N.A.	6/30/15	994
USD	510,416	CAD	634,179	JPMorgan Chase Bank N.A.	6/30/15	701
USD	20,148	CAD	25,048	JPMorgan Chase Bank N.A.	6/30/15	16
CHF	266,708	USD	276,436	JPMorgan Chase Bank N.A.	6/17/15	7,486
USD	306,336	CHF	291,626	JPMorgan Chase Bank N.A.	6/17/15	(4,112)
USD	1,126	CHF	1,050	UBS AG	6/17/15	8
USD	1,952	CHF	1,820	UBS AG	6/17/15	14
CLP	9,405,953	USD	15,195	UBS AG	6/17/15	—
DKK	486,421	USD	70,039	UBS AG	6/17/15	1,601
USD	71,926	DKK	499,524	UBS AG	6/17/15	(1,644)
EUR	220,000	USD	249,584	Barclays Bank plc	6/17/15	(7,912)
EUR	35,000	USD	39,412	Barclays Bank plc	6/17/15	(965)
EUR	100,000	USD	108,987	Deutsche Bank	6/17/15	864

55

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	120,000	USD	130,785	Deutsche Bank	6/17/15	$1,036
EUR	997,372	USD	1,070,630	UBS AG	6/17/15	24,991
EUR	130,000	USD	147,765	UBS AG	6/17/15	(4,959)
USD	107,775	EUR	95,000	Barclays Bank plc	6/17/15	3,416
USD	78,991	EUR	70,000	Barclays Bank plc	6/17/15	2,095
USD	33,455	EUR	30,000	Deutsche Bank	6/17/15	500
USD	65,944	EUR	60,000	Deutsche Bank	6/17/15	33
USD	252,304	EUR	225,000	Deutsche Bank	6/17/15	5,140
USD	130,659	EUR	115,000	JPMorgan Chase Bank N.A.	6/17/15	4,331
USD	10,311,996	EUR	9,602,648	UBS AG	6/17/15	(236,593)
USD	32,832	EUR	30,000	UBS AG	6/17/15	(123)
USD	23,075	EUR	21,196	UBS AG	6/30/15	(212)
USD	467,200	EUR	429,144	UBS AG	6/30/15	(4,300)
USD	745,498	EUR	684,772	UBS AG	6/30/15	(6,862)
GBP	30,000	USD	45,886	Barclays Bank plc	6/17/15	(39)
GBP	55,000	USD	84,124	Barclays Bank plc	6/17/15	(72)
GBP	242,215	USD	363,780	Deutsche Bank	6/17/15	6,378
GBP	30,000	USD	46,979	Deutsche Bank	6/17/15	(1,132)
GBP	50,000	USD	78,684	Deutsche Bank	6/17/15	(2,272)
GBP	105,000	USD	159,907	UBS AG	6/17/15	556
GBP	60,000	USD	91,979	UBS AG	6/17/15	(285)
GBP	85,000	USD	130,303	UBS AG	6/17/15	(404)
USD	475,571	GBP	313,360	Barclays Bank plc	6/17/15	(3,313)
USD	628,012	GBP	413,805	Barclays Bank plc	6/17/15	(4,375)
USD	45,682	GBP	30,000	Barclays Bank plc	6/17/15	(164)
USD	1,908,703	GBP	1,270,106	Barclays Bank plc	6/17/15	(32,303)
USD	39,472	GBP	25,206	Deutsche Bank	6/17/15	951
USD	113,287	GBP	72,266	Deutsche Bank	6/17/15	2,849
USD	157,937	GBP	103,562	UBS AG	6/17/15	(329)
USD	45,688	GBP	30,000	UBS AG	6/17/15	(159)
HKD	48,924	USD	6,312	JPMorgan Chase Bank N.A.	6/17/15	(3)
JPY	16,200,464	USD	135,000	Deutsche Bank	6/17/15	(4,449)
JPY	8,930,235	USD	75,000	JPMorgan Chase Bank N.A.	6/17/15	(3,036)
JPY	7,176,876	USD	60,000	JPMorgan Chase Bank N.A.	6/17/15	(2,165)
JPY	111,169,078	USD	927,854	JPMorgan Chase Bank N.A.	6/17/15	(32,003)
JPY	17,868,645	USD	150,000	UBS AG	6/17/15	(6,006)
USD	130,000	JPY	16,176,680	Barclays Bank plc	6/17/15	(359)
USD	90,000	JPY	10,786,219	Deutsche Bank	6/17/15	3,080
USD	140,000	JPY	16,691,934	JPMorgan Chase Bank N.A.	6/17/15	5,489
USD	245,000	JPY	29,210,885	JPMorgan Chase Bank N.A.	6/17/15	9,605
USD	30,000	JPY	3,720,894	JPMorgan Chase Bank N.A.	6/17/15	15
USD	133,499	JPY	16,418,625	JPMorgan Chase Bank N.A.	6/17/15	1,190
USD	300,000	JPY	35,720,940	JPMorgan Chase Bank N.A.	6/17/15	12,144
USD	4,837,433	JPY	579,563,206	UBS AG	6/17/15	167,048
USD	117,917	JPY	14,508,316	Credit Suisse AG	6/30/15	977
USD	4,513	JPY	559,968	Credit Suisse AG	6/30/15	—

56

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	1,447,933,118	USD	1,334,501	Westpac Group	6/17/15	$(35,805)
KRW	224,905,800	USD	210,000	Westpac Group	6/17/15	(8,275)
USD	274,815	KRW	298,174,416	Westpac Group	6/17/15	7,373
USD	100,000	KRW	109,700,000	Westpac Group	6/17/15	1,607
NOK	10,608,879	USD	1,397,253	Deutsche Bank	6/17/15	(32,695)
NOK	11,926,167	USD	1,570,748	Deutsche Bank	6/17/15	(36,755)
USD	1,307,861	NOK	10,357,980	JPMorgan Chase Bank N.A.	6/17/15	(24,426)
USD	1,595,658	NOK	12,637,276	JPMorgan Chase Bank N.A.	6/17/15	(29,801)
NZD	134,046	USD	102,239	Deutsche Bank	6/17/15	(7,266)
NZD	180,000	USD	137,001	UBS AG	6/17/15	(9,469)
USD	66,868	NZD	87,671	Deutsche Bank	6/17/15	4,752
USD	66,255	NZD	90,000	State Street Bank & Trust Co.	6/17/15	2,489
USD	125,722	NZD	171,340	State Street Bank & Trust Co.	6/17/15	4,326
USD	96,384	NZD	130,000	State Street Bank & Trust Co.	6/17/15	4,277
SEK	410,429	USD	50,000	Deutsche Bank	6/17/15	(1,851)
SEK	1,067,116	USD	130,000	Deutsche Bank	6/17/15	(4,812)
USD	50,000	SEK	429,762	Barclays Bank plc	6/17/15	(417)
USD	40,000	SEK	340,094	Barclays Bank plc	6/17/15	102
USD	162,386	SEK	1,414,167	UBS AG	6/17/15	(3,516)
USD	41,218	SEK	358,958	UBS AG	6/17/15	(892)
SGD	108,453	USD	80,480	Barclays Bank plc	6/17/15	(58)
SGD	158,436	USD	120,000	Deutsche Bank	6/17/15	(2,513)
SGD	53,131	USD	40,000	JPMorgan Chase Bank N.A.	6/17/15	(601)
USD	65,000	SGD	86,806	State Street Bank & Trust Co.	6/17/15	630
USD	150,000	SGD	198,698	UBS AG	6/17/15	2,657
USD	40,000	SGD	54,144	UBS AG	6/17/15	(150)
USD	140,000	TWD	4,260,200	UBS AG	6/17/15	1,718
						$(250,210)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
5	U.S. Treasury 10-Year Notes	September 2015	$638,438	$(2,746)

57

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Certificates of Participation
CVA	-	Certificaten Van Aandelen
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PJSC	-	Public Joint Stock Company
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $26,036.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $35,344,111, which represented 5.8% of total net assets.

(5)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $5,200,000, which represented 0.9% of total net assets.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Forward commitment. Settlement date is indicated.

(8)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

58

Statement of Assets and Liabilities

MAY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $553,522,370)	$615,655,874
Foreign currency holdings, at value (cost of $411,144)	411,425
Deposits with broker for futures contracts	6,750
Receivable for investments sold	3,264,981
Receivable for capital shares sold	486,515
Unrealized appreciation on forward foreign currency exchange contracts	319,387
Dividends and interest receivable	2,292,384
622,437,316

Liabilities
Disbursements in excess of demand deposit cash	383
Payable for investments purchased	11,960,587
Payable for capital shares redeemed	991,917
Payable for variation margin on futures contracts	1,484
Unrealized depreciation on forward foreign currency exchange contracts	569,597
Accrued management fees	503,439
Distribution and service fees payable	84,701
14,112,108

Net Assets	$608,325,208

Net Assets Consist of:
Capital (par value and paid-in surplus)	$527,973,310
Undistributed net investment income	593,631
Undistributed net realized gain	17,894,296
Net unrealized appreciation	61,863,971
$608,325,208

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$301,111,722	50,684,007	$5.94
Institutional Class, $0.01 Par Value	$68,055,120	11,449,799	$5.94
A Class, $0.01 Par Value	$173,474,709	29,230,527	$5.93*
B Class, $0.01 Par Value	$2,063,100	349,927	$5.90
C Class, $0.01 Par Value	$45,342,416	7,688,742	$5.90
R Class, $0.01 Par Value	$16,286,642	2,748,087	$5.93
R6 Class, $0.01 Par Value	$1,991,499	335,028	$5.94
*Maximum offering price $6.29 (net asset value divided by 0.9425).

See Notes to Financial Statements.

59

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $88,534)	$3,059,231
Interest	2,460,579
5,519,810

Expenses:
Management fees	2,961,254
Distribution and service fees:
A Class	220,939
B Class	11,507
C Class	223,571
R Class	42,333
Directors' fees and expenses	10,717
Other expenses	3,915
3,474,236

Net investment income (loss)	2,045,574

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	23,549,515
Futures contract transactions	30,163
Foreign currency transactions	90,359
23,670,037

Change in net unrealized appreciation (depreciation) on:
Investments	(15,756,577)
Futures contracts	(2,746)
Translation of assets and liabilities in foreign currencies	(283,453)
(16,042,776)

Net realized and unrealized gain (loss)	7,627,261

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,672,835

See Notes to Financial Statements.

60

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2014
Increase (Decrease) in Net Assets	May 31, 2015	November 30, 2014
Operations
Net investment income (loss)	$2,045,574	$4,650,960
Net realized gain (loss)	23,670,037	41,118,592
Change in net unrealized appreciation (depreciation)	(16,042,776)	(4,972,747)
Net increase (decrease) in net assets resulting from operations	9,672,835	40,796,805

Distributions to Shareholders
From net investment income:
Investor Class	(800,273)	(2,662,451)
Institutional Class	(242,527)	(479,170)
A Class	(302,841)	(1,582,274)
B Class	—	(1,497)
C Class	—	(23,043)
R Class	(14,835)	(69,841)
R6 Class	(8,158)	(7,229)
From net realized gains:
Investor Class	(16,738,580)	(16,518,521)
Institutional Class	(3,666,455)	(2,012,155)
A Class	(10,301,509)	(14,312,332)
B Class	(136,340)	(156,388)
C Class	(2,409,005)	(2,425,097)
R Class	(918,124)	(931,564)
R6 Class	(100,773)	(14,298)
Decrease in net assets from distributions	(35,639,420)	(41,195,860)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	12,290,542	6,231,144

Net increase (decrease) in net assets	(13,676,043)	5,832,089

Net Assets
Beginning of period	622,001,251	616,169,162
End of period	$608,325,208	$622,001,251

Undistributed (distributions in excess of) net investment income	$593,631	$(83,309)

See Notes to Financial Statements.

61

Notes to Financial Statements

MAY 31, 2015 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

62

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three

63

years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.00% for the Investor Class, A Class, B Class, C Class and R Class. The annual management fee schedule ranges from 0.60% to 0.80% for the Institutional Class and 0.45% to 0.65% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2015 was 0.99% for the Investor Class, A Class, B Class, C Class and R Class, 0.79% for the Institutional Class and 0.64% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

64

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2015 totaled $273,192,909, of which $81,739,713 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2015 totaled $285,008,643, of which $86,974,149 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2015		Year ended November 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	325,000,000		325,000,000
Sold	5,543,176	$32,963,300	11,031,291	$66,643,490
Issued in reinvestment of distributions	2,989,638	17,261,870	3,230,851	18,852,604
Redeemed	(6,839,638)	(40,662,342)	(10,321,457)	(61,950,646)
	1,693,176	9,562,828	3,940,685	23,545,448
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	1,135,427	6,725,690	6,273,651	38,286,268
Issued in reinvestment of distributions	676,832	3,908,804	425,696	2,489,916
Redeemed	(1,057,907)	(6,284,961)	(1,432,375)	(8,623,802)
	754,352	4,349,533	5,266,972	32,152,382
A Class/Shares Authorized	175,000,000		175,000,000
Sold	2,958,966	17,541,457	8,031,085	48,177,905
Issued in reinvestment of distributions	1,794,593	10,342,031	2,703,693	15,729,598
Redeemed	(5,759,174)	(34,032,531)	(19,511,256)	(118,292,094)
	(1,005,615)	(6,149,043)	(8,776,478)	(54,384,591)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	1,273	7,309	43,873	260,936
Issued in reinvestment of distributions	22,438	128,800	25,842	149,385
Redeemed	(75,041)	(442,093)	(101,637)	(611,707)
	(51,330)	(305,984)	(31,922)	(201,386)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	1,017,964	5,965,851	1,465,389	8,781,476
Issued in reinvestment of distributions	397,703	2,282,953	400,605	2,315,764
Redeemed	(745,538)	(4,388,207)	(1,395,817)	(8,367,199)
	670,129	3,860,597	470,177	2,730,041
R Class/Shares Authorized	25,000,000		25,000,000
Sold	582,283	3,438,865	655,284	3,939,531
Issued in reinvestment of distributions	160,675	925,777	171,361	996,043
Redeemed	(614,892)	(3,640,319)	(681,650)	(4,106,935)
	128,066	724,323	144,995	828,639
R6 Class/Shares Authorized	10,000,000		10,000,000
Sold	82,805	489,636	267,877	1,649,373
Issued in reinvestment of distributions	18,859	108,931	3,653	21,527
Redeemed	(58,850)	(350,279)	(18,043)	(110,289)
	42,814	248,288	253,487	1,560,611
Net increase (decrease)	2,231,592	$12,290,542	1,267,916	$6,231,144

65

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$214,959,201	$66,976,945	—
U.S. Treasury Securities	—	110,992,914	—
Corporate Bonds	—	56,549,520	—
Sovereign Governments and Agencies	—	43,932,569	—
U.S. Government Agency Mortgage-Backed Securities	—	43,743,635	—
Commercial Paper	—	21,192,457	—
Municipal Securities	—	20,472,218	—
Commercial Mortgage-Backed Securities	—	9,658,908	—
Asset-Backed Securities	—	5,467,271	—
Collateralized Mortgage Obligations	—	3,195,627	—
Exchange-Traded Funds	1,201,495	—	—
Convertible Preferred Stocks	—	15,975	—
Temporary Cash Investments	17,297,139	—	—
	$233,457,835	$382,198,039	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$319,387	—

Liabilities
Other Financial Instruments
Futures Contracts	$(2,746)	—	—
Forward Foreign Currency Exchange Contracts	—	$(569,597)	—
	$(2,746)	$(569,597)	—

66

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $34,743,736.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 12 contracts.

Value of Derivative Instruments as of May 31, 2015
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$319,387	Unrealized depreciation on forward foreign currency exchange contracts	$569,597
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	1,484
		$319,387		$571,081

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$219,479	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(299,727)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	30,163	Change in net unrealized appreciation (depreciation) on futures contracts	(2,746)
		$249,642		$(302,473)

67

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$558,350,315
Gross tax appreciation of investments	$66,891,651
Gross tax depreciation of investments	(9,586,092)
Net tax appreciation (depreciation) of investments	$57,305,559

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

68

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$6.21	0.02	0.07	0.09	(0.02)	(0.34)	(0.36)	$5.94	1.63%	1.00%(4)	0.80%(4)	48%	$301,112
2014	$6.23	0.05	0.36	0.41	(0.06)	(0.37)	(0.43)	$6.21	7.00%	0.99%	0.91%	59%	$304,125
2013	$5.95	0.06	0.50	0.56	(0.07)	(0.21)	(0.28)	$6.23	9.74%	1.00%	1.06%	68%	$280,568
2012	$5.60	0.08	0.45	0.53	(0.08)	(0.10)	(0.18)	$5.95	9.75%	1.00%	1.44%	76%	$253,750
2011	$5.39	0.10	0.21	0.31	(0.10)	—	(0.10)	$5.60	5.71%	1.00%	1.73%	78%	$229,957
2010	$5.13	0.09	0.26	0.35	(0.09)	—	(0.09)	$5.39	6.85%	1.00%	1.68%	74%	$230,058
Institutional Class
2015(3)	$6.21	0.03	0.06	0.09	(0.02)	(0.34)	(0.36)	$5.94	1.73%	0.80%(4)	1.00%(4)	48%	$68,055
2014	$6.23	0.06	0.36	0.42	(0.07)	(0.37)	(0.44)	$6.21	7.21%	0.79%	1.11%	59%	$66,425
2013	$5.95	0.07	0.50	0.57	(0.08)	(0.21)	(0.29)	$6.23	9.95%	0.80%	1.26%	68%	$33,833
2012	$5.60	0.09	0.45	0.54	(0.09)	(0.10)	(0.19)	$5.95	9.97%	0.80%	1.64%	76%	$60,090
2011	$5.39	0.11	0.21	0.32	(0.11)	—	(0.11)	$5.60	5.92%	0.80%	1.93%	78%	$64,086
2010	$5.13	0.10	0.26	0.36	(0.10)	—	(0.10)	$5.39	7.06%	0.80%	1.88%	74%	$57,330

69

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$6.20	0.02	0.06	0.08	(0.01)	(0.34)	(0.35)	$5.93	1.53%	1.25%(4)	0.55%(4)	48%	$173,475
2014	$6.22	0.04	0.35	0.39	(0.04)	(0.37)	(0.41)	$6.20	6.74%	1.24%	0.66%	59%	$187,559
2013	$5.94	0.05	0.50	0.55	(0.06)	(0.21)	(0.27)	$6.22	9.49%	1.25%	0.81%	68%	$242,796
2012	$5.60	0.07	0.44	0.51	(0.07)	(0.10)	(0.17)	$5.94	9.30%	1.25%	1.19%	76%	$236,226
2011	$5.38	0.08	0.22	0.30	(0.08)	—	(0.08)	$5.60	5.64%	1.25%	1.48%	78%	$213,039
2010	$5.13	0.07	0.25	0.32	(0.07)	—	(0.07)	$5.38	6.38%	1.25%	1.43%	74%	$212,820
B Class
2015(3)	$6.18	(0.01)	0.07	0.06	—	(0.34)	(0.34)	$5.90	1.20%	2.00%(4)	(0.20)%(4)	48%	$2,063
2014	$6.21	(0.01)	0.35	0.34	—(5)	(0.37)	(0.37)	$6.18	5.93%	1.99%	(0.09)%	59%	$2,479
2013	$5.93	—(5)	0.51	0.51	(0.02)	(0.21)	(0.23)	$6.21	8.83%	2.00%	0.06%	68%	$2,688
2012	$5.59	0.03	0.44	0.47	(0.03)	(0.10)	(0.13)	$5.93	8.54%	2.00%	0.44%	76%	$3,533
2011	$5.38	0.04	0.21	0.25	(0.04)	—	(0.04)	$5.59	4.67%	2.00%	0.73%	78%	$4,162
2010	$5.12	0.04	0.25	0.29	(0.03)	—	(0.03)	$5.38	5.78%	2.00%	0.68%	74%	$4,752
C Class
2015(3)	$6.18	(0.01)	0.07	0.06	—	(0.34)	(0.34)	$5.90	1.20%	2.00%(4)	(0.20)%(4)	48%	$45,342
2014	$6.21	(0.01)	0.35	0.34	—(5)	(0.37)	(0.37)	$6.18	5.93%	1.99%	(0.09)%	59%	$43,361
2013	$5.94	—(5)	0.50	0.50	(0.02)	(0.21)	(0.23)	$6.21	8.65%	2.00%	0.06%	68%	$40,650
2012	$5.59	0.03	0.45	0.48	(0.03)	(0.10)	(0.13)	$5.94	8.73%	2.00%	0.44%	76%	$35,998
2011	$5.38	0.04	0.21	0.25	(0.04)	—	(0.04)	$5.59	4.66%	2.00%	0.73%	78%	$32,205
2010	$5.12	0.04	0.25	0.29	(0.03)	—	(0.03)	$5.38	5.78%	2.00%	0.68%	74%	$29,329

70

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$6.20	0.01	0.07	0.08	(0.01)	(0.34)	(0.35)	$5.93	1.45%	1.50%(4)	0.30%(4)	48%	$16,287
2014	$6.22	0.02	0.36	0.38	(0.03)	(0.37)	(0.40)	$6.20	6.48%	1.49%	0.41%	59%	$16,239
2013	$5.94	0.03	0.50	0.53	(0.04)	(0.21)	(0.25)	$6.22	9.24%	1.50%	0.56%	68%	$15,392
2012	$5.59	0.05	0.45	0.50	(0.05)	(0.10)	(0.15)	$5.94	9.22%	1.50%	0.94%	76%	$13,824
2011	$5.38	0.07	0.21	0.28	(0.07)	—	(0.07)	$5.59	5.19%	1.50%	1.23%	78%	$11,364
2010	$5.12	0.06	0.26	0.32	(0.06)	—	(0.06)	$5.38	6.32%	1.50%	1.18%	74%	$11,677
R6 Class
2015(3)	$6.21	0.04	0.06	0.10	(0.03)	(0.34)	(0.37)	$5.94	1.81%	0.65%(4)	1.15%(4)	48%	$1,991
2014	$6.23	0.07	0.36	0.43	(0.08)	(0.37)	(0.45)	$6.21	7.37%	0.64%	1.26%	59%	$1,815
2013(6)	$6.05	0.03	0.17	0.20	(0.02)	—	(0.02)	$6.23	3.32%	0.65%(4)	1.19%(4)	68%(7)	$241

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

71

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

72

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86225 1507

SEMIANNUAL REPORT	MAY 31, 2015

Strategic Allocation: Moderate Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Monetary Policies Helped Trigger Market Volatility

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained nearly 10% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained almost 9% lower, as measured by West Texas Intermediate crude oil futures. U.S. stocks and bonds posted modest gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 2.97% and 1.09%, respectively. Non-U.S. developed-market stock returns were stronger, as reflected in the 4.84% return of the MSCI EAFE Index, but emerging-market equities lagged, reflected in the 0.82% return of the MSCI Emerging Markets Index.

We expect more monetary policy divergence between the U.S. and other major developed economies in the coming months, accompanied by continued market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of May 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWSMX	2.73%	6.38%	10.40%	6.87%	7.35%	2/15/96
S&P 500 Index	—	2.97%	11.81%	16.53%	8.12%	8.38%(2)	—
Barclays U.S. Aggregate Bond Index	—	1.09%	3.03%	3.90%	4.61%	5.63%(2)	—
Barclays U.S. 1–3 Month Treasury Bill Index	—	0.01%	0.02%	0.06%	1.36%	2.50%(2)	—
Institutional Class	ASAMX	2.84%	6.75%	10.65%	7.10%	5.82%	8/1/00
A Class(3)	ACOAX						10/2/96
No sales charge*		2.65%	6.18%	10.16%	6.62%	7.00%
With sales charge*		-3.28%	0.11%	8.88%	5.99%	6.66%
B Class	ASTBX						9/30/04
No sales charge*		2.14%	5.31%	9.32%	5.82%	6.06%
With sales charge*		-2.86%	1.31%	9.18%	5.82%	6.06%
C Class	ASTCX						10/2/01
No sales charge*		2.28%	5.45%	9.33%	5.82%	5.88%
With sales charge*		1.34%	5.45%	9.33%	5.82%	5.88%
R Class	ASMRX	2.44%	5.83%	9.84%	6.34%	6.88%	8/29/03
R6 Class	ASMDX	2.92%	6.77%	—	—	9.17%	7/26/13
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since February 29, 1996, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
1.06%	0.86%	1.31%	2.06%	2.06%	1.56%	0.71%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

MAY 31, 2015
Top Ten Common Stocks	% of net assets
Apple, Inc.	1.2%
Johnson & Johnson	0.7%
Oracle Corp.	0.6%
JPMorgan Chase & Co.	0.6%
Comcast Corp., Class A	0.5%
PepsiCo, Inc.	0.5%
Merck & Co., Inc.	0.5%
Gilead Sciences, Inc.	0.5%
Cisco Systems, Inc.	0.4%
Electronic Arts, Inc.	0.4%

Geographic Composition of Common Stocks	% of net assets
United States	47.9%
United Kingdom	3.0%
Japan	2.5%
France	1.7%
Other Countries	10.0%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.7 years
Average Duration (effective)	5.0 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	47.9%
Foreign Common Stocks*	17.2%
U.S. Treasury Securities	10.1%
Corporate Bonds	9.0%
U.S. Government Agency Mortgage-Backed Securities	4.3%
Sovereign Governments and Agencies	3.5%
Commercial Paper	2.3%
Municipal Securities	2.0%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	1.0%
Asset-Backed Securities	0.6%
Exchange-Traded Funds	0.2%
Convertible Preferred Stocks	—**
Preferred Stocks	—**
Temporary Cash Investments	1.5%
Other Assets and Liabilities	(0.6)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.
**Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period(1) 12/1/14 - 5/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,027.30	$5.36	1.06%
Institutional Class	$1,000	$1,028.40	$4.35	0.86%
A Class	$1,000	$1,026.50	$6.62	1.31%
B Class	$1,000	$1,021.40	$10.38	2.06%
C Class	$1,000	$1,022.80	$10.39	2.06%
R Class	$1,000	$1,024.40	$7.87	1.56%
R6 Class	$1,000	$1,029.20	$3.59	0.71%
Hypothetical
Investor Class	$1,000	$1,019.65	$5.34	1.06%
Institutional Class	$1,000	$1,020.64	$4.33	0.86%
A Class	$1,000	$1,018.40	$6.59	1.31%
B Class	$1,000	$1,014.66	$10.35	2.06%
C Class	$1,000	$1,014.66	$10.35	2.06%
R Class	$1,000	$1,017.15	$7.85	1.56%
R6 Class	$1,000	$1,021.39	$3.58	0.71%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

MAY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 65.1%
Aerospace and Defense — 1.7%
American Science & Engineering, Inc.	1,164	$45,547
Astronics Corp.(1)	2,271	158,720
B/E Aerospace, Inc.	18,398	1,054,941
BAE Systems plc	73,920	581,844
Boeing Co. (The)	37,476	5,266,127
Esterline Technologies Corp.(1)	10,965	1,186,084
Honeywell International, Inc.	62,630	6,526,046
Huntington Ingalls Industries, Inc.	4,289	531,793
Lockheed Martin Corp.	14,838	2,792,512
Precision Castparts Corp.	5,170	1,094,127
Raytheon Co.	22,295	2,302,182
Spirit Aerosystems Holdings, Inc., Class A(1)	26,196	1,430,040
Teledyne Technologies, Inc.(1)	1,929	195,466
Textron, Inc.	36,370	1,644,651
United Technologies Corp.	37,514	4,395,515
Zodiac Aerospace	34,524	1,259,437
		30,465,032
Air Freight and Logistics — 0.1%
bpost SA	18,798	542,573
Sinotrans Ltd., H Shares	598,000	466,606
		1,009,179
Airlines — 0.8%
Air New Zealand Ltd.	61,196	129,812
Airports of Thailand PCL	85,500	757,402
Alaska Air Group, Inc.	12,585	813,495
Delta Air Lines, Inc.	20,715	889,088
International Consolidated Airlines Group SA(1)	129,205	1,094,022
Japan Airlines Co. Ltd.	29,500	1,016,094
Qantas Airways Ltd.(1)	661,618	1,780,557
Ryanair Holdings plc ADR	9,262	616,849
Southwest Airlines Co.	73,103	2,708,466
Spirit Airlines, Inc.(1)	18,874	1,199,820
United Continental Holdings, Inc.(1)	41,531	2,267,177
		13,272,782
Auto Components — 0.6%
BorgWarner, Inc.	42,513	2,557,157
Bridgestone Corp.	11,500	479,588
Continental AG	2,558	590,687
Cooper Tire & Rubber Co.	620	22,760
Dana Holding Corp.	3,346	72,843
Delphi Automotive plc	30,033	2,612,270
Faurecia	2,310	103,931
Hota Industrial Manufacturing Co. Ltd.	359,000	986,013
Koito Manufacturing Co. Ltd.	9,200	362,470

	Shares/ Principal Amount	Value
Linamar Corp.	4,295	$292,596
Magna International, Inc.	13,705	788,175
Stoneridge, Inc.(1)	3,973	47,398
Sumitomo Rubber Industries Ltd.	11,200	197,713
Superior Industries International, Inc.	355	6,848
Tower International, Inc.(1)	4,547	125,088
Valeo SA	10,108	1,613,620
		10,859,157
Automobiles — 0.9%
Daimler AG	6,346	594,386
Fiat Chrysler Automobiles NV(1)	34,560	552,278
Ford Motor Co.	44,510	675,217
Fuji Heavy Industries Ltd.	67,200	2,543,654
Great Wall Motor Co. Ltd., H Shares	162,500	1,048,941
Harley-Davidson, Inc.	29,475	1,576,618
Honda Motor Co. Ltd. ADR	15,510	530,752
Isuzu Motors Ltd.	47,500	647,353
Mitsubishi Motors Corp.	5,500	51,271
Peugeot SA(1)	136,587	2,850,257
Piaggio & C SpA	53,847	174,463
Suzuki Motor Corp.	41,000	1,431,853
Tata Motors Ltd.	45,147	340,478
Thor Industries, Inc.	5,752	351,390
Tofas Turk Otomobil Fabrikasi AS	76,610	519,375
Toyota Motor Corp.	24,600	1,705,341
Yamaha Motor Co. Ltd.	18,700	469,327
		16,062,954
Banks — 4.9%
Alior Bank SA(1)	20,140	500,224
Australia & New Zealand Banking Group Ltd.	33,042	838,454
Banco Santander SA	176,503	1,256,944
Bank Hapoalim BM	21,862	114,644
Bank of America Corp.	339,542	5,602,443
Bank of Hawaii Corp.	9,915	622,365
Bank of Ireland(1)	2,943,946	1,125,201
Bank of the Ozarks, Inc.	8,903	391,465
BankUnited, Inc.	10,835	363,948
Barclays plc	261,708	1,079,985
BB&T Corp.	11,629	458,997
Bendigo and Adelaide Bank Ltd.	29,035	272,822
BOC Hong Kong Holdings Ltd.	203,000	835,181
BOK Financial Corp.	8,599	556,183
Capital Bank Financial Corp., Class A(1)	7,202	205,401
Capitec Bank Holdings Ltd.	21,890	913,217
Cathay General Bancorp	4,206	127,105
Chiba Bank Ltd. (The)	56,000	442,622
China CITIC Bank Corp. Ltd., H Shares(1)	712,000	602,390
China Construction Bank Corp., H Shares	264,000	265,238
China Minsheng Banking Corp. Ltd., H Shares	338,000	465,567
Citigroup, Inc.	76,210	4,121,437

	Shares/ Principal Amount	Value
Comerica, Inc.	12,522	$612,952
Commerce Bancshares, Inc.	26,742	1,192,961
Commercial International Bank Egypt S.A.E.	105,680	777,204
Commonwealth Bank of Australia	3,948	256,839
Credicorp Ltd.	6,040	852,486
Credit Agricole SA	49,072	732,713
Cullen / Frost Bankers, Inc.	8,934	655,845
Eagle Bancorp, Inc.(1)	4,063	161,667
East West Bancorp, Inc.	18,124	777,520
FCB Financial Holdings, Inc., Class A(1)	10,945	314,888
First Financial Bankshares, Inc.	6,074	183,010
First NBC Bank Holding Co.(1)	2,806	95,376
FirstMerit Corp.	2,688	52,792
Fukuoka Financial Group, Inc.	18,000	97,023
Hachijuni Bank Ltd. (The)	76,000	578,045
Hang Seng Bank Ltd.	29,800	598,025
HDFC Bank Ltd.	63,892	1,050,974
Home Bancshares, Inc.	7,308	249,276
HSBC Holdings plc	218,864	2,083,005
ICICI Bank Ltd. ADR	145,080	1,532,045
Industrial & Commercial Bank of China Ltd., H Shares	2,469,105	2,149,498
ING Groep NV CVA	114,571	1,884,354
Intesa Sanpaolo SpA	588,750	2,122,220
Itau Unibanco Holding SA ADR	91,201	975,851
JPMorgan Chase & Co.	156,079	10,266,877
Juroku Bank Ltd. (The)	45,000	170,044
Kasikornbank PCL	65,300	378,523
KBC Groep NV	28,755	1,928,058
KeyCorp	114,550	1,670,139
LegacyTexas Financial Group, Inc.	663	17,198
Lloyds Banking Group plc	328,400	440,541
M&T Bank Corp.	9,204	1,112,579
Mitsubishi UFJ Financial Group, Inc.	268,200	1,990,620
Mizrahi Tefahot Bank Ltd.(1)	9,450	107,476
National Australia Bank Ltd.	6,920	181,576
OFG Bancorp	5,843	76,777
Oversea-Chinese Banking Corp. Ltd.	84,300	637,831
PNC Financial Services Group, Inc. (The)	38,444	3,678,706
PrivateBancorp, Inc.	922	35,156
PT Bank Mandiri (Persero) Tbk	888,800	724,200
PT Bank Rakyat Indonesia (Persero) Tbk	743,400	661,943
Qatar National Bank SAQ	7,290	375,986
Renasant Corp.	2,523	74,277
ServisFirst Bancshares, Inc.	3,747	131,332
Seven Bank Ltd.	176,300	835,229
Signature Bank(1)	7,263	1,014,278
Skandinaviska Enskilda Banken AB, A Shares	109,950	1,357,853
Southside Bancshares, Inc.	6,505	174,659
Standard Chartered plc	53,768	859,592
Sumitomo Mitsui Financial Group, Inc.	17,700	808,597

	Shares/ Principal Amount	Value
SunTrust Banks, Inc.	16,644	$710,366
Suruga Bank Ltd.	16,200	345,758
SVB Financial Group(1)	6,059	817,420
Texas Capital Bancshares, Inc.(1)	4,350	236,640
U.S. Bancorp	68,570	2,956,053
UMB Financial Corp.	3,713	192,296
United Overseas Bank Ltd.	14,900	255,757
Valley National Bancorp	20,215	197,703
Wells Fargo & Co.	115,693	6,474,180
Westamerica Bancorp	19,382	886,920
Westpac Banking Corp.	55,603	1,426,678
		85,358,220
Beverages — 1.1%
Anheuser-Busch InBev NV	13,303	1,599,140
Boston Beer Co., Inc. (The), Class A(1)	2,215	584,273
Brown-Forman Corp., Class B	15,307	1,442,991
Coca-Cola Co. (The)	10,419	426,762
Constellation Brands, Inc., Class A	21,437	2,527,208
Dr Pepper Snapple Group, Inc.	31,313	2,399,828
PepsiCo, Inc.	85,566	8,251,129
Pernod-Ricard SA	9,750	1,205,233
		18,436,564
Biotechnology — 2.0%
ACADIA Pharmaceuticals, Inc.(1)	1,951	80,381
Acceleron Pharma, Inc.(1)	374	12,615
Adaptimmune Therapeutics plc ADR(1)	840	12,961
Aduro Biotech, Inc.(1)	480	16,214
Agios Pharmaceuticals, Inc.(1)	328	40,023
Alder Biopharmaceuticals, Inc.(1)	1,802	76,621
Alexion Pharmaceuticals, Inc.(1)	13,137	2,152,366
Alnylam Pharmaceuticals, Inc.(1)	4,658	610,617
AMAG Pharmaceuticals, Inc.(1)	12,155	845,745
Amgen, Inc.	40,144	6,272,901
Anacor Pharmaceuticals, Inc.(1)	1,053	74,995
Biogen, Inc.(1)	15,425	6,123,571
Bluebird Bio, Inc.(1)	488	94,794
Celgene Corp.(1)	31,254	3,576,708
Celldex Therapeutics, Inc.(1)	2,249	64,929
Cepheid, Inc.(1)	1,688	93,127
Clovis Oncology, Inc.(1)	806	74,507
CSL Ltd.	5,792	414,044
Dyax Corp.(1)	3,841	101,172
Esperion Therapeutics, Inc.(1)	505	54,292
Exact Sciences Corp.(1)	2,377	64,203
Gilead Sciences, Inc.(1)	70,788	7,947,369
Halozyme Therapeutics, Inc.(1)	3,349	58,105
Incyte Corp.(1)	6,567	723,355
Isis Pharmaceuticals, Inc.(1)	2,205	148,441
Keryx Biopharmaceuticals, Inc.(1)	2,854	29,682
Kite Pharma, Inc.(1)	619	34,138

	Shares/ Principal Amount	Value
KYTHERA Biopharmaceuticals, Inc.(1)	424	$21,357
Ligand Pharmaceuticals, Inc., Class B(1)	523	46,081
Medy-Tox, Inc.	1,860	781,762
Neurocrine Biosciences, Inc.(1)	2,075	91,009
Novavax, Inc.(1)	7,020	63,180
Ophthotech Corp.(1)	1,662	83,133
Opko Health, Inc.(1)	3,954	69,907
Portola Pharmaceuticals, Inc.(1)	1,268	53,028
PTC Therapeutics, Inc.(1)	425	24,688
Puma Biotechnology, Inc.(1)	422	82,480
Receptos, Inc.(1)	411	67,770
Regeneron Pharmaceuticals, Inc.(1)	3,638	1,864,693
Sangamo Biosciences, Inc.(1)	2,410	29,522
Sarepta Therapeutics, Inc.(1)	1,295	33,178
Spark Therapeutics, Inc.(1)	369	27,173
TESARO, Inc.(1)	730	42,895
Vertex Pharmaceuticals, Inc.(1)	8,396	1,077,123
		34,256,855
Building Products — 0.3%
Apogee Enterprises, Inc.	2,473	132,874
Caesarstone Sdot-Yam Ltd.	4,938	305,267
Continental Building Products, Inc.(1)	6,530	145,619
Daikin Industries Ltd.	14,700	1,130,022
Insteel Industries, Inc.	4,347	86,288
Inwido AB	7,691	93,358
Lennox International, Inc.	11,056	1,244,906
Masco Corp.	38,679	1,047,041
NCI Building Systems, Inc.(1)	10,758	161,155
Nortek, Inc.(1)	200	16,520
Sanwa Holdings Corp.	6,200	54,100
Trex Co., Inc.(1)	2,332	117,999
		4,535,149
Capital Markets — 1.7%
Affiliated Managers Group, Inc.(1)	10,307	2,305,264
Ameriprise Financial, Inc.	40,725	5,073,928
Ares Management LP	6,084	118,577
Artisan Partners Asset Management, Inc., Class A	5,407	238,503
Banca Generali SpA	7,460	265,300
BlackRock, Inc.	2,450	896,161
Blackstone Group LP (The)	14,537	636,720
China Everbright Ltd.	44,000	175,066
CITIC Securities Co. Ltd., H Shares	150,000	637,442
Credit Suisse Group AG	43,050	1,141,007
Deutsche Bank AG	7,533	226,818
Evercore Partners, Inc., Class A	7,446	379,523
Franklin Resources, Inc.	89,764	4,569,885
Goldman Sachs Group, Inc. (The)	10,840	2,235,099
HFF, Inc., Class A	3,777	151,986
Invesco Ltd.	62,550	2,491,366
Investec plc	67,964	622,738

	Shares/ Principal Amount	Value
Legg Mason, Inc.	15,641	$834,604
LPL Financial Holdings, Inc.	23,079	984,088
Magellan Financial Group Ltd.	9,362	133,778
Man Group plc	217,728	594,004
Moelis & Co., Class A	1,107	31,948
Northern Trust Corp.	33,154	2,471,631
State Street Corp.	21,574	1,681,262
T. Rowe Price Group, Inc.	6,088	491,241
Waddell & Reed Financial, Inc., Class A	16,135	770,930
		30,158,869
Chemicals — 1.3%
Akzo Nobel NV	12,870	980,271
Asahi Kasei Corp.	102,000	907,699
BASF SE	2,802	259,120
Cabot Corp.	38,081	1,579,219
Chemtura Corp.(1)	3,221	89,415
Croda International plc	3,966	177,303
Daicel Corp.	12,000	156,532
Dow Chemical Co. (The)	110,912	5,775,188
E.I. du Pont de Nemours & Co.	21,451	1,523,235
Essentra plc	10,557	161,353
Givaudan SA	530	971,070
Innophos Holdings, Inc.	2,786	145,178
Innospec, Inc.	4,154	178,124
International Flavors & Fragrances, Inc.	219	26,070
Johnson Matthey plc	26,240	1,403,281
LG Chem Ltd.	2,700	607,850
LSB Industries, Inc.(1)	2,667	113,428
LyondellBasell Industries NV, Class A	34,100	3,447,510
Minerals Technologies, Inc.	727	48,934
Mitsubishi Chemical Holdings Corp.	135,000	851,996
Mosaic Co. (The)	16,974	778,258
PolyOne Corp.	3,119	121,298
PPG Industries, Inc.	4,453	1,019,247
Sherwin-Williams Co. (The)	5,137	1,480,381
Sumitomo Chemical Co. Ltd.	40,000	233,654
Symrise AG	4,501	286,522
Teijin Ltd.	16,000	59,687
Tronox Ltd., Class A	7,277	122,690
		23,504,513
Commercial Services and Supplies — 0.6%
ABM Industries, Inc.	3,819	123,888
ADT Corp. (The)	21,350	778,848
ARC Document Solutions, Inc.(1)	10,342	77,462
Brink's Co. (The)	5,602	179,040
Clean Harbors, Inc.(1)	15,011	845,720
Herman Miller, Inc.	1,703	47,173
HNI Corp.	2,170	105,223
Kaba Holding AG	516	324,199
KAR Auction Services, Inc.	38,154	1,421,618

	Shares/ Principal Amount	Value
Multi-Color Corp.	6,820	$436,821
Pitney Bowes, Inc.	4,838	105,710
Republic Services, Inc.	68,641	2,765,546
Societe BIC SA	1,152	189,850
Stericycle, Inc.(1)	5,551	762,152
Tyco International plc	24,465	987,407
Waste Management, Inc.	9,543	473,810
		9,624,467
Communications Equipment — 1.1%
ARRIS Group, Inc.(1)	1,826	60,276
Cisco Systems, Inc.	267,160	7,830,460
Harris Corp.	7,602	602,230
Infinera Corp.(1)	6,160	127,142
Juniper Networks, Inc.	40,216	1,118,005
Motorola Solutions, Inc.	19,373	1,143,007
Palo Alto Networks, Inc.(1)	5,643	956,432
Polycom, Inc.(1)	8,855	119,277
QUALCOMM, Inc.	95,122	6,628,101
Radware Ltd.(1)	11,275	266,203
Ruckus Wireless, Inc.(1)	8,717	91,616
		18,942,749
Construction and Engineering — 0.2%
Boskalis Westminster NV	1,266	62,730
Great Lakes Dredge & Dock Corp.(1)	13,904	77,306
Hyundai Development Co-Engineering & Construction	17,260	942,233
Larsen & Toubro Ltd.	34,850	902,787
Northwest Pipe Co.(1)	2,271	47,169
Peab AB	86,173	660,965
Vinci SA	4,967	295,020
		2,988,210
Construction Materials — 0.2%
Cemex SAB de CV ADR(1)	211,910	1,970,763
Headwaters, Inc.(1)	6,932	131,569
Summit Materials, Inc., Class A(1)	6,364	175,010
Titan Cement Co. SA	14,100	324,742
		2,602,084
Consumer Finance — 0.2%
Capital One Financial Corp.	22,710	1,897,648
Cash America International, Inc.	3,375	90,720
Discover Financial Services	36,027	2,099,293
		4,087,661
Containers and Packaging — 0.2%
Ball Corp.	15,439	1,096,014
Bemis Co., Inc.	15,522	713,081
Berry Plastics Group, Inc.(1)	36,959	1,237,018
Graphic Packaging Holding Co.	22,520	320,685
Sonoco Products Co.	18,817	847,141
		4,213,939
Distributors†
LKQ Corp.(1)	15,066	430,436

	Shares/ Principal Amount	Value
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	1,744	$97,089
Capella Education Co.	346	18,431
H&R Block, Inc.	75,199	2,386,064
K12, Inc.(1)	4,669	63,919
Nord Anglia Education, Inc.(1)	5,200	134,680
Sotheby's	2,023	90,691
Steiner Leisure, Ltd.(1)	2,802	137,466
Strayer Education, Inc.(1)	3,297	151,102
		3,079,442
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	18,231	2,607,033
Chailease Holding Co. Ltd.	167,000	422,220
Compass Diversified Holdings	7,611	124,364
Element Financial Corp.(1)	15,330	229,408
Exor SpA	7,547	375,651
Investor AB, B Shares	21,878	863,933
Japan Exchange Group, Inc.	19,600	597,720
Kinnevik Investment AB, B Shares	18,111	604,727
London Stock Exchange Group plc	16,641	624,916
MarketAxess Holdings, Inc.	1,596	141,166
McGraw-Hill Cos., Inc. (The)	9,131	947,341
ORIX Corp.	91,400	1,454,049
Pargesa Holding SA	1,484	104,449
PHH Corp.(1)	1,299	35,839
Zenkoku Hosho Co. Ltd.	9,200	309,842
		9,442,658
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	13,377	462,042
Bezeq The Israeli Telecommunication Corp. Ltd.	197,797	331,051
BT Group plc	220,347	1,504,389
CenturyLink, Inc.	30,713	1,020,900
Deutsche Telekom AG	91,126	1,565,809
Nippon Telegraph & Telephone Corp.	10,100	705,450
Orange SA	57,316	903,964
Telefonica SA	70,350	995,178
Telstra Corp. Ltd.	87,688	417,000
Thaicom PCL	564,000	616,142
Verizon Communications, Inc.	31,106	1,537,881
Zayo Group Holdings, Inc.(1)	19,481	512,155
		10,571,961
Electric Utilities — 0.7%
ALLETE, Inc.	2,423	121,998
Edison International	20,637	1,254,936
EDP - Energias de Portugal SA	179,763	701,877
El Paso Electric Co.	1,808	65,757
Endesa SA	37,236	696,260
Enel SpA	96,131	466,455
Entergy Corp.	16,452	1,258,084
Great Plains Energy, Inc.	32,270	841,279

	Shares/ Principal Amount	Value
OGE Energy Corp.	12,086	$380,709
PPL Corp.	44,750	1,553,273
Southern Co. (The)	11,220	490,202
SSE plc	6,284	159,914
Westar Energy, Inc.	49,178	1,803,357
Xcel Energy, Inc.	61,280	2,086,584
		11,880,685
Electrical Equipment — 0.7%
Acuity Brands, Inc.	4,955	874,508
Babcock & Wilcox Co. (The)	2,897	96,441
Eaton Corp. plc	33,090	2,368,913
Emerson Electric Co.	68,210	4,113,745
Enphase Energy, Inc.(1)	4,706	44,566
Generac Holdings, Inc.(1)	17,510	731,568
Mabuchi Motor Co. Ltd.	9,800	596,141
Nidec Corp.	8,300	607,545
Rockwell Automation, Inc.	2,719	334,138
Schneider Electric SE	13,351	1,008,549
Vestas Wind Systems A/S	5,694	290,704
Zhuzhou CSR Times Electric Co. Ltd., H Shares	62,000	509,360
		11,576,178
Electronic Equipment, Instruments and Components — 0.6%
AU Optronics Corp.	549,000	301,393
Belden, Inc.	2,061	173,990
Cognex Corp.(1)	2,868	144,748
Corning, Inc.	8,634	180,623
Hosiden Corp.	25,200	183,952
Ingenico	2,717	337,052
Ingram Micro, Inc., Class A(1)	6,396	171,477
Innolux Corp.	324,000	200,567
Keyence Corp.	4,000	2,162,510
Keysight Technologies, Inc.(1)	29,424	966,873
Largan Precision Co. Ltd.	4,000	445,704
Mercury Systems, Inc.(1)	7,855	107,221
Methode Electronics, Inc.	2,727	127,978
Murata Manufacturing Co. Ltd.	11,000	1,793,377
PAX Global Technology Ltd.(1)	604,000	1,093,699
Sunny Optical Technology Group Co. Ltd.	92,000	201,949
TDK Corp.	6,000	481,489
TE Connectivity Ltd.	25,100	1,731,900
Topcon Corp.	14,900	347,424
		11,153,926
Energy Equipment and Services — 0.7%
Baker Hughes, Inc.	18,570	1,197,022
Cameron International Corp.(1)	15,903	816,301
CGG SA(1)	8,169	54,972
FMC Technologies, Inc.(1)	483	20,185
Forum Energy Technologies, Inc.(1)	1,166	24,183
Halliburton Co.	68,755	3,121,477
Helmerich & Payne, Inc.	5,113	373,198

	Shares/ Principal Amount	Value
Matrix Service Co.(1)	2,800	$47,236
National Oilwell Varco, Inc.	5,786	284,613
Patterson-UTI Energy, Inc.	31,887	644,117
RigNet, Inc.(1)	1,743	61,859
Schlumberger Ltd.	44,313	4,022,291
TGS Nopec Geophysical Co. ASA	37,630	949,073
Weatherford International plc(1)	17,465	241,366
		11,857,893
Food and Staples Retailing — 1.5%
Alimentation Couche Tard, Inc., B Shares	14,160	551,780
Axfood AB	3,156	48,340
Carrefour SA	21,129	717,181
Costco Wholesale Corp.	7,497	1,068,997
CP ALL PCL	581,900	791,377
CVS Health Corp.	60,854	6,230,233
FamilyMart Co. Ltd.	3,600	151,408
Jeronimo Martins SGPS SA	73,880	1,015,497
Koninklijke Ahold NV	51,900	1,055,388
Kroger Co. (The)	50,648	3,687,174
Lawson, Inc.	1,700	118,890
Magnit PJSC GDR	6,666	347,632
Metro AG	3,637	126,207
Natural Grocers by Vitamin Cottage, Inc.(1)	3,083	74,639
President Chain Store Corp.	77,000	556,935
Rallye SA	1,214	38,933
Seven & I Holdings Co. Ltd.	24,300	1,009,669
Sysco Corp.	46,858	1,741,243
United Natural Foods, Inc.(1)	9,613	644,744
Wal-Mart Stores, Inc.	50,924	3,782,125
Whole Foods Market, Inc.	13,370	551,379
WM Morrison Supermarkets plc	348,597	911,081
X5 Retail Group NV GDR(1)	18,530	360,409
		25,581,261
Food Products — 1.6%
Archer-Daniels-Midland Co.	59,408	3,139,713
Associated British Foods plc	16,297	754,224
BRF SA ADR	24,190	488,880
Bunge Ltd.	21,187	1,961,069
Cal-Maine Foods, Inc.	816	46,259
Campbell Soup Co.	15,269	738,104
CJ CheilJedang Corp.	2,270	839,793
ConAgra Foods, Inc.	86,079	3,323,510
Danone SA	3,462	237,759
General Mills, Inc.	17,490	982,064
Hain Celestial Group, Inc. (The)(1)	12,578	795,810
Hershey Co. (The)	8,685	806,489
Hormel Foods Corp.	3,038	173,834
Ingredion, Inc.	17,956	1,471,853
Inventure Foods, Inc.(1)	5,544	52,668
J&J Snack Foods Corp.	1,408	151,782

	Shares/ Principal Amount	Value
J.M. Smucker Co. (The)	6,075	$720,191
Kellogg Co.	9,716	609,873
Mead Johnson Nutrition Co.	20,537	1,998,250
Mondelez International, Inc., Class A	24,831	1,032,721
Nestle SA	32,590	2,527,862
Pilgrim's Pride Corp.	74,804	1,913,486
Salmar ASA	4,591	74,437
Sanderson Farms, Inc.	8,042	655,664
Seaboard Corp.(1)	2	6,860
Snyders-Lance, Inc.	891	26,614
TreeHouse Foods, Inc.(1)	245	17,476
Ulker Biskuvi Sanayi AS	67,890	475,558
Universal Robina Corp.	145,060	620,779
Viscofan SA	6,405	393,235
WhiteWave Foods Co., Class A(1)	13,393	643,266
Yamazaki Baking Co. Ltd.	26,000	433,630
		28,113,713
Gas Utilities — 0.2%
Atmos Energy Corp.	15,639	844,819
China Gas Holdings Ltd.	488,000	840,853
Infraestructura Energetica Nova SAB de CV	110,250	590,667
Laclede Group, Inc. (The)	26,881	1,438,402
South Jersey Industries, Inc.	2,530	66,767
		3,781,508
Health Care Equipment and Supplies — 1.6%
Abbott Laboratories	53,060	2,578,716
Ambu A/S, B Shares	4,188	122,691
Asahi Intecc Co. Ltd.	4,800	282,705
Becton Dickinson and Co.	3,537	496,984
Boston Scientific Corp.(1)	38,244	698,718
C.R. Bard, Inc.	5,201	885,834
Cantel Medical Corp.	1,112	51,775
Cardiovascular Systems, Inc.(1)	3,061	85,647
Cie Generale d'Optique Essilor International SA	7,762	947,554
Coloplast A/S, B Shares	5,920	447,088
Cooper Cos., Inc. (The)	4,568	830,325
DENTSPLY International, Inc.	23,083	1,201,124
DexCom, Inc.(1)	9,278	665,418
Edwards Lifesciences Corp.(1)	2,199	287,453
Entellus Medical, Inc.(1)	3,375	78,806
Ginko International Co. Ltd.	27,000	380,461
Haemonetics Corp.(1)	4,108	169,743
HeartWare International, Inc.(1)	500	36,885
Hill-Rom Holdings, Inc.	669	34,494
Hologic, Inc.(1)	6,283	224,743
Insulet Corp.(1)	1,233	34,857
Intuitive Surgical, Inc.(1)	2,829	1,379,845
Medtronic plc	43,030	3,284,050
NuVasive, Inc.(1)	15,331	774,982
Orthofix International NV(1)	1,084	35,523

	Shares/ Principal Amount	Value
St. Jude Medical, Inc.	37,876	$2,793,355
STERIS Corp.	1,825	121,965
Stryker Corp.	37,198	3,575,844
Sysmex Corp.	7,200	418,257
Teleflex, Inc.	20,353	2,620,245
Utah Medical Products, Inc.	2,068	113,182
West Pharmaceutical Services, Inc.	1,774	96,044
Zimmer Holdings, Inc.	21,564	2,460,237
		28,215,550
Health Care Providers and Services — 1.6%
AAC Holdings, Inc.(1)	3,211	124,779
Adeptus Health, Inc., Class A(1)	1,977	138,489
Aetna, Inc.	37,547	4,429,420
Air Methods Corp.(1)	1,150	48,484
AmerisourceBergen Corp.	11,156	1,255,719
AMN Healthcare Services, Inc.(1)	10,812	287,491
Anthem, Inc.	13,390	2,247,511
Cardinal Health, Inc.	24,543	2,163,956
Cigna Corp.	6,706	944,406
ExamWorks Group, Inc.(1)	5,671	231,830
Express Scripts Holding Co.(1)	38,196	3,328,399
Fresenius Medical Care AG & Co. KGaA	13,470	1,150,685
Greencross Ltd.	27,205	139,149
Hanger, Inc.(1)	3,723	85,592
HCA Holdings, Inc.(1)	33,573	2,747,279
HealthSouth Corp.	524	22,616
Healthways, Inc.(1)	3,068	46,511
Humana, Inc.	4,391	942,528
Laboratory Corp. of America Holdings(1)	7,030	829,188
LifePoint Hospitals, Inc.(1)	23,327	1,756,290
Magellan Health, Inc.(1)	485	32,801
Molina Healthcare, Inc.(1)	848	61,684
National Healthcare Corp.	625	39,325
Owens & Minor, Inc.	1,061	35,353
PT Siloam International Hospitals Tbk	425,800	454,006
Quest Diagnostics, Inc.	16,578	1,247,163
Ramsay Health Care Ltd.	2,980	144,721
Team Health Holdings, Inc.(1)	20,093	1,175,039
UnitedHealth Group, Inc.	471	56,619
Universal Health Services, Inc., Class B	9,410	1,219,348
VCA, Inc.(1)	5,113	268,228
WellCare Health Plans, Inc.(1)	583	49,946
		27,704,555
Health Care Technology — 0.2%
Cerner Corp.(1)	42,507	2,860,296
HMS Holdings Corp.(1)	6,073	103,484
M3, Inc.	13,000	247,819
MedAssets, Inc.(1)	7,176	149,763
Medidata Solutions, Inc.(1)	2,003	116,194
Merge Healthcare, Inc.(1)	1,966	8,965

	Shares/ Principal Amount	Value
Press Ganey Holdings, Inc.(1)	1,944	$53,188
		3,539,709
Hotels, Restaurants and Leisure — 1.4%
Accor SA	43,202	2,367,456
Alsea SAB de CV	205,087	617,303
Aristocrat Leisure Ltd.	21,234	126,629
Boyd Gaming Corp.(1)	1,540	22,037
Brinker International, Inc.	36,382	2,007,559
Buffalo Wild Wings, Inc.(1)	253	38,625
Carnival Corp.	19,835	918,956
Carnival plc	25,040	1,212,047
Chipotle Mexican Grill, Inc.(1)	2,267	1,395,384
ClubCorp Holdings, Inc.	19,071	433,484
Compass Group plc	49,000	856,760
Cracker Barrel Old Country Store, Inc.	5,287	745,890
Dave & Buster's Entertainment, Inc.(1)	3,171	100,299
Domino's Pizza Group plc	17,690	215,082
Hyatt Hotels Corp., Class A(1)	11,609	667,053
Jack in the Box, Inc.	4,547	394,725
La Quinta Holdings, Inc.(1)	36,813	915,171
Las Vegas Sands Corp.	56,585	2,876,216
Marriott International, Inc., Class A	26,099	2,035,461
McDonald's Corp.	239	22,927
Melia Hotels International SA	17,250	224,411
MGM Resorts International(1)	30,321	607,936
Papa John's International, Inc.	12,839	882,168
Papa Murphy's Holdings, Inc.(1)	849	14,586
Peak Resorts, Inc.	4,009	28,263
Red Robin Gourmet Burgers, Inc.(1)	1,977	164,862
Skylark Co. Ltd.	17,400	239,449
Starbucks Corp.	527	27,383
Texas Roadhouse, Inc.	4,773	167,150
Vail Resorts, Inc.	3,934	408,113
Whitbread plc	20,454	1,600,609
Wyndham Worldwide Corp.	18,882	1,603,271
		23,937,265
Household Durables — 0.6%
Cavco Industries, Inc.(1)	1,866	135,341
Century Communities, Inc.(1)	3,749	77,417
Coway Co. Ltd.	5,910	487,945
De' Longhi	11,310	268,683
Electrolux AB	46,616	1,422,016
Harman International Industries, Inc.	9,819	1,183,386
Husqvarna AB, B Shares	19,307	146,956
Jarden Corp.(1)	13,131	696,731
Libbey, Inc.	1,696	66,992
Mohawk Industries, Inc.(1)	6,514	1,215,773
Panasonic Corp.	31,900	470,603
Persimmon plc	15,278	458,145
PulteGroup, Inc.	27,482	527,105

	Shares/ Principal Amount	Value
Sony Corp.(1)	18,800	$584,986
Toll Brothers, Inc.(1)	17,999	651,024
Whirlpool Corp.	13,550	2,496,587
		10,889,690
Household Products — 0.7%
Central Garden and Pet Co.(1)	2,018	19,696
Church & Dwight Co., Inc.	10,935	918,212
Clorox Co.	627	67,503
Energizer Holdings, Inc.	6,500	920,985
Henkel AG & Co. KGaA Preference Shares	6,220	744,284
LG Household & Health Care Ltd.	1,070	780,113
Procter & Gamble Co. (The)	66,063	5,178,678
Reckitt Benckiser Group plc	20,240	1,826,701
Spectrum Brands Holdings, Inc.	6,884	665,338
Unicharm Corp.	42,400	938,768
		12,060,278
Independent Power and Renewable Electricity Producers†
Cia Energetica de Sao Paulo Preference Shares	39,200	241,009
Industrial Conglomerates — 0.6%
3M Co.	40,895	6,505,576
CK Hutchison Holdings Ltd.	10,500	163,858
DCC plc	1,722	136,859
General Electric Co.	61,599	1,679,805
Koninklijke Philips Electronics NV	44,448	1,210,912
Siemens AG	2,295	241,423
		9,938,433
Insurance — 2.4%
ACE Ltd.	7,846	835,442
Aflac, Inc.	14,341	892,297
AIA Group Ltd.	241,200	1,588,060
Allianz SE	5,285	828,595
Allstate Corp. (The)	56,975	3,835,557
American International Group, Inc.	41,650	2,441,106
Amtrust Financial Services, Inc.	34,186	2,057,313
Argo Group International Holdings Ltd.	2,375	125,044
Arthur J Gallagher & Co.	6,000	290,700
Aspen Insurance Holdings Ltd.	29,033	1,345,970
Atlas Financial Holdings, Inc.(1)	5,509	103,624
Aviva plc	78,147	625,268
AXA SA	57,271	1,441,371
Baldwin & Lyons, Inc., Class B	107	2,406
BB Seguridade Participacoes SA	54,100	571,511
Brown & Brown, Inc.	19,456	630,180
Chubb Corp. (The)	5,317	518,407
Direct Line Insurance Group plc	148,181	763,690
Discovery Holdings Ltd.	84,264	845,225
Endurance Specialty Holdings Ltd.	4,229	257,039
Federated National Holding Co.	318	8,166
Hannover Rueck SE	3,173	308,240
Hanover Insurance Group, Inc. (The)	23,045	1,640,343

	Shares/ Principal Amount	Value
HCC Insurance Holdings, Inc.	14,422	$824,650
Infinity Property & Casualty Corp.	1,413	102,231
Insurance Australia Group Ltd.	98,234	425,093
James River Group Holdings Ltd.	5,913	139,015
Legal & General Group plc	270,658	1,099,545
Mapfre SA	239,674	854,457
MetLife, Inc.	43,546	2,275,714
Ping An Insurance Group Co., H Shares	140,500	2,067,549
Powszechny Zaklad Ubezpieczen SA	4,411	527,988
Principal Financial Group, Inc.	11,820	610,976
ProAssurance Corp.	6,064	273,972
Prudential Financial, Inc.	21,410	1,811,500
Prudential plc	55,770	1,386,836
Reinsurance Group of America, Inc.	10,440	976,662
Samsung Fire & Marine Insurance Co. Ltd.	1,550	425,175
St. James's Place plc	114,806	1,599,404
Swiss Reinsurance Co.	9,000	808,214
Torchmark Corp.	7,407	422,717
Travelers Cos., Inc. (The)	16,002	1,618,122
UnipolSai SpA	186,417	506,531
Unum Group	23,527	822,504
Validus Holdings Ltd.	3,301	141,646
Zurich Financial Services AG	3,226	1,029,396
		42,705,451
Internet and Catalog Retail — 0.6%
Amazon.com, Inc.(1)	2,095	899,237
Ctrip.com International Ltd. ADR(1)	9,850	786,719
Expedia, Inc.	27,238	2,921,548
Netflix, Inc.(1)	360	224,662
PetMed Express, Inc.	899	15,004
Rakuten, Inc.	40,192	661,582
Shutterfly, Inc.(1)	89	4,138
TripAdvisor, Inc.(1)	9,277	707,464
Vipshop Holdings Ltd. ADR(1)	67,440	1,683,977
windeln.de AG(1)	10,430	162,665
Zalando SE(1)	48,285	1,559,124
		9,626,120
Internet Software and Services — 1.6%
Auto Trader Group plc(1)	52,591	228,480
Baidu, Inc. ADR(1)	5,560	1,097,544
comScore, Inc.(1)	3,757	212,571
CoStar Group, Inc.(1)	9,557	1,996,553
Criteo SA ADR(1)	24,352	1,169,627
Demandware, Inc.(1)	2,389	148,787
Dena Co. Ltd.	10,200	217,864
eBay, Inc.(1)	58,911	3,614,779
Endurance International Group Holdings, Inc.(1)	2,377	48,325
Envestnet, Inc.(1)	3,699	162,053
Everyday Health, Inc.(1)	7,485	92,814
Facebook, Inc., Class A(1)	56,092	4,441,926

	Shares/ Principal Amount	Value
Google, Inc., Class A(1)	8,240	$4,493,437
LinkedIn Corp., Class A(1)	8,846	1,724,351
LogMeIn, Inc.(1)	477	30,275
Pandora Media, Inc.(1)	44,099	823,328
PChome Online, Inc.	44,000	642,231
Q2 Holdings, Inc.(1)	7,027	166,610
Tencent Holdings Ltd.	236,800	4,755,149
Twitter, Inc.(1)	21,728	796,766
United Internet AG	5,593	260,823
VeriSign, Inc.(1)	7,307	461,729
Yelp, Inc.(1)	10,297	493,329
Zoopla Property Group plc	58,836	242,797
		28,322,148
IT Services — 1.7%
Accenture plc, Class A	32,973	3,166,727
Alliance Data Systems Corp.(1)	10,629	3,167,761
Amdocs Ltd.	26,525	1,454,896
Cielo SA	53,220	673,455
Cognizant Technology Solutions Corp., Class A(1)	19,692	1,274,466
Computer Sciences Corp.	503	34,506
EVERTEC, Inc.	13,823	307,285
Fidelity National Information Services, Inc.	7,826	490,690
Fiserv, Inc.(1)	15,471	1,240,001
HCL Technologies Ltd.	47,690	754,744
International Business Machines Corp.	29,579	5,018,077
QIWI plc ADR	16,140	487,751
Sabre Corp.	15,216	396,985
Tata Consultancy Services Ltd.	22,450	917,562
Teradata Corp.(1)	19,223	748,544
Total System Services, Inc.	2,870	118,244
Vantiv, Inc., Class A(1)	20,563	822,520
VeriFone Systems, Inc.(1)	4,322	164,971
Virtusa Corp.(1)	3,474	158,067
Visa, Inc., Class A	87,492	6,008,951
Western Union Co. (The)	1,594	34,988
WEX, Inc.(1)	1,342	152,169
Wirecard AG	36,790	1,524,536
		29,117,896
Leisure Products — 0.2%
Brunswick Corp.	20,417	1,042,084
Heiwa Corp.	4,900	95,106
Malibu Boats, Inc.(1)	3,838	80,483
Mattel, Inc.	27,004	696,973
Polaris Industries, Inc.	7,300	1,044,265
		2,958,911
Life Sciences Tools and Services — 0.2%
Bio-Rad Laboratories, Inc., Class A(1)	3,968	572,860
Charles River Laboratories International, Inc.(1)	612	44,272
Eurofins Scientific	903	274,818
Illumina, Inc.(1)	5,901	1,216,078

	Shares/ Principal Amount	Value
Lonza Group AG	2,311	$324,575
Mettler-Toledo International, Inc.(1)	2,017	654,880
Morphosys AG(1)	2,091	153,501
PAREXEL International Corp.(1)	1,163	77,305
PRA Health Sciences, Inc.(1)	1,457	48,751
Waters Corp.(1)	4,785	639,372
		4,006,412
Machinery — 2.0%
Albany International Corp., Class A	3,828	151,512
Altra Industrial Motion Corp.	2,808	77,220
Caterpillar, Inc.	63,213	5,393,333
Cummins, Inc.	19,175	2,599,171
Duerr AG	6,905	705,821
Dynamic Materials Corp.	4,762	52,858
EnPro Industries, Inc.	2,277	137,713
Flowserve Corp.	13,352	734,360
Global Brass & Copper Holdings, Inc.	8,793	151,503
Graham Corp.	1,879	41,770
Hitachi Construction Machinery Co. Ltd.	16,100	294,591
Hoshizaki Electric Co. Ltd.	4,400	271,909
Ingersoll-Rand plc	63,005	4,333,484
John Bean Technologies Corp.	3,438	129,166
KION Group AG	6,271	297,710
Kubota Corp.	98,000	1,637,610
Middleby Corp.(1)	22,645	2,461,512
Minebea Co. Ltd.	68,000	1,260,122
NSK Ltd.	9,200	152,030
Oshkosh Corp.	13,468	675,555
PACCAR, Inc.	7,262	461,573
Parker-Hannifin Corp.	30,765	3,705,029
Pentair plc	8,116	519,667
Snap-On, Inc.	5,700	885,780
Stanley Black & Decker, Inc.	39,037	3,998,950
Sumitomo Heavy Industries Ltd.	107,000	706,063
Takeuchi Manufacturing Co. Ltd.	4,700	252,959
WABCO Holdings, Inc.(1)	14,396	1,819,942
Wabtec Corp.	11,136	1,116,941
Yangzijiang Shipbuilding Holdings Ltd.	753,300	807,446
		35,833,300
Marine†
Kawasaki Kisen Kaisha Ltd.	249,000	631,954
Media — 1.6%
Cablevision Systems Corp., Class A	7,645	187,379
Charter Communications, Inc., Class A(1)	7,850	1,405,307
Cineplex, Inc.	3,579	141,163
Comcast Corp., Class A	153,209	8,956,598
Cumulus Media, Inc., Class A(1)	35,535	83,863
Cyfrowy Polsat SA(1)	58,534	391,452
DIRECTV(1)	6,013	547,424
E.W. Scripps Co. (The), Class A	783	18,346

	Shares/ Principal Amount	Value
Entercom Communications Corp., Class A(1)	9,010	$102,534
Entravision Communications Corp., Class A	45,614	307,894
Eutelsat Communications SA	20,237	689,237
Journal Media Group, Inc.	411	3,292
Liberty Global plc, Class A(1)	24,980	1,437,099
Markit Ltd.(1)	22,395	600,410
Naspers Ltd., N Shares	6,918	1,016,816
Nexstar Broadcasting Group, Inc., Class A	2,593	147,516
Omnicom Group, Inc.	13,757	1,025,309
ProSiebenSat.1 Media AG	13,089	625,916
Rightmove plc	1,286	65,766
Scripps Networks Interactive, Inc., Class A	2,844	190,576
Sirius XM Holdings, Inc.(1)	197,957	764,114
Societe Television Francaise 1	8,467	142,977
Technicolor SA	28,912	185,412
Time Warner Cable, Inc.	8,100	1,465,209
Time Warner, Inc.	29,840	2,520,883
Townsquare Media, Inc.(1)	2,094	27,369
Viacom, Inc., Class B	18,133	1,212,735
Walt Disney Co. (The)	30,449	3,360,656
		27,623,252
Metals and Mining — 0.5%
Alcoa, Inc.	109,037	1,362,962
Alumina Ltd.	105,191	142,350
APERAM SA(1)	1,497	61,952
BHP Billiton plc	21,327	449,664
Boliden AB	20,142	431,825
Compass Minerals International, Inc.	1,908	164,393
Evraz plc	95,851	246,997
Fortescue Metals Group Ltd.	37,743	69,833
Grupo Mexico SAB de CV	178,360	553,071
Haynes International, Inc.	1,906	89,868
Horsehead Holding Corp.(1)	20,250	251,505
Kobe Steel Ltd.	428,000	803,481
Materion Corp.	3,447	128,194
MMC Norilsk Nickel OJSC ADR	19,300	339,970
Newmont Mining Corp.	8,676	236,334
Nucor Corp.	17,475	826,567
Rio Tinto plc	54,553	2,381,299
United States Steel Corp.	13,648	333,011
		8,873,276
Multi-Utilities — 0.2%
A2A SpA	253,868	316,186
Consolidated Edison, Inc.	9,349	578,142
E.ON AG	53,705	788,619
GDF Suez	45,443	917,097
NorthWestern Corp.	9,516	495,022
PG&E Corp.	11,526	616,295
RWE AG	20,826	486,284
		4,197,645

	Shares/ Principal Amount	Value
Multiline Retail — 1.1%
Big Lots, Inc.	14,559	$639,140
Burlington Stores, Inc.(1)	13,168	694,875
Dillard's, Inc., Class A	15,372	1,783,306
Dollar Tree, Inc.(1)	18,452	1,383,716
Dollarama, Inc.	1,409	78,041
Don Quijote Holdings Co. Ltd.	3,600	278,452
Kohl's Corp.	35,769	2,342,512
Lojas Americanas SA Preference Shares	57,100	289,953
Macy's, Inc.	82,834	5,545,736
Marks & Spencer Group plc	76,576	682,336
PT Matahari Department Store Tbk	461,300	608,718
Ryohin Keikaku Co. Ltd.	3,800	645,095
Target Corp.	42,462	3,368,086
		18,339,966
Oil, Gas and Consumable Fuels — 2.9%
Aegean Marine Petroleum Network, Inc.	5,971	84,908
Antero Resources Corp.(1)	21,095	844,011
Apache Corp.	6,714	401,766
Ardmore Shipping Corp.	9,676	112,435
BP plc	252,619	1,740,359
Cabot Oil & Gas Corp.	16,759	569,136
Carrizo Oil & Gas, Inc.(1)	3,473	174,206
Chevron Corp.	31,480	3,242,440
CNOOC Ltd.	501,000	783,130
Concho Resources, Inc.(1)	23,813	2,864,704
CVR Energy, Inc.	4,849	187,947
Delek US Holdings, Inc.	253	9,578
Devon Energy Corp.	21,410	1,396,360
Diamondback Energy, Inc.(1)	1,617	125,819
Dragon Oil plc	66,680	696,071
ENI SpA	65,131	1,172,432
Enviva Partners, LP(1)	6,146	125,132
EOG Resources, Inc.	9,869	875,282
Euronav SA(1)	7,749	105,851
Exxon Mobil Corp.	77,674	6,617,825
Gulfport Energy Corp.(1)	13,363	576,747
Imperial Oil Ltd.	106,026	4,158,852
Lundin Petroleum AB(1)	16,066	252,865
Marathon Petroleum Corp.	6,053	626,243
Murphy Oil Corp.	42,378	1,841,748
Noble Energy, Inc.	16,785	734,847
Northern Tier Energy LP	2,688	65,668
NovaTek OAO GDR	6,876	693,788
Oasis Petroleum, Inc.(1)	66,368	1,126,929
Occidental Petroleum Corp.	41,377	3,235,268
PrairieSky Royalty Ltd.	3,156	84,762
Royal Dutch Shell plc, B Shares	61,568	1,857,074
Scorpio Tankers, Inc.	14,284	130,270
Statoil ASA	69,570	1,305,235

	Shares/ Principal Amount	Value
Total SA	44,273	$2,235,536
Total SA ADR	68,540	3,460,585
Tullow Oil plc	95,304	575,513
Ultrapar Participacoes SA	37,000	805,075
Valero Energy Corp.	52,886	3,132,967
Western Refining, Inc.	19,080	839,138
Woodside Petroleum Ltd.	18,699	523,674
		50,392,176
Paper and Forest Products†
KapStone Paper and Packaging Corp.	6,066	163,479
UPM-Kymmene Oyj	23,828	427,361
West Fraser Timber Co. Ltd.	3,201	176,523
		767,363
Personal Products — 0.1%
Amorepacific Corp.	1,150	419,219
Estee Lauder Cos., Inc. (The), Class A	11,357	992,943
Hypermarcas SA(1)	80,700	552,133
Kose Corp.	3,800	248,608
		2,212,903
Pharmaceuticals — 3.3%
AbbVie, Inc.	64,398	4,288,263
Actavis plc(1)	3,910	1,199,627
ALK-Abello A/S	240	28,831
Aspen Pharmacare Holdings Ltd.	23,568	708,918
AstraZeneca plc	28,067	1,875,698
Bayer AG	12,240	1,736,188
Concordia Healthcare Corp.	5,793	386,262
Depomed, Inc.(1)	4,342	90,574
Endo International plc(1)	17,605	1,474,595
Horizon Pharma plc(1)	4,904	159,037
Hospira, Inc.(1)	4,901	433,346
Jazz Pharmaceuticals plc(1)	4,146	743,585
Johnson & Johnson	126,132	12,630,858
Medicines Co. (The)(1)	1,898	53,827
Merck & Co., Inc.	135,016	8,221,124
Nektar Therapeutics(1)	3,235	37,203
Novartis AG	34,652	3,557,927
Novo Nordisk A/S, B Shares	12,225	682,631
Ono Pharmaceutical Co. Ltd.	10,000	1,095,758
Pacira Pharmaceuticals, Inc.(1)	8,073	631,389
Pfizer, Inc.	168,621	5,859,580
Roche Holding AG	14,640	4,302,355
Sanofi	7,402	724,755
Shire plc	21,060	1,813,800
Takeda Pharmaceutical Co., Ltd.	13,000	632,639
Tetraphase Pharmaceuticals, Inc.(1)	575	24,656
Teva Pharmaceutical Industries Ltd. ADR	9,820	590,182
UCB SA	10,310	737,158
Zoetis, Inc.	49,988	2,487,903
		57,208,669

	Shares/ Principal Amount	Value
Professional Services — 0.3%
Adecco SA	23,535	$1,870,580
CDI Corp.	6,462	79,935
Hays plc	66,174	163,342
Huron Consulting Group, Inc.(1)	2,362	151,876
Kforce, Inc.	6,187	136,176
Korn / Ferry International	3,473	111,448
Nielsen NV	36,614	1,647,264
On Assignment, Inc.(1)	4,182	156,783
RPX Corp.(1)	2,578	41,016
Teleperformance	5,185	381,886
Temp Holdings Co. Ltd.	6,200	219,047
USG People NV	30,654	423,366
		5,382,719
Real Estate Investment Trusts (REITs) — 2.1%
Activia Properties, Inc.	27	231,245
Alexandria Real Estate Equities, Inc.	8,608	798,220
Allied Properties Real Estate Investment Trust	16,632	485,211
Alstria Office REIT AG	29,420	381,443
Apollo Commercial Real Estate Finance, Inc.	4,566	78,398
Armada Hoffler Properties, Inc.	7,871	83,354
Ascendas Real Estate Investment Trust	75,600	134,589
Associated Estates Realty Corp.	1,567	44,801
AvalonBay Communities, Inc.	6,761	1,125,707
Big Yellow Group plc	36,348	362,492
Blackstone Mortgage Trust, Inc., Class A	1,404	42,429
Boston Properties, Inc.	11,325	1,472,590
British Land Co. plc	57,997	764,099
Brixmor Property Group, Inc.	46,990	1,164,412
Calloway Real Estate Investment Trust	15,039	349,612
Campus Crest Communities, Inc.	13,788	78,040
Capstead Mortgage Corp.	2,957	34,981
CBL & Associates Properties, Inc.	1,921	33,906
Champion REIT	567,000	323,952
Charter Hall Group	38,302	140,269
Chatham Lodging Trust	3,110	86,893
Corrections Corp. of America	29,385	1,033,177
Derwent London plc	9,233	502,518
DiamondRock Hospitality Co.	2,550	33,584
Duke Realty Corp.	34,840	681,470
DuPont Fabros Technology, Inc.	3,495	112,679
Easterly Government Properties, Inc.	3,545	55,054
Empire State Realty Trust, Inc.	23,561	425,983
EPR Properties	725	41,811
Equity Residential	15,914	1,182,729
Essex Property Trust, Inc.	4,028	896,713
Excel Trust, Inc.	5,271	83,756
Extra Space Storage, Inc.	11,595	811,998
Federation Centres	80,123	186,224
First Industrial Realty Trust, Inc.	1,526	29,772

	Shares/ Principal Amount	Value
General Growth Properties, Inc.	30,137	$853,781
Goodman Group	95,345	477,469
Great Portland Estates plc	41,549	526,126
Hatteras Financial Corp.	3,741	67,188
Healthcare Realty Trust, Inc.	1,487	35,420
Hersha Hospitality Trust	3,984	25,338
Hospitality Properties Trust	40,494	1,222,514
Host Hotels & Resorts, Inc.	24,112	480,311
Hudson Pacific Properties, Inc.	20,556	626,752
Hulic Reit, Inc.	226	328,307
Japan Hotel REIT Investment Corp.	166	113,685
Japan Rental Housing Investments, Inc.	252	167,303
Kenedix Retail REIT Corp.(1)	77	184,877
Kilroy Realty Corp.	9,090	627,846
Kite Realty Group Trust	28,254	764,271
Klepierre	11,420	507,348
Lamar Advertising Co., Class A	32,701	1,982,335
Land Securities Group plc	24,334	488,332
LaSalle Hotel Properties	14,996	546,754
Lexington Realty Trust	9,020	82,804
Link Real Estate Investment Trust (The)	165,500	960,515
Mack-Cali Realty Corp.	2,262	38,228
Mapletree Greater China Commercial Trust	229,100	181,839
Medical Properties Trust, Inc.	5,466	74,119
Merlin Properties Socimi SA(1)	18,609	242,193
MFA Financial, Inc.	5,656	44,909
Mirvac Group	155,860	239,517
New Residential Investment Corp.	2,464	42,036
NorthStar Realty Finance Corp.	28,921	524,627
Orix JREIT, Inc.	164	233,616
Outfront Media, Inc.	2,975	82,437
Pennsylvania Real Estate Investment Trust	1,631	36,404
PennyMac Mortgage Investment Trust	3,760	69,071
Piedmont Office Realty Trust, Inc., Class A	53,470	919,149
ProLogis, Inc.	25,550	1,011,525
Regency Centers Corp.	10,211	644,723
Rexford Industrial Realty, Inc.	2,414	35,220
RLJ Lodging Trust	15,433	466,540
Rouse Properties, Inc.	5,184	89,528
Ryman Hospitality Properties, Inc.	11,312	623,404
Sabra Health Care REIT, Inc.	1,490	39,485
Safestore Holdings plc	52,018	216,848
Scentre Group	211,478	638,658
Shaftesbury plc	5,352	71,657
Simon Property Group, Inc.	14,193	2,574,610
Summit Hotel Properties, Inc.	6,618	88,416
Sun Communities, Inc.	1,880	118,647
Sunstone Hotel Investors, Inc.	2,633	40,180
Two Harbors Investment Corp.	9,381	100,283
Unibail-Rodamco SE	2,981	765,633

	Shares/ Principal Amount	Value
Urstadt Biddle Properties, Inc., Class A	4,211	$84,725
Washington Real Estate Investment Trust	2,617	65,556
Westfield Corp.	18,577	137,485
Weyerhaeuser Co.	38,122	1,241,252
		37,145,907
Real Estate Management and Development — 1.2%
Ayala Land, Inc.	395,100	354,912
Beijing Capital Land Ltd., H Shares	74,000	56,118
CapitaLand Ltd.	150,100	388,583
CBRE Group, Inc.(1)	18,114	692,679
China Overseas Land & Investment Ltd.	362,000	1,311,924
China Resources Land Ltd.	122,000	394,937
Corp. Inmobiliaria Vesta SAB de CV	314,714	564,686
Daito Trust Construction Co. Ltd.	8,500	948,173
Daiwa House Industry Co. Ltd.	15,200	365,809
Dalian Wanda Commercial Properties Co. Ltd., H Shares	41,500	340,407
Deutsche Annington Immobilien SE	2,883	91,161
Emaar Properties PJSC	121,005	255,566
Fabege AB	39,084	545,475
Forest City Enterprises, Inc., Class A(1)	31,095	717,051
Global Logistic Properties Ltd.	83,100	170,133
Grand City Properties SA(1)	15,948	278,675
Greenland Hong Kong Holdings Ltd.	144,000	148,575
Hang Lung Properties Ltd.	89,000	281,222
Henderson Land Development Co. Ltd.	32,000	258,149
Highwealth Construction Corp.	173,000	434,008
Hispania Activos Inmobiliarios SAU(1)	6,372	95,948
Hongkong Land Holdings Ltd.	68,900	593,229
Hulic Co. Ltd.	46,500	481,429
Jones Lang LaSalle, Inc.	24,921	4,317,065
Kerry Properties Ltd.	61,500	256,592
KWG Property Holding Ltd.	1,182,000	1,128,088
Lend Lease Group	72,242	920,175
Longfor Properties Co. Ltd.	200,500	330,475
Marcus & Millichap, Inc.(1)	2,136	100,200
Mitsubishi Estate Co. Ltd.	14,000	313,467
Mitsui Fudosan Co. Ltd.	34,000	993,442
New World Development Co. Ltd.	215,000	286,717
Nexity SA	6,079	244,863
PT Bumi Serpong Damai Tbk	944,800	136,104
PT Summarecon Agung Tbk	357,800	53,437
SM Prime Holdings, Inc.	405,700	175,074
Sumitomo Realty & Development Co. Ltd.	5,000	192,966
Sun Hung Kai Properties Ltd.	48,000	813,449
Unite Group plc (The)	64,741	615,965
		20,646,928
Road and Rail — 0.5%
Canadian Pacific Railway Ltd., New York Shares	12,387	2,040,263
CAR, Inc.(1)	42,000	100,861
Celadon Group, Inc.	1,979	46,150

	Shares/ Principal Amount	Value
Central Japan Railway Co.	6,800	$1,184,788
CJ Korea Express Co. Ltd.(1)	4,370	741,313
DSV A/S	8,355	290,523
Go-Ahead Group plc	3,054	123,928
Heartland Express, Inc.	37,747	802,124
J.B. Hunt Transport Services, Inc.	11,057	929,009
Marten Transport Ltd.	2,925	66,339
Saia, Inc.(1)	3,024	123,803
Swift Transportation Co.(1)	3,547	82,539
Union Pacific Corp.	25,891	2,612,661
Werner Enterprises, Inc.	14,391	396,040
		9,540,341
Semiconductors and Semiconductor Equipment — 2.3%
Altera Corp.	39,493	1,929,233
ams AG	4,869	289,596
Applied Materials, Inc.	187,556	3,775,502
ARM Holdings plc	73,490	1,297,320
ASML Holding NV	7,423	829,535
Avago Technologies Ltd.	14,122	2,091,045
Broadcom Corp., Class A	74,985	4,262,897
Cavium, Inc.(1)	1,835	129,129
Cypress Semiconductor Corp.	14,676	201,501
Dialog Semiconductor plc(1)	7,239	403,175
Exar Corp.(1)	15,595	169,362
Fairchild Semiconductor International, Inc.(1)	7,708	153,543
Freescale Semiconductor Ltd.(1)	13,368	603,164
Inotera Memories, Inc.(1)	60,000	70,765
Intel Corp.	141,115	4,862,823
Kulicke & Soffa Industries, Inc.(1)	13,001	172,393
Lam Research Corp.	13,627	1,120,821
M/A-COM Technology Solutions Holdings, Inc.(1)	2,354	89,829
Maxim Integrated Products, Inc.	16,257	570,133
Mellanox Technologies Ltd.(1)	2,987	150,306
Microchip Technology, Inc.	63,327	3,111,256
Micron Technology, Inc.(1)	63,700	1,779,141
Nanometrics, Inc.(1)	4,500	69,930
NXP Semiconductors NV(1)	24,169	2,712,970
Photronics, Inc.(1)	10,150	102,414
Qorvo, Inc.(1)	2,506	205,868
Semtech Corp.(1)	5,468	116,796
SK Hynix, Inc.	1,079	49,751
Skyworks Solutions, Inc.	6,361	695,639
STMicroelectronics NV	14,653	125,110
Synaptics, Inc.(1)	2,396	238,737
Taiwan Semiconductor Manufacturing Co. Ltd.	658,500	3,132,343
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	23,338	566,647
Teradyne, Inc.	35,477	750,339
Texas Instruments, Inc.	55,744	3,117,205
Xilinx, Inc.	12,397	587,866
		40,534,084

	Shares/ Principal Amount	Value
Software — 2.3%
Activision Blizzard, Inc.	15,987	$403,832
Adobe Systems, Inc.(1)	15,668	1,239,182
AVG Technologies NV(1)	2,167	53,135
Barracuda Networks, Inc.(1)	3,672	144,456
BroadSoft, Inc.(1)	4,139	151,115
Cadence Design Systems, Inc.(1)	15,256	301,916
Electronic Arts, Inc.(1)	122,428	7,682,969
ePlus, Inc.(1)	950	73,768
Intuit, Inc.	48,954	5,098,559
Manhattan Associates, Inc.(1)	2,786	152,812
Mentor Graphics Corp.	12,161	317,524
Microsoft Corp.	161,582	7,571,733
Mobileye NV(1)	10,160	478,333
Monotype Imaging Holdings, Inc.	3,392	87,988
NetSuite, Inc.(1)	14,057	1,313,205
Nintendo Co. Ltd.	3,200	544,527
Oracle Corp.	246,060	10,701,149
Proofpoint, Inc.(1)	2,253	133,220
QLIK Technologies, Inc.(1)	4,609	166,708
Splunk, Inc.(1)	21,143	1,429,690
Synopsys, Inc.(1)	38,025	1,897,067
Tableau Software, Inc., Class A(1)	753	85,247
Tyler Technologies, Inc.(1)	5,855	711,265
Ultimate Software Group, Inc.(1)	580	93,838
Verint Systems, Inc.(1)	2,668	172,540
VMware, Inc., Class A(1)	957	83,565
		41,089,343
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	8,646	1,324,740
AutoZone, Inc.(1)	1,272	856,845
Bed Bath & Beyond, Inc.(1)	47,313	3,374,363
Build-A-Bear Workshop, Inc.(1)	2,555	41,110
CST Brands, Inc.	13,759	547,195
Destination Maternity Corp.	4,302	47,279
Foot Locker, Inc.	41,253	2,607,190
Gap, Inc. (The)	71,967	2,758,495
Home Depot, Inc. (The)	1,633	181,949
Howden Joinery Group plc	73,155	571,350
Inditex SA	41,845	1,386,104
Kirkland's, Inc.(1)	5,580	146,587
Laox Co. Ltd.(1)	37,000	115,667
Lowe's Cos., Inc.	57,212	4,003,696
MarineMax, Inc.(1)	2,776	66,402
Men's Wearhouse, Inc. (The)	3,786	219,626
Mr Price Group Ltd.	33,500	666,207
Murphy USA, Inc.(1)	2,447	142,489
Nitori Holdings Co. Ltd.	10,400	801,901
O'Reilly Automotive, Inc.(1)	10,833	2,378,168
Office Depot, Inc.(1)	3,285	30,452

	Shares/ Principal Amount	Value
Penske Automotive Group, Inc.	3,069	$158,391
Rent-A-Center, Inc.	3,364	101,761
Restoration Hardware Holdings, Inc.(1)	8,458	769,340
Ross Stores, Inc.	13,935	1,347,096
Sally Beauty Holdings, Inc.(1)	27,909	871,040
Signet Jewelers Ltd.	12,643	1,635,119
Tile Shop Holdings, Inc.(1)	8,784	109,536
TJX Cos., Inc. (The)	31,676	2,039,301
Tractor Supply Co.	14,317	1,247,583
Ulta Salon Cosmetics & Fragrance, Inc.(1)	5,751	877,718
		31,424,700
Technology Hardware, Storage and Peripherals — 2.1%
Apple, Inc.	154,909	20,181,545
Canon, Inc.	37,400	1,293,323
EMC Corp.	61,233	1,612,877
FUJIFILM Holdings Corp.	17,300	662,645
Hewlett-Packard Co.	81,842	2,733,523
Nimble Storage, Inc.(1)	4,352	112,630
Pegatron Corp.	62,000	185,032
Samsung Electronics Co. Ltd.	2,376	2,802,104
SanDisk Corp.	16,890	1,154,938
Seagate Technology plc	14,081	783,467
Silicon Graphics International Corp.(1)	18,834	120,914
Super Micro Computer, Inc.(1)	7,169	239,875
Western Digital Corp.	52,791	5,139,732
		37,022,605
Textiles, Apparel and Luxury Goods — 0.7%
Burberry Group plc	36,627	948,873
Culp, Inc.	5,020	132,277
Eclat Textile Co. Ltd.	67,000	986,674
Hanesbrands, Inc.	49,631	1,581,244
Kate Spade & Co.(1)	3,428	84,946
Lululemon Athletica, Inc.(1)	10,092	603,401
Luxottica Group SpA	17,657	1,188,772
LVMH Moet Hennessy Louis Vuitton SE	3,890	692,768
Michael Kors Holdings Ltd.(1)	2,566	119,319
Moncler SpA	5,484	104,320
Movado Group, Inc.	2,362	61,790
Pandora A/S	24,139	2,427,137
Ralph Lauren Corp.	4,717	615,097
Shenzhou International Group Holdings Ltd.	196,000	968,163
Skechers U.S.A., Inc., Class A(1)	2,552	270,180
Taiwan Paiho Ltd.	159,000	471,410
Under Armour, Inc., Class A(1)	15,952	1,250,796
Wolverine World Wide, Inc.	5,579	163,911
		12,671,078
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	13,394	162,067
Essent Group Ltd.(1)	9,126	232,804
EverBank Financial Corp.	27,049	498,784

	Shares/ Principal Amount	Value
Nationstar Mortgage Holdings, Inc.(1)	29,248	$576,771
People's United Financial, Inc.	13,942	216,937
Radian Group, Inc.	1,903	34,102
		1,721,465
Tobacco — 0.3%
Altria Group, Inc.	15,650	801,280
Imperial Tobacco Group plc	18,357	945,515
Japan Tobacco, Inc.	18,000	658,422
Philip Morris International, Inc.	43,986	3,653,917
		6,059,134
Trading Companies and Distributors — 0.3%
Ashtead Group plc	110,901	1,898,412
Beacon Roofing Supply, Inc.(1)	7,723	242,193
Bunzl plc	27,430	794,879
COSON Co. Ltd.(1)	13,220	477,149
Kaman Corp.	979	41,471
Kanamoto Co. Ltd.	8,000	226,564
United Rentals, Inc.(1)	12,170	1,082,035
Wolseley plc	12,840	793,032
		5,555,735
Transportation Infrastructure — 0.1%
Groupe Eurotunnel SE	14,324	215,765
Sydney Airport	38,099	165,742
TAV Havalimanlari Holding AS	79,452	659,501
		1,041,008
Water Utilities — 0.1%
Artesian Resources Corp., Class A	912	19,444
Beijing Enterprises Water Group Ltd.	1,344,000	1,135,362
		1,154,806
Wireless Telecommunication Services — 0.6%
Bharti Infratel Ltd.	161,401	1,210,136
China Mobile Ltd.	118,500	1,560,407
Freenet AG	5,511	181,249
KDDI Corp.	11,800	267,251
NTT DoCoMo, Inc.	8,600	154,934
PT Tower Bersama Infrastructure Tbk	984,000	701,316
RingCentral, Inc., Class A(1)	6,577	112,401
Rogers Communications, Inc., Class B	13,494	464,304
SBA Communications Corp., Class A(1)	46,157	5,160,814
Shenandoah Telecommunications Co.	221	6,946
SK Telecom Co. Ltd.	197	43,817
Vodafone Group plc	158,795	619,740
		10,483,315
TOTAL COMMON STOCKS (Cost $902,447,313)		1,138,665,144
U.S. TREASURY SECURITIES — 10.1%
U.S. Treasury Bills, 0.04%, 11/12/15(2)	$50,000	49,990
U.S. Treasury Bonds, 3.50%, 2/15/39	4,720,000	5,267,596
U.S. Treasury Bonds, 4.375%, 11/15/39	2,550,000	3,246,867
U.S. Treasury Bonds, 2.875%, 5/15/43	110,000	109,398

	Shares/ Principal Amount	Value
U.S. Treasury Bonds, 2.50%, 2/15/45	$4,000,000	$3,684,376
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	12,273,322	15,408,775
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	399,075	574,294
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	983,196	1,250,041
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	1,455,584	1,864,170
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	2,037,672	1,943,589
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,201,590	1,108,279
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	2,634,138	2,920,190
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,253,388	1,193,068
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	12,059,012	12,249,315
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	6,996,933	7,121,016
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	3,695,524	3,933,423
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	3,299,280	3,607,297
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	4,635,328	4,707,755
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	5,545,540	5,612,258
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	8,419,242	8,957,939
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,657,202	5,879,954
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	2,086,460	2,084,993
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,566,925	2,572,138
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	6,751,470	6,708,220
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	7,406,653	7,504,443
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	6,628,273	6,826,604
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	1,342,454	1,328,295
U.S. Treasury Notes, 1.375%, 11/30/15	500,000	503,164
U.S. Treasury Notes, 0.50%, 3/31/17	5,750,000	5,743,710
U.S. Treasury Notes, 0.875%, 1/31/18(3)	1,250,000	1,250,879
U.S. Treasury Notes, 1.00%, 2/15/18	17,140,000	17,201,601
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	314,719
U.S. Treasury Notes, 1.25%, 11/30/18	4,800,000	4,821,374
U.S. Treasury Notes, 1.375%, 2/29/20	7,900,000	7,874,696
U.S. Treasury Notes, 1.375%, 3/31/20	13,300,000	13,249,088
U.S. Treasury Notes, 1.375%, 4/30/20	4,350,000	4,328,589
U.S. Treasury Notes, 1.50%, 5/31/20(4)	550,000	550,516
U.S. Treasury Notes, 1.875%, 5/31/22	300,000	300,164
U.S. Treasury Notes, 2.00%, 2/15/25	2,700,000	2,673,421
TOTAL U.S. TREASURY SECURITIES (Cost $171,936,398)		176,526,204
CORPORATE BONDS — 9.0%
Aerospace and Defense — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(5)	85,000	89,994
Bombardier, Inc., 5.50%, 9/15/18(5)	110,000	109,450
Bombardier, Inc., 5.75%, 3/15/22(5)	130,000	119,275
Bombardier, Inc., 6.00%, 10/15/22(5)	35,000	31,894
Bombardier, Inc., 7.50%, 3/15/25(5)	80,000	76,800
KLX, Inc., 5.875%, 12/1/22(5)	75,000	76,219
Lockheed Martin Corp., 4.25%, 11/15/19	220,000	241,753
Raytheon Co., 2.50%, 12/15/22	6,000	5,956

		Shares/ Principal Amount	Value
TransDigm, Inc., 5.50%, 10/15/20		$95,000	$95,475
TransDigm, Inc., 6.00%, 7/15/22		140,000	142,100
United Technologies Corp., 6.05%, 6/1/36		140,000	175,138
United Technologies Corp., 4.50%, 6/1/42		160,000	165,767
			1,329,821
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(5)		150,000	146,250
Auto Components†
American Axle & Manufacturing, Inc., 6.25%, 3/15/21		25,000	26,563
Dana Holding Corp., 6.75%, 2/15/21		40,000	42,500
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22		150,000	164,812
Schaeffler Finance BV, 4.25%, 5/15/21(5)		140,000	141,050
Tenneco, Inc., 6.875%, 12/15/20		50,000	53,000
UCI International, Inc., 8.625%, 2/15/19		75,000	67,875
ZF North America Capital, Inc., 4.75%, 4/29/25(5)		105,000	105,525
			601,325
Automobiles — 0.2%
Ally Financial, Inc., 4.625%, 3/30/25		160,000	157,200
American Honda Finance Corp., 1.50%, 9/11/17(5)		70,000	70,631
American Honda Finance Corp., 2.125%, 10/10/18		150,000	153,053
Daimler Finance North America LLC, 1.30%, 7/31/15(5)		230,000	230,311
Daimler Finance North America LLC, 2.625%, 9/15/16(5)		160,000	163,167
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20(5)		280,000	285,600
Ford Motor Co., 4.75%, 1/15/43		90,000	91,476
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		100,000	108,431
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		500,000	579,842
General Motors Co., 3.50%, 10/2/18		125,000	128,788
General Motors Co., 4.875%, 10/2/23		140,000	149,626
General Motors Co., 5.00%, 4/1/35		70,000	70,667
General Motors Financial Co., Inc., 3.25%, 5/15/18		195,000	199,775
General Motors Financial Co., Inc., 4.00%, 1/15/25		180,000	178,815
Volkswagen International Finance NV, VRN, 3.75%, 3/24/21	EUR	220,000	256,755
			2,824,137
Banks — 1.3%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	179,934
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	297,253
Bank of America Corp., 3.75%, 7/12/16		$170,000	174,934
Bank of America Corp., 6.50%, 8/1/16		210,000	222,609
Bank of America Corp., 5.75%, 12/1/17		540,000	592,604
Bank of America Corp., 5.70%, 1/24/22		310,000	359,370
Bank of America Corp., 4.10%, 7/24/23		110,000	115,409
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	100,000	118,696
Bank of America Corp., MTN, 4.00%, 4/1/24		$90,000	93,785
Bank of America Corp., MTN, 4.20%, 8/26/24		210,000	213,319
Bank of America Corp., MTN, 4.00%, 1/22/25		250,000	249,140
Bank of America Corp., MTN, 5.00%, 1/21/44		100,000	108,360

		Shares/ Principal Amount	Value
Bank of America N.A., 5.30%, 3/15/17		$1,470,000	$1,565,018
Bank of Nova Scotia, 2.55%, 1/12/17		210,000	215,155
Barclays Bank plc, 5.14%, 10/14/20		100,000	110,731
Barclays Bank plc, 7.625%, 11/21/22		100,000	116,437
Barclays Bank plc, 3.75%, 5/15/24		200,000	206,720
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	150,000	213,967
BB&T Corp., MTN, 2.05%, 6/19/18		$100,000	101,410
BPCE SA, 4.625%, 7/18/23	EUR	100,000	130,154
BPCE SA, VRN, 2.75%, 7/8/21	EUR	200,000	226,786
Capital One Financial Corp., 1.00%, 11/6/15		$110,000	110,163
Citigroup, Inc., 4.45%, 1/10/17		50,000	52,451
Citigroup, Inc., 5.50%, 2/15/17		210,000	224,016
Citigroup, Inc., 1.75%, 5/1/18		580,000	580,160
Citigroup, Inc., 4.50%, 1/14/22		580,000	634,624
Citigroup, Inc., 4.05%, 7/30/22		80,000	83,416
Citigroup, Inc., 3.30%, 4/27/25		210,000	206,542
Citigroup, Inc., 6.00%, 10/31/33		110,000	126,763
Citigroup, Inc., 5.30%, 5/6/44		70,000	75,628
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	200,000	343,590
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	150,000	189,821
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	100,000	136,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$280,000	298,163
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	186,402
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, VRN, 2.50%, 5/26/21	EUR	150,000	170,034
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	260,000	316,521
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	470,000	583,173
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	90,000	121,496
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	220,353
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	300,000	392,679
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	610,000	1,081,308
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	600,000	748,160
Fifth Third Bancorp, 4.30%, 1/16/24		$120,000	125,648
Fifth Third Bank, 2.875%, 10/1/21		230,000	230,701
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	160,000	294,919
HSBC Holdings plc, 5.10%, 4/5/21		$170,000	192,527
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	120,321
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	535,000	677,585
Intesa Sanpaolo SpA, 5.02%, 6/26/24(5)		$145,000	145,456
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	305,427
JPMorgan Chase & Co., 6.00%, 1/15/18		$1,300,000	1,445,096
JPMorgan Chase & Co., 4.625%, 5/10/21		80,000	88,113
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	131,407
JPMorgan Chase & Co., 3.875%, 9/10/24		210,000	211,163
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	312,734

		Shares/ Principal Amount	Value
KeyCorp, MTN, 2.30%, 12/13/18		$230,000	$233,246
KFW, 2.00%, 6/1/16		420,000	426,783
KFW, 3.875%, 1/21/19	EUR	340,000	426,426
KFW, 2.00%, 10/4/22		$250,000	250,584
KFW, MTN, 4.625%, 1/4/23	EUR	385,000	557,991
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	240,275
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(5)		$265,000	303,094
Regions Bank, 6.45%, 6/26/37		125,000	153,486
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	300,000	342,580
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17		$300,000	325,500
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		310,000	318,100
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	100,000	108,834
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	100,000	119,066
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	150,000	179,250
SunTrust Banks, Inc., 3.60%, 4/15/16		$74,000	75,535
U.S. Bancorp, 3.44%, 2/1/16		180,000	182,856
U.S. Bancorp, MTN, 3.00%, 3/15/22		130,000	132,908
U.S. Bancorp, MTN, 3.60%, 9/11/24		310,000	316,993
Wells Fargo & Co., 3.68%, 6/15/16		220,000	226,460
Wells Fargo & Co., 4.125%, 8/15/23		300,000	317,577
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,413
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	118,278
Wells Fargo & Co., MTN, 4.60%, 4/1/21		$220,000	244,956
Wells Fargo & Co., MTN, 4.10%, 6/3/26		200,000	206,208
Wells Fargo & Co., MTN, 4.65%, 11/4/44		70,000	70,180
			22,672,430
Beverages†
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		360,000	352,660
Coca-Cola Co. (The), 1.80%, 9/1/16		41,000	41,559
Constellation Brands, Inc., 3.875%, 11/15/19		70,000	71,838
Pernod-Ricard SA, 2.95%, 1/15/17(5)		230,000	235,799
			701,856
Biotechnology — 0.1%
Amgen, Inc., 2.125%, 5/15/17		330,000	335,562
Amgen, Inc., 4.10%, 6/15/21		120,000	129,037
Amgen, Inc., 5.375%, 5/15/43		190,000	209,232
Celgene Corp., 3.25%, 8/15/22		160,000	162,330
Celgene Corp., 3.625%, 5/15/24		160,000	163,749
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	110,950
			1,110,860
Building Products†
Masco Corp., 5.95%, 3/15/22		120,000	136,200
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23		140,000	149,614
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		540,000	599,611
Dresdner Funding Trust I, 8.15%, 6/30/31(5)		210,000	265,125

		Shares/ Principal Amount	Value
E*TRADE Financial Corp., 4.625%, 9/15/23		$160,000	$161,200
Fidelity International Ltd., 7.125%, 2/13/24	GBP	100,000	191,797
Jefferies Group, Inc., 5.125%, 4/13/18		$180,000	191,883
			1,559,230
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22		265,000	271,294
Chemours Co. (The), 6.625%, 5/15/23(5)		100,000	101,750
Dow Chemical Co. (The), 2.50%, 2/15/16		200,000	202,477
Dow Chemical Co. (The), 4.25%, 11/15/20		180,000	195,182
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		8,000	7,936
Eastman Chemical Co., 2.70%, 1/15/20		180,000	181,717
Ecolab, Inc., 4.35%, 12/8/21		60,000	65,387
Hexion, Inc., 8.875%, 2/1/18		125,000	115,312
Hexion, Inc., 6.625%, 4/15/20		115,000	108,963
Huntsman International LLC, 8.625%, 3/15/21		20,000	21,200
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	219,398
LyondellBasell Industries NV, 4.625%, 2/26/55		50,000	45,980
Mosaic Co. (The), 4.25%, 11/15/23		150,000	158,368
Mosaic Co. (The), 5.625%, 11/15/43		120,000	134,671
WR Grace & Co-Conn, 5.125%, 10/1/21(5)		110,000	113,850
			1,943,485
Commercial Services and Supplies — 0.1%
ACCO Brands Corp., 6.75%, 4/30/20		30,000	32,100
ADT Corp. (The), 6.25%, 10/15/21		195,000	210,112
Clean Harbors, Inc., 5.25%, 8/1/20		115,000	118,738
Covanta Holding Corp., 5.875%, 3/1/24		155,000	160,425
Envision Healthcare Corp., 5.125%, 7/1/22(5)		200,000	206,500
Iron Mountain, Inc., 8.375%, 8/15/21		32,000	33,392
Iron Mountain, Inc., 5.75%, 8/15/24		160,000	164,600
Pitney Bowes, Inc., 4.625%, 3/15/24		160,000	165,149
Republic Services, Inc., 3.55%, 6/1/22		350,000	359,680
Waste Management, Inc., 4.10%, 3/1/45		120,000	114,557
			1,565,253
Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(5)		230,000	244,662
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		150,000	162,375
Avaya, Inc., 7.00%, 4/1/19(5)		240,000	241,200
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		70,000	69,979
Cisco Systems, Inc., 5.90%, 2/15/39		24,000	29,208
CommScope, Inc., 5.50%, 6/15/24(5)		65,000	65,081
Crown Castle International Corp., 5.25%, 1/15/23		270,000	285,660
Nokia Oyj, 5.375%, 5/15/19		50,000	54,188
SBA Communications Corp., 5.625%, 10/1/19		125,000	132,344
SBA Communications Corp., 4.875%, 7/15/22(5)		75,000	75,709
			1,360,406

	Shares/ Principal Amount	Value
Construction Materials — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	$100,000	$86,000
Builders FirstSource, Inc., 7.625%, 6/1/21(5)	75,000	78,750
Building Materials Corp. of America, 6.75%, 5/1/21(5)	115,000	122,187
Interline Brands, Inc., PIK, 10.00%, 11/15/18	70,000	73,587
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	53,750
Nortek, Inc., 8.50%, 4/15/21	225,000	244,969
Owens Corning, 4.20%, 12/15/22	140,000	144,005
Ply Gem Industries, Inc., 6.50%, 2/1/22	100,000	99,625
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	53,000	58,168
USG Corp., 5.875%, 11/1/21(5)	25,000	26,813
USG Corp., 5.50%, 3/1/25(5)	140,000	145,425
		1,133,279
Consumer Finance — 0.2%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	275,287
American Express Co., 1.55%, 5/22/18	120,000	119,636
American Express Credit Corp., 1.30%, 7/29/16	220,000	221,193
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	250,325
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	248,851
CIT Group, Inc., 4.25%, 8/15/17	280,000	286,636
CIT Group, Inc., 5.50%, 2/15/19(5)	130,000	137,638
CIT Group, Inc., 3.875%, 2/19/19	120,000	120,600
CIT Group, Inc., 5.00%, 8/15/22	390,000	401,700
CIT Group, Inc., 5.00%, 8/1/23	125,000	128,275
Equifax, Inc., 3.30%, 12/15/22	170,000	171,729
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	95,000	98,800
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	73,675
Harland Clarke Holdings Corp., 9.25%, 3/1/21(5)	35,000	33,556
Navient Corp., 5.00%, 10/26/20	100,000	100,000
Navient Corp., 5.50%, 1/25/23	470,000	459,425
OneMain Financial Holdings, Inc., 6.75%, 12/15/19(5)	50,000	53,625
PNC Bank N.A., 6.00%, 12/7/17	640,000	709,420
Springleaf Finance Corp., 7.75%, 10/1/21	25,000	27,969
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	180,000	192,600
TransUnion, PIK, 9.625%, 6/15/18	95,000	95,831
		4,206,771
Containers and Packaging — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19	175,000	180,687
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 9.125%, 10/15/20(5)	130,000	139,100
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(5)	150,000	155,250
Ball Corp., 5.00%, 3/15/22	125,000	129,063
Ball Corp., 4.00%, 11/15/23	120,000	116,250
Berry Plastics Corp., 5.50%, 5/15/22	135,000	138,628
Berry Plastics Corp., 5.125%, 7/15/23(4)	100,000	99,750

		Shares/ Principal Amount	Value
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc., 6.00%, 6/15/17(5)		$150,000	$151,875
BWAY Holding Co., 9.125%, 8/15/21(5)		80,000	83,400
Consolidated Container Co., 10.125%, 7/15/20(5)		100,000	89,500
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		175,000	173,687
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19		125,000	132,891
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		160,000	167,400
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21		100,000	106,000
Rock-Tenn Co., 3.50%, 3/1/20		170,000	176,353
Sealed Air Corp., 5.125%, 12/1/24(5)		100,000	102,125
			2,141,959
Diversified Consumer Services†
Catholic Health Initiatives, 1.60%, 11/1/17		55,000	55,068
Catholic Health Initiatives, 2.95%, 11/1/22		130,000	128,266
Johns Hopkins University, 4.08%, 7/1/53		50,000	49,585
Laureate Education, Inc., 10.00%, 9/1/19(5)		125,000	121,407
Service Corp. International / US, 5.375%, 1/15/22		75,000	80,250
			434,576
Diversified Financial Services — 0.6%
Ally Financial, Inc., 2.75%, 1/30/17		70,000	70,294
Ally Financial, Inc., 5.50%, 2/15/17		125,000	130,937
Ally Financial, Inc., 6.25%, 12/1/17		150,000	161,250
Ally Financial, Inc., 4.75%, 9/10/18		150,000	155,625
Ally Financial, Inc., 3.50%, 1/27/19		195,000	194,025
Ally Financial, Inc., 8.00%, 3/15/20		145,000	171,825
Ally Financial, Inc., 8.00%, 11/1/31		75,000	92,531
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	150,000	292,061
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16		$125,000	132,422
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(5)		185,000	196,794
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	96,000	104,680
DFC Finance Corp., 10.50%, 6/15/20(5)		$30,000	23,250
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	220,000	294,009
General Electric Capital Corp., MTN, 5.625%, 9/15/17		$710,000	780,079
General Electric Capital Corp., MTN, 4.375%, 9/16/20		900,000	996,169
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		450,000	456,918
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		580,000	597,255
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		580,000	668,476
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		200,000	206,285
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		260,000	319,011
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		90,000	93,521
HUB International Ltd., 7.875%, 10/1/21(5)		75,000	77,625
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	97,087
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	84,200

		Shares/ Principal Amount	Value
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(5)		$75,000	$75,563
Morgan Stanley, 5.00%, 11/24/25		520,000	560,768
Morgan Stanley, MTN, 6.625%, 4/1/18		560,000	633,735
Morgan Stanley, MTN, 5.625%, 9/23/19		770,000	871,116
Morgan Stanley, MTN, 3.70%, 10/23/24		50,000	50,902
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	200,000	274,663
Serta Simmons Holdings LLC, 8.125%, 10/1/20(5)		$240,000	256,800
Societe Generale SA, VRN, 5.92%, 4/5/17(5)		105,000	109,856
UBS AG, 7.625%, 8/17/22		175,000	208,404
UBS AG (Stamford Branch), 5.875%, 12/20/17		297,000	328,312
			9,766,448
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 3.875%, 8/15/21		100,000	104,909
AT&T, Inc., 2.625%, 12/1/22		170,000	163,280
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	135,730
AT&T, Inc., 6.55%, 2/15/39		$290,000	340,153
AT&T, Inc., 4.30%, 12/15/42		210,000	189,197
British Telecommunications plc, 5.95%, 1/15/18		420,000	467,716
CenturyLink, Inc., 5.625%, 4/1/20		420,000	439,950
CenturyLink, Inc., 7.65%, 3/15/42		100,000	97,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(5)		250,000	253,994
Frontier Communications Corp., 7.125%, 3/15/19		220,000	234,850
Frontier Communications Corp., 8.50%, 4/15/20		90,000	96,525
Frontier Communications Corp., 7.125%, 1/15/23		125,000	120,312
Frontier Communications Corp., 6.875%, 1/15/25		140,000	128,275
Hughes Satellite Systems Corp., 6.50%, 6/15/19		94,000	103,753
Inmarsat Finance plc, 4.875%, 5/15/22(5)		50,000	49,625
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		325,000	334,344
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		175,000	178,062
Intelsat Jackson Holdings SA, 6.625%, 12/15/22		45,000	42,075
Intelsat Luxembourg SA, 7.75%, 6/1/21		145,000	131,406
Intelsat Luxembourg SA, 8.125%, 6/1/23		45,000	40,275
Level 3 Financing, Inc., 7.00%, 6/1/20		125,000	134,219
Level 3 Financing, Inc., 8.625%, 7/15/20		175,000	189,219
Level 3 Financing, Inc., 5.375%, 8/15/22		40,000	41,050
Level 3 Financing, Inc., 5.375%, 5/1/25(5)		50,000	49,813
Orange SA, 4.125%, 9/14/21		180,000	196,342
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	250,000	288,990
Softbank Corp., 4.50%, 4/15/20(5)		$120,000	123,600
Sprint Capital Corp., 6.90%, 5/1/19		250,000	259,900
Sprint Capital Corp., 8.75%, 3/15/32		105,000	107,362
Telecom Italia Capital SA, 7.00%, 6/4/18		205,000	229,221
Telecom Italia Capital SA, 6.375%, 11/15/33		347,000	366,952
Telecom Italia Capital SA, 7.72%, 6/4/38		125,000	144,375
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	150,000	253,339
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	123,451

		Shares/ Principal Amount	Value
Verizon Communications, Inc., 3.65%, 9/14/18		$550,000	$580,099
Verizon Communications, Inc., 3.50%, 11/1/21		140,000	145,580
Verizon Communications, Inc., 5.15%, 9/15/23		380,000	425,223
Verizon Communications, Inc., 5.05%, 3/15/34		750,000	779,029
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	97,734
Verizon Communications, Inc., 6.55%, 9/15/43		146,000	177,162
Verizon Communications, Inc., 4.86%, 8/21/46		90,000	86,751
Verizon Communications, Inc., 5.01%, 8/21/54		144,000	136,745
Virgin Media Finance plc, 5.75%, 1/15/25(5)		210,000	215,250
Windstream Corp., 7.875%, 11/1/17		20,000	21,625
Windstream Corp., 7.75%, 10/15/20		120,000	122,400
Windstream Corp., 6.375%, 8/1/23		100,000	84,375
			9,031,737
Electric Utilities†
AES Corp. (The), 4.875%, 5/15/23		405,000	390,825
Atlantic Power Corp., 9.00%, 11/15/18		200,000	209,500
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	116,854
			717,179
Electronic Equipment, Instruments and Components†
Sanmina Corp., 4.375%, 6/1/19(5)		$213,000	214,597
Viasystems, Inc., 7.875%, 5/1/19(5)		50,000	53,188
			267,785
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19		55,000	47,438
Ensco plc, 4.70%, 3/15/21		300,000	310,482
FTS International, Inc., 6.25%, 5/1/22		120,000	96,300
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21		150,000	131,250
Offshore Group Investment Ltd., 7.125%, 4/1/23		100,000	70,500
Pacific Drilling SA, 5.375%, 6/1/20(5)		50,000	41,500
Paragon Offshore plc, 7.25%, 8/15/24(5)		90,000	37,800
Petroleum Geo-Services ASA, 7.375%, 12/15/18(5)		100,000	95,750
Precision Drilling Corp., 6.50%, 12/15/21		45,000	44,775
Precision Drilling Corp., 5.25%, 11/15/24		105,000	93,056
Schlumberger Investment SA, 3.65%, 12/1/23		170,000	179,129
SESI LLC, 6.375%, 5/1/19		50,000	51,625
Transocean, Inc., 3.00%, 10/15/17		110,000	107,594
Transocean, Inc., 6.00%, 3/15/18		70,000	71,575
Transocean, Inc., 6.50%, 11/15/20		145,000	139,472
Transocean, Inc., 6.375%, 12/15/21		110,000	103,812
Weatherford International Ltd., 4.50%, 4/15/22		150,000	145,272
			1,767,330
Financial Services†
Argos Merger Sub, Inc., 7.125%, 3/15/23(5)		215,000	228,438
Food and Staples Retailing — 0.1%
Albertsons Holdings LLC / Saturn Acquisition Merger Sub, Inc., 7.75%, 10/15/22(5)		27,000	29,261
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(5)		40,000	41,700

		Shares/ Principal Amount	Value
Delhaize Group SA, 5.70%, 10/1/40		$90,000	$95,093
Dollar General Corp., 3.25%, 4/15/23		120,000	116,476
Family Tree Escrow LLC, 5.75%, 3/1/23(5)		180,000	190,575
Kroger Co. (The), 6.40%, 8/15/17		320,000	354,114
Kroger Co. (The), 3.30%, 1/15/21		190,000	196,259
Rite Aid Corp., 6.75%, 6/15/21		85,000	89,675
Rite Aid Corp., 6.125%, 4/1/23(5)		175,000	182,656
SUPERVALU, Inc., 6.75%, 6/1/21		80,000	82,350
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	100,000	107,455
Tesco plc, 6.15%, 11/15/37(5)		$80,000	81,129
Wal-Mart Stores, Inc., 2.55%, 4/11/23		280,000	278,849
Wal-Mart Stores, Inc., 5.625%, 4/1/40		340,000	417,620
			2,263,212
Food Products — 0.1%
Aramark Services, Inc., 5.75%, 3/15/20		70,000	73,194
HJ Heinz Co., 4.875%, 2/15/25(5)		295,000	318,600
JBS Investments GmbH, 7.25%, 4/3/24(5)		70,000	75,075
JBS USA LLC / JBS USA Finance, Inc., 8.25%, 2/1/20(5)		90,000	96,435
JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21(5)		70,000	74,305
Kellogg Co., 4.45%, 5/30/16		500,000	517,497
Kraft Foods Group, Inc., 5.00%, 6/4/42		90,000	93,004
Mondelez International, Inc., 4.00%, 2/1/24		220,000	234,175
NBTY, Inc., 9.00%, 10/1/18		75,000	78,375
Pilgrim's Pride Corp., 5.75%, 3/15/25(5)		175,000	178,062
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21		105,000	106,050
Post Holdings, Inc., 7.375%, 2/15/22		160,000	164,333
Smithfield Foods, Inc., 6.625%, 8/15/22		80,000	86,760
Tyson Foods, Inc., 4.50%, 6/15/22		160,000	173,074
			2,268,939
Gas Utilities — 0.4%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20		70,000	73,675
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23(5)		40,000	42,327
Enbridge Energy Partners LP, 6.50%, 4/15/18		240,000	267,547
Enbridge, Inc., 4.50%, 6/10/44		120,000	107,426
Energy Transfer Equity LP, 5.875%, 1/15/24		105,000	112,087
Energy Transfer Partners LP, 4.15%, 10/1/20		200,000	208,674
Energy Transfer Partners LP, 5.20%, 2/1/22		80,000	85,531
Energy Transfer Partners LP, 3.60%, 2/1/23		170,000	165,457
Energy Transfer Partners LP, 6.50%, 2/1/42		100,000	110,310
Enterprise Products Operating LLC, 6.30%, 9/15/17		340,000	376,877
Enterprise Products Operating LLC, 4.85%, 3/15/44		360,000	361,429
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		130,000	128,700
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20		150,000	172,954
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22		40,000	40,382
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		300,000	318,457

	Shares/ Principal Amount	Value
Kinder Morgan, Inc., 4.30%, 6/1/25	$70,000	$70,124
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	232,550
Magellan Midstream Partners LP, 5.15%, 10/15/43	80,000	84,608
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.25%, 6/15/22	163,000	181,411
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	130,000	131,950
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25(4)	50,000	49,813
NGPL PipeCo LLC, 7.12%, 12/15/17(5)	150,000	155,062
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	270,000	277,112
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	125,000	130,000
Regency Energy Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23	120,000	121,260
Rockies Express Pipeline LLC, 5.625%, 4/15/20(5)	355,000	374,525
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	100,000	103,813
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	125,000	132,187
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	190,000	194,275
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	260,000	252,464
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(5)	70,000	72,625
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	56,000	59,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	204,000	197,370
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(5)	120,000	127,500
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22(5)	100,000	106,250
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	174,655
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	126,848
Williams Cos., Inc. (The), 5.75%, 6/24/44	80,000	81,425
Williams Partners LP, 5.10%, 9/15/45	100,000	94,493
		6,103,653
Health Care Equipment and Supplies — 0.1%
Alere, Inc., 8.625%, 10/1/18	60,000	62,437
Alere, Inc., 6.50%, 6/15/20	100,000	105,750
Baxter International, Inc., 3.20%, 6/15/23	90,000	89,539
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	122,662
Crimson Merger Sub, Inc., 6.625%, 5/15/22(5)	40,000	35,250
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(5)	70,000	72,275
Hospira, Inc., 5.60%, 9/15/40	70,000	82,066
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	200,000	215,600
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	54,750
Mallinckrodt International Finance SA, 4.75%, 4/15/23	160,000	155,100
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(5)	110,000	115,637
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(5)	100,000	100,950

	Shares/ Principal Amount	Value
Medtronic, Inc., 2.50%, 3/15/20(5)	$120,000	$121,729
Medtronic, Inc., 2.75%, 4/1/23	50,000	49,415
Medtronic, Inc., 3.50%, 3/15/25(5)	160,000	164,095
Medtronic, Inc., 4.375%, 3/15/35(5)	130,000	132,964
Zimmer Holdings, Inc., 2.70%, 4/1/20	100,000	100,773
		1,780,992
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	135,000	135,338
Acadia Healthcare Co., Inc., 5.625%, 2/15/23(5)	110,000	113,025
Aetna, Inc., 2.75%, 11/15/22	160,000	158,688
Amsurg Corp., 5.625%, 7/15/22	195,000	200,362
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	155,000	165,075
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	60,000	64,125
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	40,000	41,600
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	100,000	107,125
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	120,000	128,100
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	230,000	232,875
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	80,000	79,500
Express Scripts Holding Co., 2.65%, 2/15/17	300,000	307,003
Express Scripts Holding Co., 7.25%, 6/15/19	220,000	262,599
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(5)	145,000	158,050
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(5)	125,000	127,500
HCA, Inc., 3.75%, 3/15/19	130,000	132,275
HCA, Inc., 4.25%, 10/15/19	125,000	129,894
HCA, Inc., 6.50%, 2/15/20	150,000	167,812
HCA, Inc., 7.50%, 2/15/22	220,000	257,950
HCA, Inc., 5.875%, 3/15/22	75,000	84,000
HCA, Inc., 4.75%, 5/1/23	195,000	202,312
HCA, Inc., 5.375%, 2/1/25	270,000	278,775
HealthSouth Corp., 5.75%, 11/1/24	95,000	98,444
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	230,000	241,069
Kindred Healthcare, Inc., 8.00%, 1/15/20(5)	145,000	157,144
Kindred Healthcare, Inc., 6.375%, 4/15/22	75,000	76,781
LifePoint Hospitals, Inc., 5.50%, 12/1/21	175,000	184,406
NYU Hospitals Center, 4.43%, 7/1/42	110,000	108,361
Tenet Healthcare Corp., 5.00%, 3/1/19(5)	160,000	160,200
Tenet Healthcare Corp., 8.00%, 8/1/20	170,000	178,075
Tenet Healthcare Corp., 6.00%, 10/1/20	205,000	219,862
Tenet Healthcare Corp., 4.50%, 4/1/21	40,000	39,750
Tenet Healthcare Corp., 8.125%, 4/1/22	335,000	365,987
UnitedHealth Group, Inc., 2.875%, 3/15/23	130,000	130,469
Universal Health Services, Inc., 4.75%, 8/1/22(5)	150,000	156,937
		5,651,468
Hotels, Restaurants and Leisure — 0.2%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(5)	260,000	270,270
Affinity Gaming LLC / Affinity Gaming Finance Corp., 9.00%, 5/15/18	75,000	75,375

	Shares/ Principal Amount	Value
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	$60,000	$61,050
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	110,000	103,048
CEC Entertainment, Inc., 8.00%, 2/15/22	25,000	25,500
Felcor Lodging LP, 5.625%, 3/1/23	100,000	105,000
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(5)	125,000	131,875
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	260,000	275,275
MGM Resorts International, 8.625%, 2/1/19	80,000	92,400
MGM Resorts International, 5.25%, 3/31/20	150,000	155,250
MGM Resorts International, 6.00%, 3/15/23	100,000	104,125
Pinnacle Entertainment, 7.50%, 4/15/21	180,000	191,925
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	85,000	90,100
Scientific Games International, Inc., 6.25%, 9/1/20	45,000	34,650
Scientific Games International, Inc., 7.00%, 1/1/22(5)	50,000	52,375
Scientific Games International, Inc., 10.00%, 12/1/22	115,000	111,837
Station Casinos LLC, 7.50%, 3/1/21	460,000	492,200
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(5)	35,000	35,175
Wynn Macau Ltd., 5.25%, 10/15/21(5)	200,000	195,500
		2,602,930
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	21,000	20,580
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(5)	125,000	126,250
Century Communities, Inc., 6.875%, 5/15/22	30,000	30,000
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(5)	460,000	432,400
KB Home, 4.75%, 5/15/19	35,000	35,000
KB Home, 8.00%, 3/15/20	50,000	55,813
Lennar Corp., 4.50%, 6/15/19	40,000	41,200
Meritage Homes Corp., 7.00%, 4/1/22	125,000	135,000
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(5)	105,000	108,675
Standard Pacific Corp., 8.375%, 5/15/18	355,000	408,250
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(5)	195,000	192,562
Toll Brothers Finance Corp., 4.00%, 12/31/18	100,000	102,750
Toll Brothers Finance Corp., 6.75%, 11/1/19	170,000	192,525
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(5)	200,000	197,500
WCI Communities, Inc., 6.875%, 8/15/21	160,000	167,600
William Lyon Homes, Inc., 8.50%, 11/15/20	125,000	136,562
		2,382,667
Household Products — 0.1%
Energizer SpinCo, Inc., 5.50%, 6/15/25(4)(5)	70,000	70,175
Spectrum Brands, Inc., 6.75%, 3/15/20	125,000	131,875
Spectrum Brands, Inc., 6.375%, 11/15/20	255,000	273,487
Spectrum Brands, Inc., 6.625%, 11/15/22	130,000	140,075
Spectrum Brands, Inc., 5.75%, 7/15/25(5)	130,000	134,225
		749,837

		Shares/ Principal Amount	Value
Industrial Conglomerates — 0.1%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(5)		$90,000	$72,675
General Electric Co., 5.25%, 12/6/17		550,000	604,056
General Electric Co., 4.125%, 10/9/42		240,000	239,651
HD Supply, Inc., 7.50%, 7/15/20		285,000	309,581
HD Supply, Inc., 5.25%, 12/15/21(5)		100,000	104,375
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		150,000	150,319
Jack Cooper Holdings Corp., 10.25%, 6/1/20(5)		35,000	30,844
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(5)		135,000	135,675
			1,647,176
Insurance — 0.4%
ACE INA Holdings, Inc., 3.15%, 3/15/25		140,000	139,844
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21(5)		150,000	156,375
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	193,823
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	200,000	247,792
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$100,000	107,813
American International Group, Inc., 4.875%, 6/1/22		540,000	602,627
American International Group, Inc., 4.50%, 7/16/44		110,000	109,841
American International Group, Inc., MTN, 5.85%, 1/16/18		310,000	343,532
Assicurazioni Generali SpA, MTN, 4.125%, 5/4/26	EUR	100,000	120,686
AXA SA, 7.125%, 12/15/20	GBP	150,000	275,856
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$180,000	199,133
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		110,000	113,002
Berkshire Hathaway, Inc., 4.50%, 2/11/43		170,000	177,759
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	300,000	342,011
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	150,000	168,452
Genworth Financial, Inc., 7.625%, 9/24/21		$35,000	37,100
Genworth Financial, Inc., VRN, 6.15%, 11/15/16		140,000	88,200
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	72,876
International Lease Finance Corp., 8.75%, 3/15/17		215,000	238,112
International Lease Finance Corp., 6.25%, 5/15/19		195,000	216,937
Liberty Mutual Group, Inc., 4.95%, 5/1/22(5)		50,000	54,594
Liberty Mutual Group, Inc., 4.85%, 8/1/44(5)		190,000	191,361
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(5)		175,000	180,469
Lincoln National Corp., 6.25%, 2/15/20		300,000	350,607
Markel Corp., 4.90%, 7/1/22		200,000	219,082
Markel Corp., 3.625%, 3/30/23		80,000	80,715
MetLife, Inc., 4.125%, 8/13/42		90,000	87,120
MetLife, Inc., 4.875%, 11/13/43		50,000	54,036
Metropolitan Life Global Funding I, 3.00%, 1/10/23(5)		250,000	250,283
Principal Financial Group, Inc., 3.30%, 9/15/22		80,000	81,175
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		160,000	182,298
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		190,000	214,833
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(5)		200,000	206,990
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(5)		110,000	113,968

	Shares/ Principal Amount	Value
Travelers Cos., Inc. (The), 4.60%, 8/1/43	$110,000	$118,483
USI Inc. / NY, 7.75%, 1/15/21(5)	50,000	51,250
Voya Financial, Inc., 5.50%, 7/15/22	200,000	228,885
Voya Financial, Inc., 5.70%, 7/15/43	150,000	177,506
Voya Financial, Inc., VRN, 5.65%, 5/15/23	125,000	130,313
WR Berkley Corp., 4.625%, 3/15/22	130,000	139,968
WR Berkley Corp., 4.75%, 8/1/44	80,000	80,042
		7,145,749
Internet Software and Services†
Alibaba Group Holding Ltd., 3.125%, 11/28/21(5)	200,000	200,457
Equinix, Inc., 4.875%, 4/1/20	50,000	51,875
Equinix, Inc., 5.375%, 4/1/23	75,000	77,625
IAC / InterActiveCorp, 4.75%, 12/15/22	75,000	74,906
Netflix, Inc., 5.375%, 2/1/21	40,000	41,900
Netflix, Inc., 5.75%, 3/1/24	175,000	183,750
VeriSign, Inc., 4.625%, 5/1/23	40,000	39,700
VeriSign, Inc., 5.25%, 4/1/25(5)	40,000	40,900
		711,113
IT Services — 0.1%
Audatex North America, Inc., 6.00%, 6/15/21(5)	100,000	104,729
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	70,000	71,977
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	75,000	78,750
Fidelity National Information Services, Inc., 3.50%, 4/15/23	120,000	118,832
First Data Corp., 7.375%, 6/15/19(5)	255,000	265,837
First Data Corp., 8.875%, 8/15/20(5)	110,000	116,600
First Data Corp., 8.25%, 1/15/21(5)	545,000	582,469
First Data Corp., 12.625%, 1/15/21	60,000	70,425
First Data Corp., 11.75%, 8/15/21	214,000	245,298
Xerox Corp., 2.95%, 3/15/17	90,000	92,532
		1,747,449
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	217,389
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	180,000	188,957
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	140,000	156,959
		563,305
Machinery†
Case New Holand, Inc., 7.875%, 12/1/17	175,000	194,469
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	31,000	31,308
Deere & Co., 5.375%, 10/16/29	65,000	78,198
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	130,000	139,750
Navistar International Corp., 8.25%, 11/1/21	100,000	100,500
Terex Corp., 6.50%, 4/1/20	50,000	52,625
Terex Corp., 6.00%, 5/15/21	50,000	51,125
		647,975
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	330,000	330,000

	Shares/ Principal Amount	Value
Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc., 8.125%, 2/15/19	$50,000	$42,500
		372,500
Media — 0.7%
21st Century Fox America, Inc., 6.90%, 8/15/39	260,000	340,046
21st Century Fox America, Inc., 4.75%, 9/15/44	110,000	112,280
Altice Financing SA, 6.50%, 1/15/22(5)	155,000	159,650
Altice Financing SA, 6.625%, 2/15/23(5)	130,000	135,037
Altice Finco SA, 7.625%, 2/15/25(5)	115,000	118,162
Altice SA, 7.75%, 5/15/22(5)	170,000	172,125
Altice SA, 7.625%, 2/15/25(5)	90,000	89,100
Cablevision Systems Corp., 5.875%, 9/15/22	155,000	155,000
CBS Corp., 3.50%, 1/15/25	150,000	146,246
CBS Corp., 4.85%, 7/1/42	70,000	66,912
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 6/1/20	145,000	154,787
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	330,000	335,775
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(5)	70,000	70,613
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(5)	60,000	57,075
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	61,425
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	315,000	333,744
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	170,000	179,950
Comcast Corp., 6.40%, 5/15/38	230,000	291,990
Comcast Corp., 4.75%, 3/1/44	150,000	159,175
CSC Holdings LLC, 7.625%, 7/15/18	150,000	166,500
CSC Holdings LLC, 6.75%, 11/15/21	125,000	136,406
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	100,000	94,375
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 5.00%, 3/1/21	160,000	176,312
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24	120,000	125,816
Discovery Communications LLC, 5.625%, 8/15/19	130,000	146,341
Discovery Communications LLC, 3.25%, 4/1/23	100,000	97,275
DISH DBS Corp., 4.625%, 7/15/17	130,000	135,362
DISH DBS Corp., 6.75%, 6/1/21	270,000	289,069
DISH DBS Corp., 5.00%, 3/15/23	135,000	130,950
DISH DBS Corp., 5.875%, 11/15/24	100,000	100,500
Embarq Corp., 8.00%, 6/1/36	120,000	138,000
Gannett Co., Inc., 5.50%, 9/15/24(5)	140,000	142,800
Gray Television, Inc., 7.50%, 10/1/20	75,000	80,250
iHeartCommunications, Inc., 9.00%, 3/1/21	130,000	123,337
iHeartCommunications, Inc., PIK, 14.00%, 2/1/21	123,698	95,711
Lamar Media Corp., 5.875%, 2/1/22	120,000	127,050
Lamar Media Corp., 5.00%, 5/1/23	150,000	153,000
McClatchy Co. (The), 9.00%, 12/15/22	50,000	48,938
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	100,000	106,500

	Shares/ Principal Amount	Value
NBCUniversal Media LLC, 5.15%, 4/30/20	$150,000	$170,734
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	285,747
NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	347,672
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	114,000	116,280
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(5)	40,000	40,300
Numericable-SFR SAS, 6.00%, 5/15/22(5)	390,000	394,875
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	30,717
Regal Entertainment Group, 5.75%, 3/15/22	100,000	103,375
RR Donnelley & Sons Co., 7.25%, 5/15/18	29,000	32,190
RR Donnelley & Sons Co., 6.00%, 4/1/24	140,000	145,075
Sable International Finance Ltd., 8.75%, 2/1/20(5)	125,000	135,000
Scripps Networks Interactive, Inc., 2.80%, 6/15/20(4)	100,000	99,739
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	102,125
Sinclair Television Group, Inc., 5.625%, 8/1/24(5)	80,000	81,200
Sirius XM Radio, Inc., 4.25%, 5/15/20(5)	75,000	75,094
Sirius XM Radio, Inc., 5.875%, 10/1/20(5)	125,000	130,469
Sirius XM Radio, Inc., 5.75%, 8/1/21(5)	125,000	130,625
Sirius XM Radio, Inc., 6.00%, 7/15/24(5)	95,000	98,819
Sirius XM Radio, Inc., 5.375%, 4/15/25(5)	60,000	60,240
Time Warner Cable, Inc., 6.75%, 7/1/18	240,000	269,460
Time Warner Cable, Inc., 5.50%, 9/1/41	80,000	77,261
Time Warner Cable, Inc., 4.50%, 9/15/42	90,000	77,996
Time Warner, Inc., 7.70%, 5/1/32	390,000	529,955
Time Warner, Inc., 5.35%, 12/15/43	120,000	130,517
Unitymedia KabelBW GmbH, 6.125%, 1/15/25(5)	95,000	98,562
Univision Communications, Inc., 8.50%, 5/15/21(5)	120,000	128,400
Univision Communications, Inc., 5.125%, 2/15/25(5)	175,000	174,475
UPCB Finance IV Ltd., 5.375%, 1/15/25(5)	135,000	135,844
Viacom, Inc., 4.50%, 3/1/21	40,000	42,923
Viacom, Inc., 3.125%, 6/15/22	100,000	97,417
Videotron Ltee, 5.00%, 7/15/22	125,000	129,531
Virgin Media Secured Finance plc, 5.25%, 1/15/26(5)	110,000	110,412
Visant Corp., 10.00%, 10/1/17	150,000	127,125
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	160,000	157,368
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	100,000	101,467
Wind Acquisition Finance SA, 4.75%, 7/15/20(5)	130,000	131,300
Wind Acquisition Finance SA, 7.375%, 4/23/21(5)	135,000	141,075
WMG Acquisition Corp., 5.625%, 4/15/22(5)	150,000	153,375
Ziggo Bond Finance BV, 5.875%, 1/15/25(5)	90,000	92,138
		11,240,461
Metals and Mining — 0.2%
AK Steel Corp., 7.625%, 5/15/20	90,000	79,763
Alcoa, Inc., 5.40%, 4/15/21	100,000	109,125
Alcoa, Inc., 5.125%, 10/1/24	160,000	171,600
Alcoa, Inc., 5.95%, 2/1/37	60,000	62,700
Aleris International, Inc., 7.625%, 2/15/18	47,000	48,880

		Shares/ Principal Amount	Value
Allegheny Technologies, Inc., 5.95%, 1/15/21		$70,000	$72,975
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20		150,000	164,356
ArcelorMittal, 5.25%, 2/25/17		240,000	250,800
ArcelorMittal, 6.125%, 6/1/18		210,000	225,750
ArcelorMittal, 6.25%, 3/1/21		100,000	105,875
ArcelorMittal, 7.50%, 3/1/41		305,000	308,812
Barrick North America Finance LLC, 4.40%, 5/30/21		240,000	249,139
Barrick North America Finance LLC, 5.75%, 5/1/43		70,000	70,544
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21		200,000	208,590
Cliffs Natural Resources, Inc., 7.75%, 3/31/20(5)		69,594	47,324
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(5)		50,000	48,500
First Quantum Minerals Ltd., 6.75%, 2/15/20(5)		45,000	44,213
First Quantum Minerals Ltd., 7.00%, 2/15/21(5)		50,000	48,688
First Quantum Minerals Ltd., 7.25%, 5/15/22(5)		160,000	154,600
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(5)		85,000	78,200
Freeport-McMoRan, Inc., 4.55%, 11/14/24		70,000	67,100
Glencore Finance Canada Ltd., 4.95%, 11/15/21(5)		130,000	139,819
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	100,000	110,936
Newmont Mining Corp., 6.25%, 10/1/39		$80,000	80,957
PT FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(5)		120,000	126,300
Southern Copper Corp., 5.25%, 11/8/42		60,000	54,165
Steel Dynamics, Inc., 6.125%, 8/15/19		70,000	75,075
Steel Dynamics, Inc., 5.25%, 4/15/23		100,000	102,750
Teck Resources Ltd., 3.15%, 1/15/17		160,000	162,431
United States Steel Corp., 7.375%, 4/1/20		40,000	43,100
Vale Overseas Ltd., 5.625%, 9/15/19		200,000	214,626
Vale Overseas Ltd., 4.625%, 9/15/20		70,000	72,786
			3,800,479
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		140,000	141,758
Calpine Corp., 5.375%, 1/15/23		180,000	181,800
Calpine Corp., 5.875%, 1/15/24(5)		50,000	53,750
Calpine Corp., 5.75%, 1/15/25		275,000	278,094
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		30,000	27,805
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		100,000	95,547
Constellation Energy Group, Inc., 5.15%, 12/1/20		200,000	223,241
Consumers Energy Co., 2.85%, 5/15/22		50,000	50,538
Consumers Energy Co., 3.375%, 8/15/23		180,000	187,885
Dominion Resources, Inc., 6.40%, 6/15/18		360,000	409,412
Dominion Resources, Inc., 2.75%, 9/15/22		140,000	137,876
Dominion Resources, Inc., 3.625%, 12/1/24		140,000	142,007
Dominion Resources, Inc., 4.90%, 8/1/41		70,000	74,136
Duke Energy Florida, Inc., 6.35%, 9/15/37		270,000	360,386
Duke Energy Florida, Inc., 3.85%, 11/15/42		130,000	125,011
Duke Energy Progress, Inc., 4.15%, 12/1/44		120,000	121,961
Dynegy, Inc., 6.75%, 11/1/19(5)		100,000	106,250
Dynegy, Inc., 7.375%, 11/1/22(5)		415,000	444,050
Dynegy, Inc., 7.625%, 11/1/24(5)		115,000	123,912
Edison International, 3.75%, 9/15/17		200,000	210,952

		Shares/ Principal Amount	Value
Exelon Generation Co. LLC, 4.25%, 6/15/22		$120,000	$123,329
Exelon Generation Co. LLC, 5.60%, 6/15/42		80,000	87,088
GDF Suez, VRN, 4.75%, 7/10/21	EUR	300,000	370,082
GenOn Energy, Inc., 9.50%, 10/15/18		$165,000	171,187
GenOn Energy, Inc., 9.875%, 10/15/20		80,000	82,800
Georgia Power Co., 4.30%, 3/15/42		60,000	59,678
IPALCO Enterprises, Inc., 5.00%, 5/1/18		100,000	106,500
Nisource Finance Corp., 5.65%, 2/1/45		110,000	130,150
NRG Energy, Inc., 7.625%, 1/15/18		200,000	223,400
NRG Energy, Inc., 6.25%, 7/15/22		50,000	52,625
NRG Energy, Inc., 6.25%, 5/1/24		155,000	159,262
PacifiCorp, 6.00%, 1/15/39		110,000	138,824
Potomac Electric Power Co., 3.60%, 3/15/24		120,000	125,911
Progress Energy, Inc., 3.15%, 4/1/22		110,000	112,137
RJS Power Holdings LLC, 5.125%, 7/15/19(5)		80,000	79,900
Sempra Energy, 6.50%, 6/1/16		170,000	179,619
Sempra Energy, 2.40%, 3/15/20		110,000	110,703
Sempra Energy, 2.875%, 10/1/22		220,000	218,585
Southern Power Co., 5.15%, 9/15/41		60,000	64,676
SSE plc, VRN, 2.375%, 4/1/21	EUR	300,000	325,461
Virginia Electric and Power Co., 4.45%, 2/15/44		$70,000	73,543
Xcel Energy, Inc., 4.80%, 9/15/41		50,000	54,085
			6,545,916
Multiline Retail — 0.1%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21		60,000	49,050
J.C. Penney Corp., Inc., 5.75%, 2/15/18		25,000	24,813
Macy's Retail Holdings, Inc., 3.625%, 6/1/24		400,000	410,031
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(5)		190,000	204,725
Target Corp., 4.00%, 7/1/42		240,000	233,650
			922,269
Oil, Gas and Consumable Fuels — 0.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19		125,000	18,750
Alpha Natural Resources, Inc., 7.50%, 8/1/20(5)		20,000	4,850
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20		120,000	129,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		70,000	74,204
Anadarko Petroleum Corp., 6.45%, 9/15/36		120,000	143,799
Antero Resources Corp., 5.125%, 12/1/22		180,000	180,450
Antero Resources Corp., 5.625%, 6/1/23(5)		35,000	36,120
Apache Corp., 4.75%, 4/15/43		70,000	67,700
BP Capital Markets plc, 4.50%, 10/1/20		24,000	26,574
BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, 4/15/22		35,000	30,975
California Resources Corp., 5.50%, 9/15/21		245,000	233,362
California Resources Corp., 6.00%, 11/15/24		200,000	185,000
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		70,000	70,438

	Shares/ Principal Amount	Value
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	$145,000	$154,244
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	71,575
Chaparral Energy, Inc., 7.625%, 11/15/22	35,000	28,175
Chesapeake Energy Corp., 6.625%, 8/15/20	215,000	226,825
Chesapeake Energy Corp., 5.375%, 6/15/21	100,000	99,000
Chesapeake Energy Corp., 4.875%, 4/15/22	190,000	181,925
Chesapeake Energy Corp., 5.75%, 3/15/23	75,000	74,438
Chevron Corp., 2.43%, 6/24/20	80,000	81,702
Cimarex Energy Co., 5.875%, 5/1/22	70,000	75,863
Cimarex Energy Co., 4.375%, 6/1/24	140,000	144,112
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	150,000	157,803
Comstock Resources, Inc., 10.00%, 3/15/20(5)	70,000	67,331
Concho Resources, Inc., 5.50%, 10/1/22	200,000	204,000
Concho Resources, Inc., 5.50%, 4/1/23	195,000	198,900
ConocoPhillips Holding Co., 6.95%, 4/15/29	80,000	105,503
CONSOL Energy, Inc., 5.875%, 4/15/22	100,000	94,437
Denbury Resources, Inc., 5.50%, 5/1/22	60,000	57,563
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	114,687
Ecopetrol SA, 4.125%, 1/16/25	80,000	75,840
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	50,000	34,375
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	200,000	91,500
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24(5)	100,000	35,500
EOG Resources, Inc., 5.625%, 6/1/19	380,000	434,267
EOG Resources, Inc., 4.10%, 2/1/21	130,000	140,943
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	265,000	289,512
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23(5)	55,000	55,138
EXCO Resources, Inc., 7.50%, 9/15/18	120,000	83,100
Exxon Mobil Corp., 2.71%, 3/6/25	240,000	238,284
Halcon Resources Corp., 8.625%, 2/1/20(5)	70,000	71,225
Halcon Resources Corp., 8.875%, 5/15/21	138,000	97,635
Hess Corp., 6.00%, 1/15/40	90,000	99,212
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(4)(5)	70,000	70,000
Laredo Petroleum, Inc., 5.625%, 1/15/22	75,000	75,563
Laredo Petroleum, Inc., 6.25%, 3/15/23	85,000	88,187
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	110,000	95,425
Linn Energy LLC / Linn Energy Finance Corp., 8.625%, 4/15/20	155,000	140,953
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 9/15/21	80,000	64,600
Marathon Petroleum Corp., 3.50%, 3/1/16	70,000	71,336
MEG Energy Corp., 6.50%, 3/15/21(5)	50,000	48,750
MEG Energy Corp., 7.00%, 3/31/24(5)	150,000	145,500
Newfield Exploration Co., 5.75%, 1/30/22	140,000	148,400
Newfield Exploration Co., 5.625%, 7/1/24	90,000	95,175
Noble Energy, Inc., 4.15%, 12/15/21	300,000	316,886
Oasis Petroleum, Inc., 6.875%, 3/15/22	125,000	128,437
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	50,000	53,625

		Shares/ Principal Amount	Value
Peabody Energy Corp., 6.00%, 11/15/18		$250,000	$178,750
Peabody Energy Corp., 6.50%, 9/15/20		50,000	26,000
Peabody Energy Corp., 6.25%, 11/15/21		135,000	67,163
Peabody Energy Corp., 10.00%, 3/15/22(5)		50,000	38,250
Pemex Project Funding Master Trust, 6.625%, 6/15/35		70,000	78,960
Penn Virginia Corp., 8.50%, 5/1/20		70,000	66,675
Petro-Canada, 6.80%, 5/15/38		160,000	206,770
Petrobras Global Finance BV, 5.75%, 1/20/20		390,000	390,546
Petrobras Global Finance BV, 5.375%, 1/27/21		190,000	185,820
Petrobras Global Finance BV, 5.625%, 5/20/43		60,000	49,699
Petroleos Mexicanos, 6.00%, 3/5/20		190,000	215,137
Petroleos Mexicanos, 4.875%, 1/24/22		40,000	42,140
Petroleos Mexicanos, 3.50%, 1/30/23		70,000	67,813
Petroleos Mexicanos, 5.50%, 6/27/44		230,000	225,170
Phillips 66, 4.30%, 4/1/22		260,000	279,909
Phillips 66, 4.65%, 11/15/34		160,000	162,550
QEP Resources, Inc., 5.375%, 10/1/22		415,000	419,150
QEP Resources, Inc., 5.25%, 5/1/23		125,000	125,625
Range Resources Corp., 5.75%, 6/1/21		110,000	114,675
Range Resources Corp., 5.00%, 8/15/22		160,000	160,000
Rice Energy, Inc., 6.25%, 5/1/22		65,000	66,990
Rosetta Resources, Inc., 5.875%, 6/1/22		95,000	101,887
Sabine Pass LNG LP, 6.50%, 11/1/20		30,000	31,725
Samson Investment Co., 9.75%, 2/15/20		110,000	9,625
Sanchez Energy Corp., 6.125%, 1/15/23		90,000	85,950
SandRidge Energy, Inc., 7.50%, 3/15/21		210,000	121,275
SandRidge Energy, Inc., 7.50%, 2/15/23		60,000	33,600
Shell International Finance BV, 2.375%, 8/21/22		280,000	274,552
Shell International Finance BV, 3.625%, 8/21/42		65,000	59,526
Shell International Finance BV, MTN, 1.625%, 1/20/27	EUR	100,000	111,864
SM Energy Co., 5.00%, 1/15/24		$80,000	78,800
Statoil ASA, 2.45%, 1/17/23		230,000	224,460
Statoil ASA, 3.95%, 5/15/43		50,000	48,164
Statoil ASA, 4.80%, 11/8/43		130,000	143,016
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		100,000	103,750
Talisman Energy, Inc., 7.75%, 6/1/19		125,000	145,475
Tesoro Corp., 4.25%, 10/1/17		100,000	104,000
Total Capital Canada Ltd., 2.75%, 7/15/23		110,000	108,554
Total Capital Canada Ltd., MTN, 2.125%, 9/18/29	EUR	100,000	116,707
Total Capital SA, 2.125%, 8/10/18		$150,000	152,975
Whiting Petroleum Corp., 5.75%, 3/15/21		150,000	153,375
WPX Energy, Inc., 5.25%, 1/15/17		135,000	139,050
			12,144,795
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(5)		220,000	221,299
International Paper Co., 6.00%, 11/15/41		50,000	56,172

	Shares/ Principal Amount	Value
Sappi Papier Holding GmbH, 6.625%, 4/15/21(5)	$200,000	$211,500
		488,971
Personal Products — 0.1%
Avon Products, Inc., 5.75%, 3/15/23	95,000	83,125
Procter & Gamble Co. (The), 3.15%, 9/1/15	668,000	672,273
		755,398
Pharmaceuticals — 0.2%
AbbVie, Inc., 1.75%, 11/6/17	170,000	170,695
AbbVie, Inc., 2.90%, 11/6/22	210,000	206,779
AbbVie, Inc., 4.40%, 11/6/42	240,000	232,786
Actavis Funding SCS, 3.85%, 6/15/24	100,000	101,096
Actavis Funding SCS, 4.55%, 3/15/35	110,000	108,949
Actavis, Inc., 1.875%, 10/1/17	220,000	220,712
Actavis, Inc., 3.25%, 10/1/22	270,000	266,729
Actavis, Inc., 4.625%, 10/1/42	70,000	68,416
Endo Finance LLC / Endo Finco, Inc., 7.00%, 7/15/19(5)	95,000	99,037
Endo Finance LLC / Endo Finco, Inc., 7.00%, 12/15/20(5)	35,000	36,969
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(5)	60,000	63,975
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(5)	120,000	117,600
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.00%, 2/1/25(5)	130,000	132,275
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	44,000	44,271
Merck & Co., Inc., 2.40%, 9/15/22	180,000	177,528
Perrigo Finance plc, 3.90%, 12/15/24	200,000	204,022
Sanofi, 4.00%, 3/29/21	23,000	25,110
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(5)	100,000	105,875
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(5)	100,000	104,500
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/20(5)	50,000	52,438
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(5)	225,000	240,609
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(5)	85,000	93,203
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(5)	120,000	126,300
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(5)	225,000	241,594
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(5)	80,000	81,800
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(5)	75,000	77,906
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(5)	235,000	245,281
		3,646,455
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	170,000	187,171
Communications Sales & Leasing, Inc., 8.25%, 10/15/23(5)	140,000	143,150
Corrections Corp. of America, 4.125%, 4/1/20	110,000	112,200
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	75,000	77,438
DDR Corp., 3.625%, 2/1/25	130,000	127,623
DuPont Fabros Technology LP, 5.875%, 9/15/21	25,000	26,125
Essex Portfolio LP, 3.625%, 8/15/22	100,000	102,297
Essex Portfolio LP, 3.375%, 1/15/23	80,000	80,143
Essex Portfolio LP, 3.25%, 5/1/23	50,000	49,541
HCP, Inc., 3.75%, 2/1/16	210,000	213,892

		Shares/ Principal Amount	Value
Health Care REIT, Inc., 2.25%, 3/15/18		$60,000	$60,819
Health Care REIT, Inc., 3.75%, 3/15/23		160,000	162,066
Hospitality Properties Trust, 4.65%, 3/15/24		350,000	355,249
Hospitality Properties Trust, 4.50%, 3/15/25		130,000	130,257
Host Hotels & Resorts LP, 3.75%, 10/15/23		100,000	100,118
iStar Financial, Inc., 5.00%, 7/1/19		100,000	99,250
Kilroy Realty LP, 3.80%, 1/15/23		220,000	224,211
MPT Operating Partnership LP / MPT Finance Corp., 6.875%, 5/1/21		140,000	150,675
Omega Healthcare Investors, Inc., 5.875%, 3/15/24		50,000	53,375
Realty Income Corp., 4.125%, 10/15/26		80,000	83,093
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		75,000	76,500
Senior Housing Properties Trust, 4.75%, 5/1/24		180,000	185,686
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15		200,000	202,185
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21		90,000	98,876
			3,101,940
Real Estate Management and Development†
CBRE Services, Inc., 5.00%, 3/15/23		125,000	129,375
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(5)		160,000	163,200
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	98,526	150,208
			442,783
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$265,000	281,304
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41		100,000	109,562
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		50,000	54,487
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	160,405
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	66,782
CSX Corp., 4.25%, 6/1/21		140,000	153,568
CSX Corp., 3.40%, 8/1/24		200,000	203,968
Firstgroup plc, 6.125%, 1/18/19	GBP	50,000	84,986
Norfolk Southern Corp., 5.75%, 4/1/18		$40,000	44,565
Norfolk Southern Corp., 3.25%, 12/1/21		70,000	72,409
Union Pacific Corp., 4.00%, 2/1/21		100,000	109,916
Union Pacific Corp., 4.75%, 9/15/41		220,000	241,642
			1,583,594
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		30,000	26,550
Advanced Micro Devices, Inc., 7.00%, 7/1/24		75,000	63,375
Amkor Technology, Inc., 6.375%, 10/1/22		75,000	77,156
Freescale Semiconductor, Inc., 6.00%, 1/15/22(5)		345,000	372,600
Intel Corp., 1.35%, 12/15/17		170,000	170,858
Micron Technology, Inc., 5.25%, 8/1/23(5)		45,000	45,113
Micron Technology, Inc., 5.50%, 2/1/25(5)		160,000	159,184
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(5)		50,000	52,937
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(5)		50,000	53,375
			1,021,148

	Shares/ Principal Amount	Value
Software — 0.1%
Activision Blizzard, Inc., 5.625%, 9/15/21(5)	$135,000	$144,619
BMC Software Finance, Inc., 8.125%, 7/15/21(5)	25,000	22,719
Intuit, Inc., 5.75%, 3/15/17	571,000	615,102
Microsoft Corp., 2.375%, 5/1/23	90,000	88,986
Microsoft Corp., 2.70%, 2/12/25	170,000	166,395
Nuance Communications, Inc., 5.375%, 8/15/20(5)	100,000	101,375
Oracle Corp., 3.625%, 7/15/23	280,000	294,313
Oracle Corp., 3.40%, 7/8/24	140,000	143,524
		1,577,033
Specialty Retail — 0.1%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	100,000	105,125
Ashtead Capital, Inc., 5.625%, 10/1/24(5)	70,000	73,325
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(5)	100,000	100,625
Claire's Stores, Inc., 9.00%, 3/15/19(5)	40,000	35,700
Hertz Corp. (The), 6.75%, 4/15/19	125,000	129,687
Hertz Corp. (The), 5.875%, 10/15/20	50,000	51,313
Hertz Corp. (The), 7.375%, 1/15/21	200,000	210,250
Hertz Corp. (The), 6.25%, 10/15/22	75,000	77,438
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	328,128
Michaels Stores, Inc., 5.875%, 12/15/20(5)	70,000	74,200
Party City Holdings, Inc., 8.875%, 8/1/20	100,000	108,150
Petco Animal Supplies, Inc., 9.25%, 12/1/18(5)	150,000	157,687
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	69,650
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	79,688
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	87,200
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	125,312
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	90,000	91,125
United Rentals North America, Inc., 7.625%, 4/15/22	25,000	27,563
United Rentals North America, Inc., 6.125%, 6/15/23	75,000	78,703
United Rentals North America, Inc., 4.625%, 7/15/23	170,000	170,637
United Rentals North America, Inc., 5.50%, 7/15/25	175,000	175,000
		2,356,506
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.00%, 5/3/18	170,000	168,568
Apple, Inc., 2.85%, 5/6/21	180,000	185,092
Apple, Inc., 3.45%, 5/6/24	380,000	393,509
CommScope Technologies Finance LLC, 6.00%, 6/15/25(4)	105,000	106,575
Dell, Inc., 2.30%, 9/10/15	100,000	100,125
Dell, Inc., 3.10%, 4/1/16	40,000	40,436
Dell, Inc., 5.875%, 6/15/19	125,000	135,313
Hewlett-Packard Co., 4.30%, 6/1/21	125,000	132,545
NCR Corp., 5.00%, 7/15/22	40,000	39,050
		1,301,213
Textiles, Apparel and Luxury Goods — 0.1%
L Brands, Inc., 7.00%, 5/1/20	50,000	57,500

	Shares/ Principal Amount	Value
L Brands, Inc., 6.625%, 4/1/21	$80,000	$90,800
L Brands, Inc., 5.625%, 2/15/22	275,000	300,438
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22(5)	210,000	223,650
Polymer Group, Inc., 7.75%, 2/1/19	73,000	76,011
PVH Corp., 4.50%, 12/15/22	50,000	51,000
		799,399
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22	400,000	392,507
Philip Morris International, Inc., 4.125%, 5/17/21	280,000	305,097
		697,604
Wireless Telecommunication Services — 0.1%
Sprint Communications, 9.00%, 11/15/18(5)	160,000	183,800
Sprint Communications, 7.00%, 3/1/20(5)	110,000	121,688
Sprint Communications, 6.00%, 11/15/22	225,000	216,000
Sprint Corp., 7.25%, 9/15/21	275,000	277,406
Sprint Corp., 7.875%, 9/15/23	50,000	50,970
Sprint Corp., 7.125%, 6/15/24	335,000	324,950
Sprint Corp., 7.625%, 2/15/25	70,000	68,841
T-Mobile USA, Inc., 6.625%, 11/15/20	135,000	141,750
T-Mobile USA, Inc., 6.63%, 4/28/21	120,000	128,256
T-Mobile USA, Inc., 6.125%, 1/15/22	75,000	78,844
T-Mobile USA, Inc., 6.625%, 4/1/23	255,000	269,025
T-Mobile USA, Inc., 6.375%, 3/1/25	150,000	157,425
Vodafone Group plc, 5.625%, 2/27/17	230,000	246,384
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23(5)	115,000	116,091
		2,381,430
TOTAL CORPORATE BONDS (Cost $154,803,492)		157,093,114
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 4.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.8%
FHLMC, VRN, 1.76%, 6/15/15	185,710	190,573
FHLMC, VRN, 1.84%, 6/15/15	450,649	463,657
FHLMC, VRN, 1.96%, 6/15/15	373,909	386,116
FHLMC, VRN, 1.98%, 6/15/15	297,160	306,493
FHLMC, VRN, 2.08%, 6/15/15	919,732	937,910
FHLMC, VRN, 2.26%, 6/15/15	388,112	415,455
FHLMC, VRN, 2.33%, 6/15/15	641,238	651,240
FHLMC, VRN, 2.40%, 6/15/15	168,568	180,468
FHLMC, VRN, 2.41%, 6/15/15	702,950	751,355
FHLMC, VRN, 2.42%, 6/15/15	129,653	138,762
FHLMC, VRN, 2.55%, 6/15/15	118,960	126,079
FHLMC, VRN, 2.87%, 6/15/15	113,041	116,963
FHLMC, VRN, 3.05%, 6/15/15	399,465	426,049
FHLMC, VRN, 3.24%, 6/15/15	132,863	141,474
FHLMC, VRN, 3.29%, 6/15/15	352,643	374,558
FHLMC, VRN, 3.77%, 6/15/15	268,310	282,030
FHLMC, VRN, 4.06%, 6/15/15	195,072	205,174
FHLMC, VRN, 4.21%, 6/15/15	330,736	350,103

	Shares/ Principal Amount	Value
FHLMC, VRN, 5.13%, 6/15/15	$48,342	$51,562
FHLMC, VRN, 5.18%, 6/15/15	241,931	255,398
FHLMC, VRN, 6.12%, 6/15/15	128,744	138,310
FNMA, VRN, 1.89%, 6/25/15	392,763	411,964
FNMA, VRN, 1.92%, 6/25/15	723,689	761,192
FNMA, VRN, 1.94%, 6/25/15	497,085	523,520
FNMA, VRN, 1.94%, 6/25/15	1,051,726	1,107,687
FNMA, VRN, 1.94%, 6/25/15	646,414	680,790
FNMA, VRN, 1.94%, 6/25/15	556,942	586,560
FNMA, VRN, 2.20%, 6/25/15	109,431	116,740
FNMA, VRN, 2.31%, 6/25/15	134,647	143,692
FNMA, VRN, 2.33%, 6/25/15	108,122	115,442
FNMA, VRN, 2.34%, 6/25/15	401,740	429,313
FNMA, VRN, 2.70%, 6/25/15	422,480	435,411
FNMA, VRN, 3.36%, 6/25/15	240,205	251,944
FNMA, VRN, 3.68%, 6/25/15	268,233	282,470
FNMA, VRN, 3.92%, 6/25/15	218,248	231,699
FNMA, VRN, 5.05%, 6/25/15	367,303	395,400
		13,363,553
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.5%
FHLMC, 6.50%, 6/1/16	6,852	6,984
FHLMC, 6.50%, 6/1/16	8,642	8,781
FHLMC, 4.50%, 1/1/19	253,352	264,692
FHLMC, 5.00%, 10/1/19	4,895	5,131
FHLMC, 5.00%, 11/1/19	35,596	37,540
FHLMC, 5.50%, 11/1/19	1,531	1,613
FHLMC, 5.50%, 11/1/19	1,802	1,897
FHLMC, 5.50%, 11/1/19	2,992	3,159
FHLMC, 5.50%, 11/1/19	2,054	2,154
FHLMC, 5.50%, 11/1/19	1,049	1,100
FHLMC, 5.50%, 12/1/19	2,566	2,715
FHLMC, 5.00%, 2/1/20	885	928
FHLMC, 5.00%, 2/1/20	2,115	2,217
FHLMC, 5.50%, 3/1/20	5,252	5,581
FHLMC, 5.50%, 3/1/20	4,473	4,746
FHLMC, 5.50%, 3/1/20	3,492	3,697
FHLMC, 5.00%, 5/1/20	2,701	2,832
FHLMC, 5.00%, 5/1/20	5,694	5,989
FHLMC, 5.00%, 5/1/20	7,924	8,353
FHLMC, 4.50%, 7/1/20	25,504	26,811
FHLMC, 4.00%, 10/1/20	8,271	8,715
FHLMC, 8.00%, 6/1/26	514	575
FHLMC, 8.00%, 6/1/26	4,742	4,932
FHLMC, 8.00%, 7/1/26	760	763
FHLMC, 7.00%, 8/1/29	2,381	2,715
FHLMC, 8.00%, 7/1/30	13,790	16,861
FHLMC, 5.50%, 12/1/33	271,837	309,630
FHLMC, 6.50%, 5/1/34	9,552	11,108
FHLMC, 5.50%, 6/1/35	21,762	24,640
FHLMC, 5.00%, 9/1/35	8,917	9,913

	Shares/ Principal Amount	Value
FHLMC, 5.00%, 9/1/35	$5,922	$6,580
FHLMC, 5.50%, 10/1/35	57,129	64,600
FHLMC, 5.50%, 10/1/35	25,394	28,827
FHLMC, 5.00%, 11/1/35	149,078	167,280
FHLMC, 5.00%, 11/1/35	112,630	125,463
FHLMC, 6.50%, 3/1/36	4,752	5,465
FHLMC, 6.50%, 3/1/36	2,916	3,353
FHLMC, 5.50%, 1/1/38	241,654	272,130
FHLMC, 6.00%, 2/1/38	125,880	143,508
FHLMC, 6.00%, 11/1/38	551,689	628,431
FHLMC, 6.50%, 7/1/47	15,975	17,792
FNMA, 7.50%, 6/1/15	72	72
FNMA, 3.00%, 6/11/15(7)	500,000	506,377
FNMA, 3.50%, 6/11/15(7)	4,650,000	4,855,981
FNMA, 4.00%, 6/11/15(7)	2,820,000	3,011,011
FNMA, 4.50%, 6/11/15(7)	2,550,000	2,772,408
FNMA, 5.00%, 6/11/15(7)	300,000	333,695
FNMA, 5.50%, 6/11/15(7)	225,000	254,641
FNMA, 4.00%, 6/1/19	2,844	2,996
FNMA, 4.50%, 6/1/19	57,203	60,090
FNMA, 4.50%, 12/1/19	5,716	5,985
FNMA, 5.00%, 3/1/20	11,340	12,066
FNMA, 5.00%, 3/1/20	10,601	11,250
FNMA, 5.00%, 4/1/20	6,969	7,334
FNMA, 5.00%, 5/1/20	2,621	2,752
FNMA, 5.00%, 5/1/20	9,359	9,871
FNMA, 5.00%, 7/1/20	10,125	10,629
FNMA, 2.625%, 9/6/24	540,000	551,784
FNMA, 7.00%, 5/1/26	3,020	3,360
FNMA, 7.00%, 6/1/26	1,722	2,017
FNMA, 7.50%, 3/1/27	1,482	1,490
FNMA, 6.50%, 4/1/29	11,354	13,082
FNMA, 6.50%, 6/1/29	12,058	13,893
FNMA, 6.50%, 6/1/29	18,921	21,800
FNMA, 7.00%, 7/1/29	4,107	4,529
FNMA, 6.50%, 8/1/29	22,562	25,997
FNMA, 7.00%, 3/1/30	13,797	15,802
FNMA, 8.00%, 7/1/30	33,676	36,648
FNMA, 7.50%, 9/1/30	8,621	10,206
FNMA, 6.625%, 11/15/30	2,510,000	3,671,447
FNMA, 6.50%, 9/1/31	51,197	58,988
FNMA, 7.00%, 9/1/31	33,305	36,140
FNMA, 6.50%, 1/1/32	13,340	15,365
FNMA, 5.50%, 6/1/33	92,106	104,966
FNMA, 5.50%, 8/1/33	667,281	758,470
FNMA, 5.00%, 11/1/33	585,491	653,427
FNMA, 5.50%, 1/1/34	565,235	642,569
FNMA, 5.50%, 9/1/34	31,174	35,589
FNMA, 5.50%, 10/1/34	31,779	36,092
FNMA, 6.00%, 10/1/34	22,515	25,700

	Shares/ Principal Amount	Value
FNMA, 5.00%, 11/1/34	$138,261	$155,439
FNMA, 5.50%, 3/1/35	1,741	1,969
FNMA, 5.50%, 3/1/35	6,701	7,606
FNMA, 5.50%, 3/1/35	10,365	11,843
FNMA, 5.50%, 3/1/35	24,042	27,547
FNMA, 5.50%, 3/1/35	18,817	21,637
FNMA, 5.00%, 4/1/35	29,520	33,359
FNMA, 6.00%, 5/1/35	11,932	13,622
FNMA, 6.00%, 5/1/35	463	528
FNMA, 6.00%, 6/1/35	28,786	33,181
FNMA, 6.00%, 6/1/35	4,773	5,448
FNMA, 6.00%, 6/1/35	482	554
FNMA, 5.00%, 7/1/35	129,097	146,253
FNMA, 5.50%, 7/1/35	17,696	20,005
FNMA, 6.00%, 7/1/35	52,267	60,133
FNMA, 6.00%, 7/1/35	35,845	41,079
FNMA, 6.00%, 7/1/35	3,347	3,820
FNMA, 5.50%, 8/1/35	7,939	8,980
FNMA, 4.50%, 9/1/35	667,660	728,978
FNMA, 5.50%, 9/1/35	1,483	1,697
FNMA, 5.50%, 9/1/35	707	809
FNMA, 5.50%, 9/1/35	13,837	15,840
FNMA, 5.50%, 9/1/35	99,332	113,504
FNMA, 5.50%, 9/1/35	52,411	59,968
FNMA, 5.00%, 10/1/35	20,072	22,307
FNMA, 5.50%, 10/1/35	234,487	268,423
FNMA, 6.00%, 10/1/35	34,249	39,195
FNMA, 5.50%, 11/1/35	132,905	152,140
FNMA, 6.00%, 11/1/35	21,752	24,829
FNMA, 6.50%, 11/1/35	3,150	3,629
FNMA, 6.50%, 12/1/35	15,962	18,394
FNMA, 6.50%, 4/1/36	13,109	15,105
FNMA, 6.00%, 8/1/36	22,401	25,597
FNMA, 5.00%, 10/1/36	427,906	475,549
FNMA, 5.00%, 11/1/36	271,480	301,760
FNMA, 5.50%, 1/1/37	854,383	967,683
FNMA, 6.00%, 5/1/37	22,448	25,685
FNMA, 6.00%, 7/1/37	4,356	4,976
FNMA, 6.50%, 8/1/37	12,555	14,097
FNMA, 6.50%, 8/1/37	345,781	361,450
FNMA, 6.50%, 8/1/37	417,000	449,913
FNMA, 5.00%, 4/1/40	1,953,424	2,172,114
FNMA, 4.00%, 1/1/41	5,621,416	6,075,846
FNMA, 4.50%, 1/1/41	779,305	859,844
FNMA, 5.00%, 6/1/41	1,626,067	1,808,410
FNMA, 4.50%, 7/1/41	1,309,380	1,433,801
FNMA, 4.50%, 9/1/41	36,555	39,873
FNMA, 4.50%, 9/1/41	3,242,863	3,536,213
FNMA, 4.00%, 12/1/41	2,615,783	2,818,671
FNMA, 4.00%, 1/1/42	49,798	53,374

		Shares/ Principal Amount	Value
FNMA, 3.50%, 5/1/42		$2,214,162	$2,318,320
FNMA, 3.50%, 6/1/42		1,024,693	1,074,775
FNMA, 3.00%, 11/1/42		1,481,558	1,505,567
FNMA, 6.50%, 8/1/47		51,483	57,687
FNMA, 6.50%, 8/1/47		94,475	105,863
FNMA, 6.50%, 9/1/47		96,285	107,943
FNMA, 6.50%, 9/1/47		36,146	40,507
FNMA, 6.50%, 9/1/47		52,523	58,883
FNMA, 6.50%, 9/1/47		14,028	15,717
FNMA, 6.50%, 9/1/47		6,879	7,711
GNMA, 3.50%, 6/18/15(7)		350,000	367,377
GNMA, 4.00%, 6/18/15(7)		2,930,000	3,119,649
GNMA, 9.00%, 4/20/25		995	1,129
GNMA, 7.50%, 10/15/25		4,556	5,104
GNMA, 6.00%, 4/15/26		277	314
GNMA, 6.00%, 4/15/26		713	811
GNMA, 7.50%, 6/15/26		2,620	2,754
GNMA, 7.00%, 12/15/27		13,267	13,670
GNMA, 7.50%, 12/15/27		17,094	19,553
GNMA, 6.00%, 5/15/28		28,998	32,977
GNMA, 6.00%, 5/15/28		16,328	18,574
GNMA, 6.50%, 5/15/28		6,354	7,267
GNMA, 7.00%, 5/15/31		33,750	41,290
GNMA, 5.50%, 11/15/32		123,288	143,353
GNMA, 6.50%, 10/15/38		1,828,891	2,097,732
GNMA, 4.50%, 5/20/41		2,325,301	2,550,206
GNMA, 4.50%, 6/15/41		705,766	794,159
GNMA, 4.00%, 12/15/41		999,163	1,073,434
GNMA, 3.50%, 7/20/42		849,909	893,944
GNMA, 3.50%, 4/20/45		449,015	472,513
			61,278,180
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $72,006,897)			74,641,733
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.5%
Australia — 0.1%
Australia Government Bond, 4.50%, 4/15/20	AUD	178,000	151,070
Australia Government Bond, 2.75%, 4/21/24	AUD	1,373,000	1,057,128
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	430,000	339,836
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	217,000	175,823
			1,723,857
Austria — 0.1%
Austria Government Bond, 4.35%, 3/15/19(5)	EUR	492,000	629,567
Austria Government Bond, 3.90%, 7/15/20(5)	EUR	120,000	157,269
Austria Government Bond, 3.40%, 11/22/22(5)	EUR	106,000	142,075
Austria Government Bond, 1.65%, 10/21/24(5)	EUR	150,000	179,974
Austria Government Bond, 4.15%, 3/15/37(5)	EUR	108,000	187,001
			1,295,886
Belgium — 0.2%
Belgium Government Bond, 4.00%, 3/28/18(5)	EUR	383,000	469,833

		Shares/ Principal Amount	Value
Belgium Government Bond, 4.25%, 9/28/22	EUR	450,000	$630,232
Belgium Government Bond, 2.25%, 6/22/23	EUR	500,000	622,471
Belgium Government Bond, 5.00%, 3/28/35(5)	EUR	195,000	350,236
Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	145,000	255,400
			2,328,172
Brazil†
Brazilian Government International Bond, 5.875%, 1/15/19		$360,000	402,300
Canada — 0.2%
Canadian Government Bond, 1.50%, 3/1/17	CAD	410,000	335,266
Canadian Government Bond, 4.00%, 6/1/17	CAD	255,000	219,135
Canadian Government Bond, 3.75%, 6/1/19	CAD	220,000	198,172
Canadian Government Bond, 3.25%, 6/1/21	CAD	920,000	833,637
Canadian Government Bond, 4.00%, 6/1/41	CAD	515,000	559,497
Canadian Government Bond, 3.50%, 12/1/45	CAD	34,000	35,189
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	181,000	159,629
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	543,000	460,870
Province of Ontario Canada, 1.00%, 7/22/16		$24,000	24,113
Province of Ontario Canada, 4.40%, 6/2/19	CAD	294,000	265,913
Province of Ontario Canada, 4.65%, 6/2/41	CAD	333,000	346,007
Province of Quebec Canada, 3.00%, 9/1/23	CAD	240,000	205,823
Province of Quebec Canada, 5.00%, 12/1/41	CAD	75,000	81,209
			3,724,460
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	244,260
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		290,000	307,255
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	5,600,000	292,498
Denmark†
Denmark Government Bond, 4.00%, 11/15/19	DKK	35,000	6,084
Denmark Government Bond, 7.00%, 11/10/24	DKK	710,000	168,344
Denmark Government Bond, 4.50%, 11/15/39	DKK	335,000	84,916
			259,344
Finland†
Finland Government Bond, 1.625%, 9/15/22(5)	EUR	135,000	161,484
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	75,000	109,091
			270,575
France — 0.3%
France Government Bond OAT, 3.25%, 10/25/21	EUR	1,700,000	2,214,508
France Government Bond OAT, 1.75%, 11/25/24	EUR	356,000	427,649
France Government Bond OAT, 5.50%, 4/25/29	EUR	180,000	309,838
France Government Bond OAT, 3.25%, 5/25/45	EUR	690,000	1,059,059
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	625,000	698,812
			4,709,866
Germany — 0.2%
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	1,615,000	2,043,223

		Shares/ Principal Amount	Value
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	685,000	$841,011
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	60,000	111,072
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	450,000	669,253
			3,664,559
Ireland†
Ireland Government Bond, 5.90%, 10/18/19	EUR	160,000	218,803
Ireland Government Bond, 3.40%, 3/18/24	EUR	173,000	226,889
			445,692
Italy — 0.3%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	750,000	888,379
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	1,970,000	2,236,010
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/24	EUR	505,000	585,931
Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	EUR	640,000	850,075
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(5)	EUR	165,000	250,113
Italy Government International Bond, 6.875%, 9/27/23		150,000	192,593
			5,003,101
Japan — 1.0%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	431,000,000	3,506,800
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	682,200,000	5,803,132
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	431,300,000	4,220,456
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	133,500,000	1,216,215
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	319,450,000	3,027,711
			17,774,314
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	1,250,000	342,817
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	8,000,000	541,634
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$710,000	806,560
Mexico Government International Bond, 5.125%, 1/15/20		$350,000	389,375
Mexico Government International Bond, 6.05%, 1/11/40		$150,000	179,250
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$270,000	273,442
			2,190,261
Netherlands — 0.1%
Netherlands Government Bond, 3.50%, 7/15/20(5)	EUR	985,000	1,268,637
Netherlands Government Bond, 2.25%, 7/15/22(5)	EUR	35,000	43,599
Netherlands Government Bond, 3.75%, 1/15/42(5)	EUR	68,000	120,368
Netherlands Government Bond, 2.75%, 1/15/47	EUR	30,000	46,261
			1,478,865
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	330,000	250,017
Norway†
Norway Government Bond, 3.75%, 5/25/21(5)	NOK	2,110,000	312,416
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	130,250
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	188,800
			319,050

		Shares/ Principal Amount	Value
Philippines†
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	$328,500
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	138,750
			467,250
Poland†
Poland Government Bond, 4.00%, 10/25/23	PLN	780,000	226,337
Poland Government International Bond, 5.125%, 4/21/21		$250,000	282,862
			509,199
Singapore†
Singapore Government Bond, 2.375%, 4/1/17	SGD	190,000	144,393
Singapore Government Bond, 3.125%, 9/1/22	SGD	282,000	222,093
			366,486
South Africa†
South Africa Government Bond, 7.75%, 2/28/23	ZAR	6,043,000	490,827
South Korea — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16		$240,000	248,824
Korea Development Bank (The), 3.25%, 3/9/16		$160,000	162,735
Korea Development Bank (The), 4.00%, 9/9/16		$160,000	165,804
			577,363
Spain — 0.3%
Spain Government Bond, 5.50%, 7/30/17(5)	EUR	257,000	314,643
Spain Government Bond, 4.30%, 10/31/19(5)	EUR	950,000	1,206,462
Spain Government Bond, 5.85%, 1/31/22(5)	EUR	30,000	42,521
Spain Government Bond, 4.40%, 10/31/23(5)	EUR	895,000	1,193,168
Spain Government Bond, 1.60%, 4/30/25(5)	EUR	1,250,000	1,344,141
Spain Government Bond, 5.15%, 10/31/44(5)	EUR	240,000	383,490
			4,484,425
Sweden — 0.1%
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,950,000	561,984
Switzerland — 0.1%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	695,000	847,578
Switzerland Government Bond, 2.50%, 3/8/36	CHF	100,000	152,089
			999,667
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	9,400,000	306,919
Turkey†
Turkey Government International Bond, 3.25%, 3/23/23		$300,000	283,500
United Kingdom — 0.3%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	450,000	718,444
United Kingdom Gilt, 4.50%, 3/7/19	GBP	103,000	177,896
United Kingdom Gilt, 8.00%, 6/7/21	GBP	49,000	103,388
United Kingdom Gilt, 5.00%, 3/7/25	GBP	480,000	942,659
United Kingdom Gilt, 4.25%, 6/7/32	GBP	123,000	239,554
United Kingdom Gilt, 4.25%, 3/7/36	GBP	485,000	962,785
United Kingdom Gilt, 4.50%, 12/7/42	GBP	827,000	1,771,409
United Kingdom Gilt, 4.25%, 12/7/55	GBP	238,000	533,000
			5,449,135

	Shares/ Principal Amount	Value
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	$80,000	$72,800
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $65,056,768)		61,909,120
COMMERCIAL PAPER(8) — 2.3%
Bennington Stark Capital Co. LLC, 0.24%, 6/1/15(5)	3,600,000	3,599,961
BNP Paribas Finance, Inc., 0.19%, 6/5/15	3,600,000	3,599,929
Chariot Funding LLC, 0.24%, 6/10/15(5)	3,600,000	3,599,818
Crown Point Capital Co. LLC, 0.19%, 7/7/15(5)	3,650,000	3,649,304
Jupiter Securitization Co. LLC, 0.26%, 6/5/15(5)	3,600,000	3,599,902
Lexington Parker Capital Co. LLC, 0.19%, 7/24/15(5)	3,550,000	3,548,967
Liberty Street Funding LLC, 0.18%, 6/1/15(5)	3,550,000	3,549,961
Old Line Funding LLC, 0.28%, 10/2/15(5)	3,550,000	3,546,571
Thunder Bay Funding LLC, 0.27%, 6/15/15(5)	3,600,000	3,599,728
Toronto-Dominion Holdings USA, 0.24%, 9/18/15(5)	3,550,000	3,548,045
Toyota Motor Credit Corp., 0.29%, 11/23/15	3,550,000	3,544,980
TOTAL COMMERCIAL PAPER (Cost $39,386,559)		39,387,166
MUNICIPAL SECURITIES — 2.0%
American Municipal Power-Ohio, Inc. Rev., (Building Bonds), 7.50%, 2/15/50	120,000	169,585
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	120,000	160,738
California GO, (Building Bonds), 7.55%, 4/1/39	60,000	90,688
California GO, (Building Bonds), 7.30%, 10/1/39	160,000	231,504
California GO, (Building Bonds), 7.60%, 11/1/40	145,000	223,109
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.14%, 6/3/15 (LOC: JPMorgan Chase Bank N.A.) (Acquired 4/11/12 - 4/7/14, Cost $4,300,000)(9)	4,300,000	4,300,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.09%, 6/1/15 (LOC: Bank of America N.A.)	780,000	780,000
Idaho Housing & Finance Association Rev., Series 2011 A, (Traditions at Boise Apartments), VRDN, 0.10%, 6/3/15	2,300,000	2,300,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	230,000	219,084
Illinois Health Facilities Authority Rev., (Memorial Health System), VRDN, 0.08%, 6/1/15 (LOC: JPMorgan Chase Bank N.A.)	750,000	750,000
Illinois Housing Development Authority Rev., Series 2015 A-3, VRDN, 0.12%, 6/4/15	3,850,000	3,850,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	120,000	158,058
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	130,000	159,845
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	185,000	248,762
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	100,000	135,884
Metropolitan Water District of Southern California Rev., Series 2011 A-3, VRDN, 0.12%, 6/4/15	2,300,000	2,299,747
Metropolitan Water District of Southern California Rev., Series 2015 E, VRN, 0.17%, 6/4/15	4,000,000	4,000,000

	Shares/ Principal Amount	Value
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	$180,000	$260,976
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	140,000	196,665
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	75,000	97,862
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	200,000	228,318
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.14%, 6/3/15 (LOC: FNMA)	2,265,000	2,265,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	130,000	164,939
Pennsylvania Higher Educational Facilities Authority Rev., Series 2002 K-1, (Association Independent Colleges), VRDN, 0.13%, 6/4/15 (LOC: JPMorgan Chase Bank N.A.)	1,120,000	1,120,000
Port Authority of New York & New Jersey Rev., (Consolidated Bonds) 4.46%, 10/1/62	330,000	341,962
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	700,000	507,164
Riverside County Industrial Development Authority Rev., (Cal-Mold, Inc.), VRDN, 0.12%, 6/3/15 (LOC: Bank of the West)	1,660,000	1,660,000
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	280,000	336,378
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	170,000	211,307
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	170,000	196,957
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	135,000	165,803
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	195,000	238,881
Tempe Industrial Development Authority Rev., Series 2004 B, (ASUF Brickyard LLC), VRDN, 0.13%, 6/4/15 (LOC: Bank of America N.A.)	3,900,000	3,900,000
Washington Finance Commission Nonprofit Housing Rev., (Heatherwood), Series 2002 A, VRDN, 0.15%, 6/4/15 (LIQ FAC: FHLMC) (Acquired 11/7/11, Cost $3,400,00)(9)	3,400,000	3,400,000
TOTAL MUNICIPAL SECURITIES (Cost $34,596,407)		35,369,216
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	62,838	66,063
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.51%, 6/1/15	134,271	134,361
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	763,619	564,431
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 6/1/15	215,291	216,511
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	75,866	76,780
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.82%, 6/1/15	413,340	412,831
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	188,599	197,468

	Shares/ Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.20%, 6/1/15	$254,161	$252,495
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.95%, 6/1/15	313,129	308,720
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.20%, 6/1/15	252,933	250,250
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.25%, 6/1/15	405,099	402,345
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.85%, 6/1/15	146,618	140,312
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.68%, 6/1/15	336,329	335,129
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.15%, 6/1/15	234,806	228,664
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.63%, 6/1/15	406,922	407,436
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.68%, 6/1/15	679,008	682,318
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.14%, 6/1/15	260,094	258,099
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.59%, 6/1/15	176,220	175,686
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.61%, 6/1/15	411,419	415,278
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 6/1/15(5)	216,647	216,419
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.67%, 6/1/15	514,783	528,638
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	132,161	138,714
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 6/1/15	293,581	289,005
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.46%, 6/1/15	91,744	92,464
Merrill Lynch Mortgage Investors Trust Series, Series 2005-3, Class 2A, VRN, 2.16%, 6/25/15	278,214	274,156
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.32%, 6/1/15	104,835	104,167
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 6/1/15	136,237	137,016
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 6/1/15(5)	374,004	388,212
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.42%, 6/1/15	259,927	260,390
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 6/1/15	283,769	283,883
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.92%, 6/25/15	485,456	468,350
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	208,315	215,163
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 6/1/15	721,199	718,167
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.47%, 6/1/15	375,589	370,078
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.63%, 6/1/15	241,528	247,670

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 6/1/15	$487,940	$491,497
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	260,510	267,723
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	308,699	315,663
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	583,270	615,013
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.63%, 6/1/15	672,536	689,046
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.65%, 6/1/15	127,236	130,360
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.64%, 6/1/15	79,222	80,774
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.64%, 6/1/15	396,112	404,460
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.64%, 6/1/15	112,884	115,845
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.28%, 6/1/15	102,768	102,063
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.64%, 6/1/15	398,012	402,085
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 6/1/15	122,882	124,739
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 6/1/15	452,352	453,715
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	307,063	315,823
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.80%, 6/1/15	557,674	545,449
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	165,665	172,192
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	150,322	155,662
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	120,589	124,911
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.20%, 6/1/15	161,450	160,892
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 2.57%, 6/1/15	189,046	175,855
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	270,918	286,484
		16,387,920
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	804,341	881,595
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,029,378	1,029,962
		1,911,557
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,408,386)		18,299,477
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 1.0%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 6/1/15	278,441	279,286
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 6/1/15	425,000	431,159
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(5)	1,325,000	1,347,435

	Shares/ Principal Amount	Value
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.99%, 6/15/15(5)	$775,000	$775,770
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, VRN, 3.49%, 6/1/15(5)	700,000	712,879
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(5)	850,000	874,684
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(5)	250,000	263,854
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.14%, 6/15/15(5)	1,275,000	1,273,622
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.99%, 6/15/15(5)	950,000	949,542
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	700,000	775,821
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 6/1/15	700,000	759,645
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	950,000	1,028,249
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.24%, 6/1/15(5)	625,000	626,813
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	775,000	799,970
Core Industrial Trust, Series 2015-4, Class A, 3.29%, 2/10/37	1,300,000	1,326,119
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(5)	175,000	179,380
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	425,000	443,952
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 6/10/15(5)	1,300,000	1,348,951
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	302,539
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	475,000	528,681
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.09%, 6/15/15(5)	825,000	825,533
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	73,688	74,627
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 6/11/15	600,000	601,835
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 6/11/15	725,000	729,334
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 6/1/15(5)	700,000	721,380
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $17,683,053)		17,981,060
ASSET-BACKED SECURITIES(6) — 0.6%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(5)	52,989	56,963
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A, 2.63%, 12/20/21	525,000	524,895
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(5)	350,000	350,648
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(5)	700,000	717,482
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(5)	175,000	174,965
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19	90,375	94,478
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.44%, 6/15/15	225,000	224,028
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.60%, 6/7/15(5)	141,354	141,311

	Shares/ Principal Amount	Value
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.60%, 6/8/15(5)	$777,445	$777,208
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	457,985	457,843
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.55%, 6/15/15	800,000	799,446
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(5)	377,408	377,556
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.36%, 6/15/15	656,805	656,124
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.58%, 6/10/15(5)	1,050,326	1,049,697
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(5)	205,981	207,503
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(5)	990,950	984,878
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	655,880	655,907
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	700,000	701,101
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(5)	561,097	561,680
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(5)	275,483	275,458
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(5)	183,250	185,352
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(5)	597,288	599,775
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	85,621	92,470
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	140,558	144,775
TOTAL ASSET-BACKED SECURITIES (Cost $10,801,641)		10,811,543
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Growth ETF	6,264	631,223
iShares Russell Mid-Cap Value ETF	38,851	2,941,021
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,213,299)		3,572,244
CONVERTIBLE PREFERRED STOCKS†
Household Durables†
Beazer Homes USA, Inc., 7.50%, 7/15/15 (Cost $60,482)	2,322	62,555
PREFERRED STOCKS†
Consumer Finance†
Ally Financial, Inc., 7.00%(5) (Cost $34,627)	39	39,585
TEMPORARY CASH INVESTMENTS — 1.5%
SSgA U.S. Government Money Market Fund, Class N	13,380,623	13,380,623
State Street Institutional Liquid Reserves Fund, Premier Class	13,335,230	13,335,230
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,715,853)		26,715,853
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,517,151,175)		1,761,074,014
OTHER ASSETS AND LIABILITIES — (0.6)%		(11,037,822)
TOTAL NET ASSETS — 100.0%		$1,750,036,192

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	45,000	USD	35,409	Barclays Bank plc	6/17/15	$(1,032)
AUD	59,013	USD	46,206	JPMorgan Chase Bank N.A.	6/17/15	(1,124)
AUD	80,000	USD	62,683	JPMorgan Chase Bank N.A.	6/17/15	(1,568)
USD	1,035,093	AUD	1,338,537	Barclays Bank plc	6/17/15	12,536
USD	63,542	AUD	82,170	Barclays Bank plc	6/17/15	770
USD	47,712	AUD	60,000	JPMorgan Chase Bank N.A.	6/17/15	1,876
BRL	147,825	USD	50,000	UBS AG	6/17/15	(3,842)
BRL	384,345	USD	130,000	UBS AG	6/17/15	(9,988)
USD	120,000	BRL	370,500	UBS AG	6/17/15	4,311
USD	45,000	BRL	138,938	UBS AG	6/17/15	1,617
CAD	131,474	USD	110,000	Barclays Bank plc	6/17/15	(4,309)
CAD	84,777	USD	70,000	JPMorgan Chase Bank N.A.	6/17/15	(1,848)
CAD	97,192	USD	80,000	JPMorgan Chase Bank N.A.	6/17/15	(1,868)
CAD	62,440	USD	50,140	JPMorgan Chase Bank N.A.	6/30/15	45
CAD	65,767	USD	52,636	JPMorgan Chase Bank N.A.	6/30/15	223
USD	2,101,064	CAD	2,578,531	JPMorgan Chase Bank N.A.	6/17/15	28,198
USD	67,042	CAD	82,277	JPMorgan Chase Bank N.A.	6/17/15	900
USD	170,000	CAD	212,238	UBS AG	6/17/15	(617)
USD	60,000	CAD	74,908	UBS AG	6/17/15	(218)
USD	1,911,430	CAD	2,374,904	JPMorgan Chase Bank N.A.	6/30/15	2,624
USD	1,873,001	CAD	2,327,157	JPMorgan Chase Bank N.A.	6/30/15	2,572
USD	52,575	CAD	65,361	JPMorgan Chase Bank N.A.	6/30/15	42
USD	1,726,423	CAD	2,145,038	JPMorgan Chase Bank N.A.	6/30/15	2,370
CHF	168,815	USD	174,972	JPMorgan Chase Bank N.A.	6/17/15	4,738
USD	630,876	CHF	600,583	JPMorgan Chase Bank N.A.	6/17/15	(8,469)
USD	28,252	CHF	26,097	JPMorgan Chase Bank N.A.	6/17/15	471
USD	1,201	CHF	1,120	UBS AG	6/17/15	9
USD	4,053	CHF	3,746	UBS AG	6/17/15	65
CLP	169,340,957	USD	273,572	UBS AG	6/17/15	3
CLP	269,060,000	USD	440,000	UBS AG	6/17/15	(5,326)
USD	85,000	CLP	51,977,500	UBS AG	6/17/15	1,029
CNY	1,035,826	USD	168,400	UBS AG	6/17/15	808
CNY	1,229,040	USD	200,000	Westpac Group	6/17/15	771
USD	84,945	CNY	522,495	UBS AG	6/17/15	(408)
COP	265,650,000	USD	110,000	UBS AG	6/17/15	(5,192)
COP	627,900,000	USD	260,000	UBS AG	6/17/15	(12,271)
USD	240,000	COP	610,800,000	UBS AG	6/17/15	(983)
USD	105,000	COP	267,225,000	UBS AG	6/17/15	(430)
USD	100,000	CZK	2,522,794	Barclays Bank plc	6/17/15	(1,056)
USD	110,000	CZK	2,772,595	Barclays Bank plc	6/17/15	(1,063)
USD	45,000	CZK	1,134,243	Barclays Bank plc	6/17/15	(435)
USD	138,936	CZK	3,542,697	Deutsche Bank	6/17/15	(2,975)
USD	235	CZK	6,000	Deutsche Bank	6/17/15	(5)
DKK	423,727	USD	61,012	UBS AG	6/17/15	1,395
USD	87,596	DKK	608,354	UBS AG	6/17/15	(2,003)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	260,000	USD	294,962	Barclays Bank plc	6/17/15	$(9,350)
EUR	200,000	USD	224,270	Deutsche Bank	6/17/15	(4,569)
EUR	624,551	USD	670,425	UBS AG	6/17/15	15,650
EUR	280,000	USD	318,264	UBS AG	6/17/15	(10,681)
USD	90,758	EUR	80,000	Barclays Bank plc	6/17/15	2,877
USD	90,275	EUR	80,000	Barclays Bank plc	6/17/15	2,395
USD	185,278	EUR	170,000	Deutsche Bank	6/17/15	(1,468)
USD	87,190	EUR	80,000	Deutsche Bank	6/17/15	(691)
USD	274,731	EUR	245,000	Deutsche Bank	6/17/15	5,596
USD	153,869	EUR	140,000	Deutsche Bank	6/17/15	78
USD	247,289	EUR	225,000	Deutsche Bank	6/17/15	125
USD	21,137,942	EUR	19,683,893	UBS AG	6/17/15	(484,977)
USD	161,959	EUR	144,961	UBS AG	6/17/15	2,718
USD	1,237,794	EUR	1,136,968	UBS AG	6/30/15	(11,393)
USD	89,675	EUR	82,370	UBS AG	6/30/15	(825)
USD	2,504,725	EUR	2,300,699	UBS AG	6/30/15	(23,054)
GBP	50,000	USD	76,476	Barclays Bank plc	6/17/15	(65)
GBP	70,000	USD	107,067	Barclays Bank plc	6/17/15	(91)
GBP	256,667	USD	385,486	Deutsche Bank	6/17/15	6,759
GBP	70,000	USD	109,618	Deutsche Bank	6/17/15	(2,642)
GBP	90,000	USD	141,630	Deutsche Bank	6/17/15	(4,090)
GBP	120,000	USD	183,958	UBS AG	6/17/15	(571)
GBP	20,000	USD	30,660	UBS AG	6/17/15	(95)
USD	4,063,397	GBP	2,703,902	Barclays Bank plc	6/17/15	(68,768)
USD	569,879	GBP	375,501	Barclays Bank plc	6/17/15	(3,970)
USD	1,362,168	GBP	897,550	Barclays Bank plc	6/17/15	(9,489)
USD	45,682	GBP	30,000	Barclays Bank plc	6/17/15	(164)
USD	121,834	GBP	80,000	UBS AG	6/17/15	(424)
HKD	24,971	USD	3,222	JPMorgan Chase Bank N.A.	6/17/15	(1)
HUF	9,543,800	USD	35,000	Barclays Bank plc	6/17/15	(1,107)
HUF	38,175,200	USD	140,000	Barclays Bank plc	6/17/15	(4,429)
HUF	19,217,597	USD	70,000	JPMorgan Chase Bank N.A.	6/17/15	(1,753)
HUF	12,301,250	USD	45,000	UBS AG	6/17/15	(1,315)
USD	54,232	HUF	15,424,947	Deutsche Bank	6/17/15	(546)
USD	130,058	HUF	36,991,773	Deutsche Bank	6/17/15	(1,310)
USD	90,237	HUF	25,354,623	UBS AG	6/17/15	196
IDR	1,804,252,442	USD	137,887	UBS AG	6/17/15	(1,590)
IDR	4,597,425,000	USD	350,000	Westpac Group	6/17/15	(2,700)
USD	345,207	IDR	4,558,458,435	UBS AG	6/17/15	850
USD	137,921	IDR	1,821,246,805	UBS AG	6/17/15	340
ILS	336,460	USD	86,481	Barclays Bank plc	6/17/15	463
INR	16,686,441	USD	260,116	UBS AG	6/17/15	811
INR	6,957,901	USD	108,463	UBS AG	6/17/15	338
INR	22,366,400	USD	350,000	Westpac Group	6/17/15	(255)
INR	33,158,685	USD	519,159	Westpac Group	6/17/15	(655)
USD	170,000	INR	10,925,900	Westpac Group	6/17/15	(849)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	379,769	INR	24,255,850	Westpac Group	6/17/15	$479
USD	65,000	INR	4,177,550	Westpac Group	6/17/15	(325)
USD	180,000	INR	11,680,200	Westpac Group	6/17/15	(2,644)
USD	430,000	INR	27,902,700	Westpac Group	6/17/15	(6,316)
JPY	9,674,080	USD	77,976	Barclays Bank plc	6/17/15	(17)
JPY	143,240,659	USD	1,195,534	JPMorgan Chase Bank N.A.	6/17/15	(41,236)
JPY	39,311,019	USD	330,000	UBS AG	6/17/15	(13,214)
JPY	3,573,729	USD	30,000	UBS AG	6/17/15	(1,201)
USD	66,547	JPY	7,940,608	Barclays Bank plc	6/17/15	2,558
USD	270,000	JPY	33,597,720	Barclays Bank plc	6/17/15	(746)
USD	235,000	JPY	29,242,460	Barclays Bank plc	6/17/15	(649)
USD	620,000	JPY	73,823,276	JPMorgan Chase Bank N.A.	6/17/15	25,098
USD	300,000	JPY	35,768,430	JPMorgan Chase Bank N.A.	6/17/15	11,762
USD	160,000	JPY	19,076,496	JPMorgan Chase Bank N.A.	6/17/15	6,273
USD	273,888	JPY	33,684,664	JPMorgan Chase Bank N.A.	6/17/15	2,441
USD	9,942,987	JPY	1,191,249,351	UBS AG	6/17/15	343,356
USD	312,419	JPY	38,439,354	Credit Suisse AG	6/30/15	2,588
USD	11,958	JPY	1,483,619	Credit Suisse AG	6/30/15	(1)
KRW	1,275,750,595	USD	1,175,807	Westpac Group	6/17/15	(31,547)
KRW	471,231,200	USD	440,000	Westpac Group	6/17/15	(17,338)
USD	173,471	KRW	188,216,002	Westpac Group	6/17/15	4,654
USD	210,000	KRW	230,370,000	Westpac Group	6/17/15	3,374
USD	100,000	KRW	109,700,000	Westpac Group	6/17/15	1,607
USD	35,000	KRW	37,484,300	Westpac Group	6/17/15	1,379
MXN	69,416	USD	4,484	Barclays Bank plc	6/17/15	19
USD	100,000	MXN	1,537,452	Deutsche Bank	6/17/15	271
USD	250,000	MXN	3,843,630	Deutsche Bank	6/17/15	676
USD	312,784	MXN	4,843,565	JPMorgan Chase Bank N.A.	6/17/15	(1,402)
MYR	709,956	USD	200,000	Westpac Group	6/17/15	(5,801)
NOK	8,962,269	USD	1,180,385	Deutsche Bank	6/17/15	(27,620)
NOK	24,487,457	USD	3,225,146	Deutsche Bank	6/17/15	(75,466)
USD	1,189,514	NOK	9,420,700	JPMorgan Chase Bank N.A.	6/17/15	(22,216)
USD	3,300,235	NOK	26,137,161	JPMorgan Chase Bank N.A.	6/17/15	(61,637)
NZD	218,581	USD	166,715	Deutsche Bank	6/17/15	(11,849)
NZD	460,000	USD	350,113	UBS AG	6/17/15	(24,199)
USD	123,030	NZD	161,305	Deutsche Bank	6/17/15	8,744
USD	132,510	NZD	180,000	State Street Bank & Trust Co.	6/17/15	4,978
USD	88,969	NZD	120,000	State Street Bank & Trust Co.	6/17/15	3,948
USD	55,212	NZD	75,000	State Street Bank & Trust Co.	6/17/15	2,074
USD	200,181	NZD	270,000	State Street Bank & Trust Co.	6/17/15	8,884
USD	72,306	NZD	95,000	UBS AG	6/17/15	4,998
PEN	978,050	USD	310,000	UBS AG	6/17/15	(835)
PEN	410,150	USD	130,000	UBS AG	6/17/15	(350)
USD	184,853	PEN	583,118	UBS AG	6/17/15	527
USD	570,000	PEN	1,795,500	UBS AG	6/17/15	2,436
USD	50,000	PEN	157,500	UBS AG	6/17/15	214

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	7,963,200	USD	180,000	UBS AG	6/17/15	$(1,339)
PHP	19,023,200	USD	430,000	UBS AG	6/17/15	(3,198)
USD	90,000	PHP	4,018,500	UBS AG	6/17/15	(158)
USD	210,000	PHP	9,376,500	UBS AG	6/17/15	(370)
USD	88,364	PHP	3,959,591	Westpac Group	6/17/15	(473)
USD	215,719	PHP	9,666,368	Westpac Group	6/17/15	(1,154)
PLN	1,429,791	USD	390,000	Deutsche Bank	6/17/15	(8,145)
PLN	727,545	USD	195,283	UBS AG	6/17/15	(977)
USD	180,000	PLN	674,139	Barclays Bank plc	6/17/15	(43)
USD	370,000	PLN	1,385,731	Barclays Bank plc	6/17/15	(88)
USD	123,403	PLN	459,016	JPMorgan Chase Bank N.A.	6/17/15	814
RUB	13,423,727	USD	258,646	UBS AG	6/17/15	(3,931)
USD	198,186	RUB	10,499,894	UBS AG	6/17/15	(1,049)
SEK	738,773	USD	90,000	Deutsche Bank	6/17/15	(3,332)
SEK	328,343	USD	40,000	Deutsche Bank	6/17/15	(1,481)
SEK	204,049	USD	23,430	UBS AG	6/17/15	507
USD	90,000	SEK	773,571	Barclays Bank plc	6/17/15	(751)
USD	45,000	SEK	382,606	Barclays Bank plc	6/17/15	115
USD	80,000	SEK	680,189	Barclays Bank plc	6/17/15	204
USD	331,209	SEK	2,884,400	UBS AG	6/17/15	(7,171)
SGD	119,545	USD	90,000	JPMorgan Chase Bank N.A.	6/17/15	(1,353)
USD	160,714	SGD	216,620	Barclays Bank plc	6/17/15	82
USD	59,819	SGD	80,610	Barclays Bank plc	6/17/15	43
USD	80,000	SGD	108,288	UBS AG	6/17/15	(300)
USD	45,000	SGD	60,912	UBS AG	6/17/15	(169)
THB	16,574,100	USD	509,972	Westpac Group	6/17/15	(17,551)
THB	14,380,080	USD	440,000	Westpac Group	6/17/15	(12,764)
USD	155,000	THB	5,065,710	Westpac Group	6/17/15	4,496
USD	440,138	THB	14,749,024	Westpac Group	6/17/15	1,940
USD	180,359	THB	6,043,830	Westpac Group	6/17/15	795
USD	260,000	THB	8,756,800	Westpac Group	6/17/15	(167)
USD	100,000	THB	3,368,000	Westpac Group	6/17/15	(64)
TRY	259,700	USD	100,000	Barclays Bank plc	6/17/15	(2,909)
TRY	90,895	USD	35,000	Barclays Bank plc	6/17/15	(1,018)
TRY	450,464	USD	170,000	State Street Bank & Trust Co.	6/17/15	(1,590)
TRY	927,427	USD	350,000	State Street Bank & Trust Co.	6/17/15	(3,274)
USD	41,761	TRY	115,104	Barclays Bank plc	6/17/15	(1,272)
USD	290,000	TRY	787,175	JPMorgan Chase Bank N.A.	6/17/15	(4,292)
USD	290,000	TWD	8,926,200	State Street Bank & Trust Co.	6/17/15	264
USD	120,000	TWD	3,693,600	State Street Bank & Trust Co.	6/17/15	109
USD	312,757	ZAR	3,847,489	Deutsche Bank	6/17/15	(3,243)
USD	39,637	ZAR	478,404	Deutsche Bank	6/17/15	345
						$(591,531)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
14	U.S. Treasury 2-Year Notes	September 2015	$3,064,031	$3,468

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
10	U.S. Treasury 10-Year Notes	September 2015	$1,276,875	$(5,491)
4	U.S. Treasury Long Bonds	September 2015	622,500	(4,760)
			$1,899,375	$(10,251)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 24 Index	$6,900,000	Sell	5.00%	06/20/20	3.39%	$69,923	$558,239

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	LIQ FAC	-	Liquidity Facilities
AUD	-	Australian Dollar	LOC	-	Letter of Credit
BRL	-	Brazilian Real	MTN	-	Medium Term Note
CAD	-	Canadian Dollar	MXN	-	Mexican Peso
CDX	-	Credit Derivatives Indexes	MYR	-	Malaysian Ringgit
CHF	-	Swiss Franc	NOK	-	Norwegian Krone
CLP	-	Chilean Peso	NZD	-	New Zealand Dollar
CNY	-	Chinese Yuan	OJSC	-	Open Joint Stock Company
COP	-	Colombian Peso	PEN	-	Peruvian Nuevo Sol
CVA	-	Certificaten Van Aandelen	PHP	-	Philippine Peso
CZK	-	Czech Koruna	PIK	-	Payment in Kind
DKK	-	Danish Krone	PJSC	-	Public Joint Stock Company
EUR	-	Euro	PLN	-	Polish Zloty
FHLMC	-	Federal Home Loan Mortgage Corporation	RUB	-	Russian Ruble
FNMA	-	Federal National Mortgage Association	SEK	-	Swedish Krona
GBP	-	British Pound	SEQ	-	Sequential Payer
GDR	-	Global Depositary Receipt	SGD	-	Singapore Dollar
GNMA	-	Government National Mortgage Association	THB	-	Thai Baht
GO	-	General Obligation	TRY	-	Turkish Lira
HKD	-	Hong Kong Dollar	TWD	-	Taiwanese Dollar
HUF	-	Hungarian Forint	USD	-	United States Dollar
IDR	-	Indonesian Rupiah	VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
ILS	-	Israeli Shekel
INR	-	Indian Rupee	VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
JPY	-	Japanese Yen
KRW	-	South Korea Won	ZAR	-	South African Rand
† Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $44,160.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $84,252,301, which represented 4.8% of total net assets.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Forward commitment. Settlement date is indicated.

(8)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(9)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $7,700,000, which represented 0.4% of total net assets.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,517,151,175)	$1,761,074,014
Foreign currency holdings, at value (cost of $2,633,538)	2,622,289
Deposits with broker for futures contracts and swap agreements	396,445
Receivable for investments sold	12,891,672
Receivable for capital shares sold	1,560,255
Receivable for variation margin on futures contracts	1,313
Receivable for variation margin on swap agreements	1,362
Unrealized appreciation on forward foreign currency exchange contracts	559,621
Dividends and interest receivable	6,327,615
Other assets	13,111
1,785,447,697

Liabilities
Disbursements in excess of demand deposit cash	121,966
Payable for investments purchased	28,961,287
Payable for capital shares redeemed	3,209,512
Payable for variation margin on futures contracts	6,219
Unrealized depreciation on forward foreign currency exchange contracts	1,151,152
Accrued management fees	1,539,451
Distribution and service fees payable	260,471
Accrued foreign taxes	161,447
35,411,505

Net Assets	$1,750,036,192

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,438,904,812
Undistributed net investment income	1,479,107
Undistributed net realized gain	66,455,895
Net unrealized appreciation	243,196,378
$1,750,036,192

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$721,164,191	99,823,369	$7.22
Institutional Class, $0.01 Par Value	$266,995,396	36,947,680	$7.23
A Class, $0.01 Par Value	$559,460,150	77,634,869	$7.21*
B Class, $0.01 Par Value	$11,067,758	1,544,819	$7.16
C Class, $0.01 Par Value	$127,235,454	17,724,422	$7.18
R Class, $0.01 Par Value	$53,656,908	7,471,511	$7.18
R6 Class, $0.01 Par Value	$10,456,335	1,447,886	$7.22
*Maximum offering price $7.65 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $398,560)	$11,680,158
Interest	6,310,231
17,990,389

Expenses:
Management fees	9,056,664
Distribution and service fees:
A Class	712,119
B Class	59,579
C Class	632,748
R Class	128,802
Directors' fees and expenses	31,107
Other expenses	8,777
10,629,796

Net investment income (loss)	7,360,593

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $5,766)	84,762,207
Futures contract transactions	149,959
Swap agreement transactions	(52,878)
Foreign currency transactions	350,971
85,210,259

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(98,951))	(45,227,039)
Futures contracts	(6,783)
Swap agreements	69,923
Translation of assets and liabilities in foreign currencies	(708,269)
(45,872,168)

Net realized and unrealized gain (loss)	39,338,091

Net Increase (Decrease) in Net Assets Resulting from Operations	$46,698,684

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2014
Increase (Decrease) in Net Assets	May 31, 2015	November 30, 2014
Operations
Net investment income (loss)	$7,360,593	$13,968,161
Net realized gain (loss)	85,210,259	164,017,050
Change in net unrealized appreciation (depreciation)	(45,872,168)	(33,309,808)
Net increase (decrease) in net assets resulting from operations	46,698,684	144,675,403

Distributions to Shareholders
From net investment income:
Investor Class	(2,480,897)	(6,504,369)
Institutional Class	(1,304,537)	(3,104,968)
A Class	(1,533,865)	(4,597,949)
B Class	(3,014)	(21,399)
C Class	(30,853)	(161,522)
R Class	(89,989)	(231,316)
R6 Class	(46,206)	(26,097)
From net realized gains:
Investor Class	(55,786,503)	(53,053,362)
Institutional Class	(22,652,074)	(19,935,501)
A Class	(47,218,884)	(52,644,043)
B Class	(989,345)	(1,268,287)
C Class	(10,056,228)	(9,547,590)
R Class	(3,903,781)	(3,598,945)
R6 Class	(675,551)	(9,917)
Decrease in net assets from distributions	(146,771,727)	(154,705,265)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	40,898,251	23,105,269

Net increase (decrease) in net assets	(59,174,792)	13,075,407

Net Assets
Beginning of period	1,809,210,984	1,796,135,577
End of period	$1,750,036,192	$1,809,210,984

Undistributed (distributions in excess of) net investment income	$1,479,107	$(392,125)

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2015 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.10% for the Investor Class, A Class, B Class, C Class and R Class. The annual management fee schedule ranges from 0.70% to 0.90% for the Institutional Class and 0.55% to 0.75% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2015 was 1.06% for the Investor Class, A Class, B Class, C Class and R Class, 0.86% for the Institutional Class and 0.71% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2015 totaled $813,316,703, of which $160,366,978 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2015 totaled $889,937,194, of which $168,985,981 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2015		Year ended November 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	430,000,000		430,000,000
Sold	7,649,640	$54,703,572	16,322,397	$120,577,160
Issued in reinvestment of distributions	8,390,021	57,615,929	8,214,792	58,326,402
Redeemed	(9,272,161)	(66,406,692)	(19,366,561)	(142,697,284)
	6,767,500	45,912,809	5,170,628	36,206,278
Institutional Class/Shares Authorized	200,000,000		200,000,000
Sold	2,468,308	17,643,327	7,800,770	57,396,293
Issued in reinvestment of distributions	3,484,825	23,937,857	3,239,534	23,024,820
Redeemed	(6,743,890)	(48,723,131)	(6,220,485)	(45,985,957)
	(790,757)	(7,141,947)	4,819,819	34,435,156
A Class/Shares Authorized	375,000,000		375,000,000
Sold	9,031,573	64,741,010	14,542,650	106,970,964
Issued in reinvestment of distributions	6,898,516	47,224,779	7,641,151	54,041,339
Redeemed	(17,420,972)	(124,065,417)	(30,285,947)	(224,627,291)
	(1,490,883)	(12,099,628)	(8,102,146)	(63,614,988)
B Class/Shares Authorized	50,000,000		50,000,000
Sold	19,143	136,610	8,879	63,120
Issued in reinvestment of distributions	142,921	973,389	178,418	1,254,878
Redeemed	(344,668)	(2,480,343)	(593,243)	(4,355,392)
	(182,604)	(1,370,344)	(405,946)	(3,037,394)
C Class/Shares Authorized	75,000,000		75,000,000
Sold	1,439,558	10,243,346	2,621,867	19,274,390
Issued in reinvestment of distributions	1,411,231	9,625,620	1,287,099	9,078,470
Redeemed	(1,885,720)	(13,394,377)	(2,890,321)	(21,235,590)
	965,069	6,474,589	1,018,645	7,117,270
R Class/Shares Authorized	50,000,000		50,000,000
Sold	1,043,332	7,386,278	1,703,646	12,525,606
Issued in reinvestment of distributions	575,604	3,927,973	538,633	3,795,362
Redeemed	(656,340)	(4,660,398)	(1,696,072)	(12,502,364)
	962,596	6,653,853	546,207	3,818,604
R6 Class/Shares Authorized	10,000,000		10,000,000
Sold	666,920	4,741,147	1,144,763	8,656,694
Issued in reinvestment of distributions	105,200	721,757	4,870	36,014
Redeemed	(421,785)	(2,993,985)	(68,422)	(512,365)
	350,335	2,468,919	1,081,211	8,180,343
Net increase (decrease)	6,581,256	$40,898,251	4,128,418	$23,105,269

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$839,155,179	$299,509,965	—
U.S. Treasury Securities	—	176,526,204	—
Corporate Bonds	—	157,093,114	—
U.S. Government Agency Mortgage-Backed Securities	—	74,641,733	—
Sovereign Governments and Agencies	—	61,909,120	—
Commercial Paper	—	39,387,166	—
Municipal Securities	—	35,369,216	—
Collateralized Mortgage Obligations	—	18,299,477	—
Commercial Mortgage-Backed Securities	—	17,981,060	—
Asset-Backed Securities	—	10,811,543	—
Exchange-Traded Funds	3,572,244	—	—
Convertible Preferred Stocks	—	62,555	—
Preferred Stocks	—	39,585	—
Temporary Cash Investments	26,715,853	—	—
	$869,443,276	$891,630,738	—
Other Financial Instruments
Futures Contracts	$3,468	—	—
Swap Agreements	—	$69,923	—
Forward Foreign Currency Exchange Contracts	—	559,621	—
	$3,468	$629,544	—

Liabilities
Other Financial Instruments
Futures Contracts	$(10,251)	—	—
Forward Foreign Currency Exchange Contracts	—	$(1,151,152)	—
	$(10,251)	$(1,151,152)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $5,400,000.

Equity Price Risk - The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $62,828,334.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 45 contracts.

Value of Derivative Instruments as of May 31, 2015

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$1,362	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	559,621	Unrealized depreciation on forward foreign currency exchange contracts	$1,151,152
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,313	Payable for variation margin on futures contracts*	6,219
		$562,296		$1,157,371

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(52,878)	Change in net unrealized appreciation (depreciation) on swap agreements	$69,923
Equity Price Risk	Net realized gain (loss) on futures contract transactions	109,018	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	518,561	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(728,652)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	40,941	Change in net unrealized appreciation (depreciation) on futures contracts	(6,783)
		$615,642		$(665,512)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,532,248,449
Gross tax appreciation of investments	$254,373,600
Gross tax depreciation of investments	(25,548,035)
Net tax appreciation (depreciation) of investments	$228,825,565

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$7.67	0.03	0.14	0.17	(0.02)	(0.60)	(0.62)	$7.22	2.73%	1.06%(4)	0.97%(4)	48%	$721,164
2014	$7.75	0.07	0.53	0.60	(0.07)	(0.61)	(0.68)	$7.67	8.46%	1.06%	0.92%	69%	$714,110
2013	$7.08	0.08	0.97	1.05	(0.10)	(0.28)	(0.38)	$7.75	15.44%	1.06%	1.13%	74%	$681,335
2012	$6.48	0.10	0.66	0.76	(0.10)	(0.06)	(0.16)	$7.08	11.81%	1.07%	1.48%	78%	$627,729
2011	$6.30	0.10	0.18	0.28	(0.10)	—	(0.10)	$6.48	4.42%	1.07%	1.51%	86%	$586,861
2010	$5.83	0.09	0.47	0.56	(0.09)	—	(0.09)	$6.30	9.65%	1.07%	1.44%	87%	$614,299
Institutional Class
2015(3)	$7.68	0.04	0.14	0.18	(0.03)	(0.60)	(0.63)	$7.23	2.84%	0.86%(4)	1.17%(4)	48%	$266,995
2014	$7.75	0.08	0.54	0.62	(0.08)	(0.61)	(0.69)	$7.68	8.82%	0.86%	1.12%	69%	$289,676
2013	$7.08	0.09	0.97	1.06	(0.11)	(0.28)	(0.39)	$7.75	15.66%	0.86%	1.33%	74%	$255,268
2012	$6.48	0.12	0.65	0.77	(0.11)	(0.06)	(0.17)	$7.08	12.03%	0.87%	1.68%	78%	$240,396
2011	$6.30	0.11	0.18	0.29	(0.11)	—	(0.11)	$6.48	4.63%	0.87%	1.71%	86%	$235,783
2010	$5.83	0.10	0.47	0.57	(0.10)	—	(0.10)	$6.30	9.87%	0.87%	1.64%	87%	$225,389

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$7.66	0.03	0.14	0.17	(0.02)	(0.60)	(0.62)	$7.21	2.65%	1.31%(4)	0.72%(4)	48%	$559,460
2014	$7.74	0.05	0.53	0.58	(0.05)	(0.61)	(0.66)	$7.66	8.22%	1.31%	0.67%	69%	$606,035
2013	$7.07	0.06	0.97	1.03	(0.08)	(0.28)	(0.36)	$7.74	15.19%	1.31%	0.88%	74%	$675,093
2012	$6.47	0.08	0.66	0.74	(0.08)	(0.06)	(0.14)	$7.07	11.57%	1.32%	1.23%	78%	$620,975
2011	$6.29	0.08	0.18	0.26	(0.08)	—	(0.08)	$6.47	4.17%	1.32%	1.26%	86%	$562,309
2010	$5.82	0.07	0.47	0.54	(0.07)	—	(0.07)	$6.29	9.39%	1.32%	1.19%	87%	$573,518
B Class
2015(3)	$7.63	—(5)	0.13	0.13	—(5)	(0.60)	(0.60)	$7.16	2.14%	2.06%(4)	(0.03)%(4)	48%	$11,068
2014	$7.72	(0.01)	0.54	0.53	(0.01)	(0.61)	(0.62)	$7.63	7.49%	2.06%	(0.08)%	69%	$13,177
2013	$7.06	0.01	0.96	0.97	(0.03)	(0.28)	(0.31)	$7.72	14.26%	2.06%	0.13%	74%	$16,478
2012	$6.47	0.03	0.66	0.69	(0.04)	(0.06)	(0.10)	$7.06	10.75%	2.07%	0.48%	78%	$19,002
2011	$6.29	0.03	0.18	0.21	(0.03)	—	(0.03)	$6.47	3.39%	2.07%	0.51%	86%	$21,518
2010	$5.82	0.03	0.47	0.50	(0.03)	—	(0.03)	$6.29	8.56%	2.07%	0.44%	87%	$25,713

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(3)	$7.64	—(5)	0.14	0.14	—(5)	(0.60)	(0.60)	$7.18	2.28%	2.06%(4)	(0.03)%(4)	48%	$127,235
2014	$7.74	(0.01)	0.53	0.52	(0.01)	(0.61)	(0.62)	$7.64	7.33%	2.06%	(0.08)%	69%	$128,076
2013	$7.07	0.01	0.97	0.98	(0.03)	(0.28)	(0.31)	$7.74	14.39%	2.06%	0.13%	74%	$121,782
2012	$6.48	0.03	0.66	0.69	(0.04)	(0.06)	(0.10)	$7.07	10.73%	2.07%	0.48%	78%	$100,437
2011	$6.30	0.03	0.18	0.21	(0.03)	—	(0.03)	$6.48	3.38%	2.07%	0.51%	86%	$91,094
2010	$5.83	0.03	0.47	0.50	(0.03)	—	(0.03)	$6.30	8.54%	2.07%	0.44%	87%	$89,474
R Class
2015(3)	$7.64	0.02	0.13	0.15	(0.01)	(0.60)	(0.61)	$7.18	2.44%	1.56%(4)	0.47%(4)	48%	$53,657
2014	$7.72	0.03	0.54	0.57	(0.04)	(0.61)	(0.65)	$7.64	8.02%	1.56%	0.42%	69%	$49,716
2013	$7.06	0.05	0.95	1.00	(0.06)	(0.28)	(0.34)	$7.72	14.78%	1.56%	0.63%	74%	$46,052
2012	$6.46	0.07	0.66	0.73	(0.07)	(0.06)	(0.13)	$7.06	11.36%	1.57%	0.98%	78%	$48,677
2011	$6.28	0.07	0.18	0.25	(0.07)	—	(0.07)	$6.46	3.91%	1.57%	1.01%	86%	$39,971
2010	$5.82	0.06	0.46	0.52	(0.06)	—	(0.06)	$6.28	8.94%	1.57%	0.94%	87%	$33,741
R6 Class
2015(3)	$7.67	0.05	0.14	0.19	(0.04)	(0.60)	(0.64)	$7.22	2.92%	0.71%(4)	1.32%(4)	48%	$10,456
2014	$7.75	0.08	0.55	0.63	(0.10)	(0.61)	(0.71)	$7.67	8.84%	0.71%	1.27%	69%	$8,420
2013(6)	$7.41	0.03	0.34	0.37	(0.03)	—	(0.03)	$7.75	4.97%	0.71%(4)	1.17%(4)	74%(7)	$127

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86224 1507

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 29, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 29, 2015